UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 31, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	28
Privacy Notice	39
Trustee and Officer Information	41

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$982.80	$1,023.00	$1.98	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	981.20	1,021.35	3.62	3.69	0.73
Core Plus Fixed Income Portfolio Class L	1,000.00	980.00	1,020.00	4.95	5.05	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	978.00	1,017.90	7.02	7.16	1.42
Core Plus Fixed Income Portfolio Class IS	1,000.00	983.10	1,023.25	1.74	1.77	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 12 Month USD LIBOR + 1.62%, 2.40%, 7/1/45	$76	$77
Agency Fixed Rate Mortgages (20.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,549	1,608
3.00%, 11/1/49 - 12/1/49	2,910	3,029
3.50%, 8/1/49	1,484	1,549
4.00%, 4/1/49 - 11/1/49	4,714	4,999
4.50%, 2/1/49	1,928	2,076
Gold Pools:
3.00%, 3/1/47 - 6/1/49	3,499	3,687
3.50%, 1/1/44 - 4/1/49	1,775	1,901
4.00%, 6/1/44 - 1/1/48	1,177	1,266
5.41%, 7/1/37 - 8/1/37	20	22
5.44%, 1/1/37 - 6/1/38	58	64
5.46%, 5/1/37 - 1/1/38	53	58
5.48%, 8/1/37 - 10/1/37	48	52
5.50%, 8/1/37 - 4/1/38	73	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 - 8/1/37	67	73
6.00%, 10/1/36 - 8/1/38	103	117
6.50%, 12/1/25 - 8/1/33	78	87
7.00%, 6/1/28 - 11/1/31	33	34
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/50 (a)	4,000	4,144
3.00%, 4/1/35 - 4/1/50(a)	23,960	25,115
3.50%, 4/1/50 (a)	35,000	36,991
Conventional Pools:
2.50%, 10/1/49 - 2/1/50	4,515	4,662
3.00%, 6/1/40 - 1/1/50	15,488	16,187
3.50%, 8/1/45 - 11/1/49	12,645	13,371
4.00%, 11/1/41 - 9/1/49	8,655	9,261
4.50%, 3/1/41 - 8/1/49	3,654	3,926
5.00%, 3/1/41	193	214
5.50%, 6/1/35 - 1/1/37	55	62
5.62%, 12/1/36	31	34
6.50%, 4/1/24 - 1/1/34	744	839
7.00%, 11/1/22 - 12/1/33	127	137
9.50%, 4/1/30	60	68
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 - 7/20/49	2,463	2,617
4.00%, 8/20/41 - 11/20/49	13,695	14,577
4.50%, 4/20/49 - 7/20/49	2,230	2,337
5.00%, 12/20/48 - 2/20/49	424	449
6.50%, 5/15/40	469	564
		156,264
	Face Amount (000)		Value (000)
Asset-Backed Securities (11.7%)
Aaset Trust,
3.84%, 5/15/39 (b)		$447	$338
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 1.55%, 4/25/34 (c)		754	713
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		601	548
Aqua Finance Trust,
3.47%, 7/16/40 (b)		900	892
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		850	717
5.00%, 11/17/25 (b)		525	500
BCMSC Trust,
7.51%, 1/15/29 (c)		1,653	1,464
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		802	547
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,559	1,553
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		1,000	829
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (b)		2,000	1,221
4.66%, 7/15/26 (b)		1,000	627
5.21%, 7/15/25 (b)		1,136	375
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		20	15
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		1,457	1,411
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)		900	829
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	600	426
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$1,154	808
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (b)		446	446
Finance of America Structured Securities Trust,
3.81%, 4/25/29 (b)(c)		757	761
Foundation Finance Trust,
3.86%, 11/15/34 (b)		710	680
FREED ABS Trust,
3.19%, 11/18/26 (b)		2,000	1,754
3.87%, 6/18/26 (b)		800	690
4.61%, 10/20/25 (b)		969	906
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,450	822
Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 2.25%, 7/17/37 (b)(c)		2,200	2,007
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 2.70%, 6/17/37 (b)(c)		2,500	2,034

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
1 Month USD LIBOR + 2.25%, 3.05%, 7/17/37 (b)(c)		$132	$104
JOL Air Ltd.,
4.95%, 4/15/44 (b)		242	164
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		900	630
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		1,161	813
MAPS Ltd.,
4.21%, 5/15/43 (b)		597	453
METAL LLC,
4.58%, 10/15/42 (b)		623	509
MFA LLC,
3.35%, 11/25/47 (b)		747	762
3.88%, 5/25/48 (b)		1,003	1,035
4.16%, 7/25/48 (b)		811	809
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (b)(c)		1,200	1,164
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (b)		600	583
3.06%, 9/15/52 - 8/15/53 (b)		2,630	2,500
New Residential Mortgage LLC,
4.69%, 5/25/23 (b)		375	370
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.35%, 8/15/26 (b)(c)	GBP	500	608
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 2.65%, 2/25/44 (b)(c)		$619	601
NRZ Advance Receivables Trust,
3.33%, 7/15/52 (b)		900	869
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		388	372
4.59%, 2/25/23 (b)		697	698
NYCTL Trust,
2.19%, 11/10/32 (b)		1,747	1,738
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		1,000	966
5.44%, 2/15/27 (b)		550	555
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 3.30%, 4/25/23 (b)(c)		1,050	941
1 Month USD LIBOR + 2.65%, 3.60%, 8/25/25 (b)(c)		1,400	1,298
1 Month USD LIBOR + 2.85%, 3.80%, 2/25/23 (b)(c)		500	350
Pretium Mortgage Credit Partners I LLC,
2.86%, 5/27/59 (b)		2,260	1,628
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (b)		1,150	1,016
3.59%, 7/15/25 (b)		1,250	1,111
4.87%, 6/17/24 (b)		450	437
5.50%, 10/15/24 (b)		2,000	1,864
	Face Amount (000)		Value (000)
PRPM LLC,
3.35%, 11/25/24 (b)		$1,064	$1,056
3.97%, 4/25/24 (b)		1,015	909
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		2,459	1,847
RCO V Mortgage LLC,
3.47%, 11/25/24 (b)		2,175	2,099
4.46%, 10/25/23 (b)		698	671
ReadyCap Lending Small Business Loan Trust,
PRIME - 0.50%, 2.75%, 12/27/44 (b)(c)		914	817
Republic FInance Issuance Trust,
3.43%, 11/22/27 (b)		1,100	964
3.93%, 11/22/27 (b)		500	417
RMF Buyout Issuance Trust,
5.43%, 11/25/28 (b)(c)		1,200	1,200
S-Jets Ltd.,
7.02%, 8/15/42 (b)		976	450
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		2,137	2,030
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.16%, 7/25/39 - 1/25/40 (c)	EUR	3,900	3,929
Small Business Lending Trust,
2.85%, 7/15/26 (b)		$504	495
Small Business Origination Loan Trust,
4.05%, 12/15/27 (c)	GBP	782	389
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (b)		$600	573
4.02%, 8/25/27 (b)		200	185
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (b)		535	405
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2.77%, 10/15/52 (b)		1,000	971
START Ireland,
4.09%, 3/15/44 (b)		511	358
Start Ltd.,
4.09%, 5/15/43 (b)		1,318	1,000
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		1,500	1,304
5.15%, 9/17/34 (b)		1,200	1,114
5.77%, 11/17/33 (b)		1,300	1,269
Upgrade Receivables Trust,
5.17%, 11/15/24 (b)		1,500	1,447
Upstart Securitization Trust,
3.73%, 9/20/29 (b)		1,700	1,367
5.00%, 8/20/25 (b)		1,080	1,060
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)		392	391
VCAT LLC,
3.57%, 11/25/49 (b)		1,209	1,194

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Vericrest Opportunity Loan Trust,
3.18%, 10/25/49 (b)	$1,436	$1,307
3.35%, 9/25/49 (b)	1,730	1,501
Verizon Owner Trust,
1.94%, 4/22/24	1,700	1,628
VOLT LXIV LLC,
3.38%, 10/25/47 (b)	322	301
VOLT LXXX LLC,
3.23%, 10/25/49 (b)	991	932
VOLT LXXXIII LLC,
3.33%, 11/26/49 (b)	1,959	1,782
VOLT LXXXV LLC,
3.23%, 1/25/50 (b)	1,412	1,279
VOLT LXXXVIII LLC,
2.98%, 3/25/50 (b)	1,947	1,749
		89,251
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 5.87%, 12/25/26 (b)(c)	150	129
1 Month USD LIBOR + 5.05%, 6.57%, 7/25/23 (c)	99	90
1 Month USD LIBOR + 5.25%, 6.77%, 7/25/26 (b)(c)	89	78
IO
0.33%, 11/25/27 (c)	23,816	544
0.43%, 8/25/27 (c)	14,773	416
IO REMIC
6.00% - 1 Month USD LIBOR, 5.30%, 11/15/43 (d)	870	144
6.05% - 1 Month USD LIBOR, 5.35%, 4/15/39 (d)	437	10
IO STRIPS
7.50%, 12/15/29	22	4
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.76%, 9/25/20 (d)	1,161	4
IO PAC REMIC
8.00%, 9/18/27	72	11
IO REMIC
6.00%, 7/25/33	55	8
IO STRIPS
6.50%, 9/25/29 - 12/25/29	308	50
8.00%, 4/25/24	41	1
8.50%, 10/25/25	23	3
9.00%, 11/25/26	24	3
REMIC
7.00%, 9/25/32	170	205
Government National Mortgage Association,
IO
5.00%, 2/16/41	174	26
	Face Amount (000)	Value (000)
6.10% - 1 Month USD LIBOR, 5.40%, 7/16/33 (d)	$88	$—	@
IO PAC
6.15% - 1 Month USD LIBOR, 5.38%, 10/20/41 (d)	900	64
		1,790
Commercial Mortgage-Backed Securities (4.5%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 3.00%, 9/15/36 (b)(c)	1,400	1,308
BANK 2019-BNK21,
IO
1.00%, 10/17/52 (c)	14,980	961
Barclays Commercial Mortgage Trust,
IO
1.35%, 5/15/52 (c)	17,963	1,693
BBCMS Trust,
4.28%, 9/10/28 (b)(c)	1,037	1,013
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 2.40%, 12/15/35 (b)(c)	2,500	2,428
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.70%, 11/15/34 (b)(c)	1,150	969
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 2.56%, 11/15/31 (b)(c)	761	725
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (b)	1,100	611
IO
0.85%, 11/10/48 (c)	2,742	83
0.89%, 9/10/58 (c)	4,620	184
COMM Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,052
5.29%, 8/10/46 (b)(c)	800	726
IO
0.10%, 7/10/45 (c)	12,670	30
0.77%, 10/10/47 (c)	3,328	89
1.00%, 7/15/47 (c)	3,042	104
Commercial Mortgage Pass-Through Certificates,
4.63%, 2/10/47 (b)(c)	575	510
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)	500	449
IO
0.74%, 9/10/47 (c)	5,216	130
1.27%, 10/10/48 (c)	5,073	271
HMH Trust,
6.29%, 7/5/31 (b)	450	428
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 2.75%, 1/15/33 (b)(c)	579	514
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	1,700	1,371

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (c)	$6,956	$106
0.73%, 12/15/49 (c)	4,394	127
0.94%, 7/15/47 (c)	7,249	165
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	674
IO
1.00%, 8/15/47 (c)	3,903	128
MFT Trust,
3.48%, 2/6/30 (b)(c)	800	616
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	1,000	536
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.56%, 3/25/50 (b)(c)	3,000	3,006
1 Month USD LIBOR + 1.70%, 2.65%, 10/15/49 (b)(c)	485	436
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.90%, 7/15/36 (b)(c)	2,300	2,234
4.13%, 5/15/39 (b)(c)	2,300	2,028
4.32%, 1/15/43 (b)(c)	800	559
4.41%, 2/15/39 (b)(c)	1,941	1,221
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (b)(c)	1,900	1,693
4.51%, 2/15/41 (b)(c)	1,250	793
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 2.85%, 9/15/36 (b)(c)	1,621	1,484
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 2.21%, 2.91%, 1/15/35 (b)(c)	500	462
1 Month USD LIBOR + 1.74%, 3.39%, 2/15/37 (b)(c)	900	694
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	1,400	1,146
4.14%, 5/15/45 (b)(c)	425	376
		34,133
Corporate Bonds (34.3%)
Energy (0.4%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	2,250	2,270
3.25%, 5/6/22	625	632
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (b)	400	385
		3,287
	Face Amount (000)	Value (000)
Finance (14.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	$1,150	$975
Aflac, Inc.,
3.60%, 4/1/30	2,500	2,537
Air Lease Corp.,
2.30%, 2/1/25	1,325	1,014
American Express Co.,
4.20%, 11/6/25	1,625	1,782
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,095
4.88%, 6/1/22	375	385
Aon Corp.,
2.20%, 11/15/22	1,250	1,246
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	375
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	1,750	1,361
Banco Bradesco SA,
3.20%, 1/27/25 (b)	2,790	2,568
Banco Santander Chile,
2.70%, 1/10/25 (b)	1,125	1,084
Banco Santander SA,
5.18%, 11/19/25	600	636
Bank of America Corp.,
2.88%, 10/22/30	1,350	1,352
3.19%, 7/23/30	375	383
4.24%, 4/24/38	225	260
4.25%, 10/22/26	2,288	2,438
6.11%, 1/29/37	250	322
MTN
4.00%, 1/22/25	1,055	1,112
Bank of Montreal,
3.80%, 12/15/32	1,675	1,628
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	1,750	1,847
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (b)	1,530	1,561
BBVA USA,
3.50%, 6/11/21	800	796
BNP Paribas SA,
2.82%, 11/19/25 (b)	700	693
4.40%, 8/14/28 (b)	1,050	1,122
Boston Properties LP,
3.80%, 2/1/24	700	712
BPCE SA,
5.15%, 7/21/24 (b)	1,075	1,135
Brighthouse Financial, Inc.,
4.70%, 6/22/47	225	176

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Brookfield Finance LLC,
3.45%, 4/15/50	$1,350	$1,087
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	773
Brown & Brown, Inc.,
4.20%, 9/15/24	1,150	1,215
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	2,300	2,281
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,603
Capital One Financial Corp.,
3.30%, 10/30/24	3,525	3,454
CIT Bank NA,
2.97%, 9/27/25	800	679
Citigroup, Inc.,
2.98%, 11/5/30	3,125	3,058
4.41%, 3/31/31	1,575	1,734
6.68%, 9/13/43	120	158
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	250
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	863
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	657
Credit Agricole SA,
3.75%, 4/24/23 (b)	1,175	1,202
3.88%, 4/15/24 (b)	500	511
Credit Suisse Group AG,
2.59%, 9/11/25 (b)	2,125	2,022
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24	725	696
Danske Bank A/S,
5.00%, 1/12/22 (b)	350	360
Deutsche Bank AG,
2.70%, 7/13/20	625	613
3.95%, 2/27/23	850	846
Discover Bank,
7.00%, 4/15/20	250	250
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,315	1,409
GLP Capital LP/GLP Financing II, Inc.,
3.35%, 9/1/24	1,900	1,698
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	1,750	1,800
6.75%, 10/1/37	965	1,281
MTN
4.80%, 7/8/44	625	703
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	770	621
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (b)	475	542
	Face Amount (000)	Value (000)
Harborwalk Funding Trust,
5.08%, 2/15/69 (b)	$950	$1,123
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,390
HSBC USA, Inc.,
3.50%, 6/23/24	1,450	1,461
ING Bank N.V.,
5.80%, 9/25/23 (b)	204	221
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	624
iStar, Inc.,
5.25%, 9/15/22	300	279
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)	3,100	2,954
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (b)	450	419
JPMorgan Chase & Co.,
3.70%, 5/6/30	3,750	4,030
4.13%, 12/15/26	1,600	1,725
JPMorgan Chase Bank NA,
0.00%, 8/7/22	1,000	1,080
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	859
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	249
4.38%, 3/22/28	1,525	1,628
Macquarie Bank Ltd.,
2.30%, 1/22/25 (b)(e)	1,700	1,674
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	1,225	1,269
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	1,040	1,107
MetLife, Inc.,
4.55%, 3/23/30	2,525	2,790
5.88%, 2/6/41	150	192
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	600
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	293
Nationwide Building Society,
3.96%, 7/18/30 (b)	575	582
4.30%, 3/8/29 (b)	1,300	1,357
4.36%, 8/1/24 (b)	500	503
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	612
Pine Street Trust I,
4.57%, 2/15/29 (b)	575	547
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24	1,650	1,695
Realty Income Corp.,
3.25%, 10/15/22	400	402
REC Ltd.,
5.25%, 11/13/23 (b)	2,075	2,047

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont'd)
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$875	$900
Santander UK Group Holdings PLC,
3.57%, 1/10/23		2,400	2,390
Service Properties Trust,
4.35%, 10/1/24		1,850	1,360
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)		500	499
Societe Generale SA,
2.63%, 1/22/25 (b)		1,625	1,568
Standard Chartered PLC,
3.05%, 1/15/21 (b)		325	320
4.64%, 4/1/31 (b)		526	542
Syngenta Finance N.V.,
4.89%, 4/24/25 (b)		975	958
TD Ameritrade Holding Corp.,
3.63%, 4/1/25		500	523
Travelers Cos., Inc. (The),
3.75%, 5/15/46		800	889
UBS Group AG,
2.95%, 9/24/20 (b)		525	526
UnitedHealth Group, Inc.,
2.88%, 3/15/23		1,025	1,063
3.75%, 7/15/25		1,675	1,814
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)		450	446
Wells Fargo & Co.,
2.57%, 2/11/31		725	696
2.88%, 10/30/30		425	422
5.01%, 4/4/51		1,000	1,288
			113,877
Industrials (17.0%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		1,675	1,692
Adobe, Inc.,
2.30%, 2/1/30		1,975	1,985
Air Liquide Finance SA,
1.75%, 9/27/21 (b)		450	448
Airbus SE,
0.00%, 6/14/21	EUR	800	862
Akamai Technologies, Inc.,
0.38%, 9/1/27 (b)		$371	370
Aker BP ASA,
3.75%, 1/15/30 (b)		1,400	1,053
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC,
3.50%, 2/15/23 (b)		700	694
Amazon.com, Inc.,
2.80%, 8/22/24		1,625	1,729
	Face Amount (000)	Value (000)
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33	$542	$495
Amgen, Inc.,
3.38%, 2/21/50	850	899
4.66%, 6/15/51	575	726
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,650	1,825
5.55%, 1/23/49	1,125	1,327
Anthem, Inc.,
2.38%, 1/15/25	550	546
3.65%, 12/1/27	1,650	1,706
Apple, Inc.,
2.95%, 9/11/49	2,025	2,165
3.20%, 5/13/25	450	489
AT&T, Inc.,
4.50%, 3/9/48	1,025	1,115
4.90%, 8/15/37	550	615
BAT Capital Corp.,
3.56%, 8/15/27	2,100	1,982
Becton Dickinson and Co.,
2.89%, 6/6/22	600	599
Boeing Co. (The),
3.95%, 8/1/59	850	767
Booking Holdings, Inc.,
0.90%, 9/15/21	275	275
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (b)	1,200	938
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (b)	2,050	2,268
Centene Corp.,
5.25%, 4/1/25 (b)	290	295
Cigna Corp.,
3.05%, 10/15/27 (b)	375	373
3.40%, 3/1/27 (b)	625	634
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	625	620
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	551
Coca-Cola Co. (The),
3.20%, 11/1/23	375	418
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	1,600	1,574
Comcast Corp.,
3.40%, 4/1/30	1,350	1,465
3.95%, 10/15/25	450	490
4.05%, 11/1/52	450	538
Concho Resources, Inc.,
4.85%, 8/15/48	575	434
Crown Castle International Corp.,
4.15%, 7/1/50	725	717
CVS Health Corp.,
3.75%, 4/1/30	1,025	1,058

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
4.30%, 3/25/28		$750	$804
5.05%, 3/25/48		1,300	1,491
5.13%, 7/20/45		425	491
Deere & Co.,
3.10%, 4/15/30		500	530
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (b)		1,475	1,525
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25		1,050	1,026
Diageo Capital PLC,
2.13%, 10/24/24		1,475	1,441
Diamond Sports Group LLC/ Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)(e)		700	472
Diamondback Energy, Inc.,
3.25%, 12/1/26		1,750	1,240
Dollar Tree, Inc.,
3.70%, 5/15/23		450	458
DuPont de Nemours, Inc.,
5.42%, 11/15/48		700	773
Enbridge, Inc.,
2.50%, 1/15/25		925	839
Energy Transfer Operating LP,
2.90%, 5/15/25		1,575	1,322
Expedia Group, Inc.,
3.25%, 2/15/30		1,500	1,263
Exxon Mobil Corp.,
3.10%, 8/16/49 (e)		1,225	1,246
Fiserv, Inc.,
4.20%, 10/1/28		575	623
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		400	368
4.39%, 1/8/26		800	704
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		675	695
Fox Corp.,
5.58%, 1/25/49		925	1,111
General Motors Co.,
6.60%, 4/1/36		200	175
General Motors Financial Co., Inc.,
3.85%, 1/5/28		800	643
4.35%, 1/17/27		1,825	1,463
Glencore Funding LLC,
4.13%, 3/12/24 (b)		2,375	2,187
Grifols SA,
2.25%, 11/15/27 (b)	EUR	800	851
Halliburton Co.,
2.92%, 3/1/30		$1,250	972
HCA, Inc.,
5.25%, 6/15/49		400	429
5.50%, 6/15/47		675	738
	Face Amount (000)	Value (000)
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)	$525	$555
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (b)	535	240
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)	1,000	944
Intel Corp.,
3.90%, 3/25/30	1,700	1,947
International Business Machines Corp.,
3.30%, 5/15/26	2,750	2,945
Jazz Investments I Ltd.,
1.88%, 8/15/21	1,000	951
Johns Hopkins University,
Series A
2.81%, 1/1/60	1,170	1,060
Las Vegas Sands Corp.,
3.20%, 8/8/24	850	769
3.50%, 8/18/26	1,075	986
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)	1,275	1,221
3.88%, 11/15/29 (b)	925	873
Lowe's Cos., Inc.,
2.50%, 4/15/26	775	771
3.65%, 4/5/29	550	566
LYB International Finance III LLC,
4.20%, 10/15/49	550	546
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	600	470
Microsoft Corp.,
3.13%, 11/3/25	325	356
4.45%, 11/3/45	750	990
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)(e)	2,925	2,897
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)	1,375	1,285
Newmont Corp.,
3.70%, 3/15/23	39	39
NIKE, Inc.,
2.85%, 3/27/30	1,225	1,296
Nuance Communications, Inc.,
1.00%, 12/15/35	425	407
Nvent Finance Sarl,
3.95%, 4/15/23	775	807
NVIDIA Corp.,
2.85%, 4/1/30	1,250	1,306
Occidental Petroleum Corp.,
3.20%, 8/15/26	160	77
5.55%, 3/15/26	925	490
Omnicom Group, Inc.,
2.45%, 4/30/30	2,300	2,102
Oracle Corp.,
2.95%, 5/15/25	1,906	1,974

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
4.00%, 7/15/46		$1,050	$1,177
Palo Alto Networks, Inc.,
0.75%, 7/1/23		515	498
Procter & Gamble Co. (The),
3.00%, 3/25/30		1,050	1,168
Resorts World Las Vegas LLC/ RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		2,000	1,771
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		425	295
6.88%, 4/15/40 (b)		775	469
Shell International Finance BV,
3.25%, 5/11/25		1,150	1,207
Sherwin-Williams Co. (The),
2.30%, 5/15/30		1,850	1,735
2.95%, 8/15/29		625	617
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		2,050	2,070
Sika AG,
0.15%, 6/5/25	CHF	540	603
Splunk, Inc.,
0.50%, 9/15/23		$495	534
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		1,270	1,269
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	515
Starbucks Corp.,
3.80%, 8/15/25		$1,550	1,647
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		750	629
Target Corp.,
2.65%, 9/15/30		500	516
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	1,858
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		162	156
Thermo Fisher Scientific, Inc.,
4.50%, 3/25/30		1,250	1,408
TJX Cos., Inc.,
3.88%, 4/15/30		1,625	1,681
Total Capital International SA,
2.88%, 2/17/22		500	503
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,165
Twitter, Inc.,
0.25%, 6/15/24		1,000	899
1.00%, 9/15/21		1,433	1,358
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27		507	502
	Face Amount (000)	Value (000)
United Technologies Corp.,
4.50%, 6/1/42	$475	$551
Verint Systems, Inc.,
1.50%, 6/1/21	325	315
Verizon Communications, Inc.,
3.88%, 2/8/29	375	416
4.67%, 3/15/55	1,071	1,369
ViacomCBS, Inc.,
6.88%, 4/30/36	1,550	1,751
VISA, Inc.,
2.05%, 4/15/30	1,550	1,548
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)	800	797
4.75%, 11/13/28 (b)	1,025	1,050
Walmart, Inc.,
2.95%, 9/24/49	200	220
3.70%, 6/26/28	250	281
Weibo Corp.,
1.25%, 11/15/22	332	282
Western Midstream Operating LP,
3.10%, 2/1/25	1,200	614
Williams Cos., Inc. (The),
4.85%, 3/1/48	1,325	1,241
Zillow Group, Inc.,
2.00%, 12/1/21	1,005	1,014
		129,186
Utilities (2.0%)
Boston Gas Co.,
3.00%, 8/1/29 (b)	1,150	1,113
Calpine Corp.,
4.50%, 2/15/28 (b)	1,450	1,411
DTE Energy Co.,
2.95%, 3/1/30	800	771
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49	450	450
Enel Finance International N.V.,
3.63%, 5/25/27 (b)	350	356
4.25%, 9/14/23 (b)	575	589
Entergy Louisiana LLC,
3.05%, 6/1/31	525	526
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	1,300	1,244
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)	1,380	1,465
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,395
Northern States Power Co.,
2.90%, 3/1/50	825	789
Oglethorpe Power Corp.,
5.05%, 10/1/48	1,325	1,282

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Utilities (cont'd)
ONEOK, Inc.,
3.10%, 3/15/30		$1,750	$1,321
Xcel Energy, Inc.,
2.60%, 12/1/29		1,375	1,305
			15,017
			261,367
Mortgages — Other (8.5%)
Adjustable Rate Mortgage Trust,
4.24%, 6/25/35 (c)		196	178
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 1.13%, 5/25/47 (c)		123	97
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 1.60%, 7/25/46 (c)		167	114
5.86%, 10/25/36		507	218
6.00%, 4/25/36		14	14
Banc of America Funding Trust,
5.25%, 7/25/37		106	102
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		1,796	1,257
ChaseFlex Trust,
6.00%, 2/25/37		707	433
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	2,930	2,088
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.87%, 7/25/36 (c)	EUR	523	533
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.41%, 10/17/40 (c)		700	696
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.46%, 6/13/45 (c)	GBP	705	796
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.23%, 7/15/47 (c)		214	241
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 - 5/25/47		$4,544	4,495
1 Month USD LIBOR + 2.35%, 3.30%, 4/25/30 (c)		1,139	992
3.50%, 5/25/45 - 5/25/47		2,025	2,042
3.87%, 5/25/45 (b)(c)		90	87
4.00%, 5/25/45		73	74
1 Month USD LIBOR + 5.15%, 6.10%, 10/25/29 (c)		300	157
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)		1,900	1,196
5.07%, 5/25/24 (b)(c)		1,400	1,421
GCAT Trust,
2.65%, 10/25/68 (b)(c)		1,040	1,033
	Face Amount (000)		Value (000)
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	385	$392
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.94%, 1/19/38 (c)		$447	362
Headlands Residential LLC,
3.97%, 6/25/24 (b)		500	441
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	558	522
JP Morgan Mortgage Trust,
4.29%, 6/25/37 (c)		$115	93
6.00%, 6/25/37		64	61
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.17%, 6/17/38 (c)	EUR	768	746
Lehman Mortgage Trust,
6.50%, 9/25/37		$702	358
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)		675	612
4.58%, 10/25/23 (b)		1,000	957
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		844	874
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.65%, 12/15/50 (c)	GBP	1,400	1,501
NRPL Trust,
4.25%, 7/25/67 (b)		$1,023	1,055
OBX Trust,
3.50%, 10/25/59 (b)(c)		1,005	999
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.13%, 1/15/39 (c)	GBP	275	278
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.05%, 12/15/39 (c)	EUR	800	614
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.74%, 3/12/61 (b)(c)		$1,960	1,954
PRPM LLC,
3.50%, 10/25/24 (b)(c)		1,873	1,864
4.50%, 1/25/24 (b)		953	968
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.26%, 6/18/45 (c)	GBP	750	910
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 - 2/25/59		$14,134	14,729
4.00%, 7/25/56 (c)		450	418
4.00%, 8/25/56 (b)(c)		1,000	820
4.00%, 8/25/58 - 2/25/59		2,286	2,475
4.25%, 8/25/59 (b)(c)		2,700	2,124
4.50%, 6/25/57		2,514	2,729
4.75%, 7/25/56 - 6/25/57 (b)(c)		1,408	1,214
4.75%, 10/25/58 (c)		1,300	1,035

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.80%, 5/25/47 (b)(c)		$1,449	$1,159
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	1,600	1,364
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$2,000	1,813
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		850	688
Verus Securitization Trust,
3.72%, 1/25/47 (b)(c)		335	330
			64,723
Municipal Bonds (0.5%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	359
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	341
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	664
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	387
University of Virginia, VA,
Series C-1
2.97%, 9/1/49		1,440	1,419
Series C-2
2.97%, 9/1/49		1,020	1,009
			4,179
Sovereign (7.1%)
Angolan Government International Bond,
8.00%, 11/26/29 (b)		980	409
Australia Government Bond,
2.75%, 11/21/28	AUD	21,950	15,838
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)		$1,240	1,131
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	16,700	3,663
Brazilian Government International Bond,
4.50%, 5/30/29		$3,200	3,296
Croatia Government International Bond,
2.75%, 1/27/30	EUR	1,070	1,246
Dominican Republic International Bond,
5.88%, 1/30/60 (b)(e)		$1,160	989
	Face Amount (000)		Value (000)
Ecuador Government International Bond,
9.50%, 3/27/30		$850	$255
10.75%, 1/31/29		1,150	331
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	1,525	1,340
8.15%, 11/20/59 (b)		$470	385
Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	598
3.88%, 2/1/28 (b)		2,661	2,460
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	3,000	3,610
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	26,186,000	1,634
8.38%, 3/15/34		$19,717,000	1,215
Mexican Bonos,
Series M
8.50%, 5/31/29	MXN	70,000	3,188
Mexico Government International Bond,
3.25%, 4/16/30		$750	707
Nigeria Government International Bond,
9.25%, 1/21/49 (b)(e)		1,620	1,153
Pertamina Persero PT,
6.50%, 11/7/48 (b)		1,325	1,470
Peruvian Government International Bond,
5.35%, 8/12/40	PEN	5,375	1,519
Petroleos Mexicanos,
6.50%, 1/23/29		$525	384
6.84%, 1/23/30 (b)		570	415
6.95%, 1/28/60 (b)		350	238
7.69%, 1/23/50 (b)		536	375
Qatar Government International Bond,
5.10%, 4/23/48 (b)		1,280	1,558
Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	361	679
Russian Foreign Bond — Eurobond,
5.63%, 4/4/42		$1,400	1,711
Senegal Government International Bond,
6.25%, 5/23/33 (b)		705	637
Ukraine Government International Bond,
6.75%, 6/20/26 (b)	EUR	615	605
9.75%, 11/1/28 (b)		$960	937
			53,976
U.S. Treasury Securities (8.7%)
U.S. Treasury Bonds,
3.00%, 11/15/44 - 5/15/45		36,900	50,206
U.S. Treasury Inflation Indexed Bonds,
1.00%, 2/15/48		5,308	6,539
U.S. Treasury Note,
0.88%, 1/15/29		8,734	9,489
			66,234

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

		Face Amount (000)	Value (000)
Variable Rate Senior Loan Interests (2.0%)
American Airlines, Inc.,
2018	Term Loan B
6/27/25 (f)		$1,000	$812
BWAY Holding Co.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 5.08%, 4/3/24 (c)		995	823
Carrols Restaurant Group, Inc.,
Term Loan B
3 Month USD LIBOR + 3.25%, 4.21%, 4/30/26 (c)		995	733
Chemours Company (The),
2018 USD Term Loan B
3 Month USD LIBOR + 1.75%, 2.74%, 4/3/25 (c)		997	923
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 4.33%, 8/1/24 (c)		997	893
CPG International Inc.
2017 Term Loan
3 Month USD LIBOR + 3.75%, 5.93%, 5/5/24 (c)		375	318
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 2.74%, 8/12/26 (c)		998	955
Grifols Worldwide Operations Ltd.,
2019	Term Loan B
11/15/27 (f)		1,000	954
Hargray Communications Group, Inc.,
2017	Term Loan B
1 Month USD LIBOR + 3.00%, 4.00%, 5/16/24 (c)		997	883
Level 3 Financing, Inc.,
2019	Term Loan B
3/1/27 (f)		1,000	943
Lions Gate Capital Holdings LLC,
2018	Term Loan B
3 Month USD LIBOR + 2.25%, 3.24%, 3/24/25 (c)		997	910
Medallion Midland Acquisition LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (c)		798	454
Playa Resorts Holding BV,
2017	Term Loan B
4/29/24 (f)		995	692
Surf Holdings LLC,
USD Term Loan
3/5/27 (f)		750	673
	Face Amount (000)	Value (000)
Surgery Center Holdings, Inc.,
Term Loan B
3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (c)	$997	$774
Univision Communications, Inc.,
Term Loan C5
3/15/24 (f)	1,000	861
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 5.69%, 8/20/25 (c)	997	653
Virgin Media Bristol LLC,
1 Month USD LIBOR + 2.50%, 3.20%, 1/31/28 (c)	1,000	932
Ziggo Financing Partnership BV,
4/30/28 (f)	1,500	1,432
		15,618
Total Fixed Income Securities (Cost $774,313)		747,612
	Shares
Investment Company (1.0%)
iShares iBoxx Investment Grade Corporate Bond ETF (e) (Cost $7,227)	61,550	7,602
Short-Term Investments (10.7%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,885)	4,884,950	4,885
Investment Company (9.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $75,393)	75,392,511	75,393
	Face Amount (000)
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills,
0.01%, 7/30/20 (e)(g)(h)	$135	135
1.53%, 7/30/20 (e)(g)(h)	1,673	1,672
Total U.S. Treasury Securities (Cost $1,799)		1,807
Total Short-Term Investments (Cost $82,077)		82,085
Total Investments (109.7%) (Cost $863,617) Including $8,607 of Securities Loaned (i)(j)		837,299
Liabilities in Excess of Other Assets (–9.7%)		(74,270)
Net Assets (100.0%)		$763,029

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2020.

(e)  All or a portion of this security was on loan at March 31, 2020.

(f)  Unsettled position. The contract rate does not take effect until settlement date.

(g)  Rate shown is the yield to maturity at March 31, 2020.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreement.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.

(j)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,797,000 and the aggregate gross unrealized depreciation is approximately $48,484,000, resulting in net unrealized depreciation of approximately $21,687,000.

@  Value is less than $500.

ETF  Exchange Traded Fund.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

PRIME  Daily U.S. Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	20,699		$23,643	6/10/20	$753
Bank of America NA		$933	AUD	1,416	6/10/20	(62)
Bank of America NA		$921	AUD	1,416	6/10/20	(51)
Bank of America NA		$1,070	PLN	4,047	6/10/20	(93)
Barclays Bank PLC	AUD	9,686		$5,693	6/10/20	(265)
Barclays Bank PLC	GBP	4,456		$5,841	6/10/20	299
Barclays Bank PLC		$1,065	PLN	4,047	6/10/20	(87)
BNP Paribas SA	EUR	519		$556	6/10/20	(18)
BNP Paribas SA	IDR	52,942,926		$3,597	6/10/20	371
BNP Paribas SA	RUB	1,329		$20	6/10/20	3
BNP Paribas SA		$125	CAD	177	6/10/20	1
Citibank NA	AUD	15,624		$10,411	6/10/20	799
Citibank NA		$1,039	CAD	1,432	6/10/20	(21)
Citibank NA		$1	CAD	2	6/10/20	— @
Citibank NA		$814	MXN	17,190	6/10/20	(97)
Goldman Sachs International	BRL	20,362		$4,383	6/10/20	482
Goldman Sachs International	MXN	98,316		$4,649	6/10/20	547
JPMorgan Chase Bank NA	CHF	3,965	EUR	3,736	6/10/20	144
JPMorgan Chase Bank NA	CHF	615		$667	6/10/20	26
JPMorgan Chase Bank NA	EUR	943	CHF	997	6/10/20	19
JPMorgan Chase Bank NA	EUR	26		$29	6/10/20	(— @)
JPMorgan Chase Bank NA	EUR	3,168		$3,487	6/10/20	(17)
JPMorgan Chase Bank NA	JPY	437,647		$4,205	6/10/20	122
JPMorgan Chase Bank NA		$1,089	CHF	1,000	6/10/20	(46)
JPMorgan Chase Bank NA		$1,077	CHF	1,000	6/10/20	(34)
JPMorgan Chase Bank NA		$1,061	CHF	997	6/10/20	(22)
JPMorgan Chase Bank NA		$4,278	EUR	3,736	6/10/20	(147)
JPMorgan Chase Bank NA		$30	EUR	27	6/10/20	— @
JPMorgan Chase Bank NA		$1,262	EUR	1,160	6/10/20	21
JPMorgan Chase Bank NA		$130	GBP	107	6/10/20	4
Royal Bank of Canada	CAD	3,634		$2,684	6/10/20	100
Royal Bank of Canada	EUR	943	CHF	997	6/10/20	37

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Canada	$1,048	CAD	1,432	6/10/20	$(30)
Royal Bank of Canada	$1,079	CHF	997	6/10/20	(39)
State Street Bank and Trust Co.	$4,319	EUR	3,906	6/10/20	— @
					$2,699

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	387	Jun-20		$77,400	$85,288	$270
U.S. Treasury 30 yr. Bond	7	Jun-20		700	1,254	41
U.S. Treasury 5 yr. Note	392	Jun-20		39,200	49,141	267
U.S. Treasury Ultra Long Bond	53	Jun-20		5,300	11,759	(23)
Short:
German Euro Bund	23	Jun-20	EUR	(2,300)	(4,376)	72
U.S. Treasury 10 yr. Note	22	Jun-20		$(2,200)	(3,051)	(28)
U.S. Treasury 10 yr. Ultra Long Bond	65	Jun-20		(6,500)	(10,142)	(26)
						$573

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$9,359	$578	$(781)	$1,359
@  —  Value is less than $500.

†  —  Credit rating as issued by Standard & Poor's.

*  —  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR  —  Not Rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

MXN  —  Mexican Peso

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.8%
Industrials	15.5
Finance	13.7
Asset-Backed Securities	10.7
Other***	9.8
Short-Term Investments	9.3
U.S. Treasury Securities	7.9
Mortgages — Other	7.8
Sovereign	6.5
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $165,011,000 and net unrealized appreciation of approximately $573,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,699,000 and does not include open swap agreement with total unrealized appreciation of approximately $1,359,000.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $783,339)	$757,021
Investment in Security of Affiliated Issuer, at Value (Cost $80,278)	80,278
Total Investments in Securities, at Value (Cost $863,617)	837,299
Foreign Currency, at Value (Cost $78)	90
Receivable for Investments Sold	12,779
Interest Receivable	4,254
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	3,728
Receivable for Fund Shares Sold	2,918
Receivable for Variation Margin on Futures Contracts	1,039
Receivable for Variation Margin on Swap Agreements	147
Receivable for Swap Agreements Termination	93
Receivable from Affiliate	55
Tax Reclaim Receivable	10
Receivable from Securities Lending Income	3
Dividends Receivable	2
Other Assets	165
Total Assets	862,582
Liabilities:
Payable for Investments Purchased	88,214
Collateral on Securities Loaned, at Value	4,885
Due to Broker	3,779
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,029
Payable for Fund Shares Redeemed	977
Payable for Advisory Fees	345
Bank Overdraft	85
Payable for Professional Fees	72
Payable for Administration Fees	54
Payable for Shareholder Services Fees — Class A	22
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	17
Deferred Capital Gain Country Tax	14
Payable for Sub Transfer Agency Fees — Class A	10
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	39
Total Liabilities	99,553
Net Assets	$763,029
Net Assets Consist Of:
Paid-in-Capital	$768,478
Total Accumulated Loss	(5,449)
Net Assets	$763,029

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$555,321
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	49,776,895
Net Asset Value, Offering and Redemption Price Per Share	$11.16
CLASS A:
Net Assets	$96,077
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,599,622
Net Asset Value, Redemption Price Per Share	$11.17
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.38
Maximum Offering Price Per Share	$11.55
CLASS L:
Net Assets	$704
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	62,897
Net Asset Value, Offering and Redemption Price Per Share	$11.19
CLASS C:
Net Assets	$19,163
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,727,649
Net Asset Value, Offering and Redemption Price Per Share	$11.09
CLASS IS:
Net Assets	$91,764
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,230,085
Net Asset Value, Offering and Redemption Price Per Share	$11.15
(1) Including: Securities on Loan, at Value:	$8,607

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $43 of Foreign Taxes Withheld)	$10,979
Dividends from Security of Affiliated Issuer (Note G)	522
Income from Securities Loaned — Net	9
Total Investment Income	11,510
Expenses:
Advisory Fees (Note B)	1,349
Administration Fees (Note C)	288
Sub Transfer Agency Fees — Class I	206
Sub Transfer Agency Fees — Class A	63
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	4
Shareholder Services Fees — Class A (Note D)	125
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	90
Professional Fees	71
Registration Fees	54
Custodian Fees (Note F)	41
Pricing Fees	36
Shareholder Reporting Fees	19
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	9
Other Expenses	16
Total Expenses	2,383
Waiver of Advisory Fees (Note B)	(551)
Reimbursement of Class Specific Expenses — Class I (Note B)	(77)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(60)
Net Expenses	1,693
Net Investment Income	9,817
Realized Gain (Loss):
Investments Sold (Net of $26 of Capital Gain Country Tax)	13,886
Foreign Currency Forward Exchange Contracts	467
Foreign Currency Translation	(138)
Futures Contracts	1,975
Swap Agreements	12
Net Realized Gain	16,202
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $103)	(46,008)
Foreign Currency Forward Exchange Contracts	2,065
Foreign Currency Translation	(5)
Futures Contracts	793
Swap Agreements	1,359
Net Change in Unrealized Appreciation (Depreciation)	(41,796)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(25,594)
Net Decrease in Net Assets Resulting from Operations	$(15,777)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,817	$13,332
Net Realized Gain	16,202	3,415
Net Change in Unrealized Appreciation (Depreciation)	(41,796)	26,965
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,777)	43,712
Dividends and Distributions to Shareholders:
Class I	(10,741)	(11,689)
Class A	(1,855)	(2,538)
Class L	(13)	(17)
Class C	(282)	(229)
Class IS	(1,432)	(— @)
Total Dividends and Distributions to Shareholders	(14,323)	(14,473)
Capital Share Transactions:(1)
Class I:
Subscribed	247,673	258,962
Distributions Reinvested	10,541	11,394
Redeemed	(138,316)	(93,324)
Class A:
Subscribed	32,820	57,507
Distributions Reinvested	1,855	2,538
Redeemed	(26,680)	(39,054)
Class L:
Exchanged	18	341
Distributions Reinvested	13	17
Redeemed	(20)	(150)
Class C:
Subscribed	7,378	9,758
Distributions Reinvested	277	225
Redeemed	(2,390)	(2,836)
Class IS:
Subscribed	97,952	—
Distributions Reinvested	1,238	— @
Redeemed	(4,446)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	227,913	205,378
Total Increase in Net Assets	197,813	234,617
Net Assets:
Beginning of Period	565,216	330,599
End of Period	$763,029	$565,216

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	21,432	23,170
Shares Issued on Distributions Reinvested	912	1,028
Shares Redeemed	(12,074)	(8,452)
Net Increase in Class I Shares Outstanding	10,270	15,746
Class A:
Shares Subscribed	2,831	5,169
Shares Issued on Distributions Reinvested	160	229
Shares Redeemed	(2,339)	(3,499)
Net Increase in Class A Shares Outstanding	652	1,899
Class L:
Shares Exchanged	2	31
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(2)	(14)
Net Increase in Class L Shares Outstanding	1	19
Class C:
Shares Subscribed	642	873
Shares Issued on Distributions Reinvested	24	20
Shares Redeemed	(213)	(256)
Net Increase in Class C Shares Outstanding	453	637
Class IS:
Shares Subscribed	8,506	—
Shares Issued on Distributions Reinvested	107	— @@
Shares Redeemed	(384)	—
Net Increase in Class IS Shares Outstanding	8,229	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.58		$10.84		$11.17		$11.22		$10.18		$10.36
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.37		0.34		0.32		0.34		0.33
Net Realized and Unrealized Gain (Loss)	(0.34)		0.78		(0.38)		(0.02)		1.11		(0.20)
Total from Investment Operations	(0.18)		1.15		(0.04)		0.30		1.45		0.13
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.41)		(0.29)		(0.35)		(0.41)		(0.31)
Net Realized Gain	(0.08)		—		—		—		—		—
Total Distributions	(0.24)		(0.41)		(0.29)		(0.35)		(0.41)		(0.31)
Net Asset Value, End of Period	$11.16		$11.58		$10.84		$11.17		$11.22		$10.18
Total Return(3)	(1.72	)%(10)	10.83	%(4)	(0.36)%		2.79	%(5)	14.80	%(6)	1.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$555,321		$457,610		$257,605		$265,958		$193,976		$197,057
Ratio of Expenses Before Expense Limitation	0.60	%(11)	0.67%		0.70%		0.73%		0.74%		0.73%
Ratio of Expenses After Expense Limitation	0.40	%(7)(11)	0.41	%(7)	0.40	%(7)	0.40	%(7)	0.43	%(7)(8)	0.51	%(7)(9)
Ratio of Net Investment Income	2.80	%(7)(11)	3.29	%(7)	3.09	%(7)	2.94	%(7)	3.31	%(7)(8)	3.24	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(11)	0.01%		0.02%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	147	%(10)	217%		248%		350%		262%		348%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.63%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.33%.

(6)  Performance was positively impacted by approximately 7.72% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.08%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.52% for Class I shares.

(9)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.60		$10.85		$11.18		$11.23		$10.19		$10.37
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.33		0.30		0.28		0.30		0.30
Net Realized and Unrealized Gain (Loss)	(0.35)		0.79		(0.38)		(0.02)		1.12		(0.21)
Total from Investment Operations	(0.21)		1.12		(0.08)		0.26		1.42		0.09
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.37)		(0.25)		(0.31)		(0.38)		(0.27)
Net Realized Gain	(0.08)		—		—		—		—		—
Total Distributions	(0.22)		(0.37)		(0.25)		(0.31)		(0.38)		(0.27)
Net Asset Value, End of Period	$11.17		$11.60		$10.85		$11.18		$11.23		$10.19
Total Return(3)	(1.88	)%(10)	10.49	%(4)	(0.70)%		2.43	%(5)	14.31	%(6)	0.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$96,077		$92,191		$65,647		$60,874		$24,071		$3,553
Ratio of Expenses Before Expense Limitation	0.90	%(11)	0.97%		1.00%		1.02%		1.15%		1.07%
Ratio of Expenses After Expense Limitation	0.73	%(7)(11)	0.75	%(7)	0.75	%(7)	0.75	%(7)	0.76	%(7)(8)	0.86	%(7)(9)
Ratio of Net Investment Income	2.47	%(7)(11)	2.96	%(7)	2.73	%(7)	2.58	%(7)	2.82	%(7)(8)	2.87	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(11)	0.01%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	147	%(10)	217%		248%		350%		262%		348%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 10.29%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.97%.

(6)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 6.55%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 4, 2016, the maximum ratio was 0.87% for Class A shares.

(9)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$11.61		$10.86		$11.17		$11.23		$10.18		$10.37
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.30		0.27		0.26		0.28		0.27
Net Realized and Unrealized Gain (Loss)	(0.34)		0.78		(0.37)		(0.03)		1.12		(0.21)
Total from Investment Operations	(0.21)		1.08		(0.10)		0.23		1.40		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.33)		(0.21)		(0.29)		(0.35)		(0.25)
Net Realized Gain	(0.08)		—		—		—		—		—
Total Distributions	(0.21)		(0.33)		(0.21)		(0.29)		(0.35)		(0.25)
Net Asset Value, End of Period	$11.19		$11.61		$10.86		$11.17		$11.23		$10.18
Total Return(3)	(2.00	)%(10)	10.12	%(4)	(0.95)%		2.16	%(5)	14.10	%(6)	0.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$704		$720		$464		$1,138		$841		$333
Ratio of Expenses Before Expense Limitation	1.33	%(11)	1.45%		1.41%		1.35%		1.82%		1.76%
Ratio of Expenses After Expense Limitation	1.00	%(7)(11)	1.01	%(7)	1.00	%(7)	1.00	%(7)	1.03	%(7)(8)	1.11	%(7)(9)
Ratio of Net Investment Income	2.21	%(7)(11)	2.70	%(7)	2.46	%(7)	2.37	%(7)	2.65	%(7)(8)	2.65	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(11)	0.01%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	147	%(10)	217%		248%		350%		262%		348%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 9.92%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.70%.

(6)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 6.34%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.12% for Class L shares.

(9)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$11.52		$10.77		$11.10		$11.17		$10.16		$10.44
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.25		0.22		0.20		0.22		0.10
Net Realized and Unrealized Gain (Loss)	(0.35)		0.78		(0.37)		(0.03)		1.12		(0.31)
Total from Investment Operations	(0.25)		1.03		(0.15)		0.17		1.34		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.28)		(0.18)		(0.24)		(0.33)		(0.07)
Net Realized Gain	(0.08)		—		—		—		—		—
Total Distributions	(0.18)		(0.28)		(0.18)		(0.24)		(0.33)		(0.07)
Net Asset Value, End of Period	$11.09		$11.52		$10.77		$11.10		$11.17		$10.16
Total Return(4)	(2.20	)%(10)	9.70	%(5)	(1.39)%		1.57	%(6)	13.52	%(7)	(2.02	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,163		$14,684		$6,873		$4,890		$3,528		$49
Ratio of Expenses Before Expense Limitation	1.59	%(11)	1.68%		1.73%		1.74%		2.00%		14.06	%(11)
Ratio of Expenses After Expense Limitation	1.42	%(8)(11)	1.46	%(8)	1.50	%(8)	1.50	%(8)	1.51	%(8)(9)	1.61	%(8)(11)
Ratio of Net Investment Income	1.78	%(8)(11)	2.23	%(8)	2.01	%(8)	1.86	%(8)	2.04	%(8)(9)	2.23	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(11)	0.01%		0.02%		0.02%		0.02%		0.01	%(11)
Portfolio Turnover Rate	147	%(10)	217%		248%		350%		262%		348	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 9.50%.

(6)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.11%.

(7)  Performance was positively impacted by approximately 7.75% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 5.77%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.62% for Class C shares.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Core Plus Fixed Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019		Period from June 15, 2018(1) to September 30, 2018
Net Asset Value, Beginning of Period	$11.58		$10.84		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.37		0.10
Net Realized and Unrealized Gain (Loss)	(0.35)		0.78		(0.04)
Total from Investment Operations	(0.19)		1.15		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.41)		(0.07)
Net Realized Gain	(0.08)		—		—
Total Distributions	(0.24)		(0.41)		(0.07)
Net Asset Value, End of Period	$11.15		$11.58		$10.84
Total Return(3)	(1.69	)%(6)	10.89	%(4)	0.56	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,764		$11		$10
Ratio of Expenses Before Expense Limitation	0.52	%(7)	18.96%		18.71	%(7)
Ratio of Expenses After Expense Limitation	0.35	%(5)(7)	0.35	%(5)	0.35	%(5)(7)
Ratio of Net Investment Income	2.83	%(5)(7)	3.33	%(5)	3.17	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.01%		0.02	%(7)
Portfolio Turnover Rate	147	%(6)	217%		248	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 10.69%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$77	$—	$77
Agency Fixed Rate Mortgages	—	156,264	—	156,264
Asset-Backed Securities	—	89,251	—	89,251
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,790	—	1,790
Commercial Mortgage- Backed Securities	—	34,133	—	34,133
Corporate Bonds	—	261,367	—	261,367
Mortgages — Other	—	64,723	—	64,723
Municipal Bonds	—	4,179	—	4,179

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Sovereign	$—	$53,976	$—	$53,976
U.S. Treasury Securities	—	66,234	—	66,234
Variable Rate Senior Loan Interests	—	15,618	—	15,618
Total Fixed Income Securities	—	747,612	—	747,612
Investment Company	7,602	—	—	7,602
Short-Term Investments
Investment Company	80,278	—	—	80,278
U.S. Treasury Securities	—	1,807	—	1,807
Total Short-Term Investments	80,278	1,807	—	82,085
Foreign Currency Forward Exchange Contracts	—	3,728	—	3,728
Futures Contracts	650	—	—	650
Credit Default Swap Agreement	—	1,359	—	1,359
Total Assets	88,530	754,506	—	843,036
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,029)	—	(1,029)
Futures Contracts	(77)	—	—	(77)
Total Liabilities	(77)	(1,029)	—	(1,106)
Total	$88,453	$753,477	$—	$841,930

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$3,728
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	650	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	1,359	(a)
Total			$5,737
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,029)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(77	)(a)
Total			$(1,106)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$467
Interest Rate Risk	Futures Contracts	1,975
Credit Risk	Swap Agreements	12
	Total	$2,454

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$2,065
Interest Rate Risk	Futures Contracts	793
Credit Risk	Swap Agreements	1,359
Total		$4,217

At March 31, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$3,728	$(1,029)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)(d)	Net Amount (not less than $0) (000)
Bank of America NA	$753		$(206)	$(547)	$0
Barclays Bank PLC	299		(299)	—	0
BNP Paribas SA	375		(18)	(310)	47
Citibank NA	799		(118)	(681)	0
Goldman Sachs International	1,029		—	(970)	59
JPMorgan Chase Bank NA	336		(266)	—	70
Royal Bank of Canada	137		(69)	(68)	0
State Street Bank and Trust Co.	—	@	—	—	—	@
Total	$3,728		$(976)	$(2,576)	$176

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$206	$(206)	$—	$0
Barclays Bank PLC	352	(299)	—	53
BNP Paribas SA	18	(18)	—	0
Citibank NA	118	(118)	—	0
JPMorgan Chase Bank NA	266	(266)	—	0
Royal Bank of Canada	69	(69)	—	0
Total	$1,029	$(976)	$—	$53

@ Amount is less than $500.

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$104,205,000
Futures Contracts:
Average monthly notional value	$404,893,000
Swap Agreements:
Average monthly notional amount	$7,760,000

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,607	(e)	$—	$(8,607	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $4,885,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,930,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$4,885	$—	$—	$—	$4,885
Total Borrowings	$4,885	$—	$—	$—	$4,885
Gross amount of recognized liabilities for securities lending transactions					$4,885

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2020, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.21% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares, 1.52% for Class C shares and 0.37%

for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $551,000 of advisory fees were waived and approximately $79,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $402,032,000 and $193,978,000, respectively. For the six months ended March 31, 2020, purchases and sales of long-term U.S. Government securities were approximately $867,749,000 and $832,582,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $60,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$57,949	$339,715	$317,386	$522
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$80,278

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$14,473	$8,456

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

At September 30, 2019, the components of distributable earn  ings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,332	$1,053

During the year ended September 30, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,518,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.3%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $5,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

38

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

39

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

41

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
3055686 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Privacy Notice	31
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$965.60	$1,021.50	$3.44	$3.54	0.70%
Corporate Bond Portfolio Class A	1,000.00	965.30	1,020.25	4.67	4.80	0.95
Corporate Bond Portfolio Class L	1,000.00	962.50	1,018.30	6.57	6.76	1.34
Corporate Bond Portfolio Class C	1,000.00	961.10	1,016.00	8.82	9.07	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Corporate Bonds (96.7%)
Communications (0.2%)
Vodafone Group PLC 5.13%, 6/19/59	$250	$287
Energy (1.0%)
BP Capital Markets America, Inc.
3.12%, 5/4/26	775	782
Magellan Midstream Partners LP
3.95%, 3/1/50	125	108
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	375	360
		1,250
Finance (34.5%)
Aflac, Inc.
3.60%, 4/1/30	700	710
Air Lease Corp.,
2.50%, 3/1/21	650	598
3.75%, 6/1/26	600	519
American Express Co.
4.20%, 11/6/25	550	603
American International Group, Inc.,
4.25%, 3/15/29	300	308
4.50%, 7/16/44	275	280
Aon Corp.
2.20%, 11/15/22	300	299
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	550	428
Banco de Credito del Peru
2.70%, 1/11/25 (a)	325	299
Banco Santander Chile
2.70%, 1/10/25 (a)	425	410
Bank of America Corp.,
2.88%, 10/22/30	425	426
3.19%, 7/23/30	125	128
4.24%, 4/24/38	800	923
4.25%, 10/22/26	475	506
7.75%, 5/14/38	550	815
BBVA USA,
2.50%, 8/27/24	325	317
3.50%, 6/11/21	975	970
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	475	463
BNP Paribas SA,
3.05%, 1/13/31 (a)	325	305
4.40%, 8/14/28 (a)	850	908
BPCE SA
5.15%, 7/21/24 (a)	1,025	1,082
Brighthouse Financial, Inc.
4.70%, 6/22/47	95	75
Brookfield Finance LLC
3.45%, 4/15/50	250	201
	Face Amount (000)	Value (000)
Brookfield Finance, Inc.,
3.90%, 1/25/28	$325	$334
4.00%, 4/1/24	300	299
4.85%, 3/29/29	150	160
Brown & Brown, Inc.
4.20%, 9/15/24	325	343
Capital One Financial Corp.,
3.30%, 10/30/24	1,625	1,592
3.75%, 3/9/27	125	120
CIT Bank NA
2.97%, 9/27/25	275	233
Citigroup, Inc.,
2.98%, 11/5/30	1,400	1,370
4.41%, 3/31/31	125	138
4.45%, 9/29/27	1,025	1,073
CNO Financial Group, Inc.
5.25%, 5/30/29	260	254
Commerzbank AG
8.13%, 9/19/23 (a)	550	576
Credit Agricole SA
4.13%, 1/10/27 (a)	250	255
Credit Suisse Group AG
2.59%, 9/11/25 (a)	675	642
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21	650	654
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24	375	360
Danske Bank A/S,
3.00%, 9/20/22 (a)	425	423
5.00%, 1/12/22 (a)	200	206
Deutsche Bank AG,
3.15%, 1/22/21	625	611
3.70%, 5/30/24	100	95
Discover Bank
7.00%, 4/15/20	320	320
Discover Financial Services
3.95%, 11/6/24	625	636
ERP Operating LP
4.63%, 12/15/21	600	614
Federal Realty Investment Trust
3.63%, 8/1/46	225	198
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	486	521
General Electric Co.,
MTN
5.88%, 1/14/38	400	462
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	350	297
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	250	257
MTN
4.80%, 7/8/44	575	647
6.75%, 10/1/37	950	1,261

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Great-West Lifeco Finance LP
4.58%, 5/17/48 (a)	$225	$225
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	200	161
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	275	314
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/29 (b)	775	758
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	847
HSBC Holdings PLC,
2.63%, 11/7/25	625	607
4.38%, 11/23/26	625	660
ING Groep N.V.
4.63%, 1/6/26 (a)	350	370
Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	575	548
JPMorgan Chase & Co.,
3.70%, 5/6/30	2,450	2,633
4.01%, 4/23/29	200	215
4.49%, 3/24/31	250	289
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	216
Kilroy Realty LP
3.05%, 2/15/30	400	367
Kimco Realty Corp.
3.70%, 10/1/49	275	225
LeasePlan Corp.
2.88%, 10/24/24 (a)	675	662
Lloyds Banking Group PLC
3.57%, 11/7/28	425	423
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	500	518
MassMutual Global Funding II
3.40%, 3/8/26 (a)	300	319
MDC GMTN BV
4.50%, 11/7/28 (a)	200	211
MetLife, Inc.,
4.55%, 3/23/30	275	304
5.88%, 2/6/41	350	447
Nationwide Building Society
4.36%, 8/1/24 (a)	500	503
Pine Street Trust I
4.57%, 2/15/29 (a)	375	357
PNC Financial Services Group, Inc. (The)
2.20%, 11/1/24	675	693
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,105
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	603
Santander UK PLC
5.00%, 11/7/23 (a)	369	372
	Face Amount (000)		Value (000)
Service Properties Trust
4.35%, 10/1/24		$575	$423
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)		325	328
Societe Generale SA
2.63%, 1/22/25 (a)		625	603
Synchrony Financial
4.25%, 8/15/24		175	169
Syngenta Finance N.V.
4.89%, 4/24/25 (a)		300	295
TD Ameritrade Holding Corp.
3.30%, 4/1/27		325	330
Wells Fargo & Co.,
2.41%, 10/30/25		225	222
2.57%, 2/11/31		350	336
2.88%, 10/30/30		400	397
			44,579
Industrials (52.7%)
AbbVie, Inc.,
3.20%, 11/21/29 (a)		375	379
4.25%, 11/21/49 (a)		550	592
Adobe, Inc.
2.30%, 2/1/30		525	528
Airbus SE
0.00%, 6/14/21	EUR	300	323
Akamai Technologies, Inc.
0.38%, 9/1/27 (a)		$344	343
Aker BP ASA,
3.75%, 1/15/30 (a)		500	376
4.75%, 6/15/24 (a)		575	484
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23 (a)		125	124
Altria Group, Inc.
5.80%, 2/14/39		200	220
Amazon.com, Inc.
4.25%, 8/22/57		425	581
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33		689	630
3.20%, 12/15/29		214	233
4.00%, 1/15/27		352	354
Amgen, Inc.,
3.38%, 2/21/50		300	317
4.66%, 6/15/51		200	253
Anheuser-Busch Cos. LLC / Anheuser- Busch InBev Worldwide, Inc.
3.65%, 2/1/26		425	447
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		950	1,121
Anthem, Inc.,
2.38%, 1/15/25		275	273
3.65%, 12/1/27		450	465

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Apple, Inc.
2.95%, 9/11/49	$775	$829
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	323
AT&T, Inc.,
4.25%, 3/1/27	600	639
4.50%, 3/9/48	575	626
4.90%, 8/15/37	375	419
Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	430
BAT Capital Corp.,
3.22%, 8/15/24	575	554
3.56%, 8/15/27	675	637
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	350	375
Boeing Co. (The),
3.25%, 2/1/35	150	130
3.95%, 8/1/59	375	338
Booking Holdings, Inc.
0.90%, 9/15/21	225	225
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	266
Bristol-Myers Squibb Co.
3.40%, 7/26/29 (a)	300	332
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	86
4.55%, 9/1/44	610	732
Cameron LNG LLC
2.90%, 7/15/31 (a)	275	242
Canadian Natural Resources Ltd.
2.95%, 1/15/23	650	565
Caterpillar Financial Services Corp.
3.65%, 12/7/23	525	558
Caterpillar, Inc.
3.25%, 9/19/49	225	217
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (a)	200	173
Centene Corp.
5.25%, 4/1/25 (a)	50	51
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 4/1/48	275	313
Cigna Corp.,
3.40%, 3/1/27 (a)	600	609
3.88%, 10/15/47 (a)	125	126
4.80%, 7/15/46 (a)	125	149
Cimarex Energy Co.,
3.90%, 5/15/27	475	319
4.38%, 3/15/29	250	168
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	600	590
	Face Amount (000)	Value (000)
Comcast Corp.,
3.75%, 4/1/40	$175	$198
4.05%, 11/1/52	725	867
Concho Resources, Inc.
4.85%, 8/15/48	250	189
Crown Castle International Corp.
4.15%, 7/1/50	200	198
CVS Health Corp.,
4.25%, 4/1/50	150	156
4.30%, 3/25/28	1,325	1,420
5.05%, 3/25/48	50	57
5.13%, 7/20/45	75	87
Daimler Finance North America LLC
2.70%, 6/14/24 (a)	325	314
Dell International LLC/EMC Corp.
4.90%, 10/1/26 (a)	750	740
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	440
3.63%, 3/15/22	475	439
4.38%, 4/19/28	50	40
Diageo Capital PLC
2.13%, 10/24/24	1,050	1,026
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)(b)	200	135
Diamondback Energy, Inc.
3.25%, 12/1/26	700	496
DP World PLC
5.63%, 9/25/48 (a)	300	254
DuPont de Nemours, Inc.
5.42%, 11/15/48	300	331
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	294
Enbridge, Inc.
4.00%, 11/15/49	75	68
Energy Transfer Operating LP
3.75%, 5/15/30	250	194
Enterprise Products Operating LLC,
3.95%, 1/31/60	125	106
4.20%, 1/31/50	225	217
4.80%, 2/1/49	250	251
Expedia Group, Inc.
3.25%, 2/15/30	275	232
Exxon Mobil Corp.
3.10%, 8/16/49 (b)	200	204
Fiserv, Inc.
4.20%, 10/1/28	275	298
Ford Motor Credit Co., LLC
4.39%, 1/8/26	725	638
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	475	489

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Fox Corp.
5.58%, 1/25/49		$425	$510
General Dynamics Corp.
3.63%, 4/1/30		925	1,030
General Mills, Inc.
2.88%, 4/15/30		525	524
General Motors Co.,
6.60%, 4/1/36		325	284
6.75%, 4/1/46		150	120
General Motors Financial Co., Inc.,
3.85%, 1/5/28		75	60
4.35%, 1/17/27		175	140
Glencore Funding LLC,
4.13%, 3/12/24 (a)		325	299
4.88%, 3/12/29 (a)		250	241
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	213
Halliburton Co.
2.92%, 3/1/30		$750	583
HCA, Inc.,
5.25%, 6/15/49		50	54
5.50%, 6/15/47		300	328
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28 (a)		120	54
Home Depot, Inc. (The),
2.95%, 6/15/29		300	312
3.13%, 12/15/49		100	100
3.30%, 4/15/40		175	180
Hyundai Capital America
2.38%, 2/10/23 (a)		125	118
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		800	755
Intel Corp.,
3.30%, 10/1/21		1,125	1,175
4.75%, 3/25/50		300	406
International Business Machines Corp.,
3.30%, 5/15/26		1,275	1,366
4.15%, 5/15/39		350	394
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		500	444
John Deere Capital Corp.
2.45%, 1/9/30		775	785
Kinder Morgan, Inc.
5.20%, 3/1/48		175	174
Las Vegas Sands Corp.,
3.20%, 8/8/24		1,675	1,515
3.50%, 8/18/26		150	138
Level 3 Financing, Inc.,
3.40%, 3/1/27 (a)		625	598
3.88%, 11/15/29 (a)		425	401
	Face Amount (000)		Value (000)
Lowe's Cos., Inc.,
2.50%, 4/15/26		$575	$572
3.65%, 4/5/29		265	273
Marathon Petroleum Corp.
4.75%, 12/15/23		1,125	1,067
Marriott International, Inc.
2.13%, 10/3/22		410	369
Mars, Inc.
3.20%, 4/1/30 (a)		300	314
McDonald's Corp.
1.45%, 9/1/25		375	358
Microsoft Corp.,
2.40%, 8/8/26		675	718
4.45%, 11/3/45		450	594
Mondelez International Holdings Netherlands BV
2.25%, 9/19/24 (a)(b)		500	495
MPLX LP
5.20%, 12/1/47 (a)		100	84
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	1,051
Newmont Corp.
5.45%, 6/9/44		225	288
NIKE, Inc.
3.38%, 3/27/50		300	328
Noble Energy, Inc.
4.95%, 8/15/47		150	88
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	265
Nuance Communications, Inc.
1.00%, 12/15/35		251	240
Nvent Finance Sarl
3.95%, 4/15/23		1,075	1,119
NVIDIA Corp.
3.50%, 4/1/50		300	327
Occidental Petroleum Corp.,
3.50%, 8/15/29 (b)		250	118
4.40%, 4/15/46		200	85
Omnicom Group, Inc.,
2.45%, 4/30/30		450	411
4.20%, 6/1/30 (c)		250	258
Oracle Corp.,
3.80%, 11/15/37		150	155
3.85%, 4/1/60		200	202
4.00%, 11/15/47		475	523
Patterson-UTI Energy, Inc.
3.95%, 2/1/28		450	177
POSCO
4.00%, 8/1/23 (a)		225	236
Prosus NV
3.68%, 1/21/30 (a)		200	181
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	141

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		$500	$443
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (a)		75	52
6.88%, 4/15/40 (a)		525	317
Saudi Arabian Oil Co.
3.50%, 4/16/29 (a)		500	495
Shell International Finance BV
3.13%, 11/7/49		300	296
Sherwin-Williams Co. (The),
2.30%, 5/15/30		425	398
2.95%, 8/15/29		175	173
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)		200	193
Silgan Holdings, Inc.
2.25%, 6/1/28 (a)	EUR	200	197
Smithfield Foods, Inc.
5.20%, 4/1/29 (a)		$775	781
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
4.74%, 9/20/29 (a)		400	412
5.15%, 9/20/29 (a)		550	590
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	90
Starbucks Corp.
4.45%, 8/15/49		$350	403
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		275	231
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)		675	718
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		65	62
Thermo Fisher Scientific, Inc.
4.50%, 3/25/30		425	479
TJX Cos., Inc.
4.50%, 4/15/50		200	215
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		200	194
TWDC Enterprises 18 Corp.,
Series B
7.00%, 3/1/32		200	284
Twitter, Inc.
1.00%, 9/15/21		280	265
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27		509	511
United Technologies Corp.
4.50%, 6/1/42		450	522
	Face Amount (000)	Value (000)
Verint Systems, Inc.
1.50%, 6/1/21	$225	$218
Verizon Communications, Inc.,
3.15%, 3/22/30	275	297
3.88%, 2/8/29	650	720
4.67%, 3/15/55	50	64
5.01%, 4/15/49	775	1,046
ViacomCBS, Inc.
6.88%, 4/30/36	475	537
Visa, Inc.
2.70%, 4/15/40	350	347
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (a)	375	384
Walmart, Inc.
3.70%, 6/26/28	625	703
Walt Disney Co. (The),
4.95%, 10/15/45	125	162
6.40%, 12/15/35	283	398
Western Midstream Operating LP
3.10%, 2/1/25	425	217
Williams Cos., Inc. (The),
4.85%, 3/1/48	350	328
5.10%, 9/15/45	225	212
Zillow Group, Inc.
2.00%, 12/1/21	325	328
		68,062
Utilities (8.3%)
Appalachian Power Co.
7.00%, 4/1/38	325	442
Avangrid, Inc.
3.80%, 6/1/29	875	897
Boston Gas Co.,
3.00%, 8/1/29 (a)	525	508
4.49%, 2/15/42 (a)	125	130
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	267
Consolidated Edison, Inc.
2.00%, 5/15/21	650	642
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	200	189
Consumers Energy Co.
3.50%, 8/1/51	275	299
DTE Electric Co.
3.95%, 3/1/49	450	489
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49	250	250
Duke Energy Progress LLC
3.45%, 3/15/29	550	583
Enel Finance International N.V.
6.00%, 10/7/39 (a)	200	216

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Entergy Arkansas LLC
3.50%, 4/1/26	$458	$486
Entergy Louisiana LLC
3.05%, 6/1/31	75	75
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	175	168
Georgia Power Co.,
Series B
3.70%, 1/30/50	625	656
Interstate Power & Light Co.
3.50%, 9/30/49	175	161
Mississippi Power Co.
3.95%, 3/30/28	575	592
NextEra Energy Capital Holdings, Inc.
2.75%, 11/1/29	450	437
NiSource, Inc.
2.95%, 9/1/29	400	382
Northern States Power Co.
2.90%, 3/1/50	275	263
NSTAR Electric Co.
3.25%, 5/15/29	275	284
Oglethorpe Power Corp.
5.05%, 10/1/48	325	314
ONEOK, Inc.
3.10%, 3/15/30	575	434
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	279
Southern California Edison Co.
4.00%, 4/1/47	250	262
Virginia Electric & Power Co.
3.30%, 12/1/49	775	785
Xcel Energy, Inc.
2.60%, 12/1/29	275	261
		10,751
Total Fixed Income Securities (Cost $127,433)		124,929
	Shares	Value (000
Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $771)	770,750	$771
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,571)	1,570,749	1,571
	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill
1.53%, 7/30/20 (b)(d)(e) (Cost $1,856)	$1,865	1,864
Corporate Bonds (1.0%)
General Motors Financial Co., Inc.
2.65%, 4/13/20	725	725
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	550	551
Total Corporate Bonds (Cost $1,279)		1,276
Total Short-Term Investments (Cost $5,477)		5,482
Total Investments (100.9%) (Cost $132,910) Including $2,065 of Securities Loaned (f)(g)		130,411
Liabilities in Excess of Other Assets (–0.9%)		(1,212)
Net Assets (100.0%)		$129,199

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2020.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 31, 2020.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(f)  Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, open futures contracts and swap agreements.

(g)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,886,000 and the aggregate gross unrealized depreciation is approximately $7,642,000, resulting in net unrealized depreciation of approximately $2,756,000.

MTN  Medium Term Note.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	961		$1,098	6/10/20	$35
BNP Paribas SA	EUR	4		$5	6/10/20	(—	@)
JPMorgan Chase Bank NA		$14	EUR	12	6/10/20	—	@
JPMorgan Chase Bank NA	EUR	3		$4	6/10/20	(—	@)
UBS AG	EUR	4		$5	6/10/20	(—	@)
						$35

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	62	Jun-20		$12,400	$13,664	$183
U.S. Treasury 30 yr. Bond	41	Jun-20		4,100	7,342	522
U.S. Treasury Ultra Long Bond	6	Jun-20		600	1,331	(7)
U.S. Treasury 10 yr. Note	1	Jun-20		100	139	1
Short:
German Euro BOBL	1	Jun-20	EUR	(100)	(149)	1
German Euro Bund	2	Jun-20		(200)	(381)	6
U.S. Treasury 5 yr. Note	6	Jun-20		$(600)	(752)	(2)
U.S. Treasury 10 yr. Ultra Long Bond	50	Jun-20		(5,000)	(7,802)	(200)
						$504

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,361	$83	$(129)	$212

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & 3 Month USD Semi-Annual/ Co. LLC*	LIBOR	Receive	2.39%	Quarterly	3/27/29	$6,710	$(1,008)	$—	$(1,008)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

NR    Not rated.

EUR    Euro

USD    United States Dollar

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	52.5%
Finance	34.4
Utilities	8.3
Short-Term Investments	3.6
Other***	1.2
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with a value of approximately $31,560,000 and net unrealized appreciation of approximately $504,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $35,000. Also does not include open swap agreements with net unrealized depreciation of approximately $796,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $130,568)	$128,069
Investment in Security of Affiliated Issuer, at Value (Cost $2,342)	2,342
Total Investments in Securities, at Value (Cost $132,910)	130,411
Foreign Currency, at Value (Cost $4)	4
Receivable for Investments Sold	4,609
Interest Receivable	1,207
Receivable for Variation Margin on Swap Agreement	58
Receivable for Fund Shares Sold	37
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	35
Receivable for Swap Agreements Termination	13
Receivable from Affiliate	2
Receivable from Securities Lending Income	1
Other Assets	67
Total Assets	136,444
Liabilities:
Payable for Investments Purchased	6,054
Collateral on Securities Loaned, at Value	771
Payable for Fund Shares Redeemed	80
Payable for Advisory Fees	74
Payable for Variation Margin on Futures Contracts	67
Payable for Professional Fees	51
Payable for Trustees' Fees and Expenses	43
Payable for Transfer Agency Fees — Class I	31
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Bank Overdraft	13
Payable for Administration Fees	9
Deferred Capital Gain Country Tax	8
Payable for Sub Transfer Agency Fees — Class I	6
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Payable for Custodian Fees	2
Other Liabilities	30
Total Liabilities	7,245
Net Assets	$129,199
Net Assets Consist of:
Paid-in-Capital	$128,548
Total Distributable Earnings	651
Net Assets	$129,199

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$118,574
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,732,988
Net Asset Value, Offering and Redemption Price Per Share	$12.18
CLASS A:
Net Assets	$7,210
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	591,154
Net Asset Value, Redemption Price Per Share	$12.20
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$12.61
CLASS L:
Net Assets	$1,578
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	129,452
Net Asset Value, Offering and Redemption Price Per Share	$12.19
CLASS C:
Net Assets	$1,837
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	151,674
Net Asset Value, Offering and Redemption Price Per Share	$12.11
(1) Including: Securities on Loan, at Value:	$2,065

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$2,324
Dividends from Security of Affiliated Issuer (Note G)	22
Income from Securities Loaned — Net	4
Total Investment Income	2,350
Expenses:
Advisory Fees (Note B)	256
Professional Fees	71
Transfer Agency Fees — Class I (Note E)	61
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Administration Fees (Note C)	55
Sub Transfer Agency Fees — Class I	41
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	11
Registration Fees	22
Shareholder Reporting Fees	17
Custodian Fees (Note F)	14
Pricing Fees	13
Trustees' Fees and Expenses	4
Other Expenses	10
Total Expenses	596
Reimbursement of Class Specific Expenses — Class I (Note B)	(85)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	504
Net Investment Income	1,846
Realized Gain (Loss):
Investments Sold (Net of $5 of Capital Gain Country Tax)	4,310
Foreign Currency Forward Exchange Contracts	(33)
Foreign Currency Translation	(2)
Futures Contracts	(166)
Swap Agreements	(13)
Net Realized Gain	4,096
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $30)	(11,090)
Foreign Currency Forward Exchange Contracts	35
Foreign Currency Translation	— @
Futures Contracts	668
Swap Agreements	(302)
Net Change in Unrealized Appreciation (Depreciation)	(10,689)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(6,593)
Net Decrease in Net Assets Resulting from Operations	$(4,747)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,846	$3,980
Net Realized Gain	4,096	1,004
Net Change in Unrealized Appreciation (Depreciation)	(10,689)	9,503
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,747)	14,487
Dividends and Distributions to Shareholders:
Class I	(1,752)	(4,270)
Class A	(93)	(176)
Class L	(18)	(48)
Class C	(23)	(77)
Total Dividends and Distributions to Shareholders	(1,886)	(4,571)
Capital Share Transactions:(1)
Class I:
Subscribed	13,800	19,935
Distributions Reinvested	1,615	3,813
Redeemed	(13,215)	(19,161)
Class A:
Subscribed	2,680	3,735
Distributions Reinvested	92	175
Redeemed	(1,584)	(2,440)
Class L:
Exchanged	—	83
Distributions Reinvested	18	48
Redeemed	(34)	(93)
Class C:
Subscribed	1,107	1,752
Distributions Reinvested	23	77
Redeemed	(1,992)	(1,396)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,510	6,528
Total Increase (Decrease) in Net Assets	(4,123)	16,444
Net Assets:
Beginning of Period	133,322	116,878
End of Period	$129,199	$133,322
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,093	1,647
Shares Issued on Distributions Reinvested	125	318
Shares Redeemed	(1,063)	(1,607)
Net Increase in Class I Shares Outstanding	155	358
Class A:
Shares Subscribed	209	303
Shares Issued on Distributions Reinvested	7	14
Shares Redeemed	(125)	(199)
Net Increase in Class A Shares Outstanding	91	118
Class L:
Shares Exchanged	—	8
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(3)	(8)
Net Increase (Decrease) in Class L Shares Outstanding	(2)	4
Class C:
Shares Subscribed	88	150
Shares Issued on Distributions Reinvested	2	6
Shares Redeemed	(158)	(113)
Net Increase (Decrease) in Class C Shares Outstanding	(68)	43

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$12.78		$11.80		$12.32		$12.33		$10.80		$11.12
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.40		0.39		0.34		0.37		0.37
Net Realized and Unrealized Gain (Loss)	(0.60)		1.04		(0.58)		0.01		1.51		(0.37)
Total from Investment Operations	(0.42)		1.44		(0.19)		0.35		1.88		—
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.46)		(0.33)		(0.36)		(0.35)		(0.32)
Net Asset Value, End of Period	$12.18		$12.78		$11.80		$12.32		$12.33		$10.80
Total Return(3)	(3.44	)%(8)	12.64%		(1.60)%		2.95	%(4)	17.79	%(5)	(0.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$118,574		$122,450		$108,809		$37,993		$31,873		$31,427
Ratio of Expenses Before Expense Limitation	0.84	%(9)	1.01%		0.97%		1.26%		1.28%		1.15%
Ratio of Expenses After Expense Limitation	0.70	%(6)(9)	0.70	%(6)	0.70	%(6)	0.70	%(6)	0.69	%(6)	0.70	%(6)
Ratio of Net Investment Income	2.74	%(6)(9)	3.34	%(6)	3.29	%(6)	2.85	%(6)	3.28	%(6)	3.33	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	77	%(8)	64%		37%		33%		41%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.10%.

(5)  Performance was positively impacted by approximately 9.01% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.78%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$12.80		$11.81		$12.32		$12.34		$10.81		$11.12
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.37		0.33		0.30		0.32		0.33
Net Realized and Unrealized Gain (Loss)	(0.60)		1.04		(0.56)		(0.00	)(3)	1.53		(0.37)
Total from Investment Operations	(0.44)		1.41		(0.23)		0.30		1.85		(0.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.42)		(0.28)		(0.32)		(0.32)		(0.27)
Net Asset Value, End of Period	$12.20		$12.80		$11.81		$12.32		$12.34		$10.81
Total Return(4)	(3.47	)%(9)	12.25%		(1.87)%		2.54	%(5)	17.41	%(6)	(0.37)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,210		$6,400		$4,496		$7,911		$6,916		$544
Ratio of Expenses Before Expense Limitation	1.05	%(10)	1.21%		1.29%		1.62%		1.51%		1.88%
Ratio of Expenses After Expense Limitation	0.95	%(7)(10)	0.99	%(7)	1.01	%(7)	1.05	%(7)	0.99	%(7)	1.05	%(7)
Ratio of Net Investment Income	2.49	%(7)(10)	3.04	%(7)	2.78	%(7)	2.50	%(7)	2.78	%(7)	2.98	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	77	%(9)	64%		37%		33%		41%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.69%.

(6)  Performance was positively impacted by approximately 8.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 8.44%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$12.79		$11.79		$12.30		$12.32		$10.79		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.32		0.29		0.26		0.30		0.30
Net Realized and Unrealized Gain (Loss)	(0.59)		1.04		(0.56)		(0.00	)(3)	1.51		(0.37)
Total from Investment Operations	(0.46)		1.36		(0.27)		0.26		1.81		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.36)		(0.24)		(0.28)		(0.28)		(0.25)
Net Asset Value, End of Period	$12.19		$12.79		$11.79		$12.30		$12.32		$10.79
Total Return(4)	(3.75	)%(9)	11.82%		(2.19)%		2.20	%(5)	17.06	%(6)	(0.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,578		$1,671		$1,499		$1,749		$2,151		$2,163
Ratio of Expenses Before Expense Limitation	1.34	%(10)	1.49%		1.56%		1.80%		1.75%		1.73%
Ratio of Expenses After Expense Limitation	1.34	%(7)(10)	1.38	%(7)	1.38	%(7)	1.34	%(7)	1.33	%(7)	1.31	%(7)
Ratio of Net Investment Income	2.10	%(7)(10)	2.67	%(7)	2.45	%(7)	2.20	%(7)	2.64	%(7)	2.72	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	77	%(9)	64%		37%		33%		41%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.84% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.36%.

(6)  Performance was positively impacted by approximately 9.05% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 8.01%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$12.71		$11.72		$12.25		$12.27		$10.77		$11.21
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.27		0.25		0.21		0.22		0.10
Net Realized and Unrealized Gain (Loss)	(0.60)		1.03		(0.57)		0.00	(4)	1.53		(0.48)
Total from Investment Operations	(0.49)		1.30		(0.32)		0.21		1.75		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.31)		(0.21)		(0.23)		(0.25)		(0.06)
Net Asset Value, End of Period	$12.11		$12.71		$11.72		$12.25		$12.27		$10.77
Total Return(5)	(3.89	)%(10)	11.34%		(2.64)%		1.81	%(6)	16.47	%(7)	(3.40	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,837		$2,801		$2,074		$1,084		$126		$10
Ratio of Expenses Before Expense Limitation	1.92	%(11)	2.01%		2.15%		2.82%		4.45%		38.20	%(11)
Ratio of Expenses After Expense Limitation	1.80	%(8)(11)	1.80	%(8)	1.80	%(8)	1.80	%(8)	1.79	%(8)	1.80	%(8)(11)
Ratio of Net Investment Income	1.66	%(8)(11)	2.24	%(8)	2.10	%(8)	1.71	%(8)	1.90	%(8)	2.25	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)(11)
Portfolio Turnover Rate	77	%(10)	64%		37%		33%		41%		45	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.96%.

(7)  Performance was positively impacted by approximately 8.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 7.62%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The

pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$124,929	$—	$124,929
Short-Term Investments
Corporate Bonds	—	1,276	—	1,276
Investment Company	2,342	—	—	2,342
U.S. Treasury Security	—	1,864	—	1,864
Total Short-Term Investments	2,342	3,140	—	5,482
Futures Contracts	713	—	—	713
Credit Default Swap Agreement	—	212	—	212
Foreign Currency Forward Exchange Contracts	—	35	—	35
Total Assets	3,055	128,316	—	131,371

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contracts	$(209)	$—	$—	$(209)
Interest Rate Swap Agreement	—	(1,008)	—	(1,008)
Foreign Currency Forward Exchange Contracts	—	(— @)	—	(— @)
Total Liabilities	(209)	(1,008)	—	(1,217)
Total	$2,846	$127,308	$—	$130,154

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currency, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank

Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk		$35
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk		713	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk		212	(a)
Total				$960
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk		(209	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk		(1,008	)(a)
Total				$(1,217)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

@ Value is less than $500.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Loss
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(33)
Interest Rate Risk	Futures Contracts	(166)
Credit Risk	Swap Agreements	(2)
Interest Rate Risk	Swap Agreements	(11)
	Total	$(212)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$35
Interest Rate Risk	Futures Contracts	668
Credit Risk	Swap Agreements	212
Interest Rate Risk	Swap Agreements	(514)
	Total	$401

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

At March 31, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$35	$	(—	@)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

@ Value is less than $500.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$35			$—		$—	$35
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$35		$	(—	@)	$—	$35
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@		$—		$—	$—	@
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
UBS AG	—	@		—		—	—	@
Total	$—	@	$	(—	@)	$—	$—	@

@ Value is less than $500.

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$187,000
Futures Contracts:
Average monthly notional value	$56,156,000
Swap Agreements:
Average monthly notional amount	$7,615,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,065	(d)	$—	$(2,065	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $771,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,352,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$771	$—	$—	$—	$771
Total Borrowings	$771	$—	$—	$—	$771
Gross amount of recognized liabilities for securities lending transactions					$771

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $86,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended

March 31, 2020, this waiver amounted to approximately $4,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $105,626,000 and $100,695,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2020.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,412	$30,691	$34,761	$22
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$2,342

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$4,571	$1,755

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$513	$—

At September 30, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $584,000 and $681,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.8%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $1,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

30

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

31

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
3055732 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	41
Consolidated Statement of Operations	43
Consolidated Statements of Changes in Net Assets	44
Consolidated Financial Highlights	46
Notes to Consolidated Financial Statements	51
Privacy Notice	64
Trustee and Officer Information	66

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$875.50	$1,021.40	$3.38	$3.64	0.72%
Global Strategist Portfolio Class A	1,000.00	874.60	1,019.85	4.83	5.20	1.03
Global Strategist Portfolio Class L	1,000.00	872.60	1,017.30	7.21	7.77	1.54
Global Strategist Portfolio Class C	1,000.00	871.50	1,015.90	8.52	9.17	1.82
Global Strategist Portfolio Class IS	1,000.00	876.50	1,021.55	3.24	3.49	0.69

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (47.9%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.40%, 7/1/45	$97	$97
Agency Fixed Rate Mortgages (4.7%)
United States (4.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
4.00%, 4/1/49	1,455	1,553
4.50%, 1/1/49	360	388
Gold Pools:
3.50%, 1/1/44 - 4/1/49	1,691	1,807
4.50%, 1/1/49	99	105
6.50%, 5/1/32 - 7/1/32	31	33
7.50%, 5/1/35	3	4
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/35 - 4/1/50 (a)	4,400	4,612
3.50%, 4/1/50 (a)	3,200	3,382
Conventional Pools:
3.00%, 7/1/49	784	824
3.50%, 3/1/47 - 3/1/49	414	439
4.00%, 4/1/45 - 9/1/45	916	994
4.50%, 3/1/41 - 11/1/44	215	235
5.00%, 1/1/41 - 3/1/41	516	574
6.00%, 1/1/38	4	4
6.50%, 12/1/29	10	12
7.00%, 2/1/31	59	61
7.50%, 8/1/37	7	8
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	298	325
4.50%, 6/20/49	177	184
5.00%, 2/20/49 - 6/20/49	559	590
5.50%, 8/15/39	31	34
		16,168
Asset-Backed Securities (0.6%)
United States (0.6%)
Freed ABS Trust,
3.06%, 3/18/27 (b)	300	284
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 2.30%, 3/25/33 (c)	205	186
New Residential Advance Receivables Trust,
2.52%, 8/15/53 (b)	433	408
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 2.52%, 12/25/34 (c)	200	178
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 1.71%, 12/25/32 (c)	233	209
	Face Amount (000)		Value (000)
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.12%, 5/25/34 (c)		$360	$348
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.16%, 7/25/39 (c)		450	463
			2,076
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.05% - 1 Month USD LIBOR, 5.35%, 4/15/39 (d)		27	1
Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.84%, 5/22/28 (c)	GBP	250	305
United States (0.5%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 2.55%, 5/15/35 (b)(c)		$250	204
COMM Mortgage Trust,
3.28%, 1/10/46		305	307
4.73%, 7/15/47 (b)(c)		152	131
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		74	77
2.97%, 10/25/21		84	87
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (b)		31	31
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	260
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		362	301
5.03%, 9/15/46 (b)(c)		375	336
			1,734
			2,039
Corporate Bonds (15.3%)
Australia (0.5%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	279
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		125	131
National Australia Bank Ltd.,
0.63%, 8/30/23	EUR	375	407
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25		350	396
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		$400	405
			1,618

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	$376
Canada (0.8%)
Enbridge, Inc.,
2.50%, 1/15/25		$200	181
Province of Alberta Canada,
1.75%, 8/26/20		850	852
Province of British Columbia Canada,
2.00%, 10/23/22		780	807
Royal Bank of Canada,
2.75%, 2/1/22		925	947
			2,787
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (b)		300	300
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	200
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)		200	189
			389
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		710	709
Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/22 (b)		200	206
France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (b)		200	199
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	430
BNP Paribas SA,
1.13%, 6/11/26		485	507
2.82%, 11/19/25 (b)		$550	544
BPCE SA,
5.15%, 7/21/24 (b)		725	766
Orange SA,
5.00%, 0/0/0 (e)	EUR	250	302
TOTAL SA,
2.71%, 12/29/49 (e)		100	109
3.88%, 12/29/49 (e)		250	280
			3,137
Germany (1.2%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$675	692
BMW US Capital LLC,
2.15%, 4/6/20 (b)		525	525
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)		325	314
	Face Amount (000)		Value (000)
Deutsche Bank AG,
2.70%, 7/13/20		$625	$613
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		625	648
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	792
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	462
			4,046
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (b)		$200	200
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		820	740
Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		250	194
Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	79
Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	400	441
Korea, Republic of (0.1%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		$510	541
Netherlands (0.6%)
ABN Amro Bank N.V.,
2.88%, 6/30/25	EUR	400	440
ASR Nederland N.V.,
5.00%, 9/3/24 (e)		425	472
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	252
Series G
3.75%, 11/9/20	EUR	300	336
ING Groep N.V.,
1.38%, 1/11/28		400	416
			1,916
Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		$490	485
Singapore (0.1%)
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (b)		230	236

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	$434
5.18%, 11/19/25		$600	636
CaixaBank SA,
0.75%, 4/18/23	EUR	400	430
			1,500
Switzerland (0.3%)
Credit Suisse Group AG,
2.59%, 9/11/25 (b)		$250	238
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (b)		900	911
			1,149
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	198
United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		525	496
BP Capital Markets PLC,
2.50%, 11/6/22		275	273
HSBC Holdings PLC,
2.63%, 11/7/25		525	510
4.25%, 3/14/24		400	411
Lloyds Banking Group PLC,
2.44%, 2/5/26	EUR	350	331
Nationwide Building Society,
3.77%, 3/8/24 (b)		$300	291
4.36%, 8/1/24 (b)		200	201
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	262
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$750	771
Standard Chartered PLC,
4.64%, 4/1/31 (b)		413	425
			3,971
United States (7.9%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		300	303
Air Lease Corp.,
2.30%, 2/1/25		300	229
Amazon.com, Inc.,
2.80%, 8/22/24		525	559
American International Group, Inc.,
4.88%, 6/1/22		400	411
American Tower Corp.,
2.40%, 3/15/25		200	197
Apple, Inc.,
2.50%, 2/9/22		700	718
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	446
	Face Amount (000)		Value (000)
Bank of America Corp.,
MTN
4.00%, 1/22/25		$825	$870
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (b)		575	636
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	234
Capital One Financial Corp.,
2.50%, 5/12/20		250	250
3.30%, 10/30/24		325	318
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		100	106
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	408
Cigna Corp.,
3.05%, 10/15/27 (b)		$125	124
4.50%, 2/25/26 (b)		125	135
Citigroup, Inc.,
4.41%, 3/31/31		650	716
5.50%, 9/13/25		425	466
Coca-Cola Co. (The),
3.20%, 11/1/23		250	279
Comcast Corp.,
3.40%, 4/1/30		500	543
Crown Castle International Corp.,
3.30%, 7/1/30		125	124
CVS Health Corp.,
3.75%, 4/1/30		400	413
3.88%, 7/20/25		50	53
4.10%, 3/25/25		250	265
4.30%, 3/25/28		125	134
Deere & Co.,
3.10%, 4/15/30		100	106
Diamondback Energy, Inc.,
2.88%, 12/1/24		425	298
Discover Bank,
3.10%, 6/4/20		525	524
Dollar Tree, Inc.,
3.70%, 5/15/23		175	178
Duke Energy Corp.,
1.80%, 9/1/21		275	273
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	497
Energy Transfer Operating LP,
2.90%, 5/15/25		$600	503
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	277
Fox Corp.,
4.71%, 1/25/29		325	357

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		$250	$268
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	352
6.75%, 10/1/37		500	664
HCA, Inc.,
5.25%, 6/15/49		100	107
HSBC USA, Inc.,
3.50%, 6/23/24		100	101
Intel Corp.,
3.90%, 3/25/30		350	401
International Business Machines Corp.,
3.00%, 5/15/24		925	976
JPMorgan Chase & Co.,
3.70%, 5/6/30		450	484
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	68
3.50%, 8/18/26		125	115
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		425	407
Lowe's Cos., Inc.,
3.65%, 4/5/29		10	10
McDonald's Corp., MTN
3.38%, 5/26/25		275	287
Medtronic Global Holdings SCA,
1.13%, 3/7/27	EUR	475	516
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (b)		$525	523
Microsoft Corp.,
1.55%, 8/8/21		525	529
Newmont Corp.,
3.70%, 3/15/23		26	26
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		350	340
NIKE, Inc.,
2.85%, 3/27/30		275	291
NVIDIA Corp.,
2.85%, 4/1/30		275	287
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	19
5.55%, 3/15/26		350	185
Omnicom Group, Inc.,
4.20%, 6/1/30 (f)		250	258
Oracle Corp.,
2.95%, 4/1/30		350	353
3.40%, 7/8/24		175	186
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	487
Procter & Gamble Co. (The),
3.00%, 3/25/30		$225	250
	Face Amount (000)		Value (000)
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	$331
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$300	208
salesforce.com, Inc.,
3.25%, 4/11/23		500	520
Starbucks Corp.,
3.80%, 8/15/25		400	425
Synchrony Bank,
3.00%, 6/15/22		875	870
Target Corp.,
2.65%, 9/15/30		125	129
Thermo Fisher Scientific, Inc.,
4.50%, 3/25/30		125	141
TJX Cos., Inc.,
3.88%, 4/15/30		350	362
Union Pacific Corp.,
3.95%, 9/10/28		190	204
UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	259
3.75%, 10/15/47		125	139
Verizon Communications, Inc.,
1.38%, 10/27/26	EUR	500	549
4.67%, 3/15/55		$196	250
VISA, Inc.,
2.05%, 4/15/30		125	125
Visa, Inc.,
3.15%, 12/14/25		300	327
Walmart, Inc.,
2.55%, 4/11/23		200	207
Walt Disney Co. (The),
3.80%, 3/22/30		348	393
Wells Fargo & Co.,
2.57%, 2/11/31		500	480
2.88%, 10/30/30		325	323
5.01%, 4/4/51		300	386
			27,068
			52,286
Mortgages — Other (0.9%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.83%, 1/25/39 (c)	EUR	265	261
United Kingdom (0.2%)
Aggregator of Loans Backed by Asset,
1.89%, 4/24/49	GBP	300	374
Great Hall Mortgages No 1 PLC,
3 Month EURIBOR + 0.25%, 0.00%, 6/18/38 (c)	EUR	200	185
			559

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (0.6%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$28	$12
6.00%, 4/25/36		1	1
ChaseFlex Trust,
6.00%, 2/25/37		24	15
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 - 5/25/47		1,164	1,159
3.50%, 5/25/45 - 7/25/46		443	446
4.00%, 5/25/45		44	45
GSR Mortgage Loan Trust,
5.75%, 1/25/37		13	11
Lehman Mortgage Trust,
6.50%, 9/25/37		19	10
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 - 10/25/58		405	421
4.00%, 10/25/58		50	54
			2,174
			2,994
Sovereign (22.3%)
Argentina (0.2%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		2,939	819
Australia (1.2%)
Australia Government Bond,
2.50%, 5/21/30		690	496
2.75%, 11/21/29	AUD	4,900	3,578
			4,074
Austria (0.1%)
Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	210	395
Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		330	394
1.90%, 6/22/38 (b)		500	683
			1,077
Canada (1.4%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	4,830	3,897
Province of Ontario Canada,
2.30%, 6/15/26		780	835
			4,732
Chile (0.4%)
Chile Government International Bond,
3.50%, 1/25/50	EUR	1,270	1,321
China (0.9%)
China Government Bond,
3.13%, 11/21/29		$14,100	2,080
	Face Amount (000)		Value (000)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	$335
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (b)		$575	576
			2,991
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,190	345
France (1.0%)
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	1,100	1,215
2.00%, 5/25/48 (b)		680	987
3.25%, 5/25/45		590	1,037
			3,239
Germany (1.3%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		2,380	2,810
4.25%, 7/4/39		200	413
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		940	1,274
			4,497
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		7,094	9,052
Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	263
Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	17,000	53
Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	465
Indonesia Treasury Bond,
6.13%, 5/15/28		3,175,000	173
8.25%, 5/15/29	IDR	1,563,000	97
8.38%, 3/15/34		3,961,000	244
			979
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	640	722
1.75%, 7/1/24		1,820	2,085
2.45%, 9/1/50 (b)		645	719
3.85%, 9/1/49 (b)		368	528
			4,054

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (5.8%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/29	JPY	718,000	$6,765
0.50%, 9/20/24		281,000	2,687
Japan Government Thirty Year Bond,
0.30%, 6/20/46		254,000	2,307
0.40%, 9/20/49		84,800	786
1.70%, 6/20/33		381,000	4,229
2.00%, 9/20/40		261,000	3,233
			20,007
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
2.38%, 6/25/24		$510	521
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		610	633
Korea International Bond,
2.00%, 6/19/24		350	359
			1,513
Malaysia (0.3%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,930	465
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$675	688
			1,153
Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	8,000	343
8.50%, 5/31/29		5,569	253
Mexico Government International Bond,
4.50%, 4/22/29		330	340
Petroleos Mexicanos,
6.84%, 1/23/30 (b)		$358	261
6.95%, 1/28/60 (b)		95	65
			1,262
New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	1,650	1,147
Nigeria (0.1%)
Africa Finance Corp.,
4.38%, 4/17/26 (b)	NGN	200	196
Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (b)	NOK	2,430	246
Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	820	211
Russia (0.1%)
Russian Federal Bond — OFZ,
6.90%, 5/23/29	RUB	13,000	169
7.95%, 10/7/26		21,000	287
			456
	Face Amount (000)		Value (000)
Spain (0.8%)
Spain Government Bond,
1.60%, 4/30/25 (b)	EUR	1,790	$2,113
2.70%, 10/31/48 (b)		300	422
3.45%, 7/30/66 (b)		100	170
			2,705
Supernational (0.9%)
European Financial Stability Facility,
1.25%, 5/24/33		650	815
European Investment Bank,
0.20%, 7/15/24		690	777
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	2,190	1,407
			2,999
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	1,880	205
1.00%, 11/12/26		1,600	176
			381
United Kingdom (1.8%)
United Kingdom Gilt,
1.63%, 10/22/28	GBP	1,230	1,709
3.50%, 1/22/45		1,590	3,158
4.25%, 9/7/39		590	1,198
			6,065
			76,232
U.S. Treasury Securities (3.5%)
United States (3.5%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$1,180	1,476
3.13%, 5/15/48		1,110	1,573
4.25%, 11/15/40		2,990	4,703
U.S. Treasury Inflation Indexed Bond,
1.00%, 2/15/48		1,329	1,636
U.S. Treasury Note,
1.75%, 11/15/29		2,520	2,769
			12,157
Total Fixed Income Securities (Cost $162,085)			164,050
	Shares
Common Stocks (37.3%)
Australia (0.9%)
AGL Energy Ltd.		3,337	35
Alumina Ltd.		12,125	11
Amcor PLC CDI		5,657	45
AMP Ltd. (g)		14,599	12
APA Group		5,377	34
Aristocrat Leisure Ltd.		2,599	34
ASX Ltd.		933	44
Aurizon Holdings Ltd.		9,976	26
AusNet Services		10,272	11

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Australia & New Zealand Banking Group Ltd.	16,063	$169
Bank of Queensland Ltd.	2,447	8
Bendigo & Adelaide Bank Ltd.	2,972	11
BHP Group Ltd.	14,342	260
Boral Ltd.	5,801	7
Brambles Ltd.	7,755	50
Caltex Australia Ltd.	1,331	18
Challenger Ltd.	3,033	7
CIMIC Group Ltd.	518	7
Coca-Cola Amatil Ltd.	3,044	16
Cochlear Ltd.	276	31
Coles Group Ltd.	5,439	51
Commonwealth Bank of Australia	8,069	304
Computershare Ltd.	2,322	14
Crown Resorts Ltd.	1,908	9
CSL Ltd.	2,072	376
Dexus REIT	4,709	26
Domino's Pizza Enterprises Ltd.	327	10
Flight Centre Travel Group Ltd.	309	2
Fortescue Metals Group Ltd.	7,347	45
Goodman Group REIT	8,770	64
GPT Group (The) REIT	8,944	20
Harvey Norman Holdings Ltd.	2,912	5
Incitec Pivot Ltd.	8,447	11
Insurance Australia Group Ltd.	11,467	43
James Hardie Industries PLC CDI	2,175	25
Lend Lease Group REIT	2,739	17
Macquarie Group Ltd.	1,488	79
Medibank Pvt Ltd.	13,347	22
Mirvac Group REIT	18,085	23
National Australia Bank Ltd.	14,970	154
Newcrest Mining Ltd.	3,634	50
Oil Search Ltd.	6,748	10
OneMarket Ltd. (g)	390	—	@
Orica Ltd.	1,857	17
Origin Energy Ltd.	8,480	23
Qantas Airways Ltd.	1,836	4
QBE Insurance Group Ltd.	7,495	39
Ramsay Health Care Ltd.	673	24
REA Group Ltd.	280	13
Rio Tinto Ltd.	2,022	104
Santos Ltd.	8,930	18
Scentre Group REIT	25,933	25
Seek Ltd.	1,657	15
Shopping Centres Australasia Property Group REIT	59	—	@
Sonic Healthcare Ltd.	2,038	31
South32 Ltd.	25,247	28
Stockland REIT	13,107	20
Suncorp Group Ltd.	6,263	35
Sydney Airport	5,462	19
Tabcorp Holdings Ltd.	9,847	15
	Shares	Value (000)
Telstra Corp., Ltd.	20,641	$39
TPG Telecom Ltd.	1,809	8
Transurban Group	9,879	74
Treasury Wine Estates Ltd.	3,636	23
Vicinity Centres REIT	16,529	10
Vocus Group Ltd. (g)	2,924	5
Wesfarmers Ltd.	5,439	115
Westpac Banking Corp.	16,297	167
Woodside Petroleum Ltd.	3,889	43
Woolworths Group Ltd.	6,432	140
		3,250
Austria (0.0%)
IMMOFINANZ AG (g)	332	6
voestalpine AG	1,205	24
		30
Belgium (0.1%)
Ageas	751	31
Anheuser-Busch InBev SA N.V.	3,075	136
Colruyt SA	239	13
Groupe Bruxelles Lambert SA	320	25
KBC Group N.V.	1,004	46
Proximus SADP	606	14
Solvay SA	296	21
Telenet Group Holding N.V.	212	6
UCB SA	499	43
Umicore SA	746	26
		361
Canada (1.7%)
Agnico Eagle Mines Ltd.	1,500	60
Alimentation Couche-Tard, Inc., Class B	4,862	115
AltaGas Ltd.	1,300	12
ARC Resources Ltd.	1,645	5
Atco Ltd., Class I	600	17
Bank of Montreal	3,798	192
Bank of Nova Scotia (The)	6,411	262
Barrick Gold Corp. (LSE)	4,032	74
Barrick Gold Corp. (NYSE)	4,194	78
Bausch Health Cos., Inc. (g)	1,700	26
BCE, Inc.	1,300	53
Blackberry Ltd. (g)	2,620	11
Bombardier, Inc., Class B (g)	9,698	3
Brookfield Asset Management, Inc., Class A	4,413	196
CAE, Inc.	1,500	19
Cameco Corp.	2,134	16
Canadian Imperial Bank of Commerce	1,938	113
Canadian National Railway Co.	4,176	326
Canadian Natural Resources Ltd.	5,829	80
Canadian Pacific Railway Ltd.	1,300	287
Canadian Tire Corp., Ltd., Class A	600	36
Canadian Utilities Ltd., Class A	1,200	29
CCL Industries, Inc., Class B	1,500	46
Cenovus Energy, Inc.	4,169	8
CGI, Inc. (g)	1,500	81

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
CI Financial Corp.	1,500	$15
Constellation Software, Inc.	100	91
Crescent Point Energy Corp.	2,813	2
Dollarama, Inc.	2,300	64
Eldorado Gold Corp. (g)	738	5
Element Fleet Management Corp.	2,238	14
Emera, Inc.	500	20
Empire Co., Ltd., Class A	1,300	25
Enbridge, Inc.	5,247	153
Fairfax Financial Holdings Ltd.	100	31
Finning International, Inc.	1,300	14
First Quantum Minerals Ltd.	3,794	19
Fortis, Inc.	2,234	86
Franco-Nevada Corp.	1,300	130
George Weston Ltd.	631	45
Gildan Activewear, Inc.	1,500	19
Great-West Lifeco, Inc.	1,600	28
H&R Real Estate Investment Trust REIT	1,300	8
Husky Energy, Inc.	1,798	4
Hydro One Ltd.	1,500	27
IA Financial Corp., Inc.	900	28
IGM Financial, Inc.	700	12
Imperial Oil Ltd.	1,556	18
Intact Financial Corp.	1,200	104
Inter Pipeline Ltd.	1,845	11
Keyera Corp.	1,500	14
Kinross Gold Corp. (g)	6,214	25
Linamar Corp.	500	10
Loblaw Cos., Ltd.	1,573	81
Magna International, Inc.	1,938	62
Manulife Financial Corp.	10,683	134
Methanex Corp.	700	8
Metro, Inc.	1,500	61
National Bank of Canada	1,700	66
Nutrien Ltd.	3,769	129
Onex Corp.	700	26
Open Text Corp.	1,500	52
Pembina Pipeline Corp.	2,958	55
Peyto Exploration & Development Corp.	1,200	1
Power Corp. of Canada	3,312	53
PrairieSky Royalty Ltd.	1,177	6
Restaurant Brands International, Inc.	1,500	60
RioCan Real Estate Investment Trust REIT	1,300	15
Rogers Communications, Inc., Class B	1,742	73
Royal Bank of Canada	7,767	481
Saputo, Inc.	1,700	41
Seven Generations Energy Ltd., Class A (g)	1,600	2
Shaw Communications, Inc., Class B	2,234	36
SmartCentres Real Estate Investment Trust REIT	600	8
SNC-Lavalin Group, Inc.	1,300	19
Sun Life Financial, Inc.	3,305	106
Suncor Energy, Inc.	9,088	145
	Shares	Value (000)
TC Energy Corp.	4,562	$203
Teck Resources Ltd., Class B	3,109	24
TELUS Corp.	2,100	33
Thomson Reuters Corp.	1,689	115
Toronto-Dominion Bank (The)	9,709	413
Tourmaline Oil Corp.	1,500	9
Trisura Group Ltd. (g)	27	1
Turquoise Hill Resources Ltd. (g)	5,840	2
Vermilion Energy, Inc.	900	3
West Fraser Timber Co., Ltd.	600	11
Wheaton Precious Metals Corp.	2,331	64
Yamana Gold, Inc.	4,462	12
		5,777
China (0.0%)
China Common Rich Renewable Energy Investments Ltd.	42,000	—	@
Wharf Holdings Ltd. (The) (h)	7,200	13
		13
Denmark (0.4%)
AP Moller — Maersk A/S Series A	17	14
AP Moller — Maersk A/S Series B	34	30
Carlsberg A/S Series B	65	7
Coloplast A/S Series B	78	11
Danske Bank A/S	3,734	42
Drilling Co of 1972 A/S/The (g)	104	2
DSV A/S	2,130	194
Novo Nordisk A/S Series B	12,026	718
Novozymes A/S Series B	1,711	77
Vestas Wind Systems A/S	2,153	175
		1,270
Finland (0.2%)
Elisa Oyj	601	37
Fortum Oyj	1,836	27
Kone Oyj, Class B	1,416	79
Metso Oyj	473	11
Neste Oyj	1,646	55
Nokia Oyj	24,585	76
Nokian Renkaat Oyj	486	12
Nordea Bank Abp (OMXH)	194	1
Nordea Bank Abp (SSE)	15,506	87
Orion Oyj, Class B	439	18
Sampo Oyj, Class A	1,873	54
Stora Enso Oyj, Class R	2,345	23
UPM-Kymmene Oyj	2,245	61
Wartsila Oyj Abp	1,880	14
		555
France (1.4%)
Accor SA	777	21
Aeroports de Paris (ADP)	122	12
Air Liquide SA	1,936	247
Airbus SE	2,412	156
Alstom SA	631	26

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Amundi SA	245	$14
ArcelorMittal	2,718	26
Arkema SA	279	19
Atos SE	393	26
AXA SA	7,969	135
BioMerieux	172	19
BNP Paribas SA	4,613	135
Bollore SA	3,563	10
Bouygues SA	876	25
Bureau Veritas SA	1,088	21
Capgemini SE	660	55
Carrefour SA	2,338	37
Casino Guichard Perrachon SA	226	9
Cie de Saint-Gobain	2,095	50
Cie Generale des Etablissements Michelin SCA	702	62
CNP Assurances	694	7
Covivio REIT	137	8
Credit Agricole SA	4,654	33
Danone SA	2,491	159
Dassault Aviation SA	11	9
Dassault Systemes SE	537	78
Edenred	915	38
Eiffage SA	301	21
Electricite de France SA	2,348	18
Engie SA	7,578	78
EssilorLuxottica SA	851	90
Eurazeo SE	194	9
Eurofins Scientific SE	46	22
Eutelsat Communications SA	722	8
Faurecia SE	307	9
Gecina SA REIT	195	26
Getlink SE	1,904	23
Hermes International	130	88
ICADE REIT	137	11
Iliad SA	107	14
Imerys SA	153	4
Ingenico Group SA	243	25
Ipsen SA	155	8
JCDecaux SA	304	5
Kering SA	313	163
Klepierre SA REIT	902	17
L'Oreal SA (BSRM)	1,040	269
Lagardere SCA	490	6
Legrand SA	1,087	69
LVMH Moet Hennessy Louis Vuitton SE	1,154	423
Natixis SA	3,881	12
Orange SA	8,178	99
Pernod Ricard SA	887	126
Peugeot SA	2,430	32
Publicis Groupe SA	854	24
Remy Cointreau SA	95	10
Renault SA	787	15
	Shares	Value (000)
Rexel SA	1,228	$9
Safran SA	1,368	121
Sanofi	4,584	397
Schneider Electric SE	2,332	197
SCOR SE	706	16
SEB SA	94	12
SES SA	1,501	9
Societe BIC SA	117	7
Societe Generale SA	3,139	51
Sodexo SA	378	25
STMicroelectronics N.V.	2,775	60
Suez	1,805	18
Teleperformance	239	50
Thales SA	439	36
TOTAL SA	9,675	365
Ubisoft Entertainment SA (g)	260	19
Unibail-Rodamco-Westfield REIT	408	23
Unibail-Rodamco-Westfield REIT CDI	2,974	8
Valeo SA	982	16
Veolia Environnement SA	2,032	43
Vinci SA	2,076	170
Vivendi SA	4,239	90
Wendel SA	115	9
Worldline SA (g)	156	9
		4,921
Germany (1.2%)
1&1 Drillisch AG	229	5
Adidas AG	769	171
Allianz SE (Registered)	1,840	313
BASF SE	3,783	177
Bayer AG (Registered)	3,413	196
Bayerische Motoren Werke AG	1,362	70
Bayerische Motoren Werke AG (Preference)	227	10
Beiersdorf AG	416	42
Brenntag AG	639	23
Commerzbank AG	4,353	15
Continental AG	450	32
Covestro AG	662	20
Daimler AG (Registered)	3,936	118
Deutsche Bank AG (Registered)	8,417	53
Deutsche Boerse AG	772	106
Deutsche Lufthansa AG (Registered)	974	9
Deutsche Post AG (Registered)	3,982	107
Deutsche Telekom AG (Registered)	13,693	177
Deutsche Wohnen SE	1,453	55
E.ON SE	9,245	95
Evonik Industries AG	668	14
Fraport AG Frankfurt Airport Services Worldwide	171	7
Fresenius Medical Care AG & Co., KGaA	888	58
Fresenius SE & Co., KGaA	1,711	64
Fuchs Petrolub SE (Preference)	287	10
GEA Group AG	721	15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Hannover Rueck SE (Registered)	245	$35
HeidelbergCement AG	623	27
Henkel AG & Co., KGaA	429	31
Henkel AG & Co., KGaA (Preference)	738	59
Hochtief AG	79	5
Hugo Boss AG	264	7
Infineon Technologies AG	4,808	69
Innogy SE	589	28
K+S AG (Registered)	780	4
KION Group AG	294	13
LANXESS AG	377	15
Linde PLC	1,835	317
Linde PLC (g)	1,188	206
Merck KGaA	531	54
METRO AG	736	6
MTU Aero Engines AG	213	31
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	636	128
OSRAM Licht AG (g)	408	15
Porsche Automobil Holding SE (Preference)	632	26
ProSiebenSat.1 Media SE (Registered)	968	8
Puma SE	261	16
QIAGEN N.V. (g)	896	36
RTL Group SA	159	5
RWE AG	2,186	57
SAP SE	4,031	450
Schaeffler AG (Preference)	1,000	6
Siemens AG (Registered)	3,170	265
Symrise AG	512	47
Telefonica Deutschland Holding AG	3,079	8
thyssenKrupp AG (g)	1,787	9
Uniper SE	829	20
United Internet AG (Registered)	503	15
Volkswagen AG	133	17
Volkswagen AG (Preference)	770	89
Vonovia SE	2,015	100
Wirecard AG	496	56
Zalando SE (g)	465	17
		4,259
Greece (0.0%)
National Bank of Greece SA (g)	9	—	@
Hong Kong (0.7%)
AIA Group Ltd.	61,800	553
ASM Pacific Technology Ltd.	1,300	12
Bank of East Asia Ltd. (The)	7,990	17
BOC Hong Kong Holdings Ltd.	21,500	59
Cathay Pacific Airways Ltd.	6,000	6
CK Asset Holdings Ltd.	14,864	81
CK Hutchison Holdings Ltd.	12,864	86
CK Infrastructure Holdings Ltd.	5,000	26
CLP Holdings Ltd.	9,000	82
First Pacific Co., Ltd.	10,000	2
	Shares	Value (000)
Galaxy Entertainment Group Ltd.	13,000	$68
Hang Lung Group Ltd.	6,000	13
Hang Lung Properties Ltd.	13,000	26
Hang Seng Bank Ltd.	4,400	75
Henderson Land Development Co., Ltd.	8,644	33
HK Electric Investments & HK Electric Investments Ltd.	15,000	14
HKT Trust & HKT Ltd.	14,000	19
Hong Kong & China Gas Co., Ltd.	57,820	95
Hong Kong Exchanges & Clearing Ltd.	6,361	191
Hongkong Land Holdings Ltd.	6,600	25
Hysan Development Co., Ltd.	4,000	13
I-CABLE Communications Ltd. (g)	7,559	—	@
Jardine Matheson Holdings Ltd.	1,300	65
Kerry Properties Ltd.	4,000	10
Li & Fung Ltd.	32,000	4
Link REIT	11,333	96
Melco Resorts & Entertainment Ltd. ADR	1,100	14
MGM China Holdings Ltd.	4,800	5
MTR Corp., Ltd.	8,666	45
New World Development Co., Ltd.	36,367	39
NWS Holdings Ltd.	10,000	10
PCCW Ltd.	24,000	13
Power Assets Holdings Ltd.	7,500	44
Sands China Ltd.	14,000	51
Shangri-La Asia Ltd.	8,000	5
Sino Land Co., Ltd.	21,434	27
SJM Holdings Ltd.	12,000	10
Sun Hung Kai Properties Ltd.	8,504	111
Swire Pacific Ltd., Class A	2,000	13
Swire Properties Ltd.	6,750	19
Techtronic Industries Co., Ltd.	7,500	48
WH Group Ltd.	46,500	43
Wharf Real Estate Investment Co., Ltd.	8,200	33
Wheelock & Co., Ltd.	6,000	41
Wynn Macau Ltd.	9,200	14
Yue Yuen Industrial Holdings Ltd.	5,000	8
		2,264
Ireland (0.1%)
AIB Group PLC (g)	3,316	4
Bank of Ireland Group PLC	3,768	7
CRH PLC	3,431	93
Flutter Entertainment PLC	327	29
Kerry Group PLC, Class A	645	75
Trane Technologies PLC	841	70
		278
Italy (0.3%)
Assicurazioni Generali SpA	5,058	68
Atlantia SpA	1,869	23
CNH Industrial N.V.	4,274	24
Davide Campari-Milano SpA	2,426	17
Enel SpA	33,642	232

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Eni SpA	10,436	$104
EXOR N.V.	444	23
Ferrari N.V.	511	79
Fiat Chrysler Automobiles N.V.	4,430	32
Intesa Sanpaolo SpA	55,945	90
Leonardo SpA	1,685	11
Mediobanca Banca di Credito Finanziario SpA	2,344	13
Poste Italiane SpA	2,151	18
Prysmian SpA	852	14
Recordati SpA	449	19
Snam SpA	9,450	43
Telecom Italia SpA (g)	47,003	19
Telecom Italia SpA	24,766	10
Tenaris SA	1,951	12
Terna Rete Elettrica Nazionale SpA	5,867	37
UniCredit SpA	8,182	63
UnipolSai Assicurazioni SpA	4,062	10
		961
Japan (1.1%)
Mitsubishi Estate Co., Ltd.	61,800	913
Mitsui Fudosan Co., Ltd.	60,600	1,049
Nomura Real Estate Holdings, Inc.	11,000	178
Sumitomo Realty & Development Co., Ltd.	34,900	852
Tokyo Tatemono Co., Ltd.	30,100	319
Tokyu Fudosan Holdings Corp.	66,800	321
		3,632
Netherlands (0.5%)
ABN Amro Bank N.V. CVA	1,755	14
Aegon N.V.	7,272	18
AerCap Holdings N.V. (g)	600	14
Akzo Nobel N.V.	923	61
Altice Europe N.V. (g)	2,239	9
ASML Holding N.V.	1,629	429
Basic-Fit N.V. (g)	3,193	53
Boskalis Westminster	373	7
Coca-Cola European Partners PLC	900	34
Heineken Holding N.V.	475	37
Heineken N.V.	1,070	91
ING Groep N.V.	16,088	83
Koninklijke Ahold Delhaize N.V.	5,421	126
Koninklijke DSM N.V.	746	84
Koninklijke KPN N.V.	14,131	34
Koninklijke Philips N.V.	3,869	159
Koninklijke Vopak N.V.	288	15
NN Group N.V.	1,251	34
NXP Semiconductors N.V.	1,400	116
Randstad N.V.	485	17
Unilever N.V.	6,720	330
Wolters Kluwer N.V.	1,242	88
		1,853
	Shares	Value (000)
New Zealand (0.1%)
Auckland International Airport Ltd.	9,977	$30
Contact Energy Ltd.	7,231	25
Fletcher Building Ltd.	6,823	14
Mercury NZ Ltd.	7,006	17
Meridian Energy Ltd.	12,983	31
Ryman Healthcare Ltd.	3,821	23
Spark New Zealand Ltd.	18,110	44
		184
Norway (0.1%)
Akastor ASA (g)	892	—	@
Aker Solutions ASA (g)	892	1
DNB ASA	5,563	62
Equinor ASA	6,187	77
Kvaerner ASA (g)	816	1
Norsk Hydro ASA	6,475	14
Orkla ASA	4,815	41
REC Silicon ASA (g)	649	—	@
Seadrill Ltd. (g)	1	—	@
Subsea 7 SA	1,469	7
Telenor ASA	7,646	112
Yara International ASA	958	30
		345
Poland (0.0%)
Jeronimo Martins SGPS SA	2,786	50
Portugal (0.0%)
Galp Energia SGPS SA	2,600	30
Pharol SGPS SA (Registered) (g)	11,120	1
		31
South Africa (0.0%)
Nedbank Group Ltd.	633	3
Old Mutual Ltd.	19,716	13
		16
Spain (0.3%)
ACS Actividades de Construccion y Servicios SA	1,049	21
Aena SME SA	277	30
Amadeus IT Group SA	1,807	85
Banco Bilbao Vizcaya Argentaria SA	27,331	85
Banco de Sabadell SA	22,275	11
Banco Santander SA	66,432	158
Bankia SA	4,118	4
Bankinter SA	2,774	10
CaixaBank SA	14,871	27
Enagas SA	939	19
Endesa SA	1,308	28
Ferrovial SA	2,034	48
Grifols SA	1,228	41
Iberdrola SA	23,703	232
Industria de Diseno Textil SA	4,465	116
International Consolidated Airlines Group SA	2,565	7
Mapfre SA	4,445	8
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Naturgy Energy Group SA	1,452	$25
Red Electrica Corp., SA	1,793	32
Repsol SA	5,281	47
Siemens Gamesa Renewable Energy SA	1,000	15
Telefonica SA	18,669	85
Telepizza Group SA (g)	156	1
		1,135
Sweden (0.4%)
Alfa Laval AB	1,516	26
Assa Abloy AB, Class B	5,162	96
Atlas Copco AB, Class A	3,427	114
Atlas Copco AB, Class B	1,995	58
Boliden AB	1,383	25
Electrolux AB, Class B	1,225	15
Electrolux Professional AB (g)	1,170	3
Epiroc AB, Class A	3,427	34
Epiroc AB, Class B	2,121	21
Essity AB, Class B	3,148	96
Getinge AB, Class B	1,227	23
Hennes & Mauritz AB, Class B	4,760	61
Hexagon AB, Class B	1,318	56
Husqvarna AB, Class B	2,168	11
ICA Gruppen AB	431	18
Industrivarden AB, Class C	922	18
Investor AB, Class B	2,379	107
Kinnevik AB, Class B	1,226	20
L E Lundbergforetagen AB, Class B	422	17
Lundin Petroleum AB	955	18
Millicom International Cellular SA SDR	348	10
Modern Times Group MTG AB, Class B (g)	44	—	@
Nordic Entertainment Group AB, Class B	44	1
Sandvik AB	5,682	80
Securitas AB, Class B	1,597	17
Skandinaviska Enskilda Banken AB, Class A	7,800	52
Skanska AB, Class B (g)	1,735	26
SKF AB, Class B	1,944	27
Svenska Handelsbanken AB, Class A (g)	7,702	64
Swedbank AB, Class A	4,611	51
Swedish Match AB	924	52
Tele2 AB, Class B	1,827	24
Telefonaktiebolaget LM Ericsson, Class B	16,152	131
Telia Co., AB	13,229	47
Volvo AB, Class B	7,948	95
		1,514
Switzerland (1.8%)
ABB Ltd. (Registered)	17,984	313
Adecco Group AG (Registered)	720	28
Alcon, Inc. (g)	2,261	116
Cie Financiere Richemont SA (Registered)	2,556	137
Credit Suisse Group AG (Registered)	8,483	68
Geberit AG (Registered)	431	189
	Shares	Value (000)
Givaudan SA (Registered)	50	$154
Idorsia Ltd. (g)	551	14
Julius Baer Group Ltd.	1,208	40
Kuehne & Nagel International AG (Registered)	387	53
LafargeHolcim Ltd. (Registered) (g) (Euronext)	2,196	79
LafargeHolcim Ltd. (Registered) (SIX)	182	7
Lonza Group AG (Registered)	270	111
Nestle SA (Registered)	18,779	1,922
Novartis AG (Registered)	11,621	959
Roche Holding AG (Genusschein)	3,163	1,018
SGS SA (Registered)	30	69
Sonova Holding AG (Registered)	497	89
Swatch Group AG (The)	183	36
Swiss Re AG	707	54
Swisscom AG (Registered)	357	191
Transocean Ltd. (g)	1,913	2
UBS Group AG (Registered) (g)	14,611	134
Zurich Insurance Group AG	1,248	438
		6,221
United Kingdom (2.6%)
3i Group PLC	5,221	51
Admiral Group PLC	1,080	30
Anglo American PLC	6,776	119
Antofagasta PLC	2,146	20
Ashtead Group PLC	2,707	58
Associated British Foods PLC	1,918	43
AstraZeneca PLC	6,445	574
Auto Trader Group PLC	5,523	30
Aviva PLC	22,012	72
Babcock International Group PLC	1,371	6
BAE Systems PLC	17,109	110
Barclays PLC	86,357	98
Barratt Developments PLC	5,331	29
Berkeley Group Holdings PLC	688	31
BHP Group PLC	11,182	174
BP PLC	99,307	407
British American Tobacco PLC	11,438	390
British Land Co., PLC (The) REIT	5,218	22
BT Group PLC	45,906	67
Bunzl PLC	1,797	36
Burberry Group PLC	2,372	39
Capita PLC (g)	3,863	2
Carnival PLC	1,015	12
Centrica PLC	28,355	13
Coca-Cola HBC AG	1,023	22
Compass Group PLC	7,973	124
ConvaTec Group PLC	7,477	17
Croda International PLC	688	36
DCC PLC	481	30
Diageo PLC	12,638	401
Direct Line Insurance Group PLC	7,158	26
Dixons Carphone PLC	5,436	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
easyJet PLC	849	$6
Experian PLC	5,111	142
Ferguson PLC	1,329	82
Fresnillo PLC	1,227	10
G4S PLC	7,052	8
GlaxoSmithKline PLC	24,956	468
Glencore PLC (g)	62,284	94
Hammerson PLC REIT	4,269	4
Hargreaves Lansdown PLC	1,405	24
Hikma Pharmaceuticals PLC	766	19
HSBC Holdings PLC	101,958	572
IMI PLC	1,483	14
Imperial Brands PLC	4,703	87
InterContinental Hotels Group PLC	941	40
Intertek Group PLC	883	52
Intu Properties PLC REIT (g)	5,299	—	@
Investec PLC	3,601	7
ITV PLC	19,145	16
J Sainsbury PLC	8,851	23
Johnson Matthey PLC	1,021	22
Kingfisher PLC	11,410	20
Land Securities Group PLC REIT	3,973	27
Legal & General Group PLC	32,343	76
Lloyds Banking Group PLC	363,735	142
London Stock Exchange Group PLC	1,738	155
M&G PLC (g)	12,918	18
Marks & Spencer Group PLC	8,742	11
Mediclinic International PLC	2,023	7
Meggitt PLC	4,230	15
Melrose Industries PLC	19,910	22
Micro Focus International PLC	1,580	8
Mondi PLC	1,967	33
National Grid PLC	17,195	201
Next PLC	769	39
Ninety One PLC (g)	1,800	4
Paragon Offshore PLC (g)(i)	303	—
Pearson PLC	4,462	31
Persimmon PLC	1,634	39
Provident Financial PLC	917	2
Prudential PLC	13,096	164
Quilter PLC	8,925	13
Reckitt Benckiser Group PLC	3,411	260
RELX PLC (Euronext N.V.)	5,578	119
RELX PLC (LSE)	5,813	124
Rio Tinto PLC	6,232	286
Rolls-Royce Holdings PLC (g)	8,949	38
Royal Bank of Scotland Group PLC	19,080	26
Royal Dutch Shell PLC, Class A	22,718	395
Royal Dutch Shell PLC, Class B	19,029	319
Royal Mail PLC	4,900	8
RSA Insurance Group PLC	5,491	29
Sage Group PLC (The)	5,893	43
	Shares	Value (000)
Schroders PLC	675	$21
Segro PLC REIT	5,395	51
Severn Trent PLC	1,321	37
Smith & Nephew PLC	4,765	84
Smiths Group PLC	2,123	32
SSE PLC	5,456	88
St. James's Place PLC	2,835	26
Standard Chartered PLC	17,988	99
Standard Life Aberdeen PLC	12,565	35
Tate & Lyle PLC	2,499	20
Taylor Wimpey PLC	17,392	25
Tesco PLC	46,025	130
Travis Perkins PLC	1,357	15
TUI AG	2,390	10
Unilever PLC	6,439	325
United Utilities Group PLC	3,667	41
Vodafone Group PLC	135,323	187
Weir Group PLC (The)	1,194	11
Whitbread PLC	700	26
Wm Morrison Supermarkets PLC	11,277	25
WPP PLC	6,945	47
		8,793
United States (23.4%)
3M Co.	2,001	273
Abbott Laboratories	5,834	460
AbbVie, Inc.	4,971	379
ABIOMED, Inc. (g)	264	38
Accenture PLC, Class A	2,055	335
Activision Blizzard, Inc.	2,393	142
Acuity Brands, Inc.	238	20
Adobe, Inc. (g)	1,727	550
Advance Auto Parts, Inc.	249	23
Advanced Micro Devices, Inc. (g)	3,201	146
AES Corp.	2,245	31
Affiliated Managers Group, Inc.	283	17
Aflac, Inc.	2,534	87
Agilent Technologies, Inc.	1,117	80
AGNC Investment Corp. REIT	1,684	18
Air Products & Chemicals, Inc.	879	175
Akamai Technologies, Inc. (g)	576	53
Albemarle Corp.	264	15
Alexandria Real Estate Equities, Inc. REIT	297	41
Alexion Pharmaceuticals, Inc. (g)	796	71
Align Technology, Inc. (g)	270	47
Alkermes PLC (g)	549	8
Alleghany Corp.	51	28
Allegion PLC	331	30
Allergan PLC	1,182	209
Alliance Data Systems Corp.	268	9
Alliant Energy Corp.	840	41
Allstate Corp. (The)	1,169	107
Ally Financial, Inc.	1,401	20

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Alnylam Pharmaceuticals, Inc. (g)	343	$37
Alphabet, Inc., Class A (g)	959	1,114
Alphabet, Inc., Class C (g)	1,113	1,294
Altice USA, Inc., Class A (g) (Euronext N.V.)	964	21
Altice USA, Inc., Class A (g) (NYSE)	513	11
Altria Group, Inc.	6,125	237
Amazon.com, Inc. (g)	1,468	2,862
Amcor PLC (g)	5,238	43
AMERCO	31	9
Ameren Corp.	869	63
American Airlines Group, Inc.	17,992	219
American Electric Power Co., Inc.	1,653	132
American Express Co.	2,333	200
American Financial Group, Inc.	267	19
American International Group, Inc.	2,847	69
American Tower Corp. REIT	1,464	319
American Water Works Co., Inc.	643	77
Ameriprise Financial, Inc.	378	39
AmerisourceBergen Corp.	558	49
AMETEK, Inc.	793	57
Amgen, Inc.	2,033	412
Amphenol Corp., Class A	940	69
Analog Devices, Inc.	1,387	124
Annaly Capital Management, Inc. REIT	4,634	23
ANSYS, Inc. (g)	296	69
Anthem, Inc.	884	201
AO Smith Corp.	487	18
Aon PLC	846	140
Apache Corp.	1,219	5
Apple, Inc.	15,182	3,861
Applied Materials, Inc.	2,990	137
Aptiv PLC	891	44
Aramark	868	17
Arch Capital Group Ltd. (g)	1,419	40
Archer-Daniels-Midland Co.	1,759	62
Arconic, Inc.	1,431	23
Arista Networks, Inc. (g)	285	58
Arrow Electronics, Inc. (g)	293	15
Arthur J Gallagher & Co.	650	53
Assurant, Inc.	317	33
AT&T, Inc.	23,432	683
Athene Holding Ltd., Class A (g)	570	14
Atmos Energy Corp.	315	31
Autodesk, Inc. (g)	879	137
Autoliv, Inc.	284	13
Automatic Data Processing, Inc.	1,447	198
AutoZone, Inc. (g)	87	74
AvalonBay Communities, Inc. REIT	489	72
Avery Dennison Corp.	302	31
Axalta Coating Systems Ltd. (g)	838	14
Baker Hughes a GE Co.	1,708	18
Ball Corp.	1,141	74
	Shares	Value (000)
Bank of America Corp.	29,764	$632
Bank of New York Mellon Corp. (The)	2,849	96
Baxter International, Inc.	1,730	140
Becton Dickinson & Co.	859	197
Berkshire Hathaway, Inc., Class B (g)	4,108	751
Best Buy Co., Inc.	839	48
Biogen, Inc. (g)	793	251
BioMarin Pharmaceutical, Inc. (g)	628	53
BlackRock, Inc.	320	141
Boeing Co. (The)	1,780	265
Booking Holdings, Inc. (g)	258	347
BorgWarner, Inc.	813	20
Boston Properties, Inc. REIT	545	50
Boston Scientific Corp. (g)	4,663	152
Brighthouse Financial, Inc. (g)	268	6
Bristol-Myers Squibb Co.	7,622	425
Broadcom, Inc.	1,173	278
Broadridge Financial Solutions, Inc.	307	29
Brown-Forman Corp., Class B	1,087	60
Bunge Ltd.	493	20
Burlington Stores, Inc. (g)	332	53
Cabot Oil & Gas Corp.	1,485	26
Cadence Design Systems, Inc. (g)	900	59
Camden Property Trust REIT	341	27
Campbell Soup Co.	584	27
Capital One Financial Corp.	1,547	78
Capri Holdings Ltd. (g)	511	6
Cardinal Health, Inc.	954	46
CarMax, Inc. (g)	596	32
Carnival Corp.	1,468	19
Caterpillar, Inc.	1,997	232
Cboe Global Markets, Inc.	291	26
CBRE Group, Inc., Class A (g)	1,132	43
CDK Global, Inc.	334	11
CDW Corp.	512	48
Celanese Corp.	341	25
Centene Corp. (g)	2,362	140
CenterPoint Energy, Inc.	1,775	27
CenturyLink, Inc.	3,206	30
Cerner Corp.	1,149	72
CF Industries Holdings, Inc.	866	24
CH Robinson Worldwide, Inc.	369	24
Charles Schwab Corp. (The)	3,868	130
Charter Communications, Inc., Class A (g)	553	241
Chemours Co. (The)	564	5
Cheniere Energy, Inc. (g)	812	27
Chevron Corp.	6,173	447
Chipotle Mexican Grill, Inc. (g)	92	60
Chubb Ltd.	1,520	170
Church & Dwight Co., Inc.	867	56
Cigna Corp. (g)	1,221	216
Cimarex Energy Co.	254	4
Cincinnati Financial Corp.	547	41

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cintas Corp.	313	$54
Cisco Systems, Inc.	14,242	560
CIT Group, Inc.	277	5
Citigroup, Inc.	7,593	320
Citizens Financial Group, Inc.	1,448	27
Citrix Systems, Inc.	360	51
Clorox Co. (The)	346	60
CME Group, Inc.	1,364	236
CMS Energy Corp.	908	53
Coca-Cola Co. (The)	13,334	590
Cognex Corp.	595	25
Cognizant Technology Solutions Corp., Class A	1,826	85
Colgate-Palmolive Co.	2,680	178
Comcast Corp., Class A	14,630	503
Comerica, Inc.	532	16
CommScope Holding Co., Inc. (g)	668	6
Conagra Brands, Inc.	1,509	44
Concho Resources, Inc.	810	35
ConocoPhillips	3,586	110
Consolidated Edison, Inc.	1,141	89
Constellation Brands, Inc., Class A	582	83
Continental Resources, Inc.	331	3
Cooper Cos., Inc. (The)	277	76
Copart, Inc. (g)	821	56
Corning, Inc.	2,538	52
Corteva, Inc. (g)	2,410	57
CoStar Group, Inc. (g)	229	134
Costco Wholesale Corp.	1,443	411
Coty, Inc., Class A	960	5
Crown Castle International Corp. REIT	1,481	214
Crown Holdings, Inc. (g)	378	22
CSX Corp.	2,404	138
Cummins, Inc.	518	70
CVS Health Corp.	4,039	240
Danaher Corp.	2,063	286
Darden Restaurants, Inc.	329	18
DaVita, Inc. (g)	335	25
Deere & Co.	957	132
Dell Technologies, Inc., Class C (g)	541	21
Delta Air Lines, Inc.	27,589	787
DENTSPLY SIRONA, Inc.	880	34
Devon Energy Corp.	1,435	10
DexCom, Inc. (g)	327	88
Diamondback Energy, Inc.	541	14
Digital Realty Trust, Inc. REIT	836	116
Discover Financial Services	1,155	41
Discovery, Inc., Class A (g)	541	11
Discovery, Inc., Class C (g)	1,244	22
DISH Network Corp., Class A (g)	805	16
DocuSign, Inc. (g)	264	24
Dollar General Corp.	823	124
	Shares	Value (000)
Dollar Tree, Inc. (g)	836	$61
Dominion Energy, Inc.	2,633	190
Domino's Pizza, Inc.	236	76
Dover Corp.	504	42
Dow, Inc. (g)	2,405	70
DR Horton, Inc.	10,042	341
Dropbox, Inc., Class A (g)	671	12
DTE Energy Co.	646	61
Duke Energy Corp.	2,386	193
Duke Realty Corp. REIT	1,368	44
DuPont de Nemours, Inc.	2,374	81
DXC Technology Co.	828	11
E*Trade Financial Corp.	865	30
Eagle Materials, Inc.	930	54
East West Bancorp, Inc.	492	13
Eastman Chemical Co.	377	18
Eaton Corp., PLC	1,458	113
Eaton Vance Corp.	305	10
eBay, Inc.	2,847	86
Ecolab, Inc.	822	128
Edison International	1,149	63
Edwards Lifesciences Corp. (g)	848	160
Elanco Animal Health, Inc. (g)	880	20
Electronic Arts, Inc. (g)	963	96
Eli Lilly & Co.	2,954	410
Emerson Electric Co.	2,014	96
Entergy Corp.	671	63
EOG Resources, Inc.	1,948	70
EPAM Systems, Inc. (g)	292	54
Equifax, Inc.	325	39
Equinix, Inc. REIT	285	178
Equitable Holdings, Inc.	931	13
Equity Lifestyle Properties, Inc. REIT	570	33
Equity Residential REIT	1,406	87
Erie Indemnity Co., Class A	90	13
ESC Seventy Seven (i)	275	—
Essex Property Trust, Inc. REIT	332	73
Estee Lauder Cos., Inc. (The), Class A	864	138
Everest Re Group Ltd.	243	47
Evergy, Inc.	900	50
Eversource Energy	1,125	88
Exact Sciences Corp. (g)	351	20
Exelon Corp.	3,135	115
Expedia Group, Inc.	325	18
Expeditors International of Washington, Inc.	596	40
Extra Space Storage, Inc. REIT	349	33
Exxon Mobil Corp.	13,719	521
F5 Networks, Inc. (g)	306	33
Facebook, Inc., Class A (g)	7,817	1,304
Factset Research Systems, Inc.	235	61
Fastenal Co.	1,771	55
Federal Realty Investment Trust REIT	262	20
FedEx Corp.	846	103

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Fidelity National Financial, Inc.	7,342	$183
Fidelity National Information Services, Inc.	1,816	221
Fifth Third Bancorp	2,602	39
First American Financial Corp.	2,677	114
First Republic Bank	556	46
FirstEnergy Corp.	1,779	71
Fiserv, Inc. (g)	1,988	189
FleetCor Technologies, Inc. (g)	303	57
Flex Ltd. (g)	1,800	15
FLIR Systems, Inc.	370	12
Flowserve Corp.	355	8
Fluor Corp.	378	3
FMC Corp.	364	30
Ford Motor Co.	12,273	59
Fortinet, Inc. (g)	515	52
Fortive Corp.	947	52
Fortune Brands Home & Security, Inc.	385	17
Fox Corp., Class A	1,228	29
Fox Corp., Class B (g)	604	14
Franklin Resources, Inc.	966	16
Freeport-McMoRan, Inc.	4,592	31
Gap, Inc. (The)	878	6
Garmin Ltd.	364	27
Gartner, Inc. (g)	317	32
General Dynamics Corp.	860	114
General Electric Co.	28,092	223
General Mills, Inc.	1,801	95
General Motors Co.	4,083	85
Genuine Parts Co.	508	34
Gilead Sciences, Inc.	4,084	305
Global Payments, Inc.	944	136
Globe Life, Inc.	274	20
GoDaddy, Inc., Class A (g)	607	35
Goldman Sachs Group, Inc. (The)	1,164	180
GrubHub, Inc. (g)	308	13
H&R Block, Inc.	822	12
Halliburton Co.	2,860	20
Hanesbrands, Inc.	1,249	10
Harley-Davidson, Inc.	552	10
Hartford Financial Services Group, Inc. (The)	1,363	48
Hasbro, Inc.	317	23
HCA Healthcare, Inc.	856	77
HD Supply Holdings, Inc. (g)	617	18
Healthpeak Properties, Inc. REIT	1,691	40
HEICO Corp.	253	19
HEICO Corp., Class A	270	17
Helmerich & Payne, Inc.	278	4
Henry Schein, Inc. (g)	520	26
Hershey Co. (The)	522	69
Hess Corp.	851	28
Hewlett Packard Enterprise Co.	4,356	42
Hilton Worldwide Holdings, Inc.	893	61
	Shares	Value (000)
HollyFrontier Corp.	565	$14
Hologic, Inc. (g)	843	30
Home Depot, Inc. (The)	3,732	697
Honeywell International, Inc.	2,352	315
Hormel Foods Corp.	943	44
Host Hotels & Resorts, Inc. REIT	2,394	26
HP, Inc.	4,924	85
Humana, Inc.	364	114
Huntington Bancshares, Inc.	3,452	28
Huntington Ingalls Industries, Inc.	246	45
IAC/InterActiveCorp (g)	274	49
IDEX Corp.	266	37
IDEXX Laboratories, Inc. (g)	305	74
IHS Markit Ltd.	1,236	74
Illinois Tool Works, Inc.	1,126	160
Illumina, Inc. (g)	617	169
Incyte Corp. (g)	650	48
Ingersoll Rand, Inc. (g)	742	18
Ingredion, Inc.	334	25
Intel Corp.	14,377	778
Intercontinental Exchange, Inc.	1,810	146
International Business Machines Corp.	2,921	324
International Flavors & Fragrances, Inc.	256	26
International Paper Co.	1,230	38
Interpublic Group of Cos., Inc. (The)	1,236	20
Intuit, Inc.	909	209
Intuitive Surgical, Inc. (g)	311	154
Invesco Ltd.	1,370	12
Invitation Homes, Inc. REIT	1,468	31
Ionis Pharmaceuticals, Inc. (g)	364	17
IPG Photonics Corp. (g)	229	25
IQVIA Holdings, Inc. (g)	598	65
Iron Mountain, Inc. REIT	897	21
Jack Henry & Associates, Inc.	270	42
Jacobs Engineering Group, Inc.	385	31
Jazz Pharmaceuticals PLC (g)	307	31
JB Hunt Transport Services, Inc.	292	27
Jefferies Financial Group, Inc.	888	12
JM Smucker Co. (The)	302	34
Johnson & Johnson	8,715	1,143
Johnson Controls International PLC	2,601	70
Jones Lang LaSalle, Inc.	279	28
JPMorgan Chase & Co.	10,716	965
Juniper Networks, Inc.	1,212	23
Kansas City Southern	253	32
KB Home	2,478	45
Kellogg Co.	901	54
KeyCorp	3,247	34
Keysight Technologies, Inc. (g)	659	55
Kimberly-Clark Corp.	1,209	155
Kimco Realty Corp. REIT	1,485	14
Kinder Morgan, Inc.	6,444	90
KKR & Co., Inc., Class A	1,699	40

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
KLA Corp.	668	$96
Knight-Swift Transportation Holdings, Inc.	339	11
Kohl's Corp.	571	8
Kraft Heinz Co. (The)	2,255	56
Kroger Co. (The)	2,580	78
L Brands, Inc.	801	9
L3Harris Technologies, Inc.	873	157
Laboratory Corp. of America Holdings (g)	347	44
Lam Research Corp.	526	126
Lamb Weston Holdings, Inc.	520	30
Las Vegas Sands Corp.	1,225	52
Lear Corp.	303	25
Leggett & Platt, Inc.	352	9
Leidos Holdings, Inc.	490	45
Lennar Corp., Class A	8,348	319
Lennox International, Inc.	225	41
Liberty Broadband Corp., Class C (g)	276	31
Liberty Global PLC, Class A (g)	643	11
Liberty Global PLC Series C (g)	1,549	24
Liberty Media Corp-Liberty SiriusXM, Class A (g)	305	10
Liberty Media Corp-Liberty SiriusXM, Class C (g)	590	19
Liberty Media Corp.-Liberty Formula One, Class C (g)	813	22
Lincoln National Corp.	817	22
Live Nation Entertainment, Inc. (g)	521	24
LKQ Corp. (g)	1,088	22
Lockheed Martin Corp.	898	304
Loews Corp.	888	31
Louisiana-Pacific Corp.	2,651	46
Lowe's Cos., Inc.	2,566	221
Lululemon Athletica, Inc. (g)	285	54
LyondellBasell Industries N.V., Class A	932	46
M&T Bank Corp.	361	37
M/I Homes, Inc. (g)	666	11
Macerich Co. (The) REIT	298	2
Macy's, Inc.	948	5
ManpowerGroup, Inc.	307	16
Marathon Oil Corp.	2,655	9
Marathon Petroleum Corp.	2,260	53
Markel Corp. (g)	49	45
MarketAxess Holdings, Inc.	232	77
Marriott International, Inc., Class A	920	69
Marsh & McLennan Cos., Inc.	1,774	153
Martin Marietta Materials, Inc.	1,819	344
Marvell Technology Group Ltd.	1,989	45
Masco Corp.	7,391	256
Mastercard, Inc., Class A	3,138	758
Maxim Integrated Products, Inc.	860	42
McCormick & Co., Inc.	332	47
McDonald's Corp.	2,416	399
McKesson Corp.	667	90
MDC Holdings, Inc.	1,476	34
Medtronic PLC	4,365	394
	Shares	Value (000)
MercadoLibre, Inc. (g)	252	$123
Merck & Co., Inc.	8,459	651
Meritage Homes Corp. (g)	939	34
MetLife, Inc.	2,660	81
Mettler-Toledo International, Inc. (g)	89	61
MGIC Investment Corp.	8,345	53
MGM Resorts International	1,697	20
Microchip Technology, Inc.	826	56
Micron Technology, Inc. (g)	3,697	155
Microsoft Corp.	23,644	3,729
Mid-America Apartment Communities, Inc. REIT	305	31
Middleby Corp. (The) (g)	295	17
Mohawk Industries, Inc. (g)	1,960	149
Molson Coors Brewing Co., Class B	667	26
Mondelez International, Inc., Class A	4,607	231
MongoDB, Inc. (g)	216	29
Monster Beverage Corp. (g)	1,439	81
Moody's Corp.	604	128
Mosaic Co. (The)	1,362	15
Motorola Solutions, Inc.	576	77
MSCI, Inc.	297	86
Mylan N.V. (g)	1,692	25
Nasdaq, Inc.	308	29
National Oilwell Varco, Inc.	1,244	12
National Retail Properties, Inc. REIT	571	18
Nektar Therapeutics (g)	610	11
NetApp, Inc.	867	36
Netflix, Inc. (g)	1,463	549
Newell Brands, Inc.	1,437	19
Newmont Corp.	2,684	122
News Corp., Class A	1,255	11
NextEra Energy, Inc.	1,706	410
Nielsen Holdings PLC	1,250	16
NIKE, Inc., Class B	4,036	334
NiSource, Inc.	1,226	31
Noble Energy, Inc.	1,670	10
Nordstrom, Inc.	302	5
Norfolk Southern Corp.	834	122
Northern Trust Corp.	832	63
Northrop Grumman Corp.	569	172
NortonLifeLock, Inc.	2,048	38
Norwegian Cruise Line Holdings Ltd. (g)	863	9
NRG Energy, Inc.	890	24
Nucor Corp.	956	34
NVIDIA Corp.	1,808	477
NVR, Inc. (g)	109	280
O'Reilly Automotive, Inc. (g)	271	82
Occidental Petroleum Corp.	2,863	33
OGE Energy Corp.	806	25
Okta, Inc. (g)	267	33
Old Dominion Freight Line, Inc.	480	63
Omnicom Group, Inc.	883	48
ON Semiconductor Corp. (g)	1,415	18

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
ONEOK, Inc.	1,449	$32
Oracle Corp.	8,249	399
Ovintiv, Inc.	1,009	3
Owens Corning	2,772	108
PACCAR, Inc.	1,201	73
Packaging Corp. of America	332	29
Palo Alto Networks, Inc. (g)	333	55
Parker Hannifin Corp.	340	44
Parsley Energy, Inc., Class A	895	5
Paychex, Inc.	1,140	72
Paycom Software, Inc. (g)	276	56
PayPal Holdings, Inc. (g)	3,565	341
Pentair PLC	565	17
People's United Financial, Inc.	1,379	15
PepsiCo, Inc.	4,680	562
PerkinElmer, Inc.	296	22
Perrigo Co., PLC	349	17
Pfizer, Inc.	18,322	598
Philip Morris International, Inc.	5,168	377
Phillips 66	1,497	80
Pinnacle West Capital Corp.	300	23
Pioneer Natural Resources Co.	596	42
Plains GP Holdings LP, Class A (g)	537	3
PNC Financial Services Group, Inc. (The)	1,451	139
Polaris, Inc.	299	14
PPG Industries, Inc.	821	69
PPL Corp.	2,365	58
Principal Financial Group, Inc.	873	27
Procter & Gamble Co. (The)	8,119	893
Progressive Corp. (The)	1,965	145
ProLogis, Inc. REIT	2,398	193
Prudential Financial, Inc.	1,433	75
PTC, Inc. (g)	299	18
Public Service Enterprise Group, Inc.	1,787	80
Public Storage REIT	554	110
Pulte Group, Inc.	7,292	163
PVH Corp.	262	10
Qorvo, Inc. (g)	330	27
QUALCOMM, Inc.	3,827	259
Quest Diagnostics, Inc.	375	30
Qurate Retail, Inc. (g)	1,388	8
Ralph Lauren Corp.	282	19
Raymond James Financial, Inc.	345	22
Raytheon Co.	890	117
Realty Income Corp. REIT	1,072	53
Regency Centers Corp. REIT	590	23
Regeneron Pharmaceuticals, Inc. (g)	285	139
Regions Financial Corp.	3,272	29
Reinsurance Group of America, Inc.	320	27
RenaissanceRe Holdings Ltd.	250	37
Republic Services, Inc.	801	60
ResMed, Inc.	509	75
	Shares	Value (000)
Robert Half International, Inc.	311	$12
Rockwell Automation, Inc.	309	47
Rollins, Inc.	519	19
Roper Technologies, Inc.	264	82
Ross Stores, Inc.	1,375	120
Royal Caribbean Cruises Ltd.	630	20
S&P Global, Inc.	877	215
Sabre Corp.	866	5
salesforce.com, Inc. (g)	2,707	390
SBA Communications Corp. REIT	298	80
Schlumberger Ltd.	4,573	62
Scotts Miracle-Gro Co. (The), Class A	1,305	134
Seagate Technology PLC	877	43
Sealed Air Corp.	548	14
Seattle Genetics, Inc. (g)	302	35
SEI Investments Co.	358	17
Sempra Energy	870	98
Sensata Technologies Holding PLC (g)	572	17
ServiceNow, Inc. (g)	646	185
Sherwin-Williams Co. (The)	291	134
Signature Bank	247	20
Simon Property Group, Inc. REIT	1,087	60
Sirius XM Holdings, Inc.	5,312	26
Skyline Champion Corp. (g)	1,311	21
Skyworks Solutions, Inc.	607	54
SL Green Realty Corp. REIT	295	13
Snap, Inc., Class A (g)	2,077	25
Snap-On, Inc.	292	32
Southern Co. (The)	3,484	189
Southwest Airlines Co.	15,783	562
Spectrum Brands Holdings, Inc.	14	1
Spirit AeroSystems Holdings, Inc., Class A	270	6
Splunk, Inc. (g)	527	67
Sprint Corp. (g)	2,621	23
Square, Inc., Class A (g)	1,118	59
SS&C Technologies Holdings, Inc.	796	35
Stanley Black & Decker, Inc.	525	53
Starbucks Corp.	4,090	269
State Street Corp.	1,225	65
Steel Dynamics, Inc.	873	20
STERIS PLC	303	42
Stewart Information Services Corp.	546	15
Stryker Corp.	1,197	199
Sun Communities, Inc. REIT	306	38
SVB Financial Group (g)	239	36
Synchrony Financial	2,050	33
Synopsys, Inc. (g)	530	68
Sysco Corp.	1,509	69
T Rowe Price Group, Inc.	833	81
T-Mobile US, Inc. (g)	1,179	99
Take-Two Interactive Software, Inc. (g)	299	35
Tapestry, Inc.	893	12
Targa Resources Corp.	803	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Target Corp.	1,694	$157
TD Ameritrade Holding Corp.	893	31
TE Connectivity Ltd.	1,177	74
TechnipFMC PLC	1,403	9
Teleflex, Inc.	263	77
Tesla, Inc. (g)	349	183
Texas Instruments, Inc.	2,990	299
Textron, Inc.	812	22
Thermo Fisher Scientific, Inc.	1,439	408
Tiffany & Co.	284	37
TJX Cos., Inc. (The)	4,006	192
Toll Brothers, Inc.	3,024	58
Tractor Supply Co.	318	27
TransDigm Group, Inc.	267	85
TransUnion	656	43
Travelers Cos., Inc. (The)	830	82
Trimble, Inc. (g)	879	28
TripAdvisor, Inc.	281	5
Truist Financial Corp.	4,202	130
Twilio, Inc., Class A (g)	300	27
Twitter, Inc. (g)	2,362	58
Tyson Foods, Inc., Class A	948	55
Uber Technologies, Inc. (g)	658	18
UDR, Inc. REIT	874	32
UGI Corp.	619	17
Ulta Beauty, Inc. (g)	297	52
Under Armour, Inc., Class A (g)	645	6
Under Armour, Inc., Class C (g)	659	5
Union Pacific Corp.	2,336	329
United Airlines Holdings, Inc. (g)	12,432	392
United Parcel Service, Inc., Class B	2,109	197
United Rentals, Inc. (g)	272	28
United Technologies Corp.	2,657	251
UnitedHealth Group, Inc.	3,125	779
Universal Forest Products, Inc.	1,326	49
Universal Health Services, Inc., Class B	292	29
Unum Group	848	13
US Bancorp	4,938	170
Vail Resorts, Inc.	241	36
Valero Energy Corp.	1,362	62
Varian Medical Systems, Inc. (g)	319	33
Veeva Systems, Inc., Class A (g)	345	54
Ventas, Inc. REIT	1,363	37
VEREIT, Inc. REIT	3,218	16
VeriSign, Inc. (g)	282	51
Verisk Analytics, Inc.	549	77
Verizon Communications, Inc.	13,431	722
Vertex Pharmaceuticals, Inc. (g)	906	216
VF Corp.	1,172	63
ViacomCBS, Inc., Class B	1,902	27
Visa, Inc., Class A	5,831	939
Vistra Energy Corp.	1,375	22
	Shares	Value (000)
VMware, Inc., Class A (g)	294	$36
Vornado Realty Trust REIT	605	22
Voya Financial, Inc.	512	21
Vulcan Materials Co.	3,635	393
WABCO Holdings, Inc. (g)	281	38
Walgreens Boots Alliance, Inc.	2,620	120
Walmart, Inc.	4,603	523
Walt Disney Co. (The)	5,789	559
Waste Connections, Inc.	833	65
Waste Management, Inc.	1,496	138
Waters Corp. (g)	252	46
Watsco, Inc.	861	136
Wayfair, Inc., Class A (g)	314	17
WEC Energy Group, Inc.	1,120	99
Wells Fargo & Co.	14,017	402
Welltower, Inc. REIT	1,370	63
Western Digital Corp.	913	38
Western Union Co. (The)	1,432	26
Westinghouse Air Brake Technologies Corp.	549	26
Westlake Chemical Corp.	232	9
WestRock Co.	886	25
Weyerhaeuser Co. REIT	2,546	43
Whirlpool Corp.	319	27
Williams Cos., Inc. (The)	3,836	54
Willis Towers Watson PLC	357	61
Workday, Inc., Class A (g)	538	70
WP Carey, Inc. REIT	586	34
WR Berkley Corp.	519	27
WW Grainger, Inc.	263	65
Wynn Resorts Ltd.	338	20
Xcel Energy, Inc.	1,825	110
Xerox Holdings Corp. (g)	821	16
Xilinx, Inc.	885	69
XPO Logistics, Inc. (g)	263	13
Xylem, Inc.	629	41
Yum! Brands, Inc.	1,087	74
Zebra Technologies Corp., Class A (g)	286	53
Zillow Group, Inc., Class C (g)	339	12
Zimmer Biomet Holdings, Inc.	820	83
Zions Bancorp NA	602	16
Zoetis, Inc.	1,504	177
		80,076
Total Common Stocks (Cost $124,956)		127,789
Investment Company (0.7%)
United Kingdom (0.7%)
iPATH S&P 500 VIX Short-Term Futures ETN (United Kingdom) (g) (Cost $1,241)	53,000	2,451
	No. of Rights
Right (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (g) (Cost $5)	2,295	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Warrants	Value (000)
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (g) (Cost $—)	59	$—	@
	Shares
Short-Term Investments (16.5%)
Investment Company (11.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $40,274)	40,274,186	40,274
	Face Amount (000)
U.S. Treasury Securities (4.7%)
U.S. Treasury Bills,
0.23%, 7/30/20 (j)(k)	$1,920	1,919
0.33%, 7/30/20 (j)(k)	1,400	1,400
0.38%, 7/30/20 (j)(k)	1,500	1,499
1.53%, 7/30/20 (j)(k)	7,215	7,213
1.54%, 7/30/20 (j)(k)	1,390	1,390
0.01%, 7/30/20 (j)(k)	1,171	1,171
0.05%, 7/30/20 (j)(k)	650	650
0.20%, 7/30/20 (j)(k)	910	910
Total U.S. Treasury Securities (Cost $16,107)		16,152
Total Short-Term Investments (Cost $56,381)		56,426
Total Investments (102.4%) (Cost $344,668) (l)(m)(n)		350,725
Liabilities in Excess of Other Assets (-2.4%)		(8,248)
Net Assets (100.0%)		$342,477

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2020.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.
(f)  When-issued security.

(g)  Non-income producing security.

(h)  Security trades on the Hong Kong exchange.

(i)  At March 31, 2020, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(j)  Rate shown is the yield to maturity at March 31, 2020.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  The approximate fair value and percentage of net assets, $41,425,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(n)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,574,000 and the aggregate gross unrealized depreciation is approximately $37,331,000, resulting in net unrealized depreciation of approximately $4,757,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

Euronext  Euronext Paris Exchange.

Euronext N.V.  Euronext Amsterdam Stock Market.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

OMXH  Helsinki Stock Exchange.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

SIX  Swiss Exchange.

SSE  Stockholm Stock Exchange.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	HUF	53,304		$182	6/10/20	$18
Bank of America NA		$8,381	EUR	7,337	6/10/20	(268)
Bank of America NA		$257	HUF	80,980	6/10/20	(9)
Bank of America NA		$83	PLN	317	6/10/20	(7)
Bank of America NA		$348	SGD	482	6/10/20	(9)
Barclays Bank PLC	AUD	779		$458	6/10/20	(21)
Barclays Bank PLC	DKK	379		$58	6/10/20	2
Barclays Bank PLC	EUR	410	CHF	434	6/10/20	(1)
Barclays Bank PLC	NOK	1,330		$140	6/10/20	12
Barclays Bank PLC		$727	GBP	554	6/10/20	(37)
Barclays Bank PLC		$31	JPY	3,426	6/10/20	1
BNP Paribas SA	IDR	5,719,794		$389	6/10/20	40
BNP Paribas SA	NZD	71		$42	6/10/20	(— @)
BNP Paribas SA	RUB	13,367		$199	6/10/20	30
BNP Paribas SA		$4,277	CNH	29,877	6/10/20	(68)
BNP Paribas SA		$506	THB	15,946	6/10/20	(19)
Citibank NA	AUD	5,029		$3,351	6/10/20	257
Citibank NA		$401	CAD	577	6/10/20	9
Citibank NA		$680	CNH	4,819	6/10/20	(1)
Citibank NA		$271	MXN	5,730	6/10/20	(32)
Goldman Sachs International	MXN	12,147		$574	6/10/20	68
Goldman Sachs International		$2,027	KRW	2,402,302	6/10/20	(49)
Goldman Sachs International		$64	MXN	1,506	6/10/20	(2)
HSBC Bank PLC		$4,778	JPY	496,821	6/10/20	(144)
JPMorgan Chase Bank NA	CAD	282		$198	6/10/20	(2)
JPMorgan Chase Bank NA	CHF	421	EUR	397	6/10/20	(— @)
JPMorgan Chase Bank NA	EUR	219		$241	6/10/20	(1)
JPMorgan Chase Bank NA	EUR	601		$666	6/10/20	1
JPMorgan Chase Bank NA	GBP	236		$294	6/10/20	1
JPMorgan Chase Bank NA	SEK	6,823		$727	6/10/20	36
JPMorgan Chase Bank NA		$953	CHF	878	6/10/20	(38)
JPMorgan Chase Bank NA		$794	EUR	718	6/10/20	(— @)
JPMorgan Chase Bank NA		$1,159	EUR	1,069	6/10/20	23
JPMorgan Chase Bank NA		$101	EUR	91	6/10/20	(— @)
JPMorgan Chase Bank NA		$132	EUR	120	6/10/20	— @
JPMorgan Chase Bank NA		$15	GBP	13	6/10/20	— @
JPMorgan Chase Bank NA		$1,689	JPY	181,753	6/10/20	6
JPMorgan Chase Bank NA		$945	SEK	9,320	6/10/20	(1)
UBS AG	EUR	455		$486	6/10/20	(17)
UBS AG	NZD	1,670		$1,062	6/10/20	66
Bank of America NA	CNH	28,371		$4,039	6/18/20	43
Bank of America NA	PLN	252		$62	6/18/20	1
Bank of America NA		$274	ILS	1,040	6/18/20	21
Bank of Montreal	HUF	11,918		$38	6/18/20	1
Bank of New York Mellon	EUR	416		$458	6/18/20	(2)
Barclays Bank PLC	EUR	89		$98	6/18/20	(— @)
Barclays Bank PLC	JPY	62		$1	6/18/20	— @
Barclays Bank PLC		$28	COP	115,021	6/18/20	(— @)
Barclays Bank PLC		$11	PEN	39	6/18/20	— @
Barclays Bank PLC		$790	SGD	1,128	6/18/20	5
BNP Paribas SA	BRL	196		$40	6/18/20	2
BNP Paribas SA	CAD	562		$396	6/18/20	(3)
BNP Paribas SA	CNH	4,177		$593	6/18/20	5
BNP Paribas SA	GBP	84		$104	6/18/20	(— @)
BNP Paribas SA	HKD	1,593		$205	6/18/20	— @

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	JPY	417,676		$3,771		6/18/20	$(126)
BNP Paribas SA	JPY	145,858		$1,365		6/18/20	4
BNP Paribas SA	KRW	451,551		$373		6/18/20	1
BNP Paribas SA	NZD	172		$102		6/18/20	(1)
BNP Paribas SA	RUB	8,097		$106		6/18/20	4
BNP Paribas SA	SEK	1,137		$115		6/18/20	(1)
BNP Paribas SA	TRY	41		$6		6/18/20	— @
BNP Paribas SA	TWD	4,361		$146		6/18/20	1
BNP Paribas SA		$1,551	CNH	10,994		6/18/20	(2)
BNP Paribas SA		$1,528	GBP	1,269		6/18/20	50
BNP Paribas SA		$19	IDR	285,595		6/18/20	(2)
BNP Paribas SA		$45	INR	3,472		6/18/20	— @
BNP Paribas SA		$87	TWD	2,592		6/18/20	(1)
Citibank NA	KRW	208,044		$173		6/18/20	1
Citibank NA		$124	CLP	106,158		6/18/20	— @
Citibank NA		$70	CZK	1,734		6/18/20	(— @)
Citibank NA		$125	ILS	479		6/18/20	11
Citibank NA		$7	THB	223		6/18/20	(— @)
Commonwealth Bank of Australia	EUR	162		$179		6/18/20	(1)
Commonwealth Bank of Australia	NZD	41		$24		6/18/20	(— @)
Credit Suisse International	EUR	113		$124		6/18/20	(— @)
Credit Suisse International	JPY	208		$2		6/18/20	— @
Goldman Sachs International	CAD	202		$142		6/18/20	(1)
Goldman Sachs International	EUR	2,578		$2,841		6/18/20	(11)
Goldman Sachs International	EUR	602		$646		6/18/20	(20)
Goldman Sachs International	JPY	3,781		$35		6/18/20	— @
Goldman Sachs International		$155	CHF	148		6/18/20	(— @)
Goldman Sachs International		$2,118	JPY	232,343		6/18/20	50
JPMorgan Chase Bank NA	AUD	366		$225		6/18/20	(1)
JPMorgan Chase Bank NA	CAD	381		$270		6/18/20	(1)
JPMorgan Chase Bank NA	CAD	195		$138		6/18/20	(1)
JPMorgan Chase Bank NA	JPY	47		$—	@	6/18/20	— @
JPMorgan Chase Bank NA	NOK	474		$45		6/18/20	(— @)
JPMorgan Chase Bank NA	ZAR	10		$1		6/18/20	— @
State Street Bank and Trust Co.	JPY	556		$5		6/18/20	— @
UBS AG	CHF	1,191		$1,241		6/18/20	(1)
UBS AG	CHF	1,775		$1,834		6/18/20	(17)
UBS AG	DKK	370		$55		6/18/20	(— @)
UBS AG	EUR	3,394		$3,741		6/18/20	(14)
UBS AG	EUR	1,681		$1,828		6/18/20	(32)
UBS AG	EUR	1,076		$1,164		6/18/20	(26)
UBS AG	EUR	1,250		$1,383		6/18/20	(— @)
UBS AG	GBP	1,539		$1,776		6/18/20	(139)
UBS AG	GBP	1,653		$2,060		6/18/20	4
UBS AG	HKD	163		$21		6/18/20	(— @)
UBS AG	HKD	2,104		$271		6/18/20	— @
UBS AG	JPY	197,994		$1,834		6/18/20	(14)
UBS AG	JPY	77,213		$697		6/18/20	(23)
UBS AG	JPY	181,314		$1,691		6/18/20	(1)
UBS AG	MXN	7,178		$306		6/18/20	7
UBS AG	SGD	344		$242		6/18/20	(— @)
UBS AG	TRY	440		$67		6/18/20	2
UBS AG		$16	AUD	27		6/18/20	— @
UBS AG		$2,814	CHF	2,735		6/18/20	39
UBS AG		$2,960	CHF	2,832		6/18/20	(6)
UBS AG		$1,089	EUR	1,001		6/18/20	18
UBS AG		$2,820	EUR	2,583		6/18/20	37

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$2,836	GBP	2,385	6/18/20	$130
UBS AG		$427	GBP	354	6/18/20	14
UBS AG		$2,813	JPY	311,293	6/18/20	91
UBS AG		$202	MXN	4,772	6/18/20	(3)
UBS AG		$91	SEK	903	6/18/20	—	@
UBS AG		$47	SGD	67	6/18/20	—	@
UBS AG	ZAR	530		$32	6/18/20	2
						$(62)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	38	Jun-20		$4	$6,067	$(193)
Euro Stoxx 50 (Germany)	163	Jun-20	EUR	2	4,938	701
German Euro Bund (Germany)	6	Jun-20		600	1,142	(2)
MSCI Emerging Market E Mini (United States)	209	Jun-20		$10	8,808	406
NIKKEI 225 Index (Japan)	18	Jun-20	JPY	9	1,561	21
S&P 500 E Mini Index (United States)	479	Jun-20		$24	61,544	(1,090)
SGX MSCI Singapore (Singapore)	37	Apr-20	SGD	4	733	10
U.S. Treasury 2 yr. Note (United States)	53	Jun-20		$10,600	11,680	161
Short:
German Euro BTP (Germany)	48	Jun-20	EUR	(4,800)	(7,486)	213
TOPIX Index (Japan)	26	Jun-20	JPY	(260)	(3,393)	(45)
U.S. Treasury 10 yr. Note (United States)	268	Jun-20		$(26,800)	(37,168)	(808)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	19	Jun-20		(1,900)	(2,965)	(83)
U.S. Treasury 5 yr. Note (United States)	12	Jun-20		(1,200)	(1,504)	(50)
U.S. Treasury Ultra Bond (United States)	69	Jun-20		(6,900)	(15,309)	(52)
						$(811)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$1,405	$164	$75	$89

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	1,400,000	$62	$—	$62
Morgan Stanley & US CPI All Urban Co. LLC*	Consumers Index	Receive	1.24	Semi-Annual/Quarterly	3/30/30		$1,286	(20)	—	(20)
Morgan Stanley & US CPI All Urban Co. LLC*	Consumers Index	Receive	1.27	Semi-Annual/Quarterly	3/30/30		5,141	(100)	—	(100)
Morgan Stanley & US CPI All Urban Co. LLC*	Consumers Index	Receive	1.30	Semi-Annual/Quarterly	3/30/30		1,286	(29)	—	(29)
Morgan Stanley & US CPI All Urban Co. LLC*	Consumers Index	Receive	1.18	Semi-Annual/Quarterly	3/31/30		2,143	(20)	—	(20)
								$(107)	$—	$(107)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2020:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		$235	$(29)	$—	$(29)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		1,151	(143)	—	(143)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21		22,119	(5,579)	—	(5,579)
JPMorgan Chase Bank NA JPM Custom EU Low	Volatility Index††	3 Month EUR EURIBOR Pay	plus 0.05%	Quarterly	7/27/20	EUR	1,999	346	—	346
JPMorgan Chase Bank NA	JPM Custom EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		622	86	—	86
JPMorgan Chase Bank NA	JPM Custom EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		2,643	(801)	(126)	(675)
JPMorgan Chase Bank NA JPM Custom U.S.	Value Index††	3 Month USD LIBOR Receive	plus 0.10%	Quarterly	7/27/20		$4,242	(1,199)	—	(1,199)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	7/27/20		1,888	(485)	—	(485)
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		1,934	161	—	161
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		843	70	—	70
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		2,151	401	—	401
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		918	152	—	152
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21		17,576	(3,029)	—	(3,029)
								$(10,049)	$(126)	$(9,923)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$6,546	20.22%
CIT Group,Inc.	3,298	57	0.18
Citigroup,Inc.	79,236	3,337	10.31
Citizens Financial Group,Inc.	15,687	295	0.91
Comerica,Inc.	5,287	155	0.48
East West Bancorp,Inc.	4,961	128	0.39
Fifth Third Bancorp	25,079	372	1.15
First Republic Bank	5,750	473	1.46
Huntington Bancshares,Inc.	35,695	293	0.91
JPMorgan Chase & Co.	110,953	9,989	30.85
KeyCorp	34,389	357	1.10
M&T Bank Corp.	4,440	459	1.42
People's United Financial,Inc.	13,619	150	0.46
PNC Financial Services Group,Inc. (The)	15,425	1,476	4.56
Regions Financial Corp.	34,597	310	0.96
Signature Bank/New York NY	1,907	153	0.47
SVB Financial Group	1,793	271	0.84
Truist Financial Corp.	45,852	1,414	4.37
US Bancorp	51,605	1,778	5.49
Wells Fargo & Co.	146,120	4,194	12.95
Zions Bancorp NA	6,245	167	0.52
Total		$32,374	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Low Volatility Index
Accor SA	5,906	$163	1.98%
Ageas	4,679	196	2.38
Air Liquide SA	1,515	195	2.37
Akzo Nobel N.V.	2,673	177	2.15
Allianz SE	983	170	2.07
Amadeus IT Group SA	3,222	154	1.87
Aroundtown SA	24,706	124	1.51
Assicurazioni Generali SpA	12,142	166	2.02
Covivio	1,975	112	1.36
Deutsche Boerse AG	1,288	178	2.16
Deutsche Telekom AG	12,977	169	2.06
Edenred	4,032	169	2.06
Endesa SA	8,007	172	2.09
Eni SpA	17,497	178	2.16
EssilorLuxottica SA	1,517	164	2.00
Ferrovial SA	6,932	167	2.03
Getlink SE	13,000	158	1.92
Groupe Bruxelles Lambert SA	2,307	182	2.22
Hannover Rueck SE	1,170	169	2.06
Heineken Holding N.V.	2,364	182	2.22
Henkel AG & Co KGaA	2,453	182	2.22
Hermes International	299	207	2.52
Legrand SA	2,827	182	2.22
L'Oreal SA	752	198	2.41
LVMH Moet Hennessy Louis Vuitton SE	507	189	2.30
Mapfre SA	97,564	168	2.04
Merck KGaA	1,703	176	2.14
Munich Re	802	163	1.98
Orange SA	15,560	191	2.32
Pernod Ricard SA	1,302	186	2.26
Prosus N.V.	2,948	205	2.50
Recordati SpA	4,973	211	2.57
Red Electrica Corp SA	10,715	193	2.35
Sanofi	2,178	193	2.34

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Low Volatility Index (cont'd)
SAP SE	1,750	$198	2.41%
Sartorius Stedim Biotech	1,049	212	2.59
Schneider Electric SE	2,030	176	2.14
Snam SpA	40,830	189	2.30
Sodexo SA	2,334	159	1.93
Symrise AG	2,103	197	2.40
Teleperformance	826	173	2.10
Terna Rete Elettrica Nazionale SpA	30,460	194	2.36
TOTAL SA	4,885	191	2.32
Vinci SA	2,049	170	2.07
Vivendi SA	8,140	175	2.13
Wolters Kluwer N.V.	2,779	197	2.39
		$8,220	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index
ACS Actividades de Construccion y Servicious SA	7,075	$139	1.93%
Aegon N.V.	62,200	159	2.21
AerCap Holdings N.V.	4,074	102	1.30
ArcelorMittal SA	14,469	138	1.92
Arkema SA	2,308	160	2.23
Atos SE	2,814	192	2.65
Banco de Sabadell SA	251,886	130	1.81
Bank of Ireland Group PLC	58,867	112	1.56
Bayer AG	2,821	164	2.29
Bayerische Motoren Werke AG	3,995	173	2.40
Bayerische Motoren Werke AG	3,226	168	2.33
BNP Paribas SA	4,473	136	1.89
Bollore SA	59,989	166	2.31
Bouygues SA	2,561	75	1.05
Capgemini SE	1,975	168	2.33
Carrefour SA	11,188	178	2.47
Casino Guichard Perrachon SA	5,365	208	2.88
Cie de Saint-Gobain	5,702	139	1.94
CNP Assurances	13,459	132	1.84
Credit Agricole SA	18,663	138	1.91
Deutsche Lufthansa AG	15,820	149	2.08
Electricite de France SA	14,070	112	1.55
Engie SA	11,862	123	1.71
Faurecia SE	4,592	138	1.92
Fortum Oyj	9,359	138	1.92
Fresenius Medical Care AG & Co. KGaA	2,671	177	2.47
Fresenius SE & Co. KGaA	4,433	166	2.31
HeidelbergCement AG	1,787	77	1.07
HOCHTIEF AG	2,157	144	2.00
Ipsen SA	3,208	167	2.32
KION Group AG	3,880	169	2.35
Klepierre SA	6,914	134	1.86
Koninklijke Ahold Delhaize N.V.	8,261	194	2.69
Leonardo SpA	21,478	144	2.00
METRO AG	15,708	136	1.90
NN Group N.V.	6,121	166	2.31
Nokia Oyj	55,594	176	2.45
OMV AG	5,010	139	1.93
Peugeot SA	11,047	148	2.06
Publicis Groupe SA	5,435	157	2.18
Repsol SA	18,364	169	2.35
SES SA	24,818	146	2.04
Societe Generale SA	7,815	132	1.84
Solvay SA	2,333	171	2.38
Telefonica SA	17,542	81	1.12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index (cont'd)
Unibail-Rodamco-Westfield	1,774	$101	1.40%
Uniper SE	6,644	165	2.29
Volkswagen AG	1,207	162	2.25
Volkswagen AG	1,222	144	2.00
Total		$7,202	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index
AAR Corp.	1,424	$25	0.36%
AdvanSix, Inc.	3,554	34	0.48
Alexion Pharmaceuticals, Inc.	555	50	0.71
Alliance Data Systems Corp.	652	22	0.31
AMC Networks, Inc.	1,732	42	0.60
American Axle & Manufacturing Holdings I	8,665	31	0.44
AmerisourceBergen corp.	605	54	0.77
Andersons, Inc. (The)	2,861	54	0.77
ArcBest corp.	2,580	45	0.64
Archer-Daniels-Midland Co.	1,366	48	0.69
Archrock, Inc.	7,579	28	0.40
Arrow Electronics, Inc.	769	40	0.57
Associated Bancorp	3,069	39	0.56
Atlas Air Worldwide Holdings, Inc.	2,010	52	0.73
Avis Budget Group, Inc.	1,737	24	0.34
Avnet, Inc.	1,680	42	0.60
Axos Financial, Inc.	2,204	40	0.57
AZZ, Inc.	1,440	40	0.58
B&G Foods, Inc.	3,145	57	0.81
Bank OZK	2,048	34	0.49
Biogen, Inc.	165	52	0.74
Bloomin' Brands, Inc.	2,908	21	0.29
BorgWarner, Inc.	1,664	41	0.58
Brinker International, Inc.	1,474	18	0.25
Cadence Bancorp	3,826	25	0.36
Caleres, Inc.	5,067	26	0.37
Cardtronics PLC	1,566	33	0.47
Carnival corp.	1,633	22	0.31
CenterPoint Energy, Inc.	2,251	35	0.49
Central Garden & Pet Co.	2,032	52	0.74
CenturyLink, Inc.	4,176	40	0.56
Cinemark Holdings, Inc.	2,153	22	0.31
CIT Group, Inc.	1,389	24	0.34
Citigroup, Inc.	799	34	0.48
Citizens Financial Group, Inc.	1,669	31	0.45
CNO Financial Group, Inc.	3,215	40	0.57
Comerica, Inc.	1,019	30	0.42
Commercial Metals Co.	2,798	44	0.63
Computer Programs & Systems, Inc.	1,431	32	0.45
Conn's, Inc.	6,997	29	0.42
CONSOL Energy, Inc.	9,505	35	0.50
CoreCivic, Inc.	3,309	37	0.53
Customers Bancorp,, Inc..	2,515	27	0.39
CVS Health corp.	831	49	0.70
Dana, Inc.	3,857	30	0.43
Dave & Buster's Entertainment, Inc.	1,727	23	0.32
Denbury Resources, Inc.	71,219	13	0.19
DiamondRock Hospitality Co.	5,942	30	0.43
Diodes, Inc.	1,165	47	0.67
Diversified Healthcare Trust	7,748	28	0.40
Domtar corp.	1,782	39	0.55
Donnelley Financial Solutions, Inc.	4,066	21	0.30

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index (cont'd)
DXC Technology Co.	2,340	$31	0.43%
Dycom Industries, Inc.	2,100	54	0.77
Eastman Chemical Co.	853	40	0.56
Ebix, Inc.	2,164	33	0.47
Edgewell Personal Care Co.	1,577	38	0.54
Era Group, Inc.	1,681	9	0.13
Ethan Allen Interiors, Inc.	3,936	40	0.57
Exelon corp.	588	22	0.31
Expedia Group, Inc.	546	31	0.44
Ezcorp,, Inc..	11,062	46	0.66
Fifth Third Bancorp	2,127	32	0.45
Genesco, Inc.	1,629	22	0.31
GEO Group, Inc. (The)	3,245	39	0.56
G-III Apparel Group Ltd	2,460	19	0.27
GMS, Inc.	2,223	35	0.50
Goldman Sachs Group, Inc. (The)	256	40	0.56
Graham Holdings Co	106	36	0.51
Greenbrier Cos, Inc. (The)	2,185	39	0.55
Greif, Inc.	1,485	46	0.66
Griffon corp.	2,959	37	0.53
Group 1 Automotive, Inc.	627	28	0.39
Harsco corp.	4,561	32	0.45
Hawaiian Holdings, Inc.	2,715	28	0.40
Herman Miller, Inc.	1,550	34	0.49
Hewlett Packard Enterprise Co.	4,129	40	0.57
Hibbett Sports, Inc.	2,662	29	0.41
Hillenbrand, Inc.	2,276	43	0.62
HollyFrontier corp.	1,570	38	0.55
Host Hotels & Resorts, Inc.	3,669	41	0.58
Howmet Aerospace, Inc.	1,806	29	0.41
Integer Holdings corp.	594	37	0.53
Intel corp.	464	25	0.36
Interface, Inc.	3,646	28	0.39
International Business Machines corp.	403	45	0.64
Invesco Ltd.	3,638	33	0.47
iStar, Inc.	3,295	35	0.50
J2 Global, Inc.	586	44	0.62
Janus Henderson Group PLC	2,545	39	0.55
Juniper Networks, Inc.	1,193	23	0.32
Kelly Services, Inc.	3,286	42	0.59
Koppers Holdings, Inc.	2,648	33	0.47
Kraft Heinz Co. (The)	2,039	50	0.72
Kraton corp.	4,951	40	0.57
Lannett Co, Inc.	6,211	43	0.61
Lantheus Holdings, Inc.	3,367	43	0.61
Laredo Petroleum, Inc.	54,468	21	0.29
Lincoln National corp.	1,175	31	0.44
Lydall, Inc.	3,506	23	0.32
LyondellBasell Industries N.V.	720	36	0.51
M/I Homes, Inc.	1,364	23	0.32
Mack-Cali Realty corp.	2,496	38	0.54
Macy's, Inc.	4,110	20	0.29
MarineMax, Inc.	3,318	35	0.49
Matrix Service Co.	4,288	41	0.58
MDU Resources Group, Inc.	902	19	0.28
MEDNAX, Inc.	3,111	36	0.51
Medtronic PLC	259	23	0.33
Meredith corp.	2,186	27	0.38
Meridian Bioscience, Inc.	6,499	55	0.78
Meritor, Inc.	2,424	32	0.46
Methode Electronics, Inc.	1,788	47	0.67
MetLife, Inc.	1,221	37	0.53
Micron Technology, Inc.	1,004	42	0.60
Minerals Technologies, Inc.	1,186	43	0.61
Molson Coors Beverage Co.	1,031	40	0.57

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index (cont'd)
Movado Group, Inc.	3,661	$43	0.61%
Mylan N.V.	3,192	48	0.68
MYR Group, Inc.	1,206	32	0.45
Natus Medical, Inc.	1,932	45	0.63
Navient corp.	4,905	37	0.53
NETGEAR, Inc.	2,807	64	0.91
Norwegian Cruise Line Holdings Ltd.	1,546	17	0.24
NRG Energy, Inc.	1,561	43	0.60
Office Depot, Inc.	22,218	36	0.52
Old Republic International corp.	1,265	19	0.27
Oracle corp.	532	26	0.37
OraSure Technologies, Inc.	8,175	88	1.25
Oshkosh corp.	696	45	0.64
Owens & Minor, Inc.	7,714	71	1.00
Owens Corning	918	36	0.51
Park Hotels & Resorts, Inc.	2,879	23	0.32
Patrick Industries, Inc.	976	27	0.39
PDC Energy, Inc.	2,966	18	0.26
Pebblebrook Hotel Trust	2,708	29	0.42
Penn Virginia corp.	3,568	11	0.16
Pennsylvania Real Estate Investment Trust	20,631	19	0.27
Perspecta, Inc.	2,132	39	0.55
Photronics, Inc.	4,126	42	0.60
Pitney Bowes, Inc.	15,613	32	0.45
Plantronics, Inc.	3,939	40	0.56
PPL corp.	1,675	41	0.59
PRA Health Sciences, Inc.	519	43	0.61
Principal Financial Group, Inc.	1,162	36	0.52
Progress Software corp.	1,460	47	0.66
ProPetro Holding corp.	6,249	16	0.22
PVH corp.	723	27	0.39
QEP Resources, Inc.	25,238	8	0.12
QuinStreet, Inc.	4,244	34	0.49
Ready Capital corp.	3,520	25	0.36
Regal Beloit corp.	652	41	0.58
Reinsurance Group of America, Inc.	414	35	0.49
Sanmina corp.	1,993	54	0.77
ScanSource, Inc.	1,855	40	0.56
Service Properties Trust	3,039	16	0.23
Signet Jewelers Ltd.	2,344	15	0.21
SMART Global Holdings, Inc.	1,952	47	0.67
SpartanNash Co.	3,794	54	0.77
Summit Hotel Properties, Inc.	5,895	25	0.35
SunCoke Energy, Inc.	11,452	44	0.63
Supernus Pharmaceuticals, Inc.	2,852	51	0.73
Sykes Enterprises, Inc.	1,697	46	0.65
Syneos Health, Inc.	761	30	0.43
SYNNEX corp.	409	30	0.42
Synovus Financial corp.	1,863	33	0.46
Talos Energy, Inc.	3,666	21	0.30
Tanger Factory Outlet Centers, Inc.	4,351	22	0.31
Tenet Healthcare corp.	2,014	29	0.41
Terex corp.	2,455	35	0.50
Textron, Inc.	1,284	34	0.49
Timken Co. (The)	1,208	39	0.55
Tivity Health, Inc.	4,384	28	0.39
Tredegar corp.	1,562	24	0.35
TrueBlue, Inc.	3,598	46	0.65
Tupperware Brands corp.	21,483	35	0.49
Tyson Foods, Inc.	759	44	0.62
UGI corp.	1,428	38	0.54
Ultra Clean Holdings, Inc.	2,503	35	0.49
United Rentals, Inc.	404	42	0.59
United Therapeutics corp.	259	25	0.35
Universal Insurance Holdings, Inc.	2,530	45	0.64

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index (cont'd)
Unum Group	2,281	$34	0.49%
Vanda Pharmaceuticals, Inc.	4,667	48	0.69
Varex Imaging corp.	2,166	49	0.70
ViacomCBS, Inc.	2,253	32	0.45
Vista Outdoor, Inc.	7,282	64	0.91
Wabash National corp.	4,818	35	0.49
Waddell & Reed Financial, Inc.	3,706	42	0.60
Walker & Dunlop, Inc.	770	31	0.44
Warrior Met Coal, Inc.	2,864	30	0.43
Washington Prime Group, Inc.	20,230	16	0.23
Wells Fargo & Co.	1,283	37	0.52
Westrock Co.	1,596	45	0.64
Whirlpool Corp.	407	35	0.50
Wyndham Destinations, Inc.	1,303	28	0.40
Xenia Hotels & Resorts, Inc.	3,468	36	0.51
Zimmer Biomet Holdings, Inc.	388	39	0.56
Zions Bancorp NA	1,337	36	0.51
Total		$7,038	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Growth Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index
3D Systems Corp.	5,371	$41	0.50%
8x8, Inc.	2,936	41	0.49
AAON, Inc.	908	44	0.53
Advanced Micro Devices, Inc.	1,091	50	0.60
Agilysys, Inc.	1,688	28	0.34
Air Products & Chemicals, Inc.	224	45	0.54
Allegion PLC	428	39	0.47
Amedisys, Inc.	303	56	0.67
American Tower Corp.	210	46	0.55
Aon PLC	238	39	0.47
Apache Corp.	2,042	9	0.10
AptarGroup, Inc.	497	49	0.60
Arlo Technologies, Inc.	15,994	39	0.47
Arthur J Gallagher & Co.	507	41	0.50
Axon Enterprise, Inc.	653	46	0.56
Badger Meter, Inc.	815	44	0.53
Balchem Corp.	536	53	0.64
Ball Corp.	670	43	0.52
Banc of California, Inc.	3,410	27	0.33
Bank of Hawaii Corp.	670	37	0.45
Boeing Co. (The)	182	27	0.33
Brown & Brown, Inc.	1,146	42	0.50
Brown-Forman Corp.	800	44	0.53
Cable One, Inc.	32	52	0.63
Capstead Mortgage Corp.	6,740	28	0.34
Cardiovascular Systems, Inc.	1,352	48	0.57
Catalent, Inc.	972	51	0.61
Cavco Industries, Inc.	245	36	0.43
CEVA, Inc.	1,750	44	0.53
Chefs' Warehouse, Inc. (The)	1,700	17	0.21
Chemed Corp.	118	51	0.62
Chipotle Mexican Grill, Inc.	69	45	0.55
Churchill Downs, Inc.	406	42	0.50
Cintas Corp.	187	32	0.39
City Holding Co.	706	47	0.57
CMS Energy Corp.	793	47	0.56
Cogent Communications Holdings, Inc.	628	51	0.62
Cognex Corp.	1,099	46	0.56
Commerce Bancshares, Inc.	826	42	0.50
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index (cont'd)
Community Bank System, Inc.	794	$47	0.56%
Community Healthcare Trust, Inc.	1,011	39	0.47
Concho Resources, Inc.	755	32	0.39
Copart, Inc.	609	42	0.50
CoreSite Realty Corp.	473	55	0.66
Costco Wholesale Corp.	169	48	0.58
Cree, Inc.	1,132	40	0.48
Crocs, Inc.	1,957	33	0.40
Crown Castle International Corp.	323	47	0.56
CyrusOne, Inc.	811	50	0.60
Cytokinetics, Inc.	3,502	41	0.50
Domino's Pizza, Inc.	150	49	0.59
Dril-Quip, Inc.	1,386	42	0.51
EastGroup Properties, Inc.	393	41	0.49
Ecolab, Inc.	263	41	0.49
eHealth, Inc.	426	60	0.73
Enerpac Tool Group Corp.	2,371	39	0.47
Equinix, Inc.	83	52	0.62
ESCO Technologies, Inc.	561	43	0.51
Estee Lauder Cos, Inc. (The)	271	43	0.52
Etsy, Inc.	876	34	0.41
Eversource Energy	552	43	0.52
Expeditors International of Washington I	727	48	0.58
Exponent, Inc.	692	50	0.60
FactSet Research Systems, Inc.	183	48	0.57
FARO Technologies, Inc.	900	40	0.48
Fastenal Co.	1,484	46	0.56
First Financial Bankshares, Inc.	1,724	46	0.56
First Republic Bank	501	41	0.50
FirstCash, Inc.	639	46	0.55
Five Below, Inc.	528	37	0.45
Fluor Corp.	5,276	36	0.44
Fox Factory Holding Corp.	841	35	0.43
Freeport-McMoRan, Inc.	5,067	34	0.41
Garmin Ltd.	566	42	0.51
Garrett Motion, Inc.	7,481	21	0.26
Glacier BanCorp, Inc.	1,325	45	0.54
Graco, Inc.	1,009	49	0.59
Green Plains, Inc.	4,245	21	0.25
Hanger, Inc.	2,298	36	0.43
Healthcare Realty Trust, Inc.	1,440	40	0.48
HealthEquity, Inc.	769	39	0.47
Healthpeak Properties, Inc.	1,535	37	0.44
Helen of Troy Ltd.	300	43	0.52
Hershey Co (The)	332	44	0.53
Heska Corp.	533	29	0.36
Hess Corp.	884	29	0.35
Home Depot, Inc. (The)	224	42	0.50
IDEX Corp.	341	47	0.57
IDEXX Laboratories, Inc.	203	49	0.59
Illinois Tool Works, Inc.	302	43	0.52
Independent Bank Corp.	733	47	0.57
Installed Building Products, Inc.	776	31	0.37
InterDigital, Inc.	966	43	0.52
IPG Photonics Corp.	399	44	0.53
Jack Henry & Associates, Inc.	323	50	0.61
Jacobs Engineering Group, Inc.	523	41	0.50
Kansas City Southern	335	43	0.51
Kinsale Capital Group, Inc.	396	41	0.50
Lamb Weston Holdings, Inc.	597	34	0.41
Lancaster Colony Corp.	343	50	0.60
LendingTree, Inc.	192	35	0.42
Linde PLC	261	45	0.54
Lindsay Corp.	528	48	0.58

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index (cont'd)
LivePerson, Inc.	2,051	$47	0.56%
LiveRamp Holdings, Inc.	1,402	46	0.56
Louisiana-Pacific Corp.	1,753	30	0.36
Lowe's Cos, Inc.	470	40	0.49
MarketAxess Holdings, Inc.	145	48	0.58
Marsh & McLennan Cos, Inc.	479	41	0.50
Masimo Corp.	298	53	0.64
Mastercard, Inc.	175	42	0.51
Mattel, Inc.	4,306	38	0.46
McCormick & Co, Inc.	340	48	0.58
Mesa Laboratories, Inc.	208	47	0.57
Momenta Pharmaceuticals, Inc.	1,651	45	0.54
Monolithic Power Systems, Inc.	315	53	0.63
Moody's Corp.	202	43	0.51
Motorcar Parts of America, Inc.	3,021	38	0.46
Motorola Solutions, Inc.	292	39	0.47
MSA Safety, Inc.	404	41	0.49
MSCI, Inc.	165	48	0.58
National Instruments Corp.	1,300	43	0.52
National Storage Affiliates Trust	1,434	42	0.51
Nektar Therapeutics	2,626	47	0.56
NeoGenomics, Inc.	1,704	47	0.57
Netflix, Inc.	138	52	0.63
New York Times Co. (The)	1,386	43	0.51
Newmont Corp.	1,026	46	0.56
NextEra Energy, Inc.	192	46	0.56
NIKE, Inc.	561	46	0.56
Northfield BanCorp, Inc.	3,588	40	0.48
Northwest Bancshares, Inc.	3,546	41	0.49
Northwest Natural Holding Co.	785	48	0.58
NVIDIA Corp.	192	51	0.61
Old Dominion Freight Line, Inc.	394	52	0.62
Ollie's Bargain Outlet Holdings, Inc.	995	46	0.56
ONEOK, Inc.	748	16	0.20
O'Reilly Automotive, Inc.	140	42	0.51
Papa John's International, Inc.	872	47	0.56
Paycom Software, Inc.	181	37	0.44
PayPal Holdings, Inc.	465	45	0.54
PDF Solutions, Inc.	3,588	42	0.51
Pennant Group, Inc. (The)	1,914	27	0.33
Penumbra, Inc.	301	49	0.58
Prosperity Bancshares, Inc.	764	37	0.44
Proto Labs, Inc.	577	44	0.53
PS Business Parks, Inc.	331	45	0.54
Quaker Chemical Corp.	320	40	0.49
Realty, Inc.ome Corp.	684	34	0.41
REGENXBIO, Inc.	1,337	43	0.52
Renewable Energy Group, Inc.	1,958	40	0.48
Repligen Corp.	589	57	0.70
ResMed, Inc.	309	45	0.55
REX American Resources Corp.	762	35	0.43
RLI Corp.	622	55	0.66
Rollins, Inc.	1,338	48	0.58
Ross Stores, Inc.	467	41	0.49
Royal Gold, Inc.	495	43	0.52
S&P Global, Inc.	182	45	0.54
SBA Communications Corp.	178	48	0.58
Scotts Miracle-Gro Co (The)	435	45	0.54
Service Corp. International	1,028	40	0.48
ServiceNow, Inc.	155	44	0.53
Shake Shack, Inc.	915	35	0.42
Sherwin-Williams Co. (The)	94	43	0.52
Southside Bancshares, Inc.	1,555	47	0.57
Southwest Airlines Co.	1,129	40	0.48
Sunrun, Inc.	2,614	26	0.32

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index (cont'd)
Tabula Rasa HealthCare, Inc.	981	$51	0.62%
Tactile Systems Technology, Inc.	1,023	41	0.50
TechTarget, Inc.	2,351	48	0.58
TJX Cos, Inc. (The)	842	40	0.49
Tompkins Financial Corp.	638	46	0.55
Toro Co (The)	682	44	0.54
TransDigm Group, Inc.	92	29	0.35
Trex Co, Inc.	501	40	0.48
Twitter, Inc.	1,461	36	0.43
UDR, Inc.	1,077	39	0.47
Ulta Beauty, Inc.	199	35	0.42
Under Armour, Inc.	3,752	35	0.42
United Fire Group, Inc.	1,295	42	0.51
Universal Display Corp.	331	44	0.53
Universal Health Realty, Inc.ome Trust	473	48	0.57
US Physical Therapy, Inc.	480	33	0.40
US Silica Holdings, Inc.	11,164	20	0.24
VeriSign, Inc.	270	49	0.59
Verisk Analytics, Inc.	318	44	0.53
Vicor Corp.	1,164	52	0.62
Visa, Inc.	275	44	0.53
Watsco, Inc.	310	49	0.59
WD-40 Co.	287	58	0.71
WEC Energy Group, Inc.	523	46	0.56
Westamerica BanCorp	857	50	0.61
Wingstop, Inc.	623	50	0.60
Xcel Energy, Inc.	776	47	0.56
Zoetis, Inc.	372	44	0.53
		$8,291	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index
Abbott Laboratories	631	$50	0.64%
Aflac, Inc.	1,168	40	0.50
Agilent Technologies, Inc.	616	44	0.56
Air Products & Chemicals, Inc.	219	44	0.55
Alexandria Real Estate Equities, Inc.	317	44	0.55
Alphabet, Inc.	37	43	0.55
Ameren Corp.	591	43	0.54
American Campus Communities, Inc.	1,130	31	0.40
American Express Co.	447	38	0.48
AMETEK, Inc.	569	41	0.52
Amgen, Inc.	242	49	0.62
Amphenol Corp.	535	39	0.49
Analog Devices, Inc.	462	41	0.52
Aon PLC	230	38	0.48
Apartment Investment & Management Co.	1,013	36	0.45
AptarGroup, Inc.	481	48	0.60
Armada Hoffler Properties, Inc.	2,885	31	0.39
Arthur J Gallagher & Co.	490	40	0.50
Asbury Automotive Group, Inc.	549	30	0.38
AT&T, Inc.	1,355	39	0.50
Atmos Energy Corp.	458	45	0.57
AutoZone, Inc.	49	41	0.52
AvalonBay Communities, Inc.	238	35	0.44
Badger Meter, Inc.	828	44	0.56
Booking Holdings, Inc.	30	40	0.51
Boston Scientific Corp.	1,334	44	0.55
Broadcom, Inc.	182	43	0.54
Brookline BanCorp, Inc.	3,656	41	0.52
Brown & Brown, Inc.	1,104	40	0.50

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index (cont'd)
Cabot Oil & Gas Corp.	3,478	$60	0.75%
Callaway Golf Co.	3,141	32	0.40
Camden Property Trust	454	36	0.45
Capital One Financial Corp.	578	29	0.37
CarMax, Inc.	571	31	0.39
CDW Corp.	435	41	0.51
Central Pacific Financial Corp.	2,129	34	0.43
Cerner Corp.	705	44	0.56
CH Robinson Worldwide, Inc.	734	49	0.61
Chemed Corp.	115	50	0.63
Chevron Corp.	521	38	0.48
Choice Hotels International, Inc.	556	34	0.43
Chubb Ltd.	340	38	0.48
Cintas Corp.	182	32	0.40
Citrix Systems, Inc.	471	67	0.84
City Holding Co.	702	47	0.59
CME Group, Inc.	231	40	0.50
Coca-Cola Co. (The)	880	39	0.49
Columbia Sportswear Co.	628	44	0.55
Comcast Corp.	1,219	42	0.53
Commerce Bancshares, Inc.	812	41	0.52
Community Bank System, Inc.	786	46	0.58
ConocoPhillips	1,046	32	0.41
Corning, Inc.	2,073	43	0.54
Corteva, Inc.	1,804	42	0.53
Cracker Barrel Old Country Store, Inc.	350	29	0.37
CVB Financial Corp.	2,639	53	0.67
Danaher Corp.	332	46	0.58
Delta Air Lines, Inc.	1,077	31	0.39
Dollar General Corp.	322	49	0.61
Dorman Products, Inc.	852	47	0.59
Douglas Emmett, Inc.	1,250	38	0.48
DSP Group, Inc.	3,648	49	0.62
Duke Energy Corp.	509	41	0.52
Duke Realty Corp.	1,448	47	0.59
Dunkin' Brands Group, Inc.	737	39	0.49
EastGroup Properties, Inc.	381	40	0.50
Eaton Corp. PLC	528	41	0.52
Ecolab, Inc.	254	40	0.50
EMCOR Group, Inc.	638	39	0.49
Essex Property Trust, Inc.	172	38	0.48
Estee Lauder Cos, Inc. (The)	268	43	0.54
ExlService Holdings, Inc.	647	34	0.42
Extra Space Storage, Inc.	470	45	0.57
Exxon Mobil Corp.	990	38	0.47
Fidelity National Information Services I	346	42	0.53
Fiserv, Inc.	457	43	0.55
Flowers Foods, Inc.	2,185	45	0.57
Fortive Corp.	721	40	0.50
Four Corners Property Trust, Inc.	1,675	31	0.40
Garmin Ltd.	556	42	0.53
Gentex Corp.	1,868	41	0.52
Gilead Sciences, Inc.	684	51	0.65
Graco, Inc.	994	48	0.61
Hanger, Inc.	2,209	34	0.43
Hershey Co. (The)	322	43	0.54
Hill-Rom Holdings, Inc.	505	51	0.64
Hilton Worldwide Holdings, Inc.	531	36	0.46
Home Depot, Inc. (The)	216	40	0.51
HP, Inc.	2,401	42	0.53
IDEX Corp.	337	46	0.59
IHS Markit Ltd.	697	42	0.53
Illinois Tool Works, Inc.	293	42	0.52
Intercontinental Exchange, Inc.	517	42	0.53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index (cont'd)
InterDigital, Inc.	944	$42	0.53%
Interpublic Group of Cos, Inc. (The)	2,401	39	0.49
Intuit, Inc.	183	42	0.53
J&J Snack Foods Corp.	308	37	0.47
Jacobs Engineering Group, Inc.	514	41	0.51
Johnson & Johnson	361	47	0.60
Johnson Controls International PLC	1,319	36	0.45
JPMorgan Chase & Co.	431	39	0.49
Kaiser Aluminum Corp.	521	36	0.45
Kaman Corp.	874	34	0.42
Kansas City Southern	327	42	0.53
Kinder Morgan, Inc.	2,554	36	0.45
KKR Real Estate Finance Trust, Inc.	2,540	38	0.48
Laboratory Corp. of America Holdings	271	34	0.43
Lennox International, Inc.	200	36	0.46
Life Storage, Inc.	435	41	0.52
Lincoln Electric Holdings, Inc.	599	41	0.52
Linde PLC	252	44	0.55
Lindsay Corp.	526	48	0.61
Louisiana-Pacific Corp.	1,696	29	0.37
Marsh & McLennan Cos, Inc.	470	41	0.51
Mastercard, Inc.	171	41	0.52
Maxim Integrated Products, Inc.	893	43	0.55
MAXIMUS, Inc.	772	45	0.57
McDonald's Corp.	251	41	0.52
Microsoft Corp.	306	48	0.61
Mid-America Apartment Communities, Inc.	359	37	0.47
Motorola Solutions, Inc.	285	38	0.48
Nasdaq, Inc.	444	42	0.53
National Instruments Corp.	1,276	42	0.53
National Oilwell Varco, Inc.	2,724	27	0.34
NBT BanCor., Inc.	1,477	48	0.60
NewMarket Corp.	124	47	0.60
Newmont Corp.	1,016	46	0.58
NextEra Energy, Inc.	184	44	0.56
NIKE, Inc.	554	46	0.58
Northwest Bancshares, Inc.	3,508	41	0.51
NVR, Inc.	13	33	0.42
Omnicom Group, Inc.	728	40	0.50
ONEOK, Inc.	736	16	0.20
O'Reilly Automotive, Inc.	138	41	0.52
Oxford Industries, Inc.	853	31	0.39
Pentair PLC	1,266	38	0.48
Pfizer, Inc.	1,425	46	0.59
PPG Industries, Inc.	481	40	0.51
Procter & Gamble Co (The)	415	46	0.58
Providence Service Corp. (The)	809	44	0.56
Provident Financial Services, Inc.	2,507	32	0.41
Public Storage	229	45	0.57
PulteGroup, Inc.	1,181	26	0.33
Quest Diagnostics, Inc.	448	36	0.45
Rambus, Inc.	3,639	40	0.51
Raytheon Technologies Corp.	370	35	0.44
Reliance Steel & Aluminum Co.	476	42	0.53
Republic Services, Inc.	537	40	0.51
ResMed, Inc.	295	43	0.55
REX American Resources Corp.	770	36	0.45
Ross Stores, Inc.	474	41	0.52
S&P Global, Inc.	175	43	0.54
S&T BanCorp, Inc.	1,522	42	0.52
salesforce.com, Inc.	295	43	0.54
Schlumberger Ltd.	1,910	26	0.32
SEACOR Holdings, Inc.	1,585	43	0.54
Service Corp. International	982	38	0.48
Sherwin-Williams Co. (The)	91	42	0.53

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index (cont'd)
Silgan Holdings, Inc.	1,678	$49	0.61%
Southside Bancshares, Inc.	1,525	46	0.58
Standard Motor Products, Inc.	1,192	50	0.62
STERIS PLC	314	44	0.55
Stryker Corp.	262	44	0.55
Sysco Corp.	733	33	0.42
T Rowe Price Group, Inc.	403	39	0.50
TE Connectivity Ltd.	604	38	0.48
TechnipFMC PLC	3,627	24	0.31
Teledyne Technologies, Inc.	142	42	0.53
Texas Instruments, Inc.	434	43	0.55
Thermo Fisher Scientific, Inc.	158	45	0.56
TJX Cos, Inc. (The)	830	40	0.50
Toll Brothers, Inc.	1,279	25	0.31
Tompkins Financial Corp.	646	46	0.58
Tootsie Roll Industries, Inc.	1,520	55	0.69
Toro Co (The)	666	43	0.55
Tractor Supply Co.	537	45	0.57
Trane Technologies PLC	444	37	0.46
UDR, Inc.	1,050	38	0.48
UniFirst Corp.	273	41	0.52
Union Pacific Corp.	318	45	0.56
UnitedHealth Group, Inc.	178	44	0.56
US BanCorp	1,109	38	0.48
VeriSign, Inc.	260	47	0.59
Verisk Analytics, Inc.	307	43	0.54
Vertex Pharmaceuticals, Inc.	210	50	0.63
Visa, Inc.	267	43	0.54
Walmart, Inc.	444	50	0.64
Waste Management, Inc.	431	40	0.50
Watsco, Inc.	290	46	0.58
Westamerica BanCorp	856	50	0.63
Williams Cos, Inc. (The)	2,679	38	0.48
WR Berkley Corp.	740	39	0.49
Yum! Brands, Inc.	547	37	0.47
Zoetis, Inc.	363	43	0.54
		$7,928	100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR    Not rated.

BTP    Buoni del Tesoro Poliennali.

CPI    Consumer Price Index.

EURIBOR    Euro Interbank Offered Rate.

KORIBOR    Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

SGX    Singapore Exchange Ltd.

TOPIX    Tokyo Stock Price Index.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	46.8%
Common Stocks	36.4
Short-Term Investments	16.1
Other**	0.7
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $164,298,000 and net unrealized depreciation of approximately $811,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $62,000. Also does not include open swap agreements with net unrealized depreciation of approximately $9,941,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $304,394)	$310,451
Investment in Security of Affiliated Issuer, at Value (Cost $40,274)	40,274
Total Investments in Securities, at Value (Cost $344,668)	350,725
Foreign Currency, at Value (Cost $1,233)	1,232
Receivable for Variation Margin on Futures Contracts	10,495
Receivable for Investments Sold	1,716
Unrealized Appreciation on Swap Agreements	1,278
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,114
Interest Receivable	1,014
Dividends Receivable	239
Tax Reclaim Receivable	206
Receivable from Affiliate	33
Receivable for Swap Agreements Termination	33
Receivable for Fund Shares Sold	18
Other Assets	113
Total Assets	368,216
Liabilities:
Unrealized Depreciation on Swap Agreements	11,139
Payable for Investments Purchased	10,761
Due to Broker	1,450
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,176
Payable for Advisory Fees	376
Payable for Fund Shares Redeemed	235
Upfront Payment Received on Open Swap Agreements	126
Payable for Trustees' Fees and Expenses	111
Payable for Custodian Fees	75
Payable for Professional Fees	63
Payable for Variation Margin on Swap Agreements	49
Payable for Shareholder Services Fees — Class A	33
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	31
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	24
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	7
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Deferred Capital Gain Country Tax	—	@
Other Liabilities	65
Total Liabilities	25,739
Net Assets	$342,477
Net Assets Consist Of:
Paid-in-Capital	$368,782
Total Accumulated Loss	(26,305)
Net Assets	$342,477

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$49,302
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,709,095
Net Asset Value, Offering and Redemption Price Per Share	$13.29
CLASS A:
Net Assets	$148,524
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,279,445
Net Asset Value, Redemption Price Per Share	$13.17
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.90
CLASS L:
Net Assets	$11,102
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	853,771
Net Asset Value, Offering and Redemption Price Per Share	$13.00
CLASS C:
Net Assets	$1,419
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	110,210
Net Asset Value, Offering and Redemption Price Per Share	$12.88
CLASS IS:
Net Assets	$132,130
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,930,888
Net Asset Value, Offering and Redemption Price Per Share	$13.30

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$1,819
Dividends from Securities of Unaffiliated Issuers (Net of $79 of Foreign Taxes Withheld)	1,788
Dividends from Security of Affiliated Issuer (Note G)	402
Total Investment Income	4,009
Expenses:
Advisory Fees (Note B)	912
Shareholder Services Fees — Class A (Note D)	225
Distribution and Shareholder Services Fees — Class L (Note D)	49
Distribution and Shareholder Services Fees — Class C (Note D)	8
Custodian Fees (Note F)	173
Administration Fees (Note C)	162
Sub Transfer Agency Fees — Class I	21
Sub Transfer Agency Fees — Class A	71
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	1
Professional Fees	96
Pricing Fees	66
Registration Fees	31
Shareholder Reporting Fees	23
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	13
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	7
Other Expenses	11
Total Expenses	1,881
Rebate from Morgan Stanley Affiliate (Note G)	(47)
Waiver of Advisory Fees (Note B)	(40)
Reimbursement of Class Specific Expenses — Class I (Note B)	(17)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,775
Net Investment Income	2,234
Realized Loss:
Investments Sold (Net of $3 of Capital Gain Country Tax)	(930)
Foreign Currency Forward Exchange Contracts	(1,939)
Foreign Currency Translation	(87)
Futures Contracts	(11,011)
Swap Agreements	(1,589)
Net Realized Loss	(15,556)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $4)	(27,465)
Foreign Currency Forward Exchange Contracts	970
Foreign Currency Translation	5
Futures Contracts	(336)
Swap Agreements	(8,765)
Net Change in Unrealized Appreciation (Depreciation)	(35,591)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(51,147)
Net Decrease in Net Assets Resulting from Operations	$(48,913)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,234	$5,153
Net Realized Gain (Loss)	(15,556)	1,003
Net Change in Unrealized Appreciation (Depreciation)	(35,591)	4,495
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,913)	10,651
Dividends and Distributions to Shareholders:
Class I	(1,022)	(7,553)
Class A	(2,927)	(25,417)
Class L	(214)	(1,941)
Class C	(28)	(218)
Class IS	(2,790)	(20)
Total Dividends and Distributions to Shareholders	(6,981)	(35,149)
Capital Share Transactions:(1)
Class I:
Subscribed	2,216	6,077
Distributions Reinvested	1,019	7,518
Redeemed	(3,565)	(13,423)
Class A:
Subscribed	742	9,231
Distributions Reinvested	2,875	24,946
Redeemed	(28,025)	(39,012)
Class L:
Exchanged	215	404
Distributions Reinvested	209	1,901
Redeemed	(850)	(4,829)
Class C:
Subscribed	72	654
Distributions Reinvested	28	217
Redeemed	(350)	(670)
Class IS:
Subscribed	82	148,417
Distributions Reinvested	2,790	19
Redeemed	(394)	(66)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,936)	141,384
Total Increase (Decrease) in Net Assets	(78,830)	116,886
Net Assets:
Beginning of Period	421,307	304,421
End of Period	$342,477	$421,307

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	149	397
Shares Issued on Distributions Reinvested	65	535
Shares Redeemed	(229)	(903)
Net Increase (Decrease) in Class I Shares Outstanding	(15)	29
Class A:
Shares Subscribed	48	585
Shares Issued on Distributions Reinvested	184	1,788
Shares Redeemed	(1,846)	(2,601)
Net Decrease in Class A Shares Outstanding	(1,614)	(228)
Class L:
Shares Exchanged	16	29
Shares Issued on Distributions Reinvested	13	137
Shares Redeemed	(57)	(340)
Net Decrease in Class L Shares Outstanding	(28)	(174)
Class C:
Shares Subscribed	4	44
Shares Issued on Distributions Reinvested	2	16
Shares Redeemed	(23)	(46)
Net Increase (Decrease) in Class C Shares Outstanding	(17)	14
Class IS:
Shares Subscribed	5	9,774
Shares Issued on Distributions Reinvested	177	1
Shares Redeemed	(31)	(5)
Net Increase in Class IS Shares Outstanding	151	9,770

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)(2)		2015(2)
Net Asset Value, Beginning of Period	$15.45		$17.05		$17.48		$15.79		$14.58		$16.99
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.27		0.33		0.30		0.28		0.28
Net Realized and Unrealized Gain (Loss)	(1.98)		0.17		0.35		1.57		0.95		(1.73)
Total from Investment Operations	(1.88)		0.44		0.68		1.87		1.23		(1.45)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.58)		(0.21)		(0.18)		—		(0.35)
Net Realized Gain	(0.25)		(1.46)		(0.90)		—		(0.02)		(0.61)
Total Distributions	(0.28)		(2.04)		(1.11)		(0.18)		(0.02)		(0.96)
Net Asset Value, End of Period	$13.29		$15.45		$17.05		$17.48		$15.79		$14.58
Total Return(4)	(12.45	)%(7)	3.74%		3.94%		11.98%		8.42	%(5)	(8.87)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,302		$57,532		$62,998		$69,017		$74,158		$83,930
Ratio of Expenses Before Expense Limitation	0.82	%(8)	0.84%		0.85%		0.85%		0.81%		0.83%
Ratio of Expenses After Expense Limitation	0.72	%(6)(8)	0.72	%(6)	0.73	%(6)	0.72	%(6)	0.68	%(6)	0.73	%(6)
Ratio of Net Investment Income	1.26	%(6)(8)	1.80	%(6)	1.95	%(6)	1.87	%(6)	1.84	%(6)	1.78	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	54	%(7)	117%		132%		176%		103%		98%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.05% higher and the Ratio of Net Investment Income would have been 0.05% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.21%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)(2)		2015(2)
Net Asset Value, Beginning of Period	$15.30		$16.90		$17.32		$15.64		$14.50		$16.88
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.07		0.23		0.28		0.25		0.23		0.23
Net Realized and Unrealized Gain (Loss)	(1.95)		0.15		0.35		1.56		0.93		(1.71)
Total from Investment Operations	(1.88)		0.38		0.63		1.81		1.16		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.15)		(0.13)		—		(0.29)
Net Realized Gain	(0.25)		(1.46)		(0.90)		—		(0.02)		(0.61)
Total Distributions	(0.25)		(1.98)		(1.05)		(0.13)		(0.02)		(0.90)
Net Asset Value, End of Period	$13.17		$15.30		$16.90		$17.32		$15.64		$14.50
Total Return(4)	(12.54	)%(7)	3.38%		3.68%		11.64%		7.98	%(5)	(9.16)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$148,524		$197,271		$221,707		$247,483		$259,999		$287,438
Ratio of Expenses Before Expense Limitation	1.07	%(8)	1.09%		1.09%		1.12%		1.11%		1.11%
Ratio of Expenses After Expense Limitation	1.03	%(6)(8)	1.03	%(6)	1.03	%(6)	1.05	%(6)	0.99	%(6)	1.05	%(6)
Ratio of Net Investment Income	0.95	%(6)(8)	1.49	%(6)	1.66	%(6)	1.52	%(6)	1.56	%(6)	1.44	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	54	%(7)	117%		132%		176%		103%		98%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.27% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 7.71%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)(2)		2015(2)
Net Asset Value, Beginning of Period	$15.15		$16.73		$17.15		$15.47		$14.41		$16.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.03		0.15		0.19		0.16		0.15		0.15
Net Realized and Unrealized Gain (Loss)	(1.93)		0.16		0.34		1.55		0.93		(1.72)
Total from Investment Operations	(1.90)		0.31		0.53		1.71		1.08		(1.57)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.05)		(0.03)		—		(0.20)
Net Realized Gain	(0.25)		(1.46)		(0.90)		—		(0.02)		(0.61)
Total Distributions	(0.25)		(1.89)		(0.95)		(0.03)		(0.02)		(0.81)
Net Asset Value, End of Period	$13.00		$15.15		$16.73		$17.15		$15.47		$14.41
Total Return(4)	(12.74	)%(7)	2.87%		3.13%		11.07%		7.47	%(5)	(9.66)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,102		$13,356		$17,665		$20,605		$23,051		$24,544
Ratio of Expenses Before Expense Limitation	1.58	%(8)	1.58%		1.58%		1.66%		1.64%		1.69%
Ratio of Expenses After Expense Limitation	1.54	%(6)(8)	1.53	%(6)	1.52	%(6)	1.57	%(6)	1.52	%(6)	1.58	%(6)
Ratio of Net Investment Income	0.44	%(6)(8)	0.97	%(6)	1.12	%(6)	1.00	%(6)	1.03	%(6)	0.93	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	54	%(7)	117%		132%		176%		103%		98%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.06% higher and the Ratio of Net Investment Income would have been 0.06% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 7.27%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$15.02		$16.65		$17.08		$15.42		$14.41		$16.03
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.01		0.11		0.21		0.11		0.10		0.03
Net Realized and Unrealized Gain (Loss)	(1.90)		0.15		0.27		1.55		0.93		(1.65)
Total from Investment Operations	(1.89)		0.26		0.48		1.66		1.03		(1.62)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.01)		—		—		—
Net Realized Gain	(0.25)		(1.46)		(0.90)		—		(0.02)		—
Total Distributions	(0.25)		(1.89)		(0.91)		—		(0.02)		—
Net Asset Value, End of Period	$12.88		$15.02		$16.65		$17.08		$15.42		$14.41
Total Return(5)	(12.85	)%(8)	2.55%		2.83%		10.77%		7.13	%(6)	(10.11	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,419		$1,906		$1,885		$1,386		$1,613		$1,363
Ratio of Expenses Before Expense Limitation	1.94	%(9)	1.93%		1.99%		2.02%		1.94%		2.28	%(9)
Ratio of Expenses After Expense Limitation	1.82	%(7)(9)	1.82	%(7)	1.83	%(7)	1.82	%(7)	1.81	%(7)	1.83	%(7)(9)
Ratio of Net Investment Income	0.16	%(7)(9)	0.73	%(7)	1.28	%(7)	0.72	%(7)	0.71	%(7)	0.54	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.01%		0.02%		0.01%		0.01	%(9)
Portfolio Turnover Rate	54	%(8)	117%		132%		176%		103%		98	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.02% higher and the Ratio of Net Investment Income would have been 0.02% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 6.92%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$15.46		$17.06		$17.49		$15.79		$14.59		$15.97
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.10		0.27		0.37		0.31		0.26		0.09
Net Realized and Unrealized Gain (Loss)	(1.97)		0.17		0.31		1.57		0.96		(1.47)
Total from Investment Operations	(1.87)		0.44		0.68		1.88		1.22		(1.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.58)		(0.21)		(0.18)		—		—
Net Realized Gain	(0.25)		(1.46)		(0.90)		—		(0.02)		—
Total Distributions	(0.29)		(2.04)		(1.11)		(0.18)		(0.02)		—
Net Asset Value, End of Period	$13.30		$15.46		$17.06		$17.49		$15.79		$14.59
Total Return(5)	(12.35	)%(9)	3.77%		3.98%		12.08%		8.42	%(6)	(8.70	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,130		$151,242		$166		$137		$143		$9
Ratio of Expenses Before Expense Limitation	0.73	%(10)	0.75%		1.95%		2.17%		5.44%		16.27	%(10)
Ratio of Expenses After Expense Limitation	0.69	%(7)(10)	0.69	%(7)	0.70	%(7)	0.69	%(7)	0.70	%(7)	0.71	%(7)(10)
Ratio of Net Investment Income	1.29	%(7)(10)	1.76	%(7)	2.13	%(7)	1.88	%(7)	1.68	%(7)	1.66	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.01%		0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	54	%(9)	117%		132%		176%		103%		98	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.35% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 8.07%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2020, the Subsidiary represented approximately $21,990,000 or approximately 6.42% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$97	$—		$97
Agency Fixed Rate Mortgages	—	16,168	—		16,168
Asset-Backed Securities	—	2,076	—		2,076
Collateralized Mortgage Obligations — Agency Collateral Series	—	1	—		1
Commercial Mortgage- Backed Securities	—	2,039	—		2,039
Corporate Bonds	—	52,286	—		52,286
Mortgages — Other	—	2,994	—		2,994
Sovereign	—	76,232	—		76,232
U.S. Treasury Securities	—	12,157	—		12,157
Total Fixed Income Securities	—	164,050	—		164,050
Common Stocks
Aerospace & Defense	1,619	527	—		2,146
Air Freight & Logistics	377	319	—		696
Airlines	1,960	32	—		1,992
Auto Components	174	137	—		311
Automobiles	337	488	—		825
Banks	4,646	3,111	—		7,757
Beverages	1,436	886	—		2,322
Biotechnology	1,991	431	—		2,422
Building Products	659	335	—		994
Capital Markets	2,221	1,038	—		3,259
Chemicals	1,529	1,298	—		2,827
Commercial Banks	—	1	—		1
Commercial Services & Supplies	392	126	—		518
Communications Equipment	757	207	—		964
Construction & Engineering	53	330	—		383
Construction Materials	791	256	—		1,047
Consumer Finance	372	2	—		374
Containers & Packaging	322	45	—		367
Distributors	56	—	—		56
Diversified Consumer Services	12	—	—		12
Diversified Financial Services	837	302	—		1,139
Diversified Telecommunication Services	1,521	1,058	—		2,579
Electric Utilities	1,764	913	—		2,677
Electrical Equipment	350	820	—		1,170
Electronic Equipment, Instruments & Components	471	81	—		552
Energy Equipment & Services	125	25	—	†	150	†
Entertainment	1,309	109	—		1,418

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Equity Real Estate Investment Trusts (REITs)	$2,379	$481	$—	$2,860
Food & Staples Retailing	1,528	628	—	2,156
Food Products	934	2,303	—	3,237
Gas Utilities	60	197	—	257
Health Care Equipment & Supplies	2,839	549	—	3,388
Health Care Providers & Services	2,106	207	—	2,313
Health Care Technology	126	—	—	126
Hotels, Restaurants & Leisure	1,293	564	—	1,857
Household Durables	1,537	210	—	1,747
Household Products	1,343	446	—	1,789
Independent Power & Renewable Electricity Producers	77	51	—	128
Industrial Conglomerates	893	488	—	1,381
Information Technology Services	4,223	245	—	4,468
Insurance	2,558	2,469	—	5,027
Interactive Media & Services	4,012	43	—	4,055
Internet & Direct Marketing Retail	3,388	17	—	3,405
Leisure Products	37	—	—	37
Life Sciences Tools & Services	851	169	—	1,020
Machinery	1,095	662	—	1,757
Marine	—	97	—	97
Media	1,153	175	—	1,328
Metals & Mining	622	1,377	—	1,999
Multi-Line Retail	460	170	—	630
Multi-Utilities	837	568	—	1,405
Oil, Gas & Consumable Fuels	2,531	1,963	—	4,494
Paper & Forest Products	57	117	—	174
Personal Products	143	966	—	1,109
Pharmaceuticals	3,743	4,491	—	8,234
Professional Services	526	727	—	1,253
Real Estate Management & Development	71	4,307	—	4,378
Road & Rail	1,362	71	—	1,433
Semiconductors & Semiconductor Equipment	3,302	570	—	3,872
Software	6,558	579	—	7,137
Specialty Retail	1,673	202	—	1,875
Tech Hardware, Storage & Peripherals	4,142	—	—	4,142
Textiles, Apparel & Luxury Goods	554	1,166	—	1,720
Thrifts & Mortgage Finance	53	—	—	53
Tobacco	614	529	—	1,143
Trading Companies & Distributors	330	223	—	553
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Transportation Infrastructure	$—	$218	$—		$218
Water Utilities	77	78	—		155
Wireless Telecommunication Services	195	226	—		421
Total Common Stocks	86,363	41,426	—	†	127,789 †
Investment Company	2,451	—	—		2,451
Right	9	—	—		9
Warrant	— @	—	—		— @
Short-Term Investments
Investment Company	40,274	—	—		40,274
U.S. Treasury Securities	—	16,152	—		16,152
Total Short-Term Investments	40,274	16,152	—		56,426
Foreign Currency Forward Exchange Contracts	—	1,114	—		1,114
Futures Contracts	1,512	—	—		1,512
Credit Default Swap Agreement	—	89	—		89
Interest Rate Swap Agreement	—	62	—		62
Total Return Swap Agreements	—	1,216	—		1,216
Total Assets	130,609	224,109	—	†	354,718 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,176)	—		(1,176)
Futures Contracts	(2,323)	—	—		(2,323)
Interest Rate Swap Agreements	—	(169)	—		(169)
Total Return Swap Agreements	—	(11,139)	—		(11,139)
Total Liabilities	(2,323)	(12,484)	—		(14,807)
Total	$128,286	$211,625	$—	†	$339,911 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Right (000)
Beginning Balance	$—	†	$—	†
Purchases	—		—
Sales	—		(—	@)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—	@
Ending Balance	$—	†	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$—	†	$—

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open,

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either

(i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,114
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	1,138	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	374	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	89	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,216
Swap Agreement	Unrealized Appreciation on Swap Agreement	Interest Rate Risk	62
Total			$3,993
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,176)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(193	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(1,135	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(995	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(169	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(11,139)
Total			$(14,807)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,939)
Commodity Risk	Futures Contracts	946
Equity Risk	Futures Contracts	(11,597)
Interest Rate Risk	Futures Contracts	(360)
Credit Risk	Swap Agreements	22
Equity Risk	Swap Agreements	(1,543)
Interest Rate Risk	Swap Agreements	(68)
Total		$(14,539)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$970
Commodity Risk	Futures Contracts	(269)
Equity Risk	Futures Contracts	453
Interest Rate Risk	Futures Contracts	(520)
Equity Risk	Swap Agreements	(8,931)
Credit Risk	Swap Agreement	64
Interest Rate Risk	Swap Agreements	102
Total		$(8,131)

At March 31, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,114	$(1,176)
Swap Agreements	1,278	(11,139)
Total	$2,392	$(12,315)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$83		$(83)	$—	$0
Bank of Montreal	1		—	—	1
Barclays Bank PLC	20		(20)	—	0
BNP Paribas SA	137		(137)	—	0
Citibank NA	278		(33)	(245)	0
Credit Suisse International	—	@	(— @)	—	0
Goldman Sachs International	118		(83)	—	35
JPMorgan Chase Bank NA	1,345		(1,323)	—	22
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	410		(293)	—	117
Total	$2,392		$(1,972)	$(245)	$175

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$293		$(83)	$(210)	$0
Bank of New York Mellon	2		—	—	2
Barclays Bank PLC	59		(20)	—	39
BNP Paribas SA	5,974		(137)	(5,592)	245
Citibank NA	33		(33)	—	0
Commonwealth Bank of Australia	1		—	—	1
Credit Suisse International	—	@	(— @)	—	0
Goldman Sachs International	83		(83)	—	0
HSBC Bank PLC	144		—	—	144
JPMorgan Chase Bank NA	5,433		(1,323)	(3,736)	374
UBS AG	293		(293)	—	0
Total	$12,315		$(1,972)	$(9,538)	$805

(d) In some instances, the actual collateral received/pledged may be more than the amount shown here due to overcollateralization.

@  Value is less than $500.

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$146,003,000
Futures Contracts:
Average monthly notional value	$130,442,000
Swap Agreements:
Average monthly notional amount	$74,139,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $40,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution

Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $116,206,000 and

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

$159,730,000, respectively. For the six months ended March 31, 2020, purchases and sales of long-term U.S. Government securities were approximately $81,879,000 and $84,760,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $47,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$50,100	$103,785	$113,611	$402
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$40,274

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,365	$25,784	$3,262	$16,673

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at September 30, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(2,719)	$2,719

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,748	$1,049

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 69.6%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $21,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Privacy Notice (unaudited)   April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)   April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
3058165 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Privacy Notice	29
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$863.50	$1,021.75	$3.03	$3.29	0.65%
High Yield Portfolio Class A	1,000.00	862.90	1,020.05	4.61	5.00	0.99
High Yield Portfolio Class L	1,000.00	861.70	1,018.75	5.82	6.31	1.25
High Yield Portfolio Class C	1,000.00	859.30	1,016.25	8.13	8.82	1.75
High Yield Portfolio Class IS	1,000.00	863.60	1,021.90	2.89	3.13	0.62
High Yield Portfolio Class IR	1,000.00	863.60	1,021.90	2.89	3.13	0.62

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Corporate Bonds (92.3%)
Basic Materials (5.3%)
Arconic Corp.
6.13%, 2/15/28 (a)	$350	$361
Chemours Co. (The)
6.63%, 5/15/23	500	428
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	1,050	1,043
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	500	419
Hecla Mining Co.
7.25%, 2/15/28	500	444
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	500	439
IAMGOLD Corp.
7.00%, 4/15/25 (a)	550	516
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	978
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	716
Kaiser Aluminum Corp.
4.63%, 3/1/28 (a)	550	491
Mercer International, Inc.
5.50%, 1/15/26	541	415
Novelis Corp.
4.75%, 1/30/30 (a)	400	358
PQ Corp.
5.75%, 12/15/25 (a)	575	523
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	1,000	1,004
		8,135
Communications (13.8%)
Altice Financing SA
5.00%, 1/15/28 (a)	500	446
Altice Finco SA
7.63%, 2/15/25 (a)	325	308
Altice France SA
7.38%, 5/1/26 (a)	750	749
Block Communications, Inc.
4.88%, 3/1/28 (a)	800	749
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	800	806
CenturyLink, Inc.
4.00%, 2/15/27 (a)	500	489
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (a)	250	238
9.25%, 2/15/24 (a)	851	735
CSC Holdings LLC,
5.75%, 1/15/30 (a)	985	997
6.50%, 2/1/29 (a)	300	325
	Face Amount (000)	Value (000)
Diamond Sports Group LLC/ Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	$750	$506
Digicel Group Ltd.
8.25%, 9/30/20 (a)	900	626
DISH DBS Corp.
7.75%, 7/1/26	750	775
Entercom Media Corp.
6.50%, 5/1/27 (a)	650	569
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	1,000	889
Gray Television, Inc.
5.88%, 7/15/26 (a)	900	872
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	900	792
Intelsat Connect Finance SA
9.50%, 2/15/23 (a)	750	283
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	500	318
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	750	743
MDC Partners, Inc.
6.50%, 5/1/24 (a)	1,039	787
Midcontinent Communications/ Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,000	977
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	700	688
Outfront Media Capital LLC/ Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	672
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	500	454
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	875	893
Sprint Corp.,
7.25%, 2/1/28 (a)	500	504
7.88%, 9/15/23	750	828
TEGNA, Inc.,
4.63%, 3/15/28 (a)	600	531
5.00%, 9/15/29 (a)	300	272
Virgin Media Secured Finance PLC,
5.50%, 8/15/26 - 5/15/29 (a)	1,475	1,496
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	275	271
Ziggo BV
4.88%, 1/15/30 (a)	550	539
		21,127
Consumer, Cyclical (19.6%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	481
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	500	479

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Aramark Services, Inc.
4.75%, 6/1/26	$350	$332
Ashton Woods USA LLC/ Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	725	578
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	650	453
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	825	761
Beazer Homes USA, Inc.
5.88%, 10/15/27	750	572
Boyd Gaming Corp.,
4.75%, 12/1/27 (a)	550	457
6.00%, 8/15/26	750	651
Boyne USA, Inc.
7.25%, 5/1/25 (a)	630	607
CCM Merger, Inc.
6.00%, 3/15/22 (a)	750	621
Cedar Fair LP
5.25%, 7/15/29 (a)	500	425
Century Communities, Inc.,
5.88%, 7/15/25	775	660
6.75%, 6/1/27	475	406
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/24 (a)(c)	350	323
Dana, Inc.
5.38%, 11/15/27	500	409
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	525	424
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,026
Eagle Intermediate Global Holding BV/ Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	248
Eldorado Resorts, Inc.,
6.00%, 4/1/25 - 9/15/26	750	680
FelCor Lodging LP
6.00%, 6/1/25	500	482
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	500	432
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	418
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	517
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	246
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	240
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	700	654
	Face Amount (000)	Value (000)
LGI Homes, Inc.
6.88%, 7/15/26 (a)	$500	$439
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	600	545
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (a)	225	202
Mattamy Group Corp.
5.25%, 12/15/27 (a)	500	469
Mclaren Finance PLC
5.75%, 8/1/22 (a)	750	478
Meritor, Inc.
6.25%, 2/15/24	500	479
MGM Resorts International
5.50%, 4/15/27	327	299
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,000	935
National CineMedia LLC
5.75%, 8/15/26	500	339
Navistar International Corp.
6.63%, 11/1/25 (a)	850	713
New Home Co., Inc. (The)
7.25%, 4/1/22	1,000	858
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	465	408
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	750	180
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	710	664
Rite Aid Corp.,
6.13%, 4/1/23 (a)	475	412
7.50%, 7/1/25 (a)	275	263
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	329
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	140
8.25%, 3/15/26 (a)	500	323
Speedway Motorsports LLC/ Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	750	681
Station Casinos LLC
4.50%, 2/15/28 (a)	950	777
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	671
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (a)	700	655
6.00%, 9/1/23 (a)	950	923
6.63%, 7/15/27 (a)	300	273
Tempur Sealy International, Inc.
5.50%, 6/15/26	425	374
Titan International, Inc.
6.50%, 11/30/23	900	413

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Truck Hero, Inc.
8.50%, 4/21/24 (a)	$1,350	$1,214
William Carter Co. (The)
5.63%, 3/15/27 (a)	500	487
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	560	551
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	500	481
Wyndham Destinations, Inc.
4.63%, 3/1/30 (a)	500	388
		29,945
Consumer, Non-Cyclical (14.4%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	481
5.63%, 2/15/23	350	332
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	535
Albertsons Cos., Inc./Safeway, Inc./ New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25	350	357
5.88%, 2/15/28 (a)	900	921
Bausch Health Cos, Inc.,
5.25%, 1/30/30 (a)	150	143
6.13%, 4/15/25 (a)	900	892
9.00%, 12/15/25 (a)	550	584
Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	463
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	500	488
Central Garden & Pet Co.
5.13%, 2/1/28	575	537
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	950	871
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	625	538
Emeco Pty Ltd., Series B 9.25%, 3/31/22	687	663
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	569
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	719
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	950	938
GW B-CR Security Corp.
9.50%, 11/1/27 (a)	650	585
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	264
Harsco Corp.
5.75%, 7/31/27 (a)	550	513
Hertz Corp. (The)
7.13%, 8/1/26 (a)	500	268
	Face Amount (000)	Value (000)
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	$500	$511
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	185
Matterhorn Merger Sub LLC/ Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	1,000	800
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	786
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	750	658
Polaris Intermediate Corp.
8.50% Cash, 9.25% PIK, 12/1/22 (a)(c)	650	509
Post Holdings, Inc.
5.50%, 12/15/29 (a)	250	261
Select Medical Corp.
6.25%, 8/15/26 (a)	700	704
Service Corp. International
5.13%, 6/1/29	500	513
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	850	777
Sotheby's
7.38%, 10/15/27 (a)	450	361
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	625	536
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	750	546
10.00%, 4/15/27 (a)	700	496
Teleflex, Inc.
4.88%, 6/1/26	350	349
Tenet Healthcare Corp.
7.00%, 8/1/25	500	438
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	790	671
TMS International Holding Corp.
7.25%, 8/15/25 (a)	1,000	909
United Rentals North America, Inc.
4.88%, 1/15/28	250	244
		21,915
Diversified (1.0%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	850	798
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	1,000	811
		1,609
Energy (8.5%)
American Midstream Partners LP/ American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	949
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27 (a)	550	394

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Baytex Energy Corp.
5.63%, 6/1/24 (a)	$1,000	$379
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	500
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	64
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
5.63%, 5/1/27 (a)	766	427
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	396
Denbury Resources, Inc.,
5.50%, 5/1/22	1,500	113
7.75%, 2/15/24 (a)	475	75
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	514
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	706
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	1,250	948
Jagged Peak Energy LLC
5.88%, 5/1/26	750	566
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	1,115	259
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	950	594
Martin Midstream Partners LP/ Martin Midstream Finance Corp.
7.25%, 2/15/21	1,150	627
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	1,100	328
Murphy Oil Corp.,
5.75%, 8/15/25	800	433
5.88%, 12/1/27	200	104
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	494
Oceaneering International, Inc.
6.00%, 2/1/28	775	303
Parkland Fuel Corp.,
5.88%, 7/15/27 (a)	250	236
6.00%, 4/1/26 (a)	393	368
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	390
PBF Holding Co., LLC / PBF Finance Corp.
6.00%, 2/15/28 (a)	500	334
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	525	297
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	600	485
	Face Amount (000)	Value (000)
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	$875	$550
Viper Energy Partners LP
5.38%, 11/1/27 (a)	705	596
WPX Energy, Inc.,
4.50%, 1/15/30	300	164
5.25%, 10/15/27	700	389
		12,982
Finance (8.4%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	750	655
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (a)	850	823
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	608	604
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	1,300	351
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	850	846
Fly Leasing Ltd.
5.25%, 10/15/24	425	361
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	500	396
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	500	464
HUB International Ltd.
7.00%, 5/1/26 (a)	500	499
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	661	499
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	500	466
6.25%, 5/15/26	100	95
iStar, Inc.
4.25%, 8/1/25	535	444
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	825	717
Kennedy-Wilson, Inc.
5.88%, 4/1/24	500	451
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
4.25%, 2/1/27 (a)	825	658
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (a)	400	345
6.38%, 2/1/24 (a)	450	399
MGIC Investment Corp.
5.75%, 8/15/23	400	366
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	325	284
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	500	468

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	$1,000	$973
Provident Funding Associates LP/ PFG Finance Corp.
6.38%, 6/15/25 (a)	512	435
Radian Group, Inc.
4.88%, 3/15/27	350	348
SBA Communications Corp.
3.88%, 2/15/27 (a)	525	530
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC
7.88%, 2/15/25 (a)	300	278
		12,755
Industrials (17.6%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	250	235
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	593
Berry Global, Inc.
5.63%, 7/15/27 (a)	400	416
Bombardier, Inc.
6.13%, 1/15/23 (a)	600	427
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	850	674
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	650	589
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	468
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	750	629
Core & Main LP
6.13%, 8/15/25 (a)	600	562
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)	650	564
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	1,229	1,203
EnerSys
4.38%, 12/15/27 (a)	400	379
EnPro Industries, Inc.
5.75%, 10/15/26	550	534
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	600	565
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	700	478
Greif, Inc.
6.50%, 3/1/27 (a)	625	603
Griffon Corp.
5.75%, 3/1/28 (a)	575	544
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	675	635
	Face Amount (000)	Value (000)
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	$1,075	$1,036
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	827
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	848
Koppers, Inc.
6.00%, 2/15/25 (a)	1,000	807
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	693
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	575	513
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	802
Moog, Inc.
4.25%, 12/15/27 (a)	625	569
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	500	464
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	1,000	966
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	677
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	458
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	500	498
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	497
Techniplas LLC
10.00%, 5/1/20 (a)	1,200	828
Titan Acquisition Ltd. / Titan Co-Borrower LLC
7.75%, 4/15/26 (a)	855	720
TopBuild Corp.
5.63%, 5/1/26 (a)	500	464
TransDigm, Inc.
5.50%, 11/15/27 (a)	750	677
TriMas Corp.
4.88%, 10/15/25 (a)	750	712
Triumph Group, Inc.
6.25%, 9/15/24 (a)	500	449
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	300	303
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	1,213	1,030
Tutor Perini Corp.
6.88%, 5/1/25 (a)	500	419
US Concrete, Inc.
6.38%, 6/1/24	625	568
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	444
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	500	493
		26,860

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Technology (2.5%)
CDK Global, Inc.
5.25%, 5/15/29 (a)	$500	$512
Change Healthcare Holdings LLC/ Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	550	510
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	257
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	749
MSCI, Inc.
4.75%, 8/1/26 (a)	150	149
MTS Systems Corp.
5.75%, 8/15/27 (a)	750	702
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	550	498
RP Crown Parent LLC
7.38%, 10/15/24 (a)	428	412
		3,789
Utilities (1.2%)
Calpine Corp.
5.75%, 1/15/25	400	373
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	950	899
NRG Energy, Inc.
5.25%, 6/15/29 (a)	500	518
		1,790
		140,907
Variable Rate Senior Loan Interests (5.4%)
Communication Services (0.6%)
CommScope, Inc., 2019 Term B
3 Month USD LIBOR + 3.25%, 4.24%, 4/6/26 (b)	348	331
Connect Finco Sarl
12/11/26 (b)(d)	675	544
		875
Communications (0.6%)
Terrier Media Buyer, Inc., Term B
1 Month USD LIBOR + 4.25%, 5.70%, 12/17/26 (b)	948	860
Consumer, Cyclical (1.1%)
Office Depot, Inc., Term B
3 Month USD LIBOR + 5.25%, 6.25%, 11/8/22 (b)	252	244
Playa Resorts Holding BV, Term B
3 Month USD LIBOR+2.75, 3.75%, 4/29/24 (b)	634	441
	Face Amount (000)	Value (000)
Thor Industries, Inc., Term B
3 Month USD LIBOR + 3.75%, 4.38% - 5.38%, 2/1/26 (b)	$636	$550
Topgolf International, Inc., Term B
3 Month USD LIBOR + 5.50%, 6.39%, 2/8/26 (b)	495	409
		1,644
Consumer, Non-Cyclical (0.7%)
Envision Healthcare Corp., 1st Lien Term
3 Month USD LIBOR + 3.75%, 4.74%, 10/10/25 (b)	988	529
Hearthside Food Solutions LLC, Term B
3 Month USD LIBOR + 3.69%, 4.68%, 5/23/25 (b)	663	563
		1,092
Energy (0.1%)
Gavilan Resources LLC, 2nd Lien Term
3 Month USD LIBOR + 6.00%, 6.99%, 3/1/24 (b)	1,000	120
Industrials (2.0%)
Airxcel, Inc., 1st Lien Term
3 Month USD LIBOR + 4.50%, 5.49%, 4/28/25 (b)	638	504
Associated Asphalt Partners LLC, Term B
3 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (b)	972	704
Cook & Boardman Group LLC, Term B
3 Month USD LIBOR + 5.75%, 7.67%, 10/17/25 (b)	686	576
SAExploration Holdings, Inc., Term Loan Fixed + 11.00%, 1.25%, 1/4/21	500	450
Shape Technologies Group, Inc., Term Loan
3 Month USD LIBOR + 3.00%, 4.81%, 4/21/25 (b)	565	410
Titan Acquisition Ltd., Term B
3 Month USD LIBOR+3.00%, 4.45%, 3/28/25 (b)	515	428
		3,072
Technology (0.3%)
DynCorp International, Inc.
1 Month USD LIBOR + 6.00%, 7.00%, 8/18/25 (b)	585	503
		8,166
Total Fixed Income Securities (Cost $180,540)		149,073

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (e)	592	$1
Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (e)	500	304
Machinery (0.1%)
Iracore International Holdings, Inc., Class A (e)(f)	470	40
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (e)	2,826	28
Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc.	1,441	30
Total Common Stocks (Cost $151)		403
	No. of Warrants
Warrant (0.0%)
Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (d) (Cost $—)	2,266	4
	Shares
Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (e) (Cost $—)	2,802	1
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $363)	363,373	363
Total Investments (98.2%) (Cost $181,054) (g)		149,844
Other Assets in Excess of Liabilities (1.8%)		2,725
Net Assets (100.0%)		$152,569

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)  Unsettled Position. The contract rate does not take effect until settlement date.

(e)  Non-income producing security.

(f)  At March 31, 2020, the Fund held a fair valued security valued at approximately $40,000 representing 0.03% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(g)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $805,000 and the aggregate gross unrealized depreciation is approximately $32,015,000, resulting in net unrealized depreciation of approximately $31,210,000.

LIBOR  London Interbank Offered Rate.

PIK  Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

REITs  Real Estate Investment Trusts.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	20.0%
Industrials	18.0
Consumer, Non-Cyclical	14.6
Communications	14.1
Energy	8.7
Finance	8.5
Basic Materials	5.6
Variable Rate Senior Loan Interests	5.4
Other*	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $180,691)	$149,481
Investment in Security of Affiliated Issuer, at Value (Cost $363)	363
Total Investments in Securities, at Value (Cost $181,054)	149,844
Interest Receivable	3,221
Receivable for Investments Sold	707
Receivable for Fund Shares Sold	113
Receivable from Affiliate	1
Other Assets	110
Total Assets	153,996
Liabilities:
Payable for Investments Purchased	1,041
Payable for Advisory Fees	147
Payable for Fund Shares Redeemed	96
Payable for Professional Fees	69
Payable for Sub Transfer Agency Fees — Class I	25
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	12
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	3
Other Liabilities	20
Total Liabilities	1,427
Net Assets	$152,569
Net Assets Consist of:
Paid-in-Capital	$189,328
Total Accumulated Loss	(36,759)
Net Assets	$152,569

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$132,937
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,244,916
Net Asset Value, Offering and Redemption Price Per Share	$8.18
CLASS A:
Net Assets	$15,119
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,851,197
Net Asset Value, Redemption Price Per Share	$8.17
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.27
Maximum Offering Price Per Share	$8.44
CLASS L:
Net Assets	$391
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	47,809
Net Asset Value, Offering and Redemption Price Per Share	$8.17
CLASS C:
Net Assets	$3,829
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	469,330
Net Asset Value, Offering and Redemption Price Per Share	$8.16
CLASS IS:
Net Assets	$284
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	34,645
Net Asset Value, Offering and Redemption Price Per Share	$8.18
CLASS IR:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,073
Net Asset Value, Offering and Redemption Price Per Share	$8.18

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$7,012
Dividends from Security of Affiliated Issuer (Note G)	13
Total Investment Income	7,025
Expenses:
Advisory Fees (Note B)	607
Sub Transfer Agency Fees — Class I	106
Sub Transfer Agency Fees — Class A	13
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	81
Professional Fees	71
Shareholder Services Fees — Class A (Note D)	30
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	25
Registration Fees	31
Pricing Fees	15
Shareholder Reporting Fees	13
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	7
Trustees' Fees and Expenses	5
Other Expenses	10
Total Expenses	1,027
Waiver of Advisory Fees (Note B)	(212)
Reimbursement of Class Specific Expenses — Class I (Note B)	(85)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	726
Net Investment Income	6,299
Realized Loss:
Investments Sold	(3,901)
Change in Unrealized Appreciation (Depreciation):
Investments	(29,319)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(33,220)
Net Decrease in Net Assets Resulting from Operations	$(26,921)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,299	$12,487
Net Realized Loss	(3,901)	(1,825)
Net Change in Unrealized Appreciation (Depreciation)	(29,319)	(1,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,921)	9,222
Dividends and Distributions to Shareholders:
Class I	(5,595)	(10,591)
Class A	(748)	(1,287)
Class L	(13)	(28)
Class C	(134)	(293)
Class IS	(10)	(54)
Class IR	(— @)	(1)
Total Dividends and Distributions to Shareholders	(6,500)	(12,254)
Capital Share Transactions:(1)
Class I:
Subscribed	20,300	86,572
Distributions Reinvested	5,589	10,572
Redeemed	(40,793)	(68,177)
Class A:
Subscribed	6,927	19,852
Distributions Reinvested	650	1,161
Redeemed	(13,028)	(26,116)
Class L:
Exchanged	—	5
Distributions Reinvested	13	27
Redeemed	(14)	(58)
Class C:
Subscribed	584	1,053
Distributions Reinvested	133	289
Redeemed	(1,298)	(1,820)
Class IS:
Subscribed	45	652
Distributions Reinvested	10	18
Redeemed	(17)	(1,224)
Class IR:
Distributions Reinvested	— @	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,899)	22,806
Total Increase (Decrease) in Net Assets	(54,320)	19,774
Net Assets:
Beginning of Period	206,889	187,115
End of Period	$152,569	$206,889

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,137	9,003
Shares Issued on Distributions Reinvested	575	1,094
Shares Redeemed	(4,519)	(7,076)
Net Increase (Decrease) in Class I Shares Outstanding	(1,807)	3,021
Class A:
Shares Subscribed	736	2,058
Shares Issued on Distributions Reinvested	67	120
Shares Redeemed	(1,452)	(2,721)
Net Decrease in Class A Shares Outstanding	(649)	(543)
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(1)	(6)
Net Increase (Decrease) in Class L Shares Outstanding	—	(3)
Class C:
Shares Subscribed	60	110
Shares Issued on Distributions Reinvested	14	30
Shares Redeemed	(141)	(189)
Net Decrease in Class C Shares Outstanding	(67)	(49)
Class IS:
Shares Subscribed	5	67
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(2)	(125)
Net Increase (Decrease) in Class IS Shares Outstanding	4	(56)
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.78		$9.96		$10.15		$9.92		$9.80		$10.73
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.63		0.65		0.70		0.67		0.71
Net Realized and Unrealized Gain (Loss)	(1.59)		(0.19)		(0.16)		0.20		0.13		(0.92)
Total from Investment Operations	(1.29)		0.44		0.49		0.90		0.80		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.62)		(0.68)		(0.67)		(0.68)		(0.66)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	(0.31)		(0.62)		(0.68)		(0.67)		(0.68)		(0.72)
Net Asset Value, End of Period	$8.18		$9.78		$9.96		$10.15		$9.92		$9.80
Total Return(3)	(13.65	)%(7)	4.68%		5.01%		9.40%		8.72%		(2.10)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,937		$176,483		$149,683		$64,007		$49,990		$13,255
Ratio of Expenses Before Expense Limitation	0.96	%(8)	0.98%		1.00%		1.06%		1.02%		1.17%
Ratio of Expenses After Expense Limitation	0.65	%(4)(8)	0.65	%(4)	0.65	%(4)	0.66	%(4)	0.66	%(4)(5)	0.74	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.65	%(4)	0.65	%(4)	0.65	%(4)	N/A		N/A
Ratio of Net Investment Income	6.29	%(4)(8)	6.51	%(4)	6.49	%(4)	7.01	%(4)	7.09	%(4)(5)	6.88	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	42%		39%		73%		74%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.75% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31,2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.76		$9.94		$10.13		$9.90		$9.78		$10.72
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.60		0.61		0.67		0.64		0.66
Net Realized and Unrealized Gain (Loss)	(1.58)		(0.20)		(0.16)		0.20		0.12		(0.92)
Total from Investment Operations	(1.29)		0.40		0.45		0.87		0.76		(0.26)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.58)		(0.64)		(0.64)		(0.64)		(0.62)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	(0.30)		(0.58)		(0.64)		(0.64)		(0.64)		(0.68)
Net Asset Value, End of Period	$8.17		$9.76		$9.94		$10.13		$9.90		$9.78
Total Return(3)	(13.71	)%(7)	4.28%		4.64%		9.04%		8.24%		(2.43)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,119		$24,401		$30,242		$68,878		$59,139		$56,042
Ratio of Expenses Before Expense Limitation	1.20	%(8)	1.23%		1.29%		1.34%		1.33%		1.53%
Ratio of Expenses After Expense Limitation	0.99	%(4)(8)	0.99	%(4)	1.00	%(4)	1.01	%(4)	1.02	%(4)(5)	1.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.99	%(4)	1.00	%(4)	1.00	%(4)	N/A		N/A
Ratio of Net Investment Income	5.94	%(4)(8)	6.17	%(4)	6.14	%(4)	6.65	%(4)	6.76	%(4)(5)	6.49	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	42%		39%		73%		74%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 4, 2016, the maximum ratio was 1.10% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31,2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.76		$9.94		$10.13		$9.91		$9.78		$10.72
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.57		0.59		0.64		0.62		0.64
Net Realized and Unrealized Gain (Loss)	(1.58)		(0.19)		(0.16)		0.19		0.13		(0.93)
Total from Investment Operations	(1.31)		0.38		0.43		0.83		0.75		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.56)		(0.62)		(0.61)		(0.62)		(0.59)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	(0.28)		(0.56)		(0.62)		(0.61)		(0.62)		(0.65)
Net Asset Value, End of Period	$8.17		$9.76		$9.94		$10.13		$9.91		$9.78
Total Return(3)	(13.83	)%(7)	4.06%		4.37%		8.75%		7.95%		(2.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$391		$468		$504		$502		$628		$1,111
Ratio of Expenses Before Expense Limitation	1.80	%(8)	1.86%		1.91%		1.90%		1.83%		1.84%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	1.26	%(4)	1.28	%(4)(5)	1.35	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.25	%(4)	1.25	%(4)	1.25	%(4)	N/A		N/A
Ratio of Net Investment Income	5.70	%(4)(8)	5.93	%(4)	5.90	%(4)	6.40	%(4)	6.51	%(4)(5)	6.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	42%		39%		73%		74%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.35% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30,2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$9.75		$9.93		$10.12		$9.89		$9.78		$10.39
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.25		0.52		0.54		0.59		0.57		0.24
Net Realized and Unrealized Gain (Loss)	(1.58)		(0.19)		(0.16)		0.20		0.12		(0.62)
Total from Investment Operations	(1.33)		0.33		0.38		0.79		0.69		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.51)		(0.57)		(0.56)		(0.58)		(0.23)
Net Asset Value, End of Period	$8.16		$9.75		$9.93		$10.12		$9.89		$9.78
Total Return(4)	(14.07	)%(8)	3.55%		3.91%		8.24%		7.47%		(3.75	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,829		$5,226		$5,811		$3,585		$2,908		$1,309
Ratio of Expenses Before Expense Limitation	1.96	%(9)	1.98%		2.01%		2.09%		2.12%		2.15	%(9)
Ratio of Expenses After Expense Limitation	1.75	%(5)(9)	1.74	%(5)	1.73	%(5)	1.76	%(5)	1.77	%(5)(6)	1.84	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		1.74	%(5)	1.73	%(5)	1.75	%(5)	N/A		N/A
Ratio of Net Investment Income	5.19	%(5)(9)	5.43	%(5)	5.41	%(5)	5.90	%(5)	6.00	%(5)(6)	5.60	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	27	%(8)	42%		39%		73%		74%		62	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.85% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 31,2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$9.78		$9.96		$10.15		$9.92		$9.79		$10.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.64		0.65		0.69		0.67		0.69
Net Realized and Unrealized Gain (Loss)	(1.59)		(0.20)		(0.16)		0.21		0.14		(0.92)
Total from Investment Operations	(1.29)		0.44		0.49		0.90		0.81		(0.23)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.62)		(0.68)		(0.67)		(0.68)		(0.66)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	(0.31)		(0.62)		(0.68)		(0.67)		(0.68)		(0.72)
Net Asset Value, End of Period	$8.18		$9.78		$9.96		$10.15		$9.92		$9.79
Total Return(3)	(13.64	)%(7)	4.71%		5.04%		9.43%		8.75%		(2.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$284		$301		$865		$560		$13,789		$574
Ratio of Expenses Before Expense Limitation	1.47	%(8)	1.11%		1.15%		0.99%		0.93%		1.57%
Ratio of Expenses After Expense Limitation	0.62	%(4)(8)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(5)	0.72	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.62	%(4)	0.62	%(4)	0.62	%(4)	N/A		N/A
Ratio of Net Investment Income	6.34	%(4)(8)	6.55	%(4)	6.52	%(4)	6.93	%(4)	7.05	%(4)(5)	6.75	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	42%		39%		73%		74%		62%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 4, 2016, the maximum ratio was 0.72% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

High Yield Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 31,2020 (unaudited)		Year Ended September 30,2019		Period from June 15, 2018(1) to September 30, 2018
Net Asset Value, Beginning of Period	$9.78		$9.96		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.56		0.16
Net Realized and Unrealized Gain (Loss)	(1.57)		(0.12)		0.03
Total from Investment Operations	(1.29)		0.44		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.62)		(0.16)
Net Asset Value, End of Period	$8.18		$9.78		$9.96
Total Return(3)	(13.64	)%(6)	4.71%		1.92	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$10		$10
Ratio of Expenses Before Expense Limitation	18.37	%(7)	20.17%		18.62	%(7)
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.62	%(4)	0.62	%(4)(7)
Ratio of Net Investment Income	5.75	%(4)(7)	5.80	%(4)	5.75	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	27	%(6)	42%		39	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than $0.005 per share.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The

pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$140,907	$—	$140,907
Variable Rate Senior Loan Interests	—	8,166	—	8,166
Total Fixed Income Securities	—	149,073	—	149,073
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	304	—	304
Machinery	—	—	40	40
Semiconductors & Semiconductor Equipment	—	28	—	28
Transportation	—	30	—	30
Total Common Stocks	—	363	40	403
Warrant	—	4	—	4
Participation Note	—	1	—	1
Short-Term Investment
Investment Company	363	—	—	363
Total Assets	$363	$149,441	$40	$149,844

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	40
Realized gains (losses)	—
Ending Balance	$40
Net change in unrealized appreciation (depreciation) from investments still held as of March 31,2020	$40

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$40	Market Comparable Companies	Enterprise Value/EBITDA	4.9	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class IS shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $212,000 of advisory fees were waived and approximately $88,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $53,812,000 and $76,191,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$28,985	$28,622	$13
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$363

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:	2018 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$12,254	$9,887

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,304	$—

At September 30, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $621,000 and $1,897,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.5%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $84,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
3055829 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Privacy Notice	29
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$973.70	$1,023.50	$1.48	$1.52	0.30%
Short Duration Income Portfolio Class A	1,000.00	972.60	1,022.25	2.71	2.78	0.55
Short Duration Income Portfolio Class L	1,000.00	970.10	1,021.00	3.94	4.04	0.80
Short Duration Income Portfolio Class C	1,000.00	968.80	1,018.50	6.40	6.56	1.30
Short Duration Income Portfolio Class IS	1,000.00	974.00	1,023.80	1.18	1.21	0.24

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (91.7%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.31%, 4.30%, 7/1/38	$271	$276
1 Year CMT + 2.31%, 4.36%, 3/1/37	295	299
1 Year CMT + 2.34%, 4.50%, 1/1/36	245	249
1 Year CMT + 2.18%, 4.53%, 6/1/38	178	179
		1,003
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.1%)
Safina Ltd.
2.00%, 12/30/23	333	333
Agency Fixed Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	195	206
6.50%, 4/1/24	1	1
7.50%, 5/1/35	20	24
8.00%, 8/1/32	12	14
8.50%, 8/1/31	12	15
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	327	346
5.00%, 12/1/23 - 12/1/24	149	158
6.00%, 9/1/37	54	63
6.50%, 2/1/28 - 10/1/32	162	184
7.00%, 7/1/29 - 3/1/37	190	220
7.50%, 8/1/37	26	31
8.00%, 4/1/33	48	59
8.50%, 10/1/32	22	27
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	95	107
8.50%, 7/15/30	34	37
		1,492
Asset-Backed Securities (19.0%)
Ally Auto Receivables Trust
1.75%, 12/15/21	216	216
Aqua Finance Trust
3.14%, 7/16/40 (a)	424	422
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	123	102
4.11%, 7/15/22 (a)	450	437
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (a)(b)	208	207
CarMax Auto Owner Trust
1.98%, 11/15/21	202	202
CNH Equipment Trust
2.01%, 12/16/24	1,528	1,487
Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	667
4.07%, 7/15/25 (a)	283	196
	Face Amount (000)	Value (000)
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	$158	$157
Fair Square Issuance Trust
2.90%, 9/20/24 (a)	300	277
Falcon Aerospace Ltd.
3.60%, 9/15/39 (a)	481	337
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (a)	282	282
Finance of America Structured Securities Trust
3.81%, 4/25/29 (a)(b)	475	477
Foundation Finance Trust,
3.30%, 7/15/33 (a)	249	249
3.86%, 11/15/34 (a)	444	425
FREED ABS Trust,
3.19%, 11/18/26 (a)	900	789
3.87%, 6/18/26 (a)	500	431
4.61%, 10/20/25 (a)	560	524
GAIA Aviation Ltd.
3.97%, 12/15/44 (a)	676	473
GM Financial Automobile Leasing Trust,
1.67%, 12/20/22	830	818
3.06%, 6/21/21	143	143
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,294	1,296
Gracechurch Card Funding PLC
1 Month USD LIBOR + 0.40%, 1.10%, 7/15/22 (a)(b)	627	626
Hyundai Auto Lease Securitization Trust
2.92%, 7/15/21 (a)	892	890
Hyundai Auto Receivables Trust
1.77%, 1/18/22	294	293
Lunar Aircraft Ltd.
3.38%, 2/15/45 (a)	350	245
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (a)	532	373
MFA LLC,
3.35%, 11/25/47 (a)	436	444
3.88%, 5/25/48 (a)	585	604
4.16%, 7/25/48 (a)	439	438
Nationstar HECM Loan Trust,
4.17%, 7/25/28 (a)(b)	650	650
4.35%, 11/25/28 (a)(b)	700	672
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (a)	352	342
3.06%, 8/15/53 (a)	665	627
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	328	328
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.59%, 7/25/25 (b)	101	101
NRZ Advance Receivables Trust
3.33%, 7/15/52 (a)	400	386

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	$277	$266
4.59%, 2/25/23 (a)	406	407
NYCTL Trust
2.19%, 11/10/32 (a)	781	777
OnDeck Asset Securitization Trust II LLC
3.33%, 11/18/24 (a)	900	889
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 1.27%, 8/20/30 (b)	97	94
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	855
Oscar US Funding XI LLC
2.49%, 8/10/22 (a)	288	290
Oxford Finance Funding LLC
3.10%, 2/15/28 (a)	350	338
PFS Financing Corp.,
2.23%, 10/15/24 (a)	1,160	1,116
2.57%, 7/15/22 (a)	460	450
2.74%, 10/17/22 (a)	440	435
2.86%, 4/15/24 (a)	230	227
2.89%, 2/15/23 (a)	275	274
3.19%, 4/17/23 (a)	300	299
3.52%, 10/15/23 (a)	162	161
Preston Ridge Partners Mortgage
3.75%, 4/25/23 (a)(b)	326	331
Pretium Mortgage Credit Partners I LLC
2.86%, 5/27/59 (a)	786	566
Prosper Marketplace Issuance Trust,
3.59%, 7/15/25 (a)	700	622
3.90%, 6/17/24 (a)	62	62
3.96%, 10/15/24 (a)	538	523
PRPM LLC
3.97%, 4/25/24 (a)	677	606
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (a)	861	646
RCO V Mortgage LLC,
3.47%, 11/25/24 (a)	851	821
4.46%, 10/25/23 (a)	378	363
ReadyCap Lending Small Business Loan Trust
PRIME - 0.50%, 2.75%, 12/27/44 (a)(b)	274	245
Republic FInance Issuance Trust
3.43%, 11/22/27 (a)	800	701
RMF Buyout Issuance Trust
4.45%, 11/25/28 (a)(b)	700	693
Santander Retail Auto Lease Trust
1.74%, 7/20/23 (a)	1,330	1,312
SFS Asset Securitization LLC
4.24%, 6/10/25 (a)	814	773
Small Business Lending Trust
2.85%, 7/15/26 (a)	238	234
	Face Amount (000)	Value (000)
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	$271	$265
3.35%, 4/26/27 (a)	252	250
3.67%, 8/25/27 (a)	698	678
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.77%, 10/15/52 (a)	325	316
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	156	156
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 1.55%, 2/25/57 (a)(b)	297	290
2.75%, 4/25/57 (a)(b)	98	96
Upgrade Receivables Trust,
4.09%, 3/15/25 (a)	300	288
4.53%, 11/15/24 (a)	650	637
Upstart Securitization Trust,
3.73%, 9/20/29 (a)	850	684
4.45%, 12/22/25 (a)	187	183
Vericrest Opportunity Loan Trust,
2.98%, 2/25/50 (a)	948	840
3.18%, 10/25/49 (a)	574	523
3.35%, 9/25/49 (a)	735	638
Verizon Owner Trust,
1 Month USD LIBOR + 0.27%, 1.04%, 4/20/22 (a)(b)	97	97
2.06%, 9/20/21 (a)	26	27
2.93%, 9/20/23	600	612
Volkswagen Auto Lease Trust
1.99%, 11/21/22	1,280	1,300
VOLT LXIV LLC
3.38%, 10/25/47 (a)	524	490
VOLT LXXX LLC
3.23%, 10/25/49 (a)	495	466
VOLT LXXXIII LLC
3.33%, 11/26/49 (a)	766	697
VOLT LXXXV LLC
3.23%, 1/25/50 (a)	518	469
VOLT LXXXVIII LLC
2.98%, 3/25/50 (a)	682	612
		43,623
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	357	421
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.50%, 2.16%, 3/20/61 (b)	128	127
1 Month USD LIBOR + 0.56%, 2.22%, 9/20/62 (b)	618	614
		1,162

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (1.1%)
Federal Home Loan Mortgage Corporation
3.03%, 10/25/20 (b)	$410	$412
HPLY Trust
1 Month USD LIBOR + 2.35%, 3.05%, 11/15/36 (a)(b)	433	328
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.83%, 3.50%, 8/5/34 (a)(b)	185	175
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.90%, 7/15/36 (a)(b)	850	826
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 3.43%, 10/25/46 (b)	6	6
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 2.85%, 9/15/36 (a)(b)	741	678
		2,425
Corporate Bonds (63.6%)
Energy (1.1%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	457
MPLX LP
3 Month USD LIBOR + 0.90%, 1.90%, 9/9/21 (b)	1,300	1,229
Occidental Petroleum Corp.
2.70%, 8/15/22	1,225	874
		2,560
Finance (27.7%)
ABN Amro Bank N.V.
3.40%, 8/27/21 (a)	650	651
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/23/23	1,260	1,074
American Express Co.,
3.00%, 2/22/21	700	705
3.38%, 5/17/21	1,050	1,063
3.70%, 11/5/21	665	681
American Honda Finance Corp.
2.15%, 9/10/24	1,200	1,173
American Tower Corp.
2.40%, 3/15/25	600	591
Anthem, Inc.
3.50%, 8/15/24	1,200	1,233
ANZ New Zealand International Ltd.
1.90%, 2/13/23 (a)	1,510	1,521
Aon Corp.
2.20%, 11/15/22	575	573
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	625	486
Banco Santander Chile
2.70%, 1/10/25 (a)	800	771
	Face Amount (000)	Value (000)
Bank of America Corp.,
MTN
3.30%, 1/11/23	$1,220	$1,266
Bank of Montreal
2.90%, 3/26/22	1,030	1,044
Bank of Nova Scotia (The),
2.00%, 11/15/22	1,175	1,180
3.40%, 2/11/24	1,225	1,289
BBVA USA
3.50%, 6/11/21	925	921
BNP Paribas SA
3.50%, 3/1/23 (a)	1,250	1,256
BPCE SA,
2.38%, 1/14/25 (a)	625	581
4.00%, 9/12/23 (a)	1,200	1,234
Capital One Financial Corp.
3.20%, 1/30/23	2,500	2,474
Cigna Corp.
3.75%, 7/15/23	1,213	1,249
Citigroup, Inc.
3.88%, 10/25/23	2,400	2,472
Citizens Bank NA
3.25%, 2/14/22	575	583
Credit Suisse AG
3.00%, 10/29/21	1,140	1,154
DBS Group Holdings Ltd.
2.85%, 4/16/22 (a)	360	370
Deutsche Bank AG,
2.70%, 7/13/20	750	735
4.25%, 2/4/21	650	624
DNB Bank ASA
2.13%, 10/2/20 (a)	700	695
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/23	1,275	1,310
HSBC Holdings PLC
3.60%, 5/25/23	2,250	2,274
JPMorgan Chase & Co.
3.63%, 5/13/24	1,170	1,222
LeasePlan Corp.
2.88%, 10/24/24 (a)	1,275	1,251
Macquarie Bank Ltd.,
2.10%, 10/17/22 (a)	1,500	1,488
2.30%, 1/22/25 (a)	1,075	1,059
MassMutual Global Funding II
1.95%, 9/22/20 (a)	560	558
Metropolitan Life Global Funding I,
1.95%, 9/15/21 - 1/13/23 (a)	2,210	2,198
National Australia Bank Ltd.
1.88%, 12/13/22	950	946
Nationwide Building Society
2.00%, 1/27/23 (a)	2,030	1,977
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
New York Life Global Funding,
2.25%, 7/12/22 (a)	$470	$484
2.95%, 1/28/21 (a)	350	357
PACCAR Financial Corp.
2.65%, 5/10/22	1,175	1,176
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	526
Royal Bank of Canada,
2.55%, 7/16/24	1,275	1,299
2.80%, 4/29/22	1,220	1,237
Santander UK Group Holdings PLC
4.80%, 11/15/24	1,200	1,259
Santander UK PLC
2.10%, 1/13/23	1,100	1,066
Skandinaviska Enskilda Banken AB,
2.20%, 12/12/22 (a)	700	689
3.05%, 3/25/22 (a)	1,230	1,228
Societe Generale SA
2.63%, 1/22/25 (a)	1,175	1,133
Suncorp-Metway Ltd.
2.38%, 11/9/20 (a)	670	665
Synchrony Financial
4.25%, 8/15/24	625	603
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,250
Truist Bank,
2.15%, 12/6/24	1,525	1,513
2.80%, 5/17/22	550	557
Truist Financial Corp.
3.20%, 9/3/21	610	614
UBS AG
2.45%, 12/1/20 (a)	600	599
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	341
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	500
Wells Fargo & Co.
3.07%, 1/24/23	1,900	1,922
Westpac Banking Corp.
2.00%, 1/13/23	680	673
		63,623
Industrials (32.2%)
AbbVie, Inc.,
2.50%, 5/14/20	575	575
2.60%, 11/21/24 (a)	1,500	1,517
Adobe, Inc.
1.70%, 2/1/23	650	655
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,298
Alimentation Couche-Tard, Inc.
2.70%, 7/26/22 (a)	800	792
	Face Amount (000)	Value (000)
Altria Group, Inc.
3.49%, 2/14/22	$375	$384
Amgen, Inc.
1.90%, 2/21/25	1,350	1,364
Amphenol Corp.
2.05%, 3/1/25	1,250	1,186
Analog Devices, Inc.
2.95%, 1/12/21	1,175	1,177
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	1,250	1,288
AT&T, Inc.
3.80%, 3/1/24	2,450	2,565
BAT International Finance PLC
3.25%, 6/7/22 (a)	2,000	1,995
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	331
BMW US Capital LLC,
2.15%, 4/6/20 (a)	400	400
2.95%, 4/14/22 (a)	770	758
Bristol-Myers Squibb Co.,
2.75%, 2/15/23 (a)	550	569
3.25%, 2/20/23 (a)	275	289
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,086
Caterpillar Financial Services Corp.
3.30%, 6/9/24	2,430	2,510
Charter Communications Operating LLC/ Charter Communications Operating Capital
4.50%, 2/1/24	1,200	1,239
Crown Castle International Corp.
5.25%, 1/15/23	1,175	1,227
Daimler Finance North America LLC,
2.55%, 8/15/22 (a)	1,210	1,163
2.85%, 1/6/22 (a)	1,110	1,081
3.75%, 11/5/21 (a)	295	293
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	1,190	1,190
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (a)	1,260	1,245
Diageo Capital PLC
2.13%, 10/24/24	1,350	1,319
DR Horton, Inc.
2.55%, 12/1/20	480	473
Eastman Chemical Co.
3.50%, 12/1/21	600	617
Enbridge, Inc.
2.50%, 1/15/25	750	680
Enterprise Products Operating LLC
2.80%, 2/15/21	780	779
Ford Motor Credit Co., LLC
3.34%, 3/18/21	1,750	1,688
Fox Corp.
4.03%, 1/25/24	1,200	1,249

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
General Motors Financial Co., Inc.
3.95%, 4/13/24	$1,250	$1,135
Glencore Funding LLC,
3.00%, 10/27/22 (a)	1,275	1,167
4.13%, 3/12/24 (a)	1,225	1,128
Hyundai Capital America,
2.38%, 2/10/23 (a)	590	557
2.55%, 4/3/20 (a)	175	175
2.85%, 11/1/22 (a)	800	782
3.95%, 2/1/22 (a)	1,270	1,281
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	1,275	1,204
John Deere Capital Corp.
3.45%, 1/10/24	1,225	1,283
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	930	942
Kinder Morgan, Inc.
5.00%, 2/15/21 (a)	1,170	1,164
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,130
Lockheed Martin Corp.
2.50%, 11/23/20	225	226
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,253
Marriott International, Inc.,
3 Month USD LIBOR + 0.65%, 1.65%, 3/8/21 (b)	520	445
2.13%, 10/3/22	880	793
2.88%, 3/1/21	1,235	1,156
McDonald's Corp.,
MTN
2.20%, 5/26/20	550	550
Mondelez International Holdings Netherlands BV,
2.13%, 9/19/22 (a)	1,160	1,151
2.25%, 9/19/24 (a)	950	941
Nissan Motor Acceptance Corp.
3.15%, 3/15/21 (a)	590	582
Northrop Grumman Corp.,
2.08%, 10/15/20	580	578
3.50%, 3/15/21	1,220	1,226
PayPal Holdings, Inc.
2.40%, 10/1/24	1,300	1,273
Philip Morris International, Inc.
2.63%, 3/6/23	1,700	1,655
Rockwell Collins, Inc.
2.80%, 3/15/22	1,275	1,289
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	405
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,778
Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	550
	Face Amount (000)	Value (000)
Sky Ltd.
3.75%, 9/16/24 (a)	$2,330	$2,419
Starbucks Corp.
2.10%, 2/4/21	2,080	2,082
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21	725	735
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	1,775	1,872
Union Pacific Corp.
3.50%, 6/8/23	1,225	1,261
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (a)	550	548
2.70%, 9/26/22 (a)	1,420	1,375
3.88%, 11/13/20 (a)	755	753
		73,826
Utilities (2.6%)
DTE Energy Co.
2.25%, 11/1/22	1,800	1,781
FirstEnergy Corp.
2.05%, 3/1/25	625	587
Florida Power & Light Co.
3 Month USD LIBOR + 0.40%, 2.14%, 5/6/22 (b)	950	896
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/21	1,550	1,550
Southern Co. (The)
2.95%, 7/1/23	1,260	1,270
		6,084
		146,093
Mortgages — Other (6.2%)
Cascade Funding Mortgage Trust
4.00%, 10/25/68 (a)(b)	573	567
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	109	111
CIM Trust
3.00%, 4/25/57 (a)(b)	422	423
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 2.15%, 10/25/29 (b)	129	126
Federal National Mortgage Association
1 Month USD LIBOR + 1.30%, 2.25%, 4/25/29 (b)	33	33
FMC GMSR Issuer Trust
4.23%, 9/25/24 (a)(b)	900	566
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (a)(b)	290	289
4.00%, 2/25/59 (a)(b)	208	207
GCAT Trust
2.65%, 10/25/68 (a)(b)	506	503
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 2.13%, 8/25/60 (a)(b)	230	226

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 1.94%, 5/20/63 (b)	$33	$33
1 Month USD LIBOR + 0.45%, 2.11%, 5/20/62 (b)	9	9
1 Month USD LIBOR + 0.60%, 2.26%, 1/20/64 (b)	196	195
Headlands Residential LLC
3.97%, 6/25/24 (a)	200	176
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 2.10%, 12/22/69 (b)	558	554
2.28%, 12/22/69 (a)(b)	360	366
3 Month USD LIBOR + 0.77%, 2.45%, 12/22/69 (a)(b)	420	417
LHOME Mortgage Trust
3.23%, 10/25/24 (a)	235	213
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55(a)(b)	272	283
4.00%, 9/25/57 (a)(b)	484	501
NRPL Trust
4.25%, 7/25/67 (a)	597	615
OBX Trust
4.00%, 11/25/48 (a)(b)	391	394
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.95%, 1.56%, 8/18/60 (a)(b)	457	456
1 Month USD LIBOR + 0.88%, 1.58%, 1/16/60 (a)(b)	391	390
1 Month USD LIBOR + 0.93%, 1.74%, 3/12/61 (a)(b)	759	757
1 Month USD LIBOR + 1.00%, 1.77%, 6/20/60 (a)(b)	504	504
PRPM LLC,
3.50%, 10/25/24 (a)(b)	749	746
4.50%, 1/25/24 (a)	572	581
Resimac,
Series 19-2A
1 Month USD LIBOR + 0.95%, 1.81%, 2/10/51 (a)(b)	671	668
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 2.23%, 12/5/59 (a)(b)	305	305
1 Month USD LIBOR + 0.93%, 2.31%, 9/5/57 (a)(b)	484	484
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	860	898
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 1.39%, 8/20/34 (b)	182	158
Silver Hill Trust
3.10%, 11/25/49 (a)(b)	1,239	1,161
	Face Amount (000)	Value (000)
TVC Mortgage Trust
3.47%, 9/25/24 (a)	$300	$243
		14,158
Sovereign (0.2%)
Korea Development Bank (The)
3.00%, 3/19/22	410	422
Total Fixed Income Securities (Cost $217,872)		210,711
	Shares
Short-Term Investments (7.7%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $10,147)	10,147,203	10,147
	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
1.53%, 7/30/20 (c) (Cost $1,343)	$1,350	1,350
Commercial Paper (2.1%)
Aerospace/Defense (0.7%)
Boeing Co. (The)
1.98%, 4/7/20 (d)	1,500	1,499
Automobiles (0.5%)
VW Credit, Inc.
2.58%, 4/1/20 (d)	1,200	1,200
Diversified Financial Services (0.9%)
Reckitt Benckiser Treasury Services PLC
2.56%, 6/12/20 (d)	2,180	2,174
Total Commercial Paper (Cost $4,869)		4,873
Corporate Bond (0.6%)
Industrial (0.6%)
Marathon Petroleum Corp.
3.40%, 12/15/20 (Cost $1,287)	1,275	1,264
Total Short-Term Investments (Cost $17,646)		17,634
Total Investments (99.4%) (Cost $235,518) (e)(f)		228,345
Other Assets in Excess of Liabilities (0.6%)		1,273
Net Assets (100.0%)		$229,618

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

(c)  Rate shown is the yield to maturity at March 31, 2020.

(d)  The rates shown are the effective yields at the date of purchase.

(e)  Securities are available for collateral in connection with open futures contracts.

(f)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,834,000 and the aggregate gross unrealized depreciation is approximately $9,273,000, resulting in net unrealized depreciation of approximately $7,439,000.

CMT  Constant Maturity Treasury Note Rate.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PRIME  Daily U.S. Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	374	Jun-20	$74,800	$82,423	$1,222
Short:
U.S. Treasury 5 yr. Note (United States)	357	Jun-20	(35,700)	(44,753)	(1,488)
					$(266)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.3%
Finance	27.9
Asset-Backed Securities	19.1
Short-Term Investments	7.7
Other*	6.8
Mortgages — Other	6.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $127,176,000 and net unrealized depreciation of approximately $266,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $225,371)	$218,198
Investment in Security of Affiliated Issuer, at Value (Cost $10,147)	10,147
Total Investments in Securities, at Value (Cost $235,518)	228,345
Cash	17
Interest and Paydown Receivable	1,144
Receivable for Fund Shares Sold	337
Due from Adviser	7
Receivable for Variation Margin on Futures Contracts	5
Receivable from Affiliate	4
Other Assets	105
Total Assets	229,964
Liabilities:
Payable for Fund Shares Redeemed	168
Payable for Professional Fees	51
Payable for Trustees' Fees and Expenses	42
Payable for Shareholder Services Fees — Class A	17
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	17
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	3
Other Liabilities	31
Total Liabilities	346
Net Assets	$229,618
Net Assets Consist of:
Paid-in-Capital	$240,618
Total Accumulated Loss	(11,000)
Net Assets	$229,618

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$153,568
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	19,394,582
Net Asset Value, Offering and Redemption Price Per Share	$7.92
CLASS A:
Net Assets	$75,188
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,470,628
Net Asset Value, Redemption Price Per Share	$7.94
Maximum Sales Load	1.00%
Maximum Sales Charge	$0.08
Maximum Offering Price Per Share	$8.02
CLASS L:
Net Assets	$781
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	98,737
Net Asset Value, Offering and Redemption Price Per Share	$7.91
CLASS C:
Net Assets	$35
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,470
Net Asset Value, Offering and Redemption Price Per Share	$7.90
CLASS IS:
Net Assets	$46
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,860
Net Asset Value, Offering and Redemption Price Per Share	$7.92

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$3,405
Dividends from Security of Affiliated Issuer (Note G)	41
Total Investment Income	3,446
Expenses:
Advisory Fees (Note B)	261
Shareholder Services Fees — Class A (Note D)	106
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	105
Sub Transfer Agency Fees — Class I	58
Sub Transfer Agency Fees — Class A	30
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	74
Registration Fees	38
Shareholder Reporting Fees	23
Pricing Fees	19
Custodian Fees (Note F)	12
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	5
Other Expenses	11
Total Expenses	752
Waiver of Advisory Fees (Note B)	(221)
Reimbursement of Class Specific Expenses — Class I (Note B)	(17)
Reimbursement of Class Specific Expenses — Class A (Note B)	(12)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	494
Net Investment Income	2,952
Realized Loss:
Investments Sold	(9)
Futures Contracts	(1,362)
Net Realized Loss	(1,371)
Change in Unrealized Appreciation (Depreciation):
Investments	(8,837)
Foreign Currency Translation	(— @)
Futures Contracts	(30)
Net Change in Unrealized Appreciation (Depreciation)	(8,867)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(10,238)
Net Decrease in Net Assets Resulting from Operations	$(7,286)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,952	$5,662
Net Realized Gain (Loss)	(1,371)	750
Net Change in Unrealized Appreciation (Depreciation)	(8,867)	2,470
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,286)	8,882
Dividends and Distributions to Shareholders:
Class I	(2,320)	(3,777)
Class A	(1,002)	(1,635)
Class L	(8)	(13)
Class C	(— @)	(1)
Class IS	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(3,330)	(5,426)
Capital Share Transactions:(1)
Class I:
Subscribed	54,808	140,638
Distributions Reinvested	2,210	3,751
Redeemed	(71,224)	(90,693)
Class A:
Subscribed	12,330	33,774
Distributions Reinvested	997	1,622
Redeemed	(17,803)	(21,842)
Class L:
Exchanged	20	656
Distributions Reinvested	8	13
Redeemed	(10)	(270)
Class C:
Distributions Reinvested	— @	1
Redeemed	—	(16)
Class IS:
Subscribed	31	5
Distributions Reinvested	— @	— @
Redeemed	(— @)	(— @)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,633)	67,639
Total Increase (Decrease) in Net Assets	(29,249)	71,095
Net Assets:
Beginning of Period	258,867	187,772
End of Period	$229,618	$258,867

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,683	17,226
Shares Issued on Distributions Reinvested	268	460
Shares Redeemed	(8,781)	(11,081)
Net Increase (Decrease) in Class I Shares Outstanding	(1,830)	6,605
Class A:
Shares Subscribed	1,493	4,121
Shares Issued on Distributions Reinvested	121	198
Shares Redeemed	(2,202)	(2,670)
Net Increase (Decrease) in Class A Shares Outstanding	(588)	1,649
Class L:
Shares Exchanged	2	81
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(1)	(34)
Net Increase in Class L Shares Outstanding	2	49
Class C:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	—	(2)
Net Increase (Decrease) in Class C Shares Outstanding	— @@	(2)
Class IS:
Shares Subscribed	4	1
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class IS Shares Outstanding	4	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.24		$8.13		$8.15		$8.12		$7.71		$7.81
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.21		0.17		0.16		0.15		0.13
Net Realized and Unrealized Gain (Loss)	(0.31)		0.10		(0.03)		0.02		0.41		(0.12)
Total from Investment Operations	(0.21)		0.31		0.14		0.18		0.56		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.20)		(0.16)		(0.15)		(0.15)		(0.11)
Net Asset Value, End of Period	$7.92		$8.24		$8.13		$8.15		$8.12		$7.71
Total Return(3)	(2.63	)%(11)	3.93	%(4)	1.79	%(5)	2.29	%(6)	7.43	%(7)	0.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$153,568		$174,909		$118,810		$103,131		$98,603		$102,808
Ratio of Expenses Before Expense Limitation	0.49	%(12)	0.49%		0.50%		0.53%		0.65%		0.63%
Ratio of Expenses After Expense Limitation	0.30	%(8)(12)	0.30	%(8)	0.28	%(8)	0.30	%(8)	0.36	%(8)(9)	0.53	%(8)
Ratio of Net Investment Income	2.34	%(8)(12)	2.55	%(8)	2.13	%(8)	1.92	%(8)	1.97	%(8)(9)	1.72	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	46	%(11)	64%		40%		43%		66%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.80%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.54%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.78%.

(7)  Performance was positively impacted by approximately 5.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.46%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.26		$8.15		$8.17		$8.13		$7.72		$7.83
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.19		0.15		0.14		0.14		0.11
Net Realized and Unrealized Gain (Loss)	(0.31)		0.10		(0.03)		0.03		0.40		(0.14)
Total from Investment Operations	(0.22)		0.29		0.12		0.17		0.54		(0.03)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.18)		(0.14)		(0.13)		(0.13)		(0.08)
Net Asset Value, End of Period	$7.94		$8.26		$8.15		$8.17		$8.13		$7.72
Total Return(3)	(2.74	)%(11)	3.66	%(4)	1.51	%(5)	2.15	%(6)	7.15	%(7)	(0.41)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,188		$83,111		$68,517		$82,157		$66,821		$1,761
Ratio of Expenses Before Expense Limitation	0.75	%(12)	0.76%		0.80%		0.80%		0.80%		1.22%
Ratio of Expenses After Expense Limitation	0.55	%(8)(12)	0.55	%(8)	0.55	%(8)	0.55	%(8)	0.52	%(8)(9)	0.88	%(8)
Ratio of Net Investment Income	2.09	%(8)(12)	2.30	%(8)	1.85	%(8)	1.66	%(8)	1.83	%(8)(9)	1.40	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	46	%(11)	64%		40%		43%		66%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 3.53%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.26%.

(6)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.65%.

(7)  Performance was positively impacted by approximately 5.94% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.21%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$8.24		$8.12		$8.15		$8.11		$7.70		$7.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.17		0.13		0.11		0.11		0.08
Net Realized and Unrealized Gain (Loss)	(0.32)		0.11		(0.04)		0.04		0.41		(0.13)
Total from Investment Operations	(0.24)		0.28		0.09		0.15		0.52		(0.05)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.16)		(0.12)		(0.11)		(0.11)		(0.05)
Net Asset Value, End of Period	$7.91		$8.24		$8.12		$8.15		$8.11		$7.70
Total Return(3)	(2.99	)%(11)	3.52	%(4)	1.14	%(5)	1.90	%(6)	6.79	%(7)	(0.68)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$781		$795		$382		$410		$403		$439
Ratio of Expenses Before Expense Limitation	1.21	%(12)	1.25%		1.52%		1.70%		1.83%		1.80%
Ratio of Expenses After Expense Limitation	0.80	%(8)(12)	0.80	%(8)	0.80	%(8)	0.80	%(8)	0.92	%(8)(9)	1.23	%(8)
Ratio of Net Investment Income	1.84	%(8)(12)	2.07	%(8)	1.61	%(8)	1.41	%(8)	1.42	%(8)(9)	1.05	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	46	%(11)	64%		40%		43%		66%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 3.39%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.89%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.39%.

(7)  Performance was positively impacted by approximately 5.92% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 0.87%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was1.23% for Class L shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$8.22		$8.10		$8.13		$8.09		$7.69		$7.78
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.06		0.13		0.09		0.07		0.07		0.02
Net Realized and Unrealized Gain (Loss)	(0.31)		0.11		(0.04)		0.04		0.41		(0.09)
Total from Investment Operations	(0.25)		0.24		0.05		0.11		0.48		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.12)		(0.08)		(0.07)		(0.08)		(0.02)
Net Asset Value, End of Period	$7.90		$8.22		$8.10		$8.13		$8.09		$7.69
Total Return(4)	(3.12	)%(12)	3.01	%(5)	0.64	%(6)	1.34	%(7)	6.24	%(8)	(0.92	)%(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35		$36		$52		$52		$95		$71
Ratio of Expenses Before Expense Limitation	6.85	%(13)	6.34%		5.69%		4.92%		3.95%		6.73	%(13)
Ratio of Expenses After Expense Limitation	1.30	%(9)(13)	1.30	%(9)	1.30	%(9)	1.30	%(9)	1.39	%(9)(10)	1.63	%(9)(13)
Ratio of Net Investment Income	1.34	%(9)(13)	1.55	%(9)	1.11	%(9)	0.85	%(9)	0.93	%(9)(10)	0.73	%(9)(13)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)(13)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)(13)
Portfolio Turnover Rate	46	%(12)	64%		40%		43%		66%		41	%(12)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.88%.

(6)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.39%.

(7)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.84%.

(8)  Performance was positively impacted by approximately 5.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.47%.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

(11)  Amount is less than 0.005%.

(12)  Not annualized.

(13)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Short Duration Income Portfolio

	Class IS
	Six Months Ended March 31, 2020		Year Ended September 30,						Period from January 11, 2016(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		September 30, 2016(1)
Net Asset Value, Beginning of Period	$8.24		$8.13		$8.15		$8.11		$7.65
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.21		0.18		0.16		0.17
Net Realized and Unrealized Gain (Loss)	(0.31)		0.11		(0.03)		0.04		0.39
Total from Investment Operations	(0.21)		0.32		0.15		0.20		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.21)		(0.17)		(0.16)		(0.10)
Net Asset Value, End of Period	$7.92		$8.24		$8.13		$8.15		$8.11
Total Return(4)	(2.60	)%(11)	3.98	%(5)	1.83	%(6)	2.46	%(7)	7.42	%(8)(11)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$16		$11		$11		$11
Ratio of Expenses Before Expense Limitation	13.30	%(12)	17.44%		18.54%		16.24%		17.12	%(12)
Ratio of Expenses After Expense Limitation	0.24	%(9)(12)	0.24	%(9)	0.25	%(9)	0.25	%(9)	0.25	%(9)(12)
Ratio of Net Investment Income	2.38	%(9)(12)	2.61	%(9)	2.16	%(9)	1.96	%(9)	2.20	%(9)(12)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)(12)
Portfolio Turnover Rate	46	%(11)	64%		40%		43%		66	%(11)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 3.85%.

(6)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.58%.

(7)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.95%.

(8)  Performance was positively impacted by approximately 5.96% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.46%.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest in additional Class L and Class C shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,003	$—	$1,003
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	333	—	333
Agency Fixed Rate Mortgages	—	1,492	—	1,492
Asset-Backed Securities	—	43,623	—	43,623
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,162	—	1,162
Commercial Mortgage-Backed Securities	—	2,425	—	2,425
Corporate Bonds	—	146,093	—	146,093
Mortgages — Other	—	14,158	—	14,158
Sovereign	—	422	—	422
Total Fixed Income Securities	—	210,711	—	210,711

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets (cont):
Short-Term Investments
Commercial Paper	$—	$4,873	$—	$4,873
Corporate Bond	—	1,264	—	1,264
Investment Company	10,147	—	—	10,147
U.S. Treasury Security	—	1,350	—	1,350
Total Short-Term Investments	10,147	7,487	—	17,634
Futures Contracts	1,222	—	—	1,222
Total Assets	11,369	218,198	—	229,567
Liabilities:
Futures Contracts	(1,488)	—	—	(1,488)
Total	$9,881	$218,198	$—	$228,079

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$1,222	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$(1,488	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(1,362)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(30)

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$203,414,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $221,000 of advisory fees were waived and approximately $32,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $107,058,000 and $124,311,000, respectively. For the six months ended March 31, 2020, purchases and sales of long-term U.S. Government securities were approximately $5,286,000 and $11,832,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10,033	$85,578	$85,464	$41
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$10,147

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$5,426	$3,664

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,051	$—

At September 30, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $643,000 and $2,398,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $455,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.4%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $3,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

28

Privacy Notice (unaudited)   April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)   April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
3055750 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Privacy Notice	26
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,015.00	$1,021.15	$3.88	$3.89	0.77%
Discovery Portfolio Class A	1,000.00	1,014.00	1,019.90	5.14	5.15	1.02
Discovery Portfolio Class L	1,000.00	1,010.70	1,017.40	7.64	7.67	1.52
Discovery Portfolio Class C	1,000.00	1,009.70	1,016.15	8.89	8.92	1.77
Discovery Portfolio Class IS	1,000.00	1,015.90	1,021.75	3.28	3.29	0.65

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc. (a)	52,267	$5,689
Exact Sciences Corp. (a)	153,002	8,874
Moderna, Inc. (a)	167,782	5,025
		19,588
Entertainment (7.0%)
Roku, Inc. (a)	228,108	19,955
Spotify Technology SA (a)	271,505	32,971
		52,926
Health Care Equipment & Supplies (6.8%)
DexCom, Inc. (a)	147,164	39,627
Penumbra, Inc. (a)	71,197	11,486
		51,113
Health Care Providers & Services (2.3%)
Covetrus, Inc. (a)	411,228	3,348
Guardant Health, Inc. (a)	195,666	13,618
		16,966
Health Care Technology (5.5%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $2,693; acquired 11/7/18)	7,122	3,026
Veeva Systems, Inc., Class A (a)	247,627	38,721
		41,747
Information Technology Services (24.4%)
Adyen N.V. (Netherlands) (a)	19,432	16,601
MongoDB, Inc. (a)	257,420	35,148
Okta, Inc. (a)	291,335	35,619
Shopify, Inc., Class A (Canada) (a)	106,100	44,236
Square, Inc., Class A (a)	544,543	28,523
Twilio, Inc., Class A (a)	274,262	24,544
		184,671
Interactive Media & Services (9.5%)
Pinterest, Inc., Class A (a)	759,813	11,732
Snap, Inc., Class A (a)	953,307	11,335
Twitter, Inc. (a)	1,175,696	28,875
Zillow Group, Inc., Class C (a)(d)	561,388	20,221
		72,163
Internet & Direct Marketing Retail (6.5%)
Chewy, Inc., Class A (a)	761,906	28,564
Farfetch Ltd., Class A (a)	798,566	6,308
Overstock.com, Inc. (a)	440,256	2,197
Wayfair, Inc., Class A (a)	221,649	11,845
		48,914
	Shares	Value (000)
Leisure Products (1.7%)
Peloton Interactive, Inc., Class A (a)	484,719	$12,869
Life Sciences Tools & Services (2.8%)
10X Genomics, Inc., Class A (a)	343,511	21,408
Software (23.6%)
Alteryx, Inc., Class A (a)	264,068	25,131
Coupa Software, Inc. (a)	247,941	34,645
Datadog, Inc., Class A (a)	323,331	11,633
Slack Technologies, Inc., Class A (a)	1,528,394	41,022
Trade Desk, Inc. (The), Class A (a)	135,056	26,066
Zoom Video Communications, Inc., Class A (a)	273,486	39,962
		178,459
Specialty Retail (2.6%)
Carvana Co. (a)(d)	360,149	19,841
Total Common Stocks (Cost $668,854)		720,665
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	12,641,231	12,641
	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $1,204; fully collateralized by U.S. Government obligations; 0.05% - 1.25% due 7/15/20 - 1/31/22; valued at $1,228)	$1,204	1,204
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $527; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $537)	527	527
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $414; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $422)	414	414
		2,145
Total Securities held as Collateral on Loaned Securities (Cost $14,786)		14,786

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

	Shares	Value (000)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $37,902)	37,901,679	$37,902
Total Short-Term Investments (Cost $52,688)		52,688
Total Investments Excluding Purchased Options (102.2%) (Cost $721,542)		773,353
Total Purchased Options Outstanding (0.3%) (Cost $2,804)		2,061
Total Investments (102.5%) (Cost $724,346) Including $15,292 of Securities Loaned (e)(f)		775,414
Liabilities in Excess of Other Assets (–2.5%)		(18,983)
Net Assets (100.0%)		$756,431

(a)  Non-income producing security.

(b)  At March 31, 2020, the Fund held a fair valued security valued at approximately $3,026,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $3,026,000 and represents 0.4% of net assets.

(d)  All or a portion of this security was on loan at March 31, 2020.

(e)  The approximate fair value and percentage of net assets, $16,601,000 and 2.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $143,518,000 and the aggregate gross unrealized depreciation is approximately $92,450,000, resulting in net unrealized appreciation of approximately $51,068,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan-21	197,985,615	197,986	$1,325	$864	$461
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	178,281,259	178,281	261	920	(659)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep-20	188,938,749	188,939	475	1,020	(545)
							$2,061	$2,804	$(743)

CNH  —  Chinese Yuan Renminbi Offshore.

USD  —  United States Dollar.

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.3%
Software	23.5
Other**	12.0
Interactive Media & Services	9.5
Entertainment	7.0
Health Care Equipment & Supplies	6.7
Internet & Direct Marketing Retail	6.5
Health Care Technology	5.5
Short-Term Investments	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $673,803)	$724,871
Investment in Security of Affiliated Issuer, at Value (Cost $50,543)	50,543
Total Investments in Securities, at Value (Cost $724,346)	775,414
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	95
Receivable for Fund Shares Sold	2,103
Receivable for Investments Sold	479
Receivable from Affiliate	30
Receivable from Securities Lending Income	26
Other Assets	255
Total Assets	778,403
Liabilities:
Collateral on Securities Loaned, at Value	14,881
Due to Broker	2,345
Payable for Fund Shares Redeemed	1,659
Payable for Investments Purchased	1,566
Payable for Advisory Fees	1,049
Payable for Sub Transfer Agency Fees — Class I	59
Payable for Sub Transfer Agency Fees — Class A	50
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	65
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	6
Payable for Professional Fees	60
Payable for Administration Fees	51
Payable for Trustees' Fees and Expenses	42
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	11
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	3
Payable for Custodian Fees	6
Other Liabilities	108
Total Liabilities	21,972
Net Assets	$756,431
Net Assets Consist of:
Paid-in-Capital	$711,313
Total Distributable Earnings	45,118
Net Assets	$756,431
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$312,815
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,381,831
Net Asset Value, Offering and Redemption Price Per Share	$18.00
CLASS A:
Net Assets	$304,158
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	21,545,929
Net Asset Value, Redemption Price Per Share	$14.12
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.78
Maximum Offering Price Per Share	$14.90
CLASS L:
Net Assets	$7,215
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	593,795
Net Asset Value, Offering and Redemption Price Per Share	$12.15
CLASS C:
Net Assets	$6,758
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	496,600
Net Asset Value, Offering and Redemption Price Per Share	$13.61
CLASS IS:
Net Assets	$125,485
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,880,433
Net Asset Value, Offering and Redemption Price Per Share	$18.24
(1) Including: Securities on Loan, at Value:	$15,292

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Discovery Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Income from Securities Loaned — Net	$1,645
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	316
Dividends from Security of Affiliated Issuer (Note G)	153
Total Investment Income	2,114
Expenses:
Advisory Fees (Note B)	2,175
Shareholder Services Fees — Class A (Note D)	465
Distribution and Shareholder Services Fees — Class L (Note D)	31
Distribution and Shareholder Services Fees — Class C (Note D)	36
Sub Transfer Agency Fees — Class I	201
Sub Transfer Agency Fees — Class A	223
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	3
Administration Fees (Note C)	348
Professional Fees	94
Registration Fees	87
Shareholder Reporting Fees	55
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	22
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	5
Custodian Fees (Note F)	17
Trustees' Fees and Expenses	13
Pricing Fees	2
Other Expenses	20
Expenses Before Non Operating Expenses	3,811
Bank Overdraft Expense	9
Total Expenses	3,820
Rebate from Morgan Stanley Affiliate (Note G)	(21)
Net Expenses	3,799
Net Investment Loss	(1,685)
Realized Gain (Loss):
Investments Sold	10,828
Foreign Currency Translation	(—	@)
Net Realized Gain	10,828
Change in Unrealized Appreciation (Depreciation):
Investments	6,543
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	6,543
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	17,371
Net Increase in Net Assets Resulting from Operations	$15,686

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,685)	$(2,925)
Net Realized Gain	10,828	134,151
Net Change in Unrealized Appreciation (Depreciation)	6,543	(123,664)
Net Increase in Net Assets Resulting from Operations	15,686	7,562
Dividends and Distributions to Shareholders:
Class I	(37,434)	(47,434)
Class A	(47,691)	(56,202)
Class L	(1,239)	(1,904)
Class C	(1,011)	(138)
Class IS	(14,656)	(15,697)
Total Dividends and Distributions to Shareholders	(102,031)	(121,375)
Capital Share Transactions:(1)
Class I:
Subscribed	78,378	233,979
Distributions Reinvested	37,394	47,059
Redeemed	(145,614)	(169,311)
Class A:
Subscribed	50,804	269,839
Distributions Reinvested	47,483	55,847
Redeemed	(159,126)	(167,362)
Class L:
Exchanged	—	28
Distributions Reinvested	1,231	1,883
Redeemed	(1,031)	(1,677)
Class C:
Subscribed	1,320	7,204
Distributions Reinvested	1,003	136
Redeemed	(1,067)	(1,047)
Class IS:
Subscribed	20,481	51,205
Distributions Reinvested	14,656	15,694
Redeemed	(26,452)	(18,561)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(80,540)	324,916
Total Increase (Decrease) in Net Assets	(166,885)	211,103
Net Assets:
Beginning of Period	923,316	712,213
End of Period	$756,431	$923,316

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,005	11,358
Shares Issued on Distributions Reinvested	1,994	2,875
Shares Redeemed	(7,430)	(8,473)
Net Increase (Decrease) in Class I Shares Outstanding	(1,431)	5,760
Class A:
Shares Subscribed	3,209	15,741
Shares Issued on Distributions Reinvested	3,226	4,208
Shares Redeemed	(9,914)	(10,392)
Net Increase (Decrease) in Class A Shares Outstanding	(3,479)	9,557
Class L:
Shares Exchanged	—	2
Shares Issued on Distributions Reinvested	97	160
Shares Redeemed	(75)	(123)
Net Increase in Class L Shares Outstanding	22	39
Class C:
Shares Subscribed	84	448
Shares Issued on Distributions Reinvested	71	10
Shares Redeemed	(74)	(70)
Net Increase in Class C Shares Outstanding	81	388
Class IS:
Shares Subscribed	1,002	2,482
Shares Issued on Distributions Reinvested	772	949
Shares Redeemed	(1,379)	(902)
Net Increase in Class IS Shares Outstanding	395	2,529

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$19.92		$23.30		$22.30		$31.85		$35.96		$44.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.05)		(0.07)		0.05		0.03		(0.16)
Net Realized and Unrealized Gain (Loss)	0.42		0.35		7.99		1.99		0.18		(2.33)
Total from Investment Operations	0.39		0.30		7.92		2.04		0.21		(2.49)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.09)
Net Realized Gain	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.19)
Total Distributions	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.28)
Net Asset Value, End of Period	$18.00		$19.92		$23.30		$22.30		$31.85		$35.96
Total Return(3)	1.50	%(6)	4.71%		47.85%		16.16%		0.19%		(6.18)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$312,815		$374,736		$304,179		$242,140		$563,397		$2,164,565
Ratio of Expenses Before Expense Limitation	0.77	%(7)	0.74%		0.72%		0.72%		0.74%		N/A
Ratio of Expenses After Expense Limitation	0.76%		0.73	%(4)	0.71	%(4)	0.72	%(4)	0.73	%(4)	0.74	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.76	%(4)(7)	0.73	%(4)	0.71	%(4)	0.71	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.28	)%(4)(7)	(0.27	)%(4)	(0.35	)%(4)	0.21	%(4)	0.09	%(4)	(0.39	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	27	%(6)	116%		86%		59%		23%		27%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$16.12		$19.71		$19.92		$29.86		$34.06		$42.70
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.09)		(0.11)		(0.03)		(0.05)		(0.26)
Net Realized and Unrealized Gain (Loss)	0.35		0.18		6.82		1.68		0.17		(2.19)
Total from Investment Operations	0.31		0.09		6.71		1.65		0.12		(2.45)
Distributions from and/or in Excess of:
Net Realized Gain	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.19)
Net Asset Value, End of Period	$14.12		$16.12		$19.71		$19.92		$29.86		$34.06
Total Return(3)	1.40	%(6)	4.40%		47.36%		15.85%		(0.12)%		(6.40)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$304,158		$403,285		$304,921		$289,123		$480,488		$996,553
Ratio of Expenses Before Expense Limitation	1.03	%(7)	1.00%		1.02%		1.01%		1.00%		N/A
Ratio of Expenses After Expense Limitation	1.02	%(4)(7)	0.99	%(4)	1.01	%(4)	1.01	%(4)	0.99	%(4)	1.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.02	%(4)(7)	0.99	%(4)	1.01	%(4)	1.00	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.54	)%(4)(7)	(0.52	)%(4)	(0.65	)%(4)	(0.17	)%(4)	(0.17	)%(4)	(0.65	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	27	%(6)	116%		86%		59%		23%		27%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund..

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$14.21		$17.96		$18.79		$29.01		$33.39		$42.20
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.15)		(0.18)		(0.16)		(0.22)		(0.46)
Net Realized and Unrealized Gain (Loss)	0.32		0.08		6.27		1.53		0.16		(2.16)
Total from Investment Operations	0.25		(0.07)		6.09		1.37		(0.06)		(2.62)
Distributions from and/or in Excess of:
Net Realized Gain	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.19)
Net Asset Value, End of Period	$12.15		$14.21		$17.96		$18.79		$29.01		$33.39
Total Return(3)	1.07	%(6)	3.90%		46.73%		15.07%		(0.73)%		(6.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,215		$8,124		$9,572		$8,091		$9,874		$12,600
Ratio of Expenses Before Expense Limitation	1.53	%(7)	1.51%		1.51%		1.64%		1.61%		N/A
Ratio of Expenses After Expense Limitation	1.52	%(4)(7)	1.50	%(4)	1.50	%(4)	1.63	%(4)	1.60	%(4)	1.55	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.52	%(4)(7)	1.50	%(4)	1.50	%(4)	1.63	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.04	)%(4)(7)	(1.06	)%(4)	(1.15	)%(4)	(0.85	)%(4)	(0.76	)%(4)	(1.20	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	27	%(6)	116%		86%		59%		23%		27%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31,2020		Year Ended September 30,				Period from May 31,2017(1) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		September 30, 2017
Net Asset Value, Beginning of Period	$15.67		$19.42		$19.85		$19.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.22)		(0.29)		(0.09)
Net Realized and Unrealized Gain	0.35		0.15		6.78		0.60
Total from Investment Operations	0.25		(0.07)		6.49		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(2.31)		(3.68)		(6.92)		—
Net Asset Value, End of Period	$13.61		$15.67		$19.42		$19.85
Total Return(3)	0.97	%(6)	3.55%		46.08%		2.64	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,758		$6,518		$536		$10
Ratio of Expenses Before Expense Limitation	1.78	%(7)	1.84%		3.69%		15.31	%(7)
Ratio of Expenses After Expense Limitation	1.77	%(4)(7)	1.83	%(4)	1.89	%(4)	1.90	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	1.77	%(4)(7)	1.83	%(4)	1.89	%(4)	1.90	%(4)(7)
Ratio of Net Investment Loss	(1.29	)%(4)(7)	(1.32	)%(4)	(1.58	)%(4)	(1.34	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	27	%(6)	116%		86%		59	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expenses Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Discovery Portfolio

	Class IS
	Six Months Ended March 31, 2020		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		2015
Net Asset Value, Beginning of Period	$20.15		$23.50		$22.43		$31.94		$36.03		$44.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.04)		(0.06)		0.04		0.07		(0.10)
Net Realized and Unrealized Gain (Loss)	0.42		0.37		8.05		2.04		0.16		(2.33)
Total from Investment Operations	0.40		0.33		7.99		2.08		0.23		(2.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.15)
Net Realized Gain	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.19)
Total Distributions	(2.31)		(3.68)		(6.92)		(11.59)		(4.32)		(6.34)
Net Asset Value, End of Period	$18.24		$20.15		$23.50		$22.43		$31.94		$36.03
Total Return(3)	1.59	%(6)	4.77%		47.89%		16.24%		0.25%		(6.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,485		$130,653		$93,005		$63,225		$219,255		$1,087,612
Ratio of Expenses Before Expense Limitation	0.66	%(7)	0.64%		0.66%		0.65%		0.62%		N/A
Ratio of Expenses After Expense Limitation	0.65	%(4)(7)	0.63	%(4)	0.65	%(4)	0.65	%(4)	0.61	%(4)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	0.65	%(4)(7)	0.63	%(4)	0.65	%(4)	0.65	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.17	)%(4)(7)	(0.18	)%(4)	(0.30	)%(4)	0.18	%(4)	0.22	%(4)	(0.25	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	27	%(6)	116%		86%		59%		23%		27%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$19,588	$—	$—	$19,588
Entertainment	52,926	—	—	52,926
Health Care Equipment & Supplies	51,113	—	—	51,113
Health Care Providers & Services	16,966	—	—	16,966
Health Care Technology	38,721	—	3,026	41,747
Information Technology Services	168,070	16,601	—	184,671
Interactive Media & Services	72,163	—	—	72,163
Internet & Direct Marketing Retail	48,914	—	—	48,914
Leisure Products	12,869	—	—	12,869
Life Sciences Tools & Services	21,408	—	—	21,408
Software	178,459	—	—	178,459
Specialty Retail	19,841	—	—	19,841
Total Common Stocks	701,038	16,601	3,026	720,665
Call Options Purchased	—	2,061	—	2,061
Short-Term Investments
Investment Company	50,543	—	—	50,543
Repurchase Agreements	—	2,145	—	2,145
Total Short-Term Investments	50,543	2,145	—	52,688
Total Assets	$751,581	$20,807	$3,026	$775,414

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$2,832
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	194
Realized gains (losses)	—
Ending Balance	$3,026
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$194

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$3,026	Market Transaction Method	Precedent Transaction	$449.46		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	Increase
			Discount for Lack of Marketability	11.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

  A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its invest-

ment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$2,061	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(1,239	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$616(c)

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Options Purchased	$2,061	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$2,061	$—	$(2,061)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	523,800,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$15,292	(f)	$—	$(14,976	)(g)	$316

(f)  Represents market value of loaned securities at period end.

(g)  The Fund received cash collateral of approximately $14,881,000, of which approximately $14,786,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2020, there was uninvested cash of approximately $95,000, which is not reflected in the Portfolio of Investments.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2020:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$14,881	$—	$—	$—	$14,881
Total Borrowings	$14,881	$—	$—	$—	$14,881
Gross amount of recognized liabilities for securities lending transactions					$14,881

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

than long-term U.S. Government securities and short-term investments were approximately $228,875,000 and $410,423,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $21,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$66,220	$241,842	$257,519	$153
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$50,543

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund engaged in cross-trade purchases of approximately $1,439,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$10,731	$110,644	$—	$191,747

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at September 30, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(23,150)	$23,150

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$21,322	$80,673

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.2%.

K. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

25

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
3056753 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
Privacy Notice	30
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Strategic Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$890.40	$1,022.05	$2.79	$2.98	0.58%
Strategic Income Portfolio Class A	1,000.00	888.80	1,020.25	4.49	4.80	0.95
Strategic Income Portfolio Class C	1,000.00	885.80	1,016.50	8.01	8.57	1.70
Strategic Income Portfolio Class IS	1,000.00	890.60	1,022.15	2.69	2.88	0.57

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.2%)
Asset-Backed Securities (29.2%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 1 Month USD LIBOR + 1.73%, 2.67%, 10/25/34 (a)	$39	$34
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)	100	94
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 3.05%, 5/25/34 (a)	222	186
AMSR Trust,
3.87%, 1/19/39 (a)(b)	200	147
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.87%, 2/28/40 (a)(b)	124	112
BCMSC Trust,
7.51%, 1/15/29 (a)	138	122
Cascade Funding Mortgage Trust,
4.49%, 12/25/29 (a)(b)	205	160
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34	32	32
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)	100	83
4.60%, 6/17/24 (b)	400	249
Consumer Loan Underlying Bond Credit Trust,
3.48%, 12/15/26 (b)	100	80
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 1.70%, 2/25/33 (a)	59	57
1 Month USD LIBOR + 1.46%, 2.40%, 5/25/32 (a)	42	41
DT Auto Owner Trust,
5.33%, 11/17/25 (b)	100	67
ECAF I Ltd.,
4.95%, 6/15/40 (b)	235	202
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.10%, 2.05%, 5/25/37 (a)(b)	70	68
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.12%, 10/25/34 (a)	44	40
European Residential Loan Securitisation,
1 Month EURIBOR + 2.00%, 1.55%, 7/24/54 (a)	239	261
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	240	168
Finance of America HECM Buyout,
2.72%, 2/25/30 (a)(b)	200	200
3.50%, 12/27/49 (b)	200	198
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 1.34%, 2/27/35 (a)(b)	21	18
	Face Amount (000)		Value (000)
FREED ABS Trust,
3.19%, 11/18/26 (b)		$100	$88
GSAA Home Equity Trust,
6.00%, 11/25/36		24	12
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 1.27%, 3/25/46 (a)		100	96
Home Partners of America Trust,
1 Month USD LIBOR + 2.65%, 3.45%, 7/17/34 (a)(b)		100	89
3.60%, 9/17/39 (b)		98	87
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 2.70%, 6/17/37 (a)(b)		200	163
1 Month USD LIBOR + 2.20%, 3.00%, 1/17/38 (a)(b)		252	214
MACH 1 CaymanLtd.,
3.47%, 10/15/39 (b)		242	169
MFA LLC,
4.16%, 7/25/48 (b)		68	67
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 1.20%, 4/25/37 (a)		29	28
Newday Funding PLC,
1 Month GBP LIBOR + 2.40%, 3.11%, 9/15/27 (a)(b)	GBP	100	121
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 2.65%, 2/25/44 (a)(b)		$155	150
OnDeck Asset Securitization Trust II LLC,
3.14%, 11/18/24 (b)		200	198
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 1.22%, 3/25/37 (a)		51	45
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 3.60%, 8/25/25 (a)(b)		200	185
1 Month USD LIBOR + 2.85%, 3.80%, 2/25/23 (a)(b)		250	175
Progress Residential Trust,
3.68%, 10/17/36 (b)		200	165
4.38%, 3/17/35 (b)		100	96
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		100	93
ReadyCap Lending Small Business Loan Trust,
PRIME — 0.50%, 2.75%, 12/27/44 (a)(b)		91	82
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	83
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	145
Skopos Auto Receivables Trust,
3.63%, 9/16/24 (b)		100	81

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.16%, 1/25/40 (a)	EUR	300	$295
Small Business Origination Loan Trust,
4.05%, 12/15/27 (a)	GBP	75	37
Sprite Ltd.,
4.25%, 12/15/37 (b)		$167	127
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)		232	229
START Ireland,
4.09%, 3/15/44 (b)		232	163
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	174
5.77%, 11/17/33 (b)		200	195
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 3.50%, 1/25/34 (a)(b)		37	36
1 Month USD LIBOR + 2.78%, 3.72%, 11/25/31 (a)(b)		38	36
Upgrade Receivables Trust,
3.51%, 10/15/25 (b)		100	92
VCAT LLC,
3.57%, 11/25/49 (b)		93	92
			6,727
Collateralized Mortgage Obligation — Agency Collateral Series (0.0%)
Government National Mortgage Association,
IO
0.81%, 8/20/58 (a)		315	8
Commercial Mortgage-Backed Securities (4.2%)
BX Trust,
1 Month USD LIBOR + 3.15%, 3.85%, 7/15/34 (a)(b)		85	67
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.90%, 10/15/36 (a)(b)		100	79
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)		100	83
4.69%, 6/10/47 (a)		50	46
Jackson Park Trust LIC,
3.24%, 10/14/39 (a)(b)		150	121
MFT Trust,
3.48%, 2/6/30 (a)(b)		250	192
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (a)(b)		250	134
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 2.65%, 10/15/49 (a)(b)		97	87
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	106
	Face Amount (000)		Value (000)
Wells Fargo Commercial Mortgage Trust,
4.16%, 5/15/48 (a)		$75	$62
			977
Corporate Bonds (40.9%)
Communications (0.3%)
Crown Castle International Corp.,
3.30%, 7/1/30		25	25
TEGNA, Inc.,
4.63%, 3/15/28 (b)		45	40
			65
Finance (19.7%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)		200	202
Air Lease Corp.,
3.75%, 6/1/26		125	108
Aon Corp.,
2.20%, 11/15/22		50	50
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	39
Bank of America Corp.,
2.46%, 10/22/25		250	253
4.25%, 10/22/26		350	373
BBVA USA,
2.88%, 6/29/22		250	244
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	105
Brown & Brown, Inc.,
4.20%, 9/15/24		$50	53
Citigroup, Inc.,
5.50%, 9/13/25		325	356
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	122
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	109
Credit Agricole SA,
1.38%, 3/13/25		100	107
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24		$75	72
DBS Group Holdings Ltd.,
1.50%, 4/11/28	EUR	100	107
Deutsche Bank AG,
2.70%, 7/13/20		$25	24
3.15%, 1/22/21		100	98
Discover Financial Services,
3.95%, 11/6/24		25	25
Equitable Holdings, Inc.,
3.90%, 4/20/23		250	248
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	108
4.25%, 10/21/25		$125	129
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)		125	127

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont'd)
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		$75	$71
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	238
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	196
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		150	149
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		150	154
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	26
Service Properties Trust,
4.35%, 10/1/24		125	92
Societe Generale SA,
2.63%, 1/22/25 (b)		200	193
Synchrony Financial,
4.25%, 8/15/24		250	241
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	110
			4,529
Industrials (18.8%)
AbbVie, Inc.,
2.60%, 11/21/24 (b)		$250	253
Albertsons Cos., Inc./Safeway, Inc./ New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		25	25
Allison Transmission, Inc.,
5.00%, 10/1/24 (b)		75	73
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	57
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		250	226
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.,
5.50%, 4/1/23		3	3
5.75%, 7/15/27 (b)		49	39
Berry Global, Inc.,
4.50%, 2/15/26 (b)		25	24
Boyd Gaming Corp.,
4.75%, 12/1/27 (b)		40	33
Crown Castle International Corp.,
5.25%, 1/15/23		125	130
CSX Corp.,
2.40%, 2/15/30		75	74
Dell International LLC/EMC Corp.,
8.10%, 7/15/36 (b)		100	115
Delta Air Lines, Inc.,
4.38%, 4/19/28		50	40
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	51
	Face Amount (000)		Value (000)
Eldorado Gold Corp.,
9.50%, 6/1/24 (b)		$25	$25
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	184
Garda World Security Corp.,
9.50%, 11/1/27 (b)		50	45
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		50	38
7.00%, 6/15/23		25	21
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	106
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)		$75	70
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	74
HCA, Inc.,
4.13%, 6/15/29		125	126
Hertz Corp. (The),
7.13%, 8/1/26 (b)		75	40
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (b)		20	9
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (b)		75	66
Hyundai Capital America,
2.38%, 2/10/23 (b)		25	24
Intelsat Jackson Holdings SA,
5.50%, 8/1/23		25	17
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	25
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	61
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	68
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	215
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	22
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	20
McDonald's Corp.,
1.45%, 9/1/25		75	72
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		75	57
Mosaic Co. (The),
4.25%, 11/15/23		125	119
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	63
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	76
Oceaneering International, Inc.,
6.00%, 2/1/28		75	29

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	$94
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$75	52
Ryder System, Inc.,
2.50%, 9/1/24		125	119
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	112
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	62
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	75
Silgan Holdings, Inc.,
2.25%, 6/1/28 (b)	EUR	100	98
Solvay Finance SA,
5.12%, 6/20/21 (c)		100	111
Sotheby's,
7.38%, 10/15/27 (b)		$200	160
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
4.74%, 9/20/29 (b)		200	206
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	90
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		$13	12
Thermo Fisher Scientific, Inc.,
4.13%, 3/25/25		125	134
Verizon Communications, Inc.,
3.88%, 2/8/29		125	139
Western Midstream Operating LP,
3.10%, 2/1/25		75	38
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
			4,341
Technology (1.0%)
Lam Research Corp.,
3.75%, 3/15/26		125	133
Texas Instruments, Inc.,
1.38%, 3/12/25		100	99
			232
Utilities (1.1%)
Greenko Investment Co.,
4.88%, 8/16/23		200	164
ONEOK, Inc.,
3.40%, 9/1/29		125	94
			258
			9,425
	Face Amount (000)		Value (000)
Mortgages — Other (14.5%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.01%, 3/17/39 (a)	GBP	35	$34
Alternative Loan Trust,
4.12%, 3/25/35 (a)		$31	29
5.75%, 3/25/34		36	37
PAC
1 Month USD LIBOR + 0.45%, 1.40%, 10/25/36 (a)		40	17
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		72	31
Banc of America Mortgage Trust,
4.40%, 3/25/33 (a)		22	19
4.64%, 6/25/35 (a)		134	116
Bear Stearns ARM Trust,
3.81%, 2/25/36 (a)		26	24
4.77%, 8/25/33 (a)		139	128
Bear Stearns Trust,
3.55%, 4/25/35 (a)		29	25
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b)		221	155
5.80%, 6/25/48 (b)		100	74
Citigroup Mortgage Loan Trust,
3.76%, 6/25/36 (a)		25	17
Deephaven Residential Mortgage Trust,
3.49%, 12/26/46 (a)(b)		133	131
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.57%, 4/25/39 (a)	EUR	65	58
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		20	18
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (a)(b)		$200	203
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		53	53
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	35	31
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (a)		32	33
GSR Mortgage Loan Trust,
4.21%, 12/25/34 (a)		$50	45
HarborView Mortgage Loan Trust,
3.82%, 6/19/34 (a)		68	57
4.22%, 2/25/36 (a)		30	15
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	20	19
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)		70	65

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)	EUR	59	$55
IndyMac INDX Mortgage Loan Trust,
3.85%, 12/25/34 (a)		$19	17
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	14	14
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		40	37
Lehman Mortgage Trust,
6.00%, 7/25/36		$61	42
LHOME Mortgage Trust,
3.87%, 7/25/24 (b)		100	92
National City Mortgage Capital Trust,
6.00%, 3/25/38		14	13
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.49%, 12/15/50 (a)	GBP	116	124
OBX Trust,
3.50%, 10/25/59 (a)(b)		$84	83
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		134	124
PRPM LLC,
3.50%, 10/25/24 (a)(b)		94	93
RBSSP Resecuritization Trust,
3.74%, 12/25/35 (a)(b)		140	138
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		51	53
ResLoC UK PLC,
3 Month EURIBOR + 0.45%, 0.00%, 12/15/43 (a)	EUR	104	89
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		$150	118
4.50%, 2/25/59 (a)(b)		150	118
4.75%, 5/25/57 - 10/25/58 (a)		200	159
4.75%, 7/25/58 (a)(b)		200	155
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		143	134
STARM Mortgage Loan Trust,
4.49%, 1/25/37 (a)		24	23
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 1.08%, 6/10/59 (a)	GBP	80	84
3 Month GBP LIBOR + 0.75%, 1.28%, 6/10/59 (a)		36	38
3 Month GBP LIBOR + 0.55%, 1.33%, 10/10/40 (a)		89	88
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$24	25
			3,350
	Face Amount (000)		Value (000)
Sovereign (4.4%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	$1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	66
Ghana Government International Bond,
8.13%, 1/18/26		$200	158
Guatemala Government Bond,
4.88%, 2/13/28		200	196
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	138
3.45%, 4/2/24 (b)		40	48
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	35
8.25%, 5/15/29		465,000	29
Peruvian Government International Bond,
(Units)
5.40%, 8/12/34 (b)(d)	PEN	60	17
Petroleos Mexicanos,
6.84%, 1/23/30 (b)		$10	7
Senegal Government International Bond,
6.25%, 5/23/33		200	181
Ukraine Government International Bond,
7.75%, 9/1/23		150	141
			1,017
Total Fixed Income Securities (Cost $24,338)			21,504
	Shares
Short-Term Investments (4.3%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $392)		392,357	392
	Face Amount (000)
U.S. Treasury Securities (0.9%)
U.S. Treasury Bills,
0.01%, 7/30/20 (e)(f)		$30	30
1.53%, 7/30/20 (e)(f)		170	169
Total U.S. Treasury Securities (Cost $200)			199
Corporate Bond (1.1%)
Finance (1.1%)
Discover Bank,
3.10%, 6/4/20 (Cost $250)		250	250

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (g) (0.6%)
Industrials (0.6%)
General Electric Co.,
4.38%, 9/16/20 (Cost $126)	$125	$126
Total Short-Term Investments (Cost $968)		967
Total Investments (97.5%) (Cost $25,306) (h)(i)		22,471
Other Assets in Excess of Liabilities (2.5%)		567
Net Assets (100.0%)		$23,038

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.

(d)  Consists of one or more classes of securities traded together as a unit.

(e)  Rate shown is the yield to maturity at March 31, 2020.

(f)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)  The rates shown are the effective yields at the date of purchase.

(h)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(i)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $233,000 and the aggregate gross unrealized depreciation is approximately $3,008,000, resulting in net unrealized depreciation of approximately $2,775,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

PRIME  Daily U.S. Prime Rate.

REMIC  Real Estate Mortgage Investment Conduit.

USD  United States Dollar.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation Depreciation (000)
Barclays Bank PLC	GBP	518		$679	6/10/20	$35
Barclays Bank PLC		$10	GBP	8	6/10/20	(—	@)
BNP Paribas SA	EUR	13		$14	6/10/20	(—	@)
BNP Paribas SA		$13	EUR	12	6/10/20	(—	@)
JPMorgan Chase Bank NA	BRL	367		$79	6/10/20	9
JPMorgan Chase Bank NA	EUR	2		$3	6/10/20	(—	@)
JPMorgan Chase Bank NA	IDR	1,132,494		$77	6/10/20	8
JPMorgan Chase Bank NA	PEN	65		$19	6/10/20	(—	@)
JPMorgan Chase Bank NA		$6	EUR	5	6/10/20	—	@
JPMorgan Chase Bank NA		$9	EUR	8	6/10/20	—	@
JPMorgan Chase Bank NA		$5	GBP	4	6/10/20	—	@
JPMorgan Chase Bank NA		$5	GBP	4	6/10/20	—	@
State Street Bank and Trust Co.	EUR	2,287		$2,612	6/10/20	83
						$135

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 5 yr. Note (United States)	11	Jun-20		$(1,100)	$(1,379)	$(45)
German Euro Bund (Germany)	2	Jun-20	EUR	(200)	(380)	6
						$(39)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.34	NR	Sell	5.00%	Quarterly	6/20/25	$2,000	$(125)	$(89)	$(36)

@  —  Value is less than $500.

†  —  Credit rating as issued by Standard & Poor's.

*  —  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  —  Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

Portfolio Composition

Classification	Percentage of Total Investments
Asset-Backed Securities	29.9%
Finance	21.3
Industrials	19.3
Mortgages — Other	14.9
Other**	11.4
Short-Term Investments	3.2
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with a value of approximately $1,759,000 and net unrealized depreciation of approximately $39,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $135,000. Also does not include open swap agreement with total unrealized depreciation of approximately $36,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,914)	$22,079
Investment in Security of Affiliated Issuer, at Value (Cost $392)	392
Total Investments in Securities, at Value (Cost $25,306)	22,471
Foreign Currency, at Value (Cost $59)	60
Receivable for Investments Sold	390
Interest Receivable	154
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	135
Due from Adviser	74
Receivable for Variation Margin on Futures Contracts	27
Receivable for Fund Shares Sold	10
Tax Reclaim Receivable	1
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	65
Total Assets	23,387
Liabilities:
Payable for Investments Purchased	275
Payable for Variation Margin on Swap Agreements	40
Payable for Swap Agreements Termination	11
Payable for Custodian Fees	6
Payable for Professional Fees	4
Payable for Administration Fees	2
Deferred Capital Gain Country Tax	—	@
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Liabilities	10
Total Liabilities	349
Net Assets	$23,038
Net Assets Consist of:
Paid-in-Capital	$26,147
Total Accumulated Loss	(3,109)
Net Assets	$23,038

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2020 (000)
CLASS I:
Net Assets	$13,389
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,509,825
Net Asset Value, Offering and Redemption Price Per Share	$8.87
CLASS A:
Net Assets	$273
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	30,892
Net Asset Value, Redemption Price Per Share	$8.85
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.30
Maximum Offering Price Per Share	$9.15
CLASS C:
Net Assets	$253
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	28,613
Net Asset Value, Offering and Redemption Price Per Share	$8.83
CLASS IS:
Net Assets	$9,123
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,028,356
Net Asset Value, Offering and Redemption Price Per Share	$8.87

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$437
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	442
Expenses:
Professional Fees	93
Advisory Fees (Note B)	41
Custodian Fees (Note F)	18
Registration Fees	18
Shareholder Reporting Fees	13
Administration Fees (Note C)	10
Pricing Fees	10
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	3
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	220
Expenses Reimbursed by Adviser (Note B)	(99)
Waiver of Advisory Fees (Note B)	(41)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	76
Net Investment Income	366
Realized Gain (Loss):
Investments Sold	169
Foreign Currency Forward Exchange Contracts	(52)
Foreign Currency Translation	(3)
Futures Contracts	(20)
Options Written	15
Swap Agreements	(245)
Net Realized Loss	(136)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—@)	(3,097)
Foreign Currency Forward Exchange Contracts	94
Foreign Currency Translation	3
Futures Contracts	(44)
Swap Agreements	(34)
Net Change in Unrealized Appreciation (Depreciation)	(3,078)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(3,214)
Net Decrease in Net Assets Resulting from Operations	$(2,848)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$366	$275
Net Realized Loss	(136)	(35)
Net Change in Unrealized Appreciation (Depreciation)	(3,078)	140
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,848)	380
Dividends and Distributions to Shareholders:
Class I	(224)	(1)
Class A	(7)	(6)
Class C	(1)	(1)
Class IS	(154)	(595)
Total Dividends and Distributions to Shareholders	(386)	(603)
Capital Share Transactions:(1)
Class I:
Subscribed	15,040	—
Distributions Reinvested	224	— @
Class A:
Subscribed	730	216
Distributions Reinvested	7	6
Redeemed	(642)	(72)
Class C:
Subscribed	257	36
Distributions Reinvested	1	1
Redeemed	(29)	(5)
Class IS:
Distributions Reinvested	154	153
Net Increase in Net Assets Resulting from Capital Share Transactions	15,742	335
Total Increase in Net Assets	12,508	112
Net Assets:
Beginning of Period	10,530	10,418
End of Period	$23,038	$10,530
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,487	—
Shares Issued on Distributions Reinvested	22	— @@
Net Increase in Class I Shares Outstanding	1,509	— @@
Class A:
Shares Subscribed	72	21
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(64)	(7)
Net Increase in Class A Shares Outstanding	9	15
Class C:
Shares Subscribed	27	4
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(3)	(1)
Net Increase in Class C Shares Outstanding	24	3
Class IS:
Shares Issued on Distributions Reinvested	15	15

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Strategic Income Portfolio

	Class I
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.11		$10.33		$10.21		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.26		0.28		0.26		0.22		0.14
Net Realized and Unrealized Gain (Loss)	(1.23)		0.10		0.05		0.47		0.06		(0.28)
Total from Investment Operations	(1.09)		0.36		0.33		0.73		0.28		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.44)		(0.21)		(0.21)		(0.38)		(0.07)
Net Realized Gain	—		(0.14)		—		—		—		—
Total Distributions	(0.15)		(0.58)		(0.21)		(0.21)		(0.38)		(0.07)
Net Asset Value, End of Period	$8.87		$10.11		$10.33		$10.21		$9.69		$9.79
Total Return(4)	(10.96	)%(8)	3.79%		3.32%		7.64%		2.91%		(1.39	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,389		$10		$10		$10		$10		$10
Ratio of Expenses Before Expense Limitation	1.68	%(9)	24.26%		25.49%		21.19%		7.28%		17.80	%(9)
Ratio of Expenses After Expense Limitation	0.58	%(5)(6)(9)	0.99	%(5)	0.99	%(5)	0.99	%(5)	0.99	%(5)	0.98	%(5)(9)
Ratio of Net Investment Income	2.84	%(5)(9)	2.61	%(5)	2.77	%(5)	2.63	%(5)	2.25	%(5)	1.81	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.02	%(7)(9)
Portfolio Turnover Rate	156	%(8)	97%		75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to October 01, 2019, the maximum ratio was 1.00% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Strategic Income Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.09		$10.31		$10.20		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.22		0.25		0.20		0.18		0.11
Net Realized and Unrealized Gain (Loss)	(1.24)		0.11		0.04		0.49		0.06		(0.27)
Total from Investment Operations	(1.11)		0.33		0.29		0.69		0.24		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.41)		(0.18)		(0.18)		(0.34)		(0.05)
Net Realized Gain	—		(0.14)		—		—		—		—
Total Distributions	(0.13)		(0.55)		(0.18)		(0.18)		(0.34)		(0.05)
Net Asset Value, End of Period	$8.85		$10.09		$10.31		$10.20		$9.69		$9.79
Total Return(4)	(11.12	)%(8)	3.52%		2.92%		7.18%		2.51%		(1.56	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$273		$224		$77		$10		$40		$10
Ratio of Expenses Before Expense Limitation	2.42	%(9)	4.82%		7.09%		9.96%		6.73%		18.06	%(9)
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)(9)	1.34	%(5)	1.34	%(5)	1.33	%(5)	1.34	%(5)	1.33	%(5)(9)
Ratio of Net Investment Income	2.51	%(5)(9)	2.21	%(5)	2.40	%(5)	2.08	%(5)	1.86	%(5)	1.46	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.02%		0.01%		0.02	%(9)
Portfolio Turnover Rate	156	%(8)	97%		75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class A shares. Prior to October 01, 2019, the maximum ratio was 1.35% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Strategic Income Portfolio

	Class C
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.07		$10.28		$10.17		$9.66		$9.76		$10.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.09		0.14		0.17		0.13		0.11		0.05
Net Realized and Unrealized Gain (Loss)	(1.23)		0.11		0.05		0.49		0.06		(0.32)
Total from Investment Operations	(1.14)		0.25		0.22		0.62		0.17		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.32)		(0.11)		(0.11)		(0.27)		(0.03)
Net Realized Gain	—		(0.14)		—		—		—		—
Total Distributions	(0.10)		(0.46)		(0.11)		(0.11)		(0.27)		(0.03)
Net Asset Value, End of Period	$8.83		$10.07		$10.28		$10.17		$9.66		$9.76
Total Return(4)	(11.42	)%(8)	2.78%		2.11%		6.46%		1.77%		(2.71	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$253		$50		$20		$22		$35		$10
Ratio of Expenses Before Expense Limitation	5.68	%(9)	10.78%		14.46%		13.41%		28.93%		19.28	%(9)
Ratio of Expenses After Expense Limitation	1.70	%(5)(6)(9)	2.09	%(5)	2.09	%(5)	2.09	%(5)	2.09	%(5)	2.10	%(5)(9)
Ratio of Net Investment Income	1.87	%(5)(9)	1.45	%(5)	1.69	%(5)	1.33	%(5)	1.14	%(5)	1.13	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	156	%(8)	97%		75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class C shares. Prior to October 01, 2019, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Strategic Income Portfolio

	Class IS
	Six Months Ended March 31, 2020		Year Ended September 30,								Period from April 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2019		2018		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.11		$10.33		$10.22		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.27		0.29		0.27		0.23		0.14
Net Realized and Unrealized Gain (Loss)	(1.23)		0.10		0.04		0.48		0.05		(0.27)
Total from Investment Operations	(1.09)		0.37		0.33		0.75		0.28		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.45)		(0.22)		(0.22)		(0.38)		(0.08)
Net Realized Gain	—		(0.14)		—		—		—		—
Total Distributions	(0.15)		(0.59)		(0.22)		(0.22)		(0.38)		(0.08)
Net Asset Value, End of Period	$8.87		$10.11		$10.33		$10.22		$9.69		$9.79
Total Return(4)	(10.94	)%(8)	3.95%		3.27%		7.80%		2.96%		(1.37	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,123		$10,246		$10,311		$10,197		$9,669		$9,775
Ratio of Expenses Before Expense Limitation	1.68	%(9)	3.06%		3.28%		3.79%		3.45%		4.04	%(9)
Ratio of Expenses After Expense Limitation	0.57	%(5)(6)(9)	0.94	%(5)	0.94	%(5)	0.94	%(5)	0.94	%(5)	0.93	%(5)(9)
Ratio of Net Investment Income	2.85	%(5)(9)	2.66	%(5)	2.83	%(5)	2.68	%(5)	2.35	%(5)	1.88	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.02	%(9)
Portfolio Turnover Rate	156	%(8)	97%		75%		64%		47%		39	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class IS shares. Prior to October 01, 2019, the maximum ratio was 0.95% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Fund seeks a total return comprised of income and capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), (effective October 1, 2019, MSIM Limited is no longer a Sub-Adviser to the Fund, a wholly-owned subsidiary of Morgan Stanley), determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$6,727	$—	$6,727
Collateralized Mortgage Obligations — Agency Collateral Series	—	8	—	8
Commercial Mortgage- Backed Securities	—	977	—	977
Corporate Bonds	—	9,425	—	9,425
Mortgages — Other	—	3,350	—	3,350
Sovereign	—	1,017	—	1,017
Total Fixed Income Securities	—	21,504	—	21,504
Short-Term Investments
Commercial Paper	—	126	—	126
Corporate Bonds	—	250	—	250
Investment Company	392	—	—	392
U.S. Treasury Securities	—	199	—	199
Total Short-Term Investments	392	575	—	967
Foreign Currency Forward Exchange Contracts	—	135	—	135
Futures Contracts	6	—	—	6
Total Assets	398	22,214	—	22,612

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contracts	$(45)	$—	$—	$(45)
Credit Default Swap Agreement	—	(36)	—	(36)
Total Liabilities	(45)	(36)	—	(81)
Total	$353	$22,178	$—	$22,531

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and

Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

As of March 31, 2020, the Fund did not have any outstanding options written.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2020:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk		$135
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk		6	(a)
Total				$141
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$	(—	@)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk		(45	)(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk		(36	)(a)
Total				$(81)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

@ Value is less than $500.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2020 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(52)
Interest Rate Risk	Futures Contracts	(20)
Credit Risk	Swap Agreements	(232)
Interest Rate Risk	Swap Agreements	(13)
Interest Rate Risk	Written Option	15
Total		$(302)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$94
Interest Rate Risk	Futures Contracts	(44)
Credit Risk	Swap Agreements	(34)
Total		$16

At March 31, 2020, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$135	$	(—	@)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

@ Amount is less than $500.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2020:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$35		$	(—	@)	$—	$35
JPMorgan Chase Bank NA	17			(—	@)	—	17
State Street Bank and Trust Co.	83			—		—	83
Total	$135		$	(—	@)	$—	$135
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives the Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—	@	$	(—	@)	$—	$0
BNP Paribas SA	—	@		—		—	—	@
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$—	@	$	(—	@)	$—	$—	@

@ Amount is less than $500.

For the six months ended March 31, 2020, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$5,521,000
Futures Contracts:
Average monthly notional value	$1,530,000
Swap Agreements:
Average monthly notional amount	$1,990,000
Written Options:
Average monthly notional amount	$333,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.40%	0.35%

Effective October 1, 2019, the Adviser will provide the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.32% of the average daily net assets of the Fund.

For the six months ended March 31, 2020, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. Effective October 1, 2019, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.60% for Class I shares,

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

0.95% for Class A shares, 1.70% for Class C shares and 0.57% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2020, approximately $41,000 of advisory fees were waived and approximately $102,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective October 1, 2019, MSIM Limited is no longer a Sub-Adviser to the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75%

and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $22,380,000 and $7,008,000, respectively. For the six months ended March 31, 2020, purchases and sales of long-term U.S. Government securities were approximately $25,505,000 and $25,689,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2020 is as follows:

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Affiliated Investment Company	Value September 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$614	$18,212	$18,434	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$392

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant un-

certain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From:		2018 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$457	$146	$221	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at September 30, 2019:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$153	$—

At September 30, 2019, the Fund had available for federal income tax purposes unused short-term and long-term capital

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

losses of approximately $39,000 and $108,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 57.9%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by approximately $3,000.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

29

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
3056781 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Privacy Notice	18
Trustee and Officer Information	20

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,004.70	$1,023.80	$1.20	$1.21	0.24%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,003.40	1,023.55	1.45	1.47	0.29
Ultra-Short Income Portfolio Class A	1,000.00	1,002.40	1,022.55	2.45	2.48	0.49

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.3%)
International Banks (6.3%)
Qatar National Bank,
2.25%, 6/4/20	$110,000	$109,736
2.29%, 9/14/20	250,000	248,330
2.30%, 12/16/20 - 1/4/21	400,000	395,689
Total Certificates of Deposit (Cost $750,272)		753,755
Commercial Paper (a) (8.6%)
Asset-Backed Diversified Financial Services (0.2%)
Collateralized Commercial Paper FLEX Co. LLC
2.04%, 10/14/20	25,000	24,658
Chemicals (1.0%)
Nutrien Ltd.
1.88%, 9/25/20	125,000	123,022
Diversified Financial Services (1.2%)
Reckitt Benckiser Treasury Services PLC,
1.82%, 8/12/20	38,000	37,771
1.86%, 9/14/20	25,000	24,812
2.51%, 7/31/20	40,000	39,780
2.53%, 7/7/20	38,000	37,846
		140,209
Food & Beverage (0.2%)
Starbucks Corp.
1.81%, 5/11/20	15,000	14,970
Health Care Services (1.5%)
Catholic Health Initiatives,
1.77%, 9/10/20	35,000	34,770
1.82%, 8/13/20	23,291	23,159
1.92%, 7/8/20	18,134	18,057
1.98%, 6/10/20	41,644	41,523
2.07%, 5/13/20	22,350	22,313
Walgreens Boots Alliance, Inc.,
2.14%, 4/17/20 - 4/20/20	41,000	40,933
		180,755
Insurance (3.3%)
Prudential Financial, Inc.
0.65%, 4/1/20	400,000	399,996
Wireless Telecom Services (1.2%)
AT&T, Inc.
1.47%, 12/18/20	150,000	146,834
Total Commercial Paper (Cost $1,032,571)		1,030,444
Corporate Bonds (5.8%)
International Banks (5.8%)
Banque Federative du Credit Mutuel SA
1.94%, 1/6/21	135,000	133,836
Credit Industriel et Commercial,
1.88%, 12/18/20 - 1/19/21	375,000	371,813
1.92%, 1/29/21	200,000	198,134
Total Corporate Bonds (Cost $699,516)		703,783
	Face Amount (000)	Value (000)
Floating Rate Notes (b) (45.2%)
Asset-Backed Diversified Financial Services (0.2%)
Collateralized Commercial Paper FLEX Co. LLC,
1 Month USD LIBOR + 0.15%, 1.73%, 12/18/20 (c)	$25,000	$24,756
Domestic Banks (2.9%)
First Abu Dhabi Bank USA,
3 Month USD LIBOR + 0.20%, 2.02%, 1/21/21	250,000	248,642
ING US Funding LLC,
3 Month USD LIBOR + 0.20%, 2.02%, 10/19/20 (c)	100,000	99,734
		348,376
International Banks (42.1%)
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.30%, 1.01%, 9/14/20 (c)	100,000	99,969
1 Month USD LIBOR + 0.30%, 1.03%, 9/11/20 (c)	75,000	74,980
1 Month USD LIBOR + 0.28%, 1.08%, 8/13/20 (c)	100,000	99,980
1 Month USD LIBOR + 0.30%, 1.16%, 9/10/20 (c)	198,000	197,958
1 Month USD LIBOR + 0.27%, 1.23%, 10/27/20 (c)	140,000	139,888
3 Month USD LIBOR + 0.19%, 2.06%, 10/8/20 (c)	125,000	124,682
Credit Agricole Corporate and Investment Bank,
1.60%, 9/24/20	110,300	110,126
1.97%, 8/25/20	80,000	79,908
2.12%, 7/30/20	23,164	23,192
Credit Suisse AG,
SOFR + 0.45%, 0.46%, 9/25/20	150,000	149,343
SOFR + 0.48%, 0.49%, 10/2/20	150,000	149,339
3 Month USD LIBOR + 0.23%, 1.23%, 12/30/20	300,000	298,659
HSBC Bank PLC,
1 Month USD LIBOR + 0.29%, 1.15%, 8/10/20 (c)	178,000	177,963
1 Month USD LIBOR + 0.40%, 1.42%, 10/6/20 (c)	195,000	194,627
3 Month USD LIBOR + 0.23%, 2.08%, 10/13/20 (c)	100,000	99,760
Lloyds Bank PLC,
1 Month USD LIBOR + 0.45%, 1.25%, 8/17/20 (c)	335,000	335,138
1 Month USD LIBOR + 0.17%, 1.53%, 12/4/20 (c)	115,000	114,765
3 Month USD LIBOR + 0.14%, 1.95%, 1/21/21 (c)	185,000	183,907
Macquarie Bank Ltd.,
1 Month USD LIBOR + 0.25%, 0.98%, 7/9/20 (c)	15,000	14,995
Mizuho Bank Ltd.
2.16%, 4/15/20	98,000	97,996

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Skandinaviska Enskilda Banken AB,
3 Month USD LIBOR + 0.17%, 2.00%, 10/16/20	$100,000	$99,725
3 Month USD LIBOR + 0.15%, 2.05%, 10/5/20	195,000	194,468
Societe Generale SA,
3 Month USD LIBOR + 0.25%, 0.99%, 12/14/20 (c)	250,000	248,978
3 Month USD LIBOR + 0.23%, 2.14%, 2/2/21 (c)	165,000	164,110
Sumitomo Mitsui Banking Corp.,
1.30%, 6/18/20	195,000	194,971
2.12%, 8/20/20	30,000	29,981
2.17%, 5/1/20	15,000	14,999
2.26%, 4/6/21	130,291	129,221
Svenska Handelsbanken,
1 Month USD LIBOR + 0.24%, 1.18%, 8/28/20	200,000	199,920
3 Month USD LIBOR + 0.15%, 1.53%, 12/30/20	200,000	198,988
3 Month USD LIBOR + 0.15%, 2.06%, 10/2/20	75,000	74,800
Toronto-Dominion Bank,
1 Month USD LIBOR + 0.31%, 1.23%, 10/20/20	200,000	199,773
3 Month USD LIBOR + 0.19%, 2.06%, 10/7/20	75,000	74,811
UBS AG,
1 Month USD LIBOR + 0.35%, 1.21%, 9/8/20 (c)	220,000	219,250
1 Month USD LIBOR + 0.35%, 1.27%, 9/18/20 - 9/21/20 (c)	195,000	194,095
1 Month USD LIBOR + 0.37%, 1.75%, 11/3/20 (c)	75,000	74,512
		5,079,777
Total Floating Rate Notes (Cost $5,468,215)		5,452,909
Repurchase Agreements (14.2%)
Bank of America Securities, Inc., (1.42% (b), dated 6/20/19, due 6/22/20; proceeds $304,342; fully collateralized by Convertible Bond, 0.00% - 8.14% due 3/15/24 - 10/30/40 (d) and Common Stocks and Preferred Stocks valued at $315,185) (Demand 6/20/20)	300,000	300,000
BNP Paribas Prime Brokerage, Inc., (0.61% (b), dated 12/23/19, due 6/22/20; proceeds $384,181; fully collateralized by various Corporate Bonds; 2.87% - 12.00% due 8/15/20 - 10/15/97 (d); valued at $406,093) (Demand 4/1/20)	383,000	383,000
BNP Paribas Securities Corp., (1.05% (b), dated 3/14/19, due 6/22/20; proceeds $207,797; fully collateralized by various Corporate Bonds; 1.90% - 9.88% due 4/1/21 - 3/19/50 (d); valued at $217,009) (Demand 6/12/20)	205,000	205,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (2.34% (b), dated 10/02/19, due 6/22/20; proceeds $25,428; fully collateralized by various Corporate Bonds; 2.30% - 7.95% due 12/14/20 - 7/12/47 (d); valued at $26,387) (Demand 4/2/20)	$25,000	$25,000
BNP Paribas Securities Corp., (2.45% (b), dated 8/7/19, due 6/22/20; proceeds $265,660; fully collateralized by various Corporate Bonds; 0.00% - 11.5% due 6/1/21 - 10/10/79 (d); valued at $275,508) (Demand 5/7/2020)	260,000	260,000
Citigroup Global Markets Holdings, Inc., (1.40% (b), dated 9/24/19, due 6/22/20; proceeds $202,113; fully collateralized by various Corporate Bonds; 3.15% - 11.5% due 5/1/20 - 3/15/42 (d); valued at $212,001) (Demand 4/24/20)	200,000	200,000
Pershing LLC, (0.55%, dated 3/31/20, due 4/1/20; proceeds $150,002; fully collateralized by various Corporate Bonds; 0.85% - 11.5% due 4/13/20 - 2/15/98 (d); valued at $158,070)	150,000	150,000
SG Americas Securities LLC, (1.34% (b), dated 1/31/20, due 6/17/20; proceeds $70,535; fully collateralized by various Common Stocks; valued at $73,500) (Demand 4/30/20)	70,000	70,000
Societe Generale, (0.45%, dated 3/31/20, due 4/1/20; proceeds $118,001; fully collateralized by various Corporate Bonds; 0.68% - 11.13% due 11/16/20 - 7/15/33 (d); valued at 125,044)	118,000	118,000
Total Repurchase Agreements (Cost $1,711,000)		1,711,000
Time Deposits (14.7%)
International Banks (14.7%)
Bank of Nova Scotia (Toronto Branch),
0.08%, 4/1/20	605,000	605,000
Credit Agricole Corporate and Investment Bank,
0.06%, 4/1/20	83,000	83,000
Mizuho Bank Ltd.
0.05%, 4/1/20	480,000	480,000
National Bank of Canada (Montreal Branch),
0.04%, 4/1/20	600,000	600,000
Total Time Deposits (Cost $1,768,000)		1,768,000
Total Investments (94.8%) (Cost $11,429,574) (e)		11,419,891
Other Assets in Excess of Liabilities (5.2%)		630,445
Net Assets (100.0%)		$12,050,336

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

(a)  The rates shown are the effective yields at the date of purchase.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.

(e)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,377,000 and the aggregate gross unrealized depreciation is approximately $18,060,000, resulting in net unrealized depreciation of approximately $9,683,000.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	47.7%
Time Deposits	15.5
Repurchase Agreements	15.0
Commercial Paper	9.0
Certificates of Deposit	6.6
Corporate Bonds	6.2
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,429,574, including value of repurchases agreements of $1,711,000)	$11,419,891
Cash	6,988
Receivable for Investments Sold	701,053
Receivable for Fund Shares Sold	23,378
Interest Receivable	10,742
Other Assets	2,990
Total Assets	12,165,042
Liabilities:
Payable for Fund Shares Redeemed	103,865
Payable for Advisory Fees	6,743
Payable for Shareholder Services Fees — Institutional Class	128
Payable for Shareholder Services Fees — Class A	2,123
Payable for Administration Fees	1,124
Dividends Payable	304
Payable for Custodian Fees	35
Payable for Professional Fees	32
Payable for Transfer Agency Fees — Class IR	7
Payable for Transfer Agency Fees — Institutional Class	—	@
Payable for Transfer Agency Fees — Class A	3
Other Liabilities	342
Total Liabilities	114,706
Net Assets	$12,050,336
Net Assets Consist of:
Paid-in-Capital	$12,124,052
Total Accumulated Loss	(73,716)
Net Assets	$12,050,336
CLASS IR:
Net Assets	$2,485,697
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	249,441,085
Net Asset Value, Offering and Redemption Price Per Share	$9.97
Institutional Class:
Net Assets	$2,033,092
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	204,064,716
Net Asset Value, Offering and Redemption Price Per Share	$9.96
CLASS A:
Net Assets	$7,531,547
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	755,999,785
Net Asset Value, Offering and Redemption Price Per Share	$9.96

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$214,467
Expenses:
Advisory Fees (Note B)	19,586
Shareholder Services Fees — Institutional Class (Note D)	856
Shareholder Services Fees — Class A (Note D)	14,091
Administration Fees (Note C)	7,834
Registration Fees	1,085
Trustees' Fees and Expenses	198
Custodian Fees (Note F)	186
Professional Fees	64
Shareholder Reporting Fees	45
Transfer Agency Fees — Class IR (Note E)	17
Transfer Agency Fees — Institutional Class (Note E)	2
Transfer Agency Fees — Class A (Note E)	3
Pricing Fees	11
Other Expenses	252
Total Expenses	44,230
Waiver of Advisory Fees (Note B)	(5,529)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(24)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(2)
Net Expenses	38,675
Net Investment Income	175,792
Realized Loss:
Investments Sold	(65,473)
Change in Unrealized Appreciation (Depreciation):
Investments	(21,614)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(87,087)
Net Increase in Net Assets Resulting from Operations	$88,705

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Year Ended September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$175,792	$351,961
Net Realized Gain (Loss)	(65,473)	769
Net Change in Unrealized Appreciation (Depreciation)	(21,614)	8,581
Net Increase in Net Assets Resulting from Operations	88,705	361,311
Dividends and Distributions to Shareholders:
Class IR	(47,843)	(81,786)
Institutional Class	(32,412)	(71,086)
Class A	(95,537)	(199,089)
Total Dividends and Distributions to Shareholders	(175,792)	(351,961)
Capital Share Transactions:(1)
Class IR:
Subscribed	4,140,384	7,672,933
Distributions Reinvested	37,973	71,902
Redeemed	(6,439,459)	(4,822,141)
Institutional Class:
Subscribed	2,651,750	3,028,912
Distributions Reinvested	32,409	71,086
Redeemed	(3,720,653)	(2,739,398)
Class A:
Subscribed	6,317,370	12,220,046
Distributions Reinvested	95,486	198,964
Redeemed	(9,612,474)	(7,906,616)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,497,214)	7,795,688
Total Increase (Decrease) in Net Assets	(6,584,301)	7,805,038
Net Assets:
Beginning of Period	18,634,637	10,829,599
End of Period	$12,050,336	$18,634,637
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	413,278	765,985
Shares Issued on Distributions Reinvested	3,792	7,177
Shares Redeemed	(643,224)	(481,379)
Net Increase (Decrease) in Class IR Shares Outstanding	(226,154)	291,783
Institutional Class:
Shares Subscribed	264,636	302,377
Shares Issued on Distributions Reinvested	3,237	7,097
Shares Redeemed	(371,784)	(273,488)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(103,911)	35,986
Class A:
Shares Subscribed	630,530	1,220,000
Shares Issued on Distributions Reinvested	9,536	19,862
Shares Redeemed	(960,574)	(789,334)
Net Increase (Decrease) in Class A Shares Outstanding	(320,508)	450,528
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2020		Year Ended September 30,					Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.02		$10.01	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.25	0.19		0.12		0.03
Net Realized and Unrealized Gain (Loss)	(0.05)		0.01	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.05		0.26	0.18		0.12		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.25)	(0.18)		(0.11)		(0.03)
Net Realized Gain	—		—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.10)		(0.25)	(0.18)		(0.11)		(0.03)
Net Asset Value, End of Period	$9.97		$10.02	$10.01		$10.01		$10.00
Total Return(4)	0.47	%(5)	2.68%	1.87%		1.18%		0.26	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,485,697		$4,765,201	$1,840,647		$1,122,452		$276,348

Ratio of Expenses Before Expense Limitation	0.30	%(6)	0.30%	0.30%	0.30%	0.42	%(6)
Ratio of Expenses After Expense Limitation	0.24	%(6)	0.24%	0.23%	0.22%	0.18	%(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.24%	N/A	N/A	N/A
Ratio of Net Investment Income	1.96	%(6)	2.53%	1.86%	1.16%	0.61	%(6)

Portfolio Turnover Rate	N/A(7)	N/A(7)	N/A(7)	N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2020		Year Ended September 30,					Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.02		$10.01	$10.01		$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.09		0.25	0.18		0.11		0.02
Net Realized and Unrealized Gain	(0.06)		0.01	0.00	(3)	0.00	(3)	0.00	(3)
Total from Investment Operations	0.03		0.26	0.18		0.11		0.02
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.25)	(0.18)		(0.10)		(0.02)
Net Realized Gain	—		—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.09)		(0.25)	(0.18)		(0.10)		(0.02)
Net Asset Value, End of Period	$9.96		$10.02	$10.01		$10.01		$10.00
Total Return(4)	0.34	%(5)	2.62%	1.82%		1.13%		0.24	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,033,092		$3,085,210	$2,722,775		$1,695,589		$196,092

Ratio of Expenses Before Expense Limitation	0.35	%(6)	0.34%	0.35%	0.35%	0.48	%(6)
Ratio of Expenses After Expense Limitation	0.29	%(6)	0.29%	0.28%	0.27%	0.23	%(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.29%	N/A	N/A	N/A
Ratio of Net Investment Income	1.90	%(6)	2.48%	1.84%	1.09%	0.65	%(6)

Portfolio Turnover Rate	N/A(7)	N/A(7)	N/A(7)	N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2020		Year Ended September 30,					Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$10.02		$10.01	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.23	0.17		0.09		0.01
Net Realized and Unrealized Gain (Loss)	(0.06)		0.01	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.02		0.24	0.16		0.09		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.23)	(0.16)		(0.08)		(0.01)
Net Realized Gain	—		—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.08)		(0.23)	(0.16)		(0.08)		(0.01)
Net Asset Value, End of Period	$9.96		$10.02	$10.01		$10.01		$10.00
Total Return(4)	0.24	%(5)	2.42%	1.61%		0.92%		0.14	%(5)
Ratios to Average Net Assets and Supplemental Data:

Net Assets, End of Period (Thousands)	$7,531,547		$10,784,226	$6,266,177	$2,581,479	$164,528
Ratio of Expenses Before Expense Limitation	0.55	%(6)	0.55%	0.55%	0.55%	0.68	%(6)
Ratio of Expenses After Expense Limitation	0.49	%(6)	0.49%	0.48%	0.47%	0.44	%(6)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A		0.49%	N/A	N/A	N/A
Ratio of Net Investment Income	1.70	%(6)	2.29%	1.68%	0.91%	0.48	%(6)

Portfolio Turnover Rate	N/A(7)	N/A(7)	N/A(7)	N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$753,755	$—	$753,755
Commercial Paper	—	1,030,444	—	1,030,444
Corporate Bonds	—	703,783	—	703,783
Floating Rate Notes	—	5,452,909	—	5,452,909
Repurchase Agreements	—	1,711,000	—	1,711,000
Time Deposits	—	1,768,000	—	1,768,000
Total Short-Term Investments	—	11,419,891	—	11,419,891
Total Assets	$—	$11,419,891	$—	$11,419,891

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.55% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2020, approximately $5,529,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

of the tax years in the four-year period ended September 30, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 Distributions Paid From: Ordinary Income (000)	2018 Distributions Paid From: Ordinary Income (000)
$351,961	$132,604

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,430	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 26.9%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of March 31, 2020 and it did not have an impact on the Fund's financial statements.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

18

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

20

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
3057192 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Privacy Notice	18
Trustee and Officer Information	20

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Ultra-Short Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Municipal Income Portfolio Class IR	$1,000.00	$1,006.90	$1,024.35	$0.65	$0.66	0.13%
Ultra-Short Municipal Income Portfolio Institutional Class	1,000.00	1,007.40	1,023.85	1.15	1.16	0.23
Ultra-Short Municipal Income Portfolio Class A	1,000.00	1,005.90	1,023.35	1.65	1.67	0.33

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (21.3%)
Ascension Parish, LA, BASF Corp. Project Ser 1995 (AMT) 6.10%, 3/1/25	$2,400	$2,400
Brazos, TX, River Harbor Navigation District BASF Corp. Project Ser 1996 (AMT)
6.10%, 4/1/31	5,000	5,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
4.85%, 11/1/35	4,945	4,945
Iowa State Finance Authority, Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Series 2012
4.94%, 12/1/45	10,000	10,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
5.10%, 12/1/46	7,500	7,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017
5.35%, 12/1/47	7,500	7,500
King George County, VA, Industrial Development Authority Waste Management, Inc. Ser 1996
4.87%, 9/1/21	1,300	1,300
RBC Municipal Products Trust, Inc., MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130
4.76%, 11/1/23 (b)	1,000	1,000
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
4.20%, 12/1/39 (b)	2,000	2,000
RBC Municipal Products Trust, Inc. Various States Certificates G-116
1.21%, 5/1/25 (b)	1,000	1,000
RBC Municipal Products Trust, Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
4.76%, 5/1/23 (b)	4,000	4,000
Tender Option Bond Series Trust, CA, California Statewide Communities Development Authority- Multifamily Housing Metropolitan Lofts Ser 2007 A Puttable Floating Rate Receipts Ser 2019-BAML 8003
5.10%, 2/1/53 (b)	1,000	1,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012
2.50%, 11/15/46 (b)	3,155	3,155
Trimble County, KY, Pollution Control Revenue — Louisville Gas & Electric Co. Ser 2016 A (AMT)
4.15%, 9/1/44	5,500	5,500
Total Weekly Variable Rate Bonds (Cost $56,300)		56,300
	Face Amount (000)	Value (000)
Daily Variable Rate Bonds (a) (22.9%)
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1 0.75%, 12/1/24	$9,300	$9,300
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Future Tax Fiscal 2015 Ser E Subser E-4
0.80%, 2/1/45	13,000	13,000
Saint Lucie, FL, Pollution Control Revenue, Florida Power & Light Company Ser 2003
1.10%, 5/1/24	12,200	12,200
The Industrial Development Authority of The City of Phoenix, AZ, Health Care Facilities Revenue Bonds Series 2014A
0.68%, 11/15/52	14,000	14,000
West Jefferson, AL, Industrial Development Board Solid Waste Disposal Revenue Alabama Power- Miller Plant Ser 2008 (AMT)
0.90%, 12/1/38	12,000	12,000
Total Daily Variable Rate Bonds (Cost $60,500)		60,500
Closed-End Investment Companies (a) (9.3%)
BlackRock MuniYield Investment Fund, Inc. (MYF), OT, VRDP Ser W-7-594 (AMT)
4.96%, 6/1/41 (b)	4,000	4,000
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT)
5.21%, 6/1/41 (b)	2,400	2,400
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred- Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
4.96%, 6/1/21 (b)	9,200	9,200
Nuveen AMT-Free Municipal Credit Income Fund
5.10%, 3/1/29 (b)	1,550	1,550
Nuveen New York AMT Free Quality Municipal Income Fund 800, Ser E (AMT)
1.70%, 5/1/47 (b)	5,000	5,000
Nuveen Quality Municipal Income Fund, Ser 2-2525 (AMT)
1.46%, 9/11/26 (b)	2,400	2,400
Total Closed-End Investment Companies (Cost $24,550)		24,550
Floating Rate Notes (a) (15.8%)
Colorado Health Facilities Authority Revenue Bonds, CO, Series 2008C-2
2.33%, 10/1/39	300	300
County of Allen, OH, Mercy Health Adjustable Rate Hospital Facilities Revenue Bond, Series 2015 B
5.46%, 11/1/35	2,070	2,071
Director of the State of Nevada Department of Business and Industry, Variable Rate Demand Solid Waste Disposal Revenue Bonds, Republic Services, Inc. Project Set 2001 (AMT)
1.47%, 12/1/26 (b)	3,700	3,700
Harris County Cultural Education Facilities Finance Corporation, TX, Herman Health System Ser 2013 B
5.46%, 6/1/20	2,000	2,001

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (a) (cont'd)
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Waste Management Tennessee Project Ser 2012 (AMT) 1.10%, 7/2/35	$2,500	$2,498
Miami-Dade County, FL, Industrial Development Authority Solid Waste Management, Inc. of Florida Ser 2011 (AMT)
1.60%, 11/1/41	4,500	4,489
Michigan Finance Authority, Hospital Refunding Bonds McLaren Health Care Ser 2015-D2
1.38%, 10/15/38	1,000	998
Michigan State Finance Authority, Trinity Health Credit Group Ser 2015
1.16%, 12/1/39	6,010	5,947
Mission Economic Development Corporation, TX, Solid Waste Disposal Revenue Refunding Bonds, Republic Services, Inc. Ser 2012
1.12%, 1/1/26 (b)	2,000	2,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Bonds, National Rural Utilities Coast Electric Power Association Project Ser 2007C
1.35%, 5/1/37	3,994	3,994
National Finance Authority, NH, Exempt Facilities, Emerald Renewable Diesel LLC Project, Ser 2019 (AMT)
2.00%, 6/1/49 (b)	10,000	10,009
Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Ser 2014 B
5.59%, 12/1/20	3,200	3,187
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Series 2013
1.10%, 12/1/35	500	500
Total Floating Rate Notes (Cost $41,806)		41,694
Quarterly Variable Rate Bond (a) (0.7%)
Pennsylvania Economic Development Financing Authority, Republic Service, Inc. Ser 2019A (AMT)
1.20%, 4/1/34 (Cost $2,000)	2,000	2,000
Semi-Annual Variable Rate Bonds (a) (3.6%)
RBC Municipal Products Trust, Inc., CO, City and County of Denver, CO Airport System — Subordinate Bonds Floater Certificates Ser 2019-G114
3.53%, 12/1/26 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115
3.29%, 9/1/27 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109
3.35%, 10/1/25 (b)	1,500	1,500
Total Semi-Annual Variable Rate Bonds (Cost $9,500)		9,500
	Face Amount (000)	Value (000)
Commercial Paper (c) (4.5%)
Mercer County, ND, Pollution Control Commercial Paper Notes 3/A2 Ser 1 1.05%, 4/15/20	$7,430	$7,425
University of Texas Regents, Financing System Ser 2015 A
1.29%, 5/28/20	3,500	3,498
York County, SC, Pollution Control National Rural Utilities Cooperative Finance Corporation Ser 2000
1.10%, 4/1/20	1,000	1,000
Total Commercial Paper (Cost $11,930)		11,923
Municipal Bonds & Notes (13.3%)
Avon, IN, Community School Corporation, Ser 2019
2.25%, 7/15/20	2,460	2,466
Barberton, OH, 2019 Ser BANs
3.00%, 4/16/20	1,270	1,271
Belmont County, OH, 2019 Ser BANs
2.50%, 4/16/20	650	650
Euclid, OH, 2019 Ser BANs
3.00%, 4/30/20	1,325	1,327
Metropolitan Transportation Authority, NY, Bond Anticipation Notes Ser 2019 E
4.00%, 9/1/20	10,000	10,068
Miami-Dade County, FL, Aviation Revenue Miami International Airport Series 2012 A (AMT)
5.00%, 10/1/20	1,950	1,979
Olmsted Falls, OH, 2019 Ser BANs
3.00%, 6/11/20	1,365	1,370
Port of Seattle, WA, Refunding Series 2018 A (AMT)
5.00%, 5/1/20	1,000	1,003
Southeastern, MA, Regional Transit Authority Revenue Anticipation Notes Ser 2019
2.25%, 8/21/20	3,400	3,414
Springfield, OH, 2019 Ser BANs
2.50%, 4/15/20	985	985
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds Series 186 AMT, F
2.50%, 4/1/20	1,090	1,090
2.75%, 4/1/20	900	900
Sycamore Community City School District, OH
2.25%, 4/15/20	3,500	3,501
Texas, Ser 2019 (AMT)
5.00%, 8/1/20	705	714
Yonkers, NY, Ser 2020 RANs
2.00%, 6/29/20	4,500	4,509
Total Municipal Bonds & Notes (Cost $35,285)		35,247
Total Investments (91.4%) (Cost $241,871) (d)		241,714
Other Assets in Excess of Liabilities (8.6%)		22,849
Net Assets (100.0%)		$264,563

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,000 and the aggregate gross unrealized depreciation is approximately $164,000, resulting in net unrealized depreciation of approximately $157,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

RANs  Revenue Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Daily Variable Rate Bonds	25.0%
Weekly Variable Rate Bonds	23.3
Floating Rate Notes	17.2
Municipal Bonds & Notes	14.6
Closed-End Investment Companies	10.2
Other*	9.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $241,871)	$241,714
Cash	66
Receivable for Fund Shares Sold	12,400
Receivable for Investments Sold	10,139
Interest Receivable	1,168
Due from Adviser	27
Other Assets	90
Total Assets	265,604
Liabilities:
Payable for Fund Shares Redeemed	881
Payable for Offering Costs	63
Payable for Shareholder Services Fees — Institutional Class	5
Payable for Shareholder Services Fees — Class A	31
Payable for Professional Fees	24
Payable for Administration Fees	20
Payable for Transfer Agency Fees — Class IR	1
Payable for Transfer Agency Fees — Institutional Class	1
Payable for Transfer Agency Fees — Class A	1
Payable for Custodian Fees	1
Other Liabilities	13
Total Liabilities	1,041
Net Assets	$264,563
Net Assets Consist Of:
Paid-in-Capital	$264,679
Total Accumulated Loss	(116)
Net Assets	$264,563
CLASS IR:
Net Assets	$73,713
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,373,053
Net Asset Value, Offering and Redemption Price Per Share	$10.00
INSTITUTIONAL CLASS:
Net Assets	$35,901
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,587,542
Net Asset Value, Offering and Redemption Price Per Share	$10.01
CLASS A:
Net Assets	$154,949
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	15,499,445
Net Asset Value, Redemption Price Per Share	$10.00
Maximum Sales Load	0.50%
Maximum Sales Charge	$0.05
Maximum Offering Price Per Share	$10.05

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,110
Expenses:
Advisory Fees (Note B)	281
Shareholder Services Fees — Institutional Class (Note D)	21
Shareholder Services Fees — Class A (Note D)	179
Administration Fees (Note C)	113
Professional Fees	40
Registration Fees	38
Offering Costs	37
Shareholder Reporting Fees	7
Custodian Fees (Note F)	5
Pricing Fees	4
Trustees' Fees and Expenses	3
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Other Expenses	7
Total Expenses	738
Waiver of Advisory Fees (Note B)	(281)
Expenses Reimbursed by Adviser (Note B)	(70)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Net Expenses	384
Net Investment Income	1,726
Realized Loss:
Investments Sold	(— @)
Change in Unrealized Appreciation (Depreciation):
Investments	(158)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(158)
Net Increase in Net Assets Resulting from Operations	$1,568

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Ultra-Short Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Period from December 19, 2018^ to September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,726	$1,474
Net Realized Loss	(— @)	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(158)	1
Net Increase in Net Assets Resulting from Operations	1,568	1,475
Dividends and Distributions to Shareholders:
Class IR	(422)	(483)
Institutional Class	(272)	(276)
Class A	(1,032)	(715)
Total Dividends and Distributions to Shareholders	(1,726)	(1,474)
Capital Share Transactions:(1)
Class IR:
Subscribed	61,588	96,053
Distributions Reinvested	420	440
Redeemed	(55,450)	(29,320)
Institutional Class:
Subscribed	37,600	40,000
Distributions Reinvested	270	235
Redeemed	(42,170)	—
Class A:
Subscribed	166,527	154,961
Distributions Reinvested	1,030	664
Redeemed	(145,400)	(22,728)
Net Increase in Net Assets Resulting from Capital Share Transactions	24,415	240,305
Total Increase in Net Assets	24,257	240,306
Net Assets:
Beginning of Period	240,306	—
End of Period	$264,563	$240,306
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	6,160	9,605
Shares Issued on Distributions Reinvested	42	44
Shares Redeemed	(5,546)	(2,932)
Net Increase in Class IR Shares Outstanding	656	6,717
Institutional Class:
Shares Subscribed	3,756	4,000
Shares Issued on Distributions Reinvested	27	24
Shares Redeemed	(4,219)	—
Net Increase (Decrease) in Institutional Class Shares Outstanding	(436)	4,024
Class A:
Shares Subscribed	16,654	15,497
Shares Issued on Distributions Reinvested	103	66
Shares Redeemed	(14,547)	(2,273)
Net Increase in Class A Shares Outstanding	2,210	13,290

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.07		0.12
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	0.00	(3)
Total from Investment Operations	0.07		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.12)
Net Asset Value, End of Period	$10.00		$10.00
Total Return(4)	0.69	%(5)	1.19	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,713		$67,174
Ratio of Expenses Before Expense Limitation	0.39	%(6)	0.52	%(6)
Ratio of Expenses After Expense Limitation	0.13	%(6)	0.13	%(6)
Ratio of Net Investment Income	1.38	%(6)	1.49	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.07		0.11
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	0.00	(3)
Total from Investment Operations	0.07		0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)
Net Asset Value, End of Period	$10.01		$10.00
Total Return(4)	0.74	%(5)	1.11	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,901		$40,250
Ratio of Expenses Before Expense Limitation	0.48	%(6)	0.62	%(6)
Ratio of Expenses After Expense Limitation	0.23	%(6)	0.23	%(6)
Ratio of Net Investment Income	1.31	%(6)	1.39	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.06		0.10
Net Realized and Unrealized Gain (Loss)	(0.00	)(3)	0.00	(3)
Total from Investment Operations	0.06		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.10)
Net Asset Value, End of Period	$10.00		$10.00
Total Return(4)	0.59	%(5)	1.04	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$154,949		$132,882
Ratio of Expenses Before Expense Limitation	0.58	%(6)	0.72	%(6)
Ratio of Expenses After Expense Limitation	0.33	%(6)	0.33	%(6)
Ratio of Net Investment Income	1.15	%(6)	1.30	%(6)
Portfolio Turnover Rate	N/A%(7)		N/A%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Municipal Income Portfolio. The Fund seeks current income exempt from federal income tax and capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$56,300	$—	$56,300
Daily Variable Rate Bonds	—	60,500	—	60,500
Closed-End Investment Companies	—	24,550	—	24,550
Floating Rate Notes	—	41,694	—	41,694
Quarterly Variable Rate Bond	—	2,000	—	2,000
Semi-Annual Variable Rate Bonds	—	9,500	—	9,500
Commercial Paper	—	11,923	—	11,923
Municipal Bonds & Notes	—	35,247	—	35,247
Total Short-Term Investments	—	241,714	—	241,714
Total Assets	$—	$241,714	$—	$241,714

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.45% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2020, approximately $281,000 of advisory fees were waived and approximately $73,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund engaged in cross-trade sales of approximately $5,000,000, which resulted in net realized gains or losses of approximately $0.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2019 was as follows:

2019 Distributions Paid From: Tax-Exempt Income (000)
$1,474

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at September 30, 2019:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$41	$(41)

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Tax-Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
$200	$—

At September 30, 2019, the Fund had available for federal income tax purposes unused short-term capital losses of less than $500 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2020, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 100.0%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of March 31, 2020 and it did not have an impact on the Fund's financial statements.

L. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Privacy Notice (unaudited)   April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

18

Privacy Notice (unaudited) (cont'd)   April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
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19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

20

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSMISAN
3058184 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Liquid Assets Prime Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/moneymarketfundsshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Performance Summary	3
Expense Example	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Privacy Notice	17
Trustee and Officer Information	19

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/moneymarketfundsshareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Liquid Assets Prime Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Performance Summary (unaudited)

Liquid Assets Prime Portfolio

The Fund's seven-day current and effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of March 31, 2020 were as follows:

Subsidized Yields
Wealth Class		Advisory Class		Class A
7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
0.48%	0.48%	0.48%	0.48%	0.23%	0.23%
Non-Subsidized Yields
Wealth Class		Advisory Class		Class A
7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
0.12%	0.12%	0.12%	0.12%	-0.13%	-0.13%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Fund's prospectus carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Fund than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Liquid Assets Prime Portfolio

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2020 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Liquid Assets Prime Portfolio Wealth Class	$1,000.00	$1,008.20	$1,024.00	$1.00	$1.01	0.20%
Liquid Assets Prime Portfolio Advisory Class	1,000.00	1,008.20	1,024.00	1.00	1.01	0.20
Liquid Assets Prime Portfolio Class A	1,000.00	1,006.90	1,022.75	2.26	2.28	0.45

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Liquid Assets Prime Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (a) (1.1%)
Asset-Backed Insurance (0.8%)
MetLife Short Term Funding LLC
1.86%, 5/29/20	$650	$648
International Bank (0.3%)
DBS Bank Ltd.
1.94%, 6/15/20	250	249
Total Commercial Paper (Cost $897)		897
Corporate Bonds (5.3%)
International Banks (5.3%)
ABN Amro Bank N.V.
2.45%, 6/4/20 (b)	986	987
ANZ New Zealand International Ltd.
2.20%, 7/17/20 (b)	1,508	1,509
2.85%, 8/6/20 (b)	250	251
HSBC Bank PLC
4.13%, 8/12/20 (b)	1,288	1,299
Suncorp-Metway Ltd.
2.38%, 11/9/20 (b)	390	392
Total Corporate Bonds (Cost $4,438)		4,438
Floating Rate Notes (c) (36.0%)
Certificates of Deposit (6.6%)
Oversea-Chinese Banking Corp. Ltd.,
3 Month USD LIBOR + 0.12% 1.86%, 8/6/20 (b)	500	500
Sumitomo Mitsui Trust Bank Ltd./ New York,
1 Month USD LIBOR + 0.05% 0.80%, 6/19/20	4,000	4,000
Toyota Motor Finance Netherlands BV,
3 Month USD LIBOR + 0.08% 1.89%, 10/19/20	1,000	1,000
		5,500
Domestic Banks (2.0%)
HSBC Bank USA NA,
1 Month USD LIBOR + 0.17% 1.53%, 12/4/20	1,000	1,000
State Street Bank and Trust Co.,
1 Month USD LIBOR + 0.25% 1.02%, 7/20/20	700	700
		1,700
International Banks (27.4%)
ANZ New Zealand International Ltd.,
3 Month USD LIBOR + 0.07% 0.97%, 6/10/20 (b)	1,000	1,000
ANZ New Zealand International Ltd.,
3 Month USD LIBOR + 0.12% 1.02%, 9/10/20 (b)	500	500
ANZ New Zealand International Ltd.,
3 Month USD LIBOR + 0.11% 1.69%, 8/27/20 (b)	1,000	1,000
Bank of Montreal,
1 Month USD LIBOR + 0.11% 0.91%, 11/13/20	500	500
	Face Amount (000)	Value (000)
Bank of Montreal
1.90%, 8/28/20	$750	$750
Bank of Nova Scotia
1.48%, 9/21/20	2,000	2,001
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.13% 1.86%, 8/10/20 (b)	500	500
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.14% 1.97%, 7/15/20 (b)	500	500
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.25% 0.95%, 6/15/20 (b)	1,000	1,000
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.23% 1.21%, 9/30/20	1,000	1,000
Cooperatieve Rabobank UA,
1 Month USD LIBOR + 0.21% 0.93%, 6/11/20	1,000	1,000
Credit Agricole Corporate and Investment Bank,
3 Month USD LIBOR + 0.47% 2.32%, 7/13/20	500	500
Credit Suisse AG,
3 Month USD LIBOR + 0.17% 2.01%, 7/16/20	250	250
HSBC Bank PLC,
1 Month USD LIBOR + 0.35% 1.36%, 7/8/20 (b)	250	250
ING US Funding LLC,
3 Month USD LIBOR + 0.17% 1.37%, 9/23/20 (b)	1,000	1,000
ING US Funding LLC,
3 Month USD LIBOR + 0.14% 2.02%, 7/9/20 (b)	250	250
Metropolitan Life Global Funding I,
SOFR + 0.57% 0.58%, 9/7/20 (b)	1,000	1,002
Metropolitan Life Global Funding I,
3 Month USD LIBOR + 0.23% 2.10%, 1/8/21 (b)	1,510	1,510
Royal Bank of Canada,
SOFR + 0.39% 0.40%, 10/23/20	300	300
Royal Bank of Canada,
1 Month USD LIBOR + 0.18% 0.90%, 6/11/20 (b)	500	500
Skandinaviska Enskilda Banken AB,
1 Month USD LIBOR + 0.28% 1.22%, 7/30/20	2,000	2,000
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.37% 2.21%, 10/16/20	250	250
Svenska Handelsbanken,
1 Month USD LIBOR + 0.25% 1.18%, 6/24/20	500	500
Svenska Handelsbanken,
3 Month USD LIBOR + 0.11% 1.36%, 12/4/20	500	500

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Liquid Assets Prime Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
Svenska Handelsbanken,
1 Month USD LIBOR + 0.25% 1.61%, 1/4/21	$1,000	$1,000
Toronto-Dominion Bank,
1 Month USD LIBOR + 0.27% 1.19%, 6/23/20 (b)	500	500
UBS AG,
1 Month USD LIBOR + 0.34% 1.70%, 8/4/20 (b)	1,000	1,000
1.72%, 8/5/20 (b)	2,000	2,000
		23,063
Total Floating Rate Notes (Cost $30,263)		30,263
Repurchase Agreements (52.3%)
BNP Paribas Prime Brokerage, Inc., (0.61% (c), dated 12/23/19, due 6/22/20; proceeds $2,006; fully collateralized by various Corporate Bonds, 5.63% - 10.75% due 10/15/22 - 4/8/68 (d); valued at $2,227) (Demand 4/1/20)	2,000	2,000
JP Morgan Securities LLC, (0.02%, dated 3/31/20, due 4/1/20; proceeds $21,000; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 8/1/25 - 3/20/50; valued at $21,630)	21,000	21,000
Wells Fargo Securities LLC, (Interest in $1,165,000 joint repurchase agreement, 0.02% dated 3/31/20 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,165,001 on 4/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 02/20/50 (d); valued at $1,199,950)	21,000	21,000
Total Repurchase Agreements (Cost $44,000)		44,000
Time Deposit (4.2%)
International Bank (4.2%)
Mizuho Bank Ltd.
0.05%, 4/1/20 (Cost $3,500)	3,500	3,500
Total Investments (98.9%) (Cost $83,098) (e)		83,098
Other Assets in Excess of Liabilities (1.1%)		964
Net Assets (100.0%)		$84,062

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	53.0%
Floating Rate Notes	36.4
Corporate Bonds	5.3
Other*	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Liquid Assets Prime Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $83,098)(1)	$83,098
Cash	925
Interest Receivable	66
Due from Adviser	26
Prepaid Offering Costs	21
Other Assets	35
Total Assets	84,171
Liabilities:
Payable for Offering Costs	71
Payable for Professional Fees	24
Payable for Fund Shares Redeemed	2
Payable for Transfer Agency Fees	1
Payable for Custodian Fees	—	@
Payable for Shareholder Services Fees — Class A	—	@
Other Liabilities	11
Total Liabilities	109
Net Assets	$84,062
Net Assets Consist of:
Paid-in-Capital	$84,092
Total Accumulated Loss	(30)
Net Assets	$84,062
Wealth Class:
Net Assets	$61,591
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	61,613,755
Net Asset Value, Offering and Redemption Price Per Share	$1.00
Advisory Class:
Net Assets	$22,370
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	22,376,366
Net Asset Value, Offering and Redemption Price Per Share	$1.00
CLASS A:
Net Assets	$101
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	101,360
Net Asset Value, Offering and Redemption Price Per Share	$1.00
(1) Including: Repurchase Agreements, at Value	$44,000

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Liquid Assets Prime Portfolio

Statement of Operations	Six Months Ended March 31, 2020 (000)
Investment Income:
Interest	$728
Expenses:
Offering Costs	66
Advisory Fees (Note B)	61
Professional Fees	33
Administration Fees (Note C)	20
Custodian Fees (Note F)	7
Shareholder Reporting Fees	7
Registration and Filing Fees	5
Transfer Agency Fees (Note E)	3
Pricing Fees	2
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Other Expenses	6
Total Expenses	211
Waiver of Advisory Fees (Note B)	(61)
Expenses Reimbursed by Adviser (Note B)	(50)
Waiver of Administration Fees (Note C)	(20)
Net Expenses	80
Net Investment Income	648
Realized Loss:
Investments Sold	(31)
Net Increase in Net Assets Resulting from Operations	$617

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Liquid Assets Prime Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2020 (unaudited) (000)	Period from May 29, 2019^ to September 30, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$648	$376
Net Realized Gain (Loss)	(31)	1
Net Increase in Net Assets Resulting from Operations	617	377
Dividends and Distributions to Shareholders:
Wealth Class	(482)	(225)
Advisory Class	(165)	(150)
Class A	(1)	(1)
Total Dividends and Distributions to Shareholders	(648)	(376)
Capital Share Transactions:(1)
Wealth Class:
Subscribed	79,911	30,000
Distributions Reinvested	482	225
Redeemed	(49,004)	(— @)
Advisory Class:
Subscribed	2,427	19,900
Distributions Reinvested	165	150
Redeemed	(266)	—
Class A:
Subscribed	—	100
Distributions Reinvested	1	1
Net Increase in Net Assets Resulting from Capital Share Transactions	33,716	50,376
Total Increase in Net Assets	33,685	50,377
Net Assets:
Beginning of Period	50,377	—
End of Period	$84,062	$50,377
(1) Capital Share Transactions:
Wealth Class:
Shares Subscribed	79,911	30,000
Shares Issued on Distributions Reinvested	482	225
Shares Redeemed	(49,004)	(— @@)
Net Increase in Wealth Class Shares Outstanding	31,389	30,225
Advisory Class:
Shares Subscribed	2,427	19,900
Shares Issued on Distributions Reinvested	165	150
Shares Redeemed	(266)	—
Net Increase in Advisory Class Shares Outstanding	2,326	20,050
Class A:
Shares Subscribed	—	100
Shares Issued on Distributions Reinvested	1	1
Net Increase in Class A Shares Outstanding	1	101

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Liquid Assets Prime Portfolio

	Wealth Class
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from May 29, 2019(1) to September 30, 2019
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income(2)	0.008		0.007
Distributions from and/or in Excess of:
Net Investment Income	(0.008)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(3)	0.82	%(4)	0.75	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61,591		$30,226
Ratio of Expenses Before Expense Limitation	0.52	%(5)	0.84	%(5)
Ratio of Expenses After Expense Limitation	0.20	%(5)	0.23	%(5)
Ratio of Net Investment Income	1.60	%(5)	2.20	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Liquid Assets Prime Portfolio

	Advisory Class
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from May 29, 2019(1) to September 30, 2019
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income(2)	0.008		0.007
Distributions from and/or in Excess of:
Net Investment Income	(0.008)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(3)	0.82	%(4)	0.75	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,370		$20,050
Ratio of Expenses Before Expense Limitation	0.52	%(5)	0.84	%(5)
Ratio of Expenses After Expense Limitation	0.20	%(5)	0.23	%(5)
Ratio of Net Investment Income	1.60	%(5)	2.20	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Liquid Assets Prime Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2020 (unaudited)		Period from May 29, 2019(1) to September 30, 2019
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income(2)	0.007		0.007
Distributions from and/or in Excess of:
Net Investment Income	(0.007)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(3)	0.69	%(4)	0.67	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$101		$101
Ratio of Expenses Before Expense Limitation	0.78	%(5)	1.09	%(5)
Ratio of Expenses After Expense Limitation	0.45	%(5)	0.48	%(5)
Ratio of Net Investment Income	1.36	%(5)	1.95	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Liquid Assets Prime Portfolio. The Fund seeks preservation of capital, daily liquidity and maximum current income. The Fund offers three classes of shares — Wealth Class, Advisory Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Commercial Paper	$—	$897	$—	$897
Corporate Bonds	—	4,438	—	4,438
Floating Rate Notes	—	30,263	—	30,263
Repurchase Agreements	—	44,000	—	44,000
Time Deposit	—	3,500	—	3,500
Total Short-Term Investments	—	83,098	—	83,098
Total Assets	$—	$83,098	$—	$83,098

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.15% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23% for Wealth Class shares, 0.23% for Advisory Class shares and 0.48% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2020, approximately $61,000 of advisory fees were waived and approximately $50,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. The Administrator has also agreed to reduce its administration fees to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2020.

For the six months ended March 31, 2020, approximately $20,000 of administration fees were waived.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A shares.

The Distributor has agreed to reduce its distribution fees to enable the Fund to maintain a minimum level of daily net investment income.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2019, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2019 was as follows:

2019 Distributions Paid From: Ordinary Income (000)
$376

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2019.

At September 30, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$34	$—

I. Other: At March 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.1%.

J. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

16

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

17

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/moneymarketfundsshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/moneymarketfundsshareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/moneymarketfundsshareholderreports or call toll free 1 (800) 548-7786.

19

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLAPSAN
3055805 EXP 05.31.21

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Privacy Notice	21
Trustee and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Senior Loan Portfolio (the "Fund") performed during the period beginning January 31, 2020 (when the Fund commenced operations) and ended March 31, 2020.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2020

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Expense Example (unaudited)

Senior Loan Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/31/20-3/31/20.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/20	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Senior Loan Portfolio Class I^	$1,000.00	$875.10	$1,007.10	$1.03	$1.10	0.67%
Senior Loan Portfolio Class A^	1,000.00	874.80	1,006.43	1.66	1.78	1.08
Senior Loan Portfolio Class C^	1,000.00	874.30	1,005.25	2.77	2.96	1.80
Senior Loan Portfolio Class IS^	1,000.00	875.10	1,007.15	0.98	1.05	0.64

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 60/366 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on January 31, 2020.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.6%)
Corporate Bonds (15.3%)
Communications (4.9%)
Altice France SA 7.38%, 5/1/26 (a)	$250	$250
CSC Holdings LLC 5.50%, 4/15/27 (a)	250	260
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/26 (a)	500	409
iHeartCommunications, Inc. 4.75%, 1/15/28 (a)	500	453
LCPR Senior Secured Financing DAC 6.75%, 10/15/27 (a)	500	495
MDC Partners, Inc. 6.50%, 5/1/24 (a)	350	265
		2,132
Consumer, Cyclical (2.2%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23 (a)	175	141
New Home Co., Inc. (The) 7.25%, 4/1/22	250	215
Station Casinos LLC 4.50%, 2/15/28 (a)	500	409
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/25 (a)	250	207
		972
Consumer, Non-Cyclical (1.7%)
Garda World Security Corp. 4.63%, 2/15/27 (a)	375	338
Sotheby's 7.38%, 10/15/27 (a)	500	401
		739
Energy (0.3%)
Global Partners LP/GLP Finance Corp. 7.00%, 8/1/27	175	133
Finance (1.6%)
iStar, Inc. 4.75%, 10/1/24	250	212
Oaktree Specialty Lending Corp. 3.50%, 2/25/25	250	225
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/22 (a)	250	243
		680
Industrials (4.1%)
Berry Global, Inc. 5.13%, 7/15/23	500	505
Bombardier, Inc. 6.13%, 1/15/23 (a)	200	142
Cleaver-Brooks, Inc. 7.88%, 3/1/23 (a)	150	126
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24 (a)	500	464
	Face Amount (000)	Value (000)
Triumph Group, Inc. 6.25%, 9/15/24 (a)	$250	$224
TTM Technologies, Inc. 5.63%, 10/1/25 (a)	400	340
		1,801
Utilities (0.5%)
Calpine Corp. 5.25%, 6/1/26 (a)	250	239
		6,696
Variable Rate Senior Loan Interests (84.3%)
Basic Materials (3.5%)
Chemours Company (The), Term Loan B2 3 Month USD LIBOR + 1.75%, 2.74%, 4/3/25 (b)	499	461
Cyanco Intermediate Corp., 2020 Term Loan B 3/16/25 (c)	499	429
Innophos, Inc., 2020 Term Loan B 1 Month USD LIBOR + 3.75%, 4.76%, 2/4/27 (b)	750	647
		1,537
Communications (16.6%)
Abg Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan 9/27/24 (c)	750	604
Block Communications, Inc., 2020 Term Loan 3 Month LIBOR + 2.25%, 3.70%, 2/11/27 (b)	500	495
CenturyLink, Inc., 2020 Term Loan B 1 Month USD LIBOR + 2.25%, 3.24%, 3/15/27 (b)	499	469
Clear Channel Outdoor Holdings I, Term Loan B 8/21/26 (c)	499	424
Cogeco Communications (USA) II L.P., Term Loan B 1 Month USD LIBOR + 2.00%, 2.99%, 1/3/25 (b)	499	473
Coral — US Co — Borrower LLC, 2020 Term Loan B5 1/31/28 (c)	500	474
Diamond Sports Group, LLC, Term Loan 1 Month USD LIBOR + 3.25%, 4.18%, 8/24/26 (b)	499	392
Digicel International Finance Ltd., Term Loan B 5/28/24 (c)	249	197
Hargray Communications Group, Inc., 2017 Term Loan B 1 Month USD LIBOR + 3.00%, 4.00%, 5/16/24 (b)	249	221
Level 3 Financing Inc., 2019 Term Loan B 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/27 (b)	250	236

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Communications (cont'd)
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan 3 Month USD LIBOR + 3.25%, 4.70%, 10/20/25 (b)	$499	$316
Nexstar Broadcasting, Inc., 2019 Term Loan B4 9/18/26 (c)	241	227
PUG LLC, USD Term Loan 1 Month USD LIBOR + 3.50%, 4.49%, 1/29/27 (b)	698	607
Sprint Communications, Inc., 1st Lien Term Loan B 1 Month USD LIBOR + 2.50%, 3.50%, 2/2/24 (b)	748	745
Univision Communications, Inc., Term Loan C5 3/15/24 (c)	492	423
Virgin Media Bristol LLC, USD Term Loan N 1 Month USD LIBOR + 2.50%, 3.20%, 1/31/28 (b)	500	466
Ziggo Financing Partnership, USD Term Loan I 1 Month USD LIBOR + 2.50%, 3.20%, 4/30/28 (b)	500	478
		7,247
Consumer, Cyclical (18.8%)
1011778 B.C. Unlimited Liability Company, Term Loan B4 1 Month USD LIBOR + 1.75%, 2.74%, 11/19/26 (b)	249	231
Allegiant Travel Company, 2020 Term Loan 1 Month USD LIBOR + 3.00%, 4.71%, 2/5/24 (b)	500	406
Allsup's Convenience Stores Inc, Term Loan B3 1 Month USD LIBOR + 6.25%, 7.18%, 11/18/24 (b)	691	581
American Airlines, Inc., 2017 Replacement Term Loan 1 Month USD LIBOR + 1.75%, 2.94%, 1/29/27 (b)	500	415
American Builders Contractor, 2019 Term Loan 1/15/27 (c)	399	381
Aramark Services, Inc., 2019 Term Loan B4 1 Month USD LIBOR + 1.75%, 2.74%, 1/15/27 (b)	500	468
Burlington Coat Factory Warehouse Corporation, 2017 Term Loan B5 1 Month USD LIBOR + 1.75%, 2.55%, 11/17/24 (b)	1,000	965
Carrols Restaurant Group, Inc., Term Loan B 3 Month USD LIBOR + 3.25%, 4.21%, 4/30/26 (b)	499	367
	Face Amount (000)	Value (000)
Core & Main LP, 2017 Term Loan B 3 Month USD LIBOR + 2.75%, 4.33%, 8/1/24 (b)	$499	$446
Delta 2 (LUX) S.a.r.l., Term Loan B 3 Month USD LIBOR + 2.50%, 3.50%, 2/1/24 (b)	500	451
Golden Nugget, Inc., 2017 Incremental Term Loan B 1 Month USD LIBOR + 2.50%, 3.49% - 3.70%, 10/4/23 (b)	548	431
Harbor Freight Tools USA, Inc., 2018 Term Loan B 3 Month USD LIBOR + 2.50%, 3.49%, 8/18/23 (b)	500	459
IRB Holding Corp., 2020 Term Loan B 2/5/25 (c)	500	391
Lions Gate Capital Holdings LLC, 2018 Term Loan B 3 Month USD LIBOR + 2.25%, 3.24%, 3/24/25 (b)	748	682
Party City Holdings Inc., 2018 Term Loan B 3 Month USD LIBOR + 2.50%, 3.49% - 4.10%, 8/19/22 (b)	498	255
Playa Resorts Holding BV, 2017 Term Loan B 4/29/24 (c)	748	521
Scientific Games International, Inc., 2018 Term Loan B5 3 Month USD LIBOR + 2.75%, 3.74% - 4.37%, 8/14/24 (b)	499	405
Truck Hero, Inc., 1st Lien Term Loan 3 Month USD LIBOR + 3.75%, 4.74%, 4/22/24 (b)	499	385
		8,240
Consumer, Non-Cyclical (18.6%)
Acadia Healthcare Company, Inc., 2018 Term Loan B4 3 Month USD LIBOR + 2.50%, 3.49%, 2/16/23 (b)	499	462
Agiliti Health, Inc, Term Loan B 3 Month USD LIBOR + 3.00%, 4.44%, 1/4/26 (b)	499	481
AVSC Holding Corp., Incremental Term Loan B 1 Month USD LIBOR + 4.50%, 6.20%, 10/15/26 (b)	500	313
Bausch Health Companies Inc., 2018 Term Loan B 3 Month USD LIBOR + 3.00%, 3.61%, 6/2/25 (b)	487	466
Creative Artists Agency, LLC, 2019 Term Loan B 1 Month USD LIBOR + 3.75%, 4.74%, 11/27/26 (b)	499	440

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
DaVita, Inc., 2020 Term Loan B 1 Month USD LIBOR + 1.75%, 2.74%, 8/12/26 (b)	$249	$239
EyeCare Partners, LLC, 2020 Term Loan 1 Month USD LIBOR + 3.75%, 4.82%, 2/5/27 (b)	324	266
EyeCare Partners, LLC, 2020 Delayed Draw Term Loan 0.50%, 2/18/27 (d)	76	62
Froneri International Ltd., 2020 USD Term Loan 1 Month USD LIBOR + 2.25%, 3.24%, 1/29/27 (b)	500	480
Gentiva Health Services, Inc., 2020 Term Loan 1 Month USD LIBOR + 3.25%, 4.25%, 7/2/25 (b)	500	472
Grifols Worldwide Operations Ltd., 2019 Term Loan B 11/15/27 (c)	250	239
HCA, Inc., Term Loan B12 3/13/25 (c)	500	479
Hearthside Food Solutions, LLC, 2018 Term Loan B 3 Month USD LIBOR + 3.69%, 4.68%, 5/23/25 (b)	748	635
Jaguar Holding Company II, 2018 Term Loan 3 Month USD LIBOR + 2.50%, 3.50%, 8/18/22 (b)	748	721
Lineage Logistics Holdings, LLC, 2018 Term Loan 3 Month USD LIBOR + 3.00%, 4.00%, 2/27/25 (b)	498	472
Mister Car Wash Holdings, Inc., 2019 Term Loan B 1 Month USD LIBOR + 3.25%, 3.86%, 5/14/26 (b)	394	331
Mister Car Wash Holdings, Inc., 2019 Delayed Draw Term Loan 1 Month USD LIBOR + 3.25%, 3.86%, 5/14/26 (b)	5	4
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan 3 Month USD LIBOR + 2.75%, 3.74%, 2/14/25 (b)	499	417
Pearl Intermediate Parent LLC, 2018 Incremental Term Loan 3 Month USD LIBOR + 3.25%, 4.24%, 2/14/25 (b)	150	125
Surgery Center Holdings, Inc., 2017 Term Loan B 3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (b)	748	580
	Face Amount (000)	Value (000)
TMS International Corp., 2018 Term Loan B2 3 Month USD LIBOR + 2.75%, 3.75% - 4.53%, 8/14/24 (b)	$499	$439
		8,123
Energy (2.2%)
Blackstone CQP Holdco LP, Term Loan B 3 Month USD LIBOR + 3.50%, 4.62%, 9/30/24 (b)	499	398
Lower Cadence Holdings LLC, Term Loan B 3 Month USD LIBOR + 4.00%, 4.99%, 5/22/26 (b)	499	304
Medallion Midland Acquisition, LLC, 1st Lien Term Loan 3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (b)	499	284
		986
Finance (5.4%)
Blackstone Mortgage Trust, Inc., 2019 New Term Loan 1 Month USD LIBOR + 2.25%, 3.24%, 4/23/26 (b)	499	436
Brookfield Property REIT Inc., Term Loan B 3 Month USD LIBOR + 2.50%, 3.49%, 8/27/25 (b)	499	357
Citadel Securities LP, 2020 Term Loan B 1 Month USD LIBOR + 2.75%, 3.74%, 2/27/26 (b)	249	227
Hub International Limited, 2018 Term Loan B 3 Month USD LIBOR + 2.75%, 4.20% - 4.55%, 4/25/25 (b)	499	470
Jefferies Finance LLC, 2019 Term Loan 1 Month USD LIBOR + 3.25%, 4.25%, 6/3/26 (b)	499	418
Sedgwick Claims Management Services, Inc., 2018 Term Loan B 3 Month USD LIBOR + 3.25%, 4.24%, 12/31/25 (b)	499	446
		2,354
Industrials (11.9%)
ACProducts, Inc., 2020 Term Loan B 1 Month USD LIBOR + 6.50%, 8.19%, 8/18/25 (b)	125	114
Berry Global, Inc., 2019 Term Loan Y 7/1/26 (c)	499	477
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan 3 Month USD LIBOR + 4.25%, 5.70% - 6.12%, 6/21/24 (b)	399	324

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
CPG International Inc., 2017 Term Loan 3 Month USD LIBOR + 3.75%, 5.93%, 5/5/24 (b)	$250	$212
Flex Acquisition Company, Inc., 1st Lien Term Loan 3 Month USD LIBOR + 3.00%, 4.58% - 4.91%, 12/29/23 (b)	500	460
Generac Power Systems, Inc., 2019 Term Loan B 1 Month USD LIBOR + 1.75%, 2.73%, 12/13/26 (b)	500	481
Ingersoll-Rand Services Company 2020 USD Spinco Term Loan 1 Month USD LIBOR + 1.75%, 2.74%, 3/1/27 (b)	250	237
NCI Building Systems, Inc., 2018 Term Loan 3 Month USD LIBOR + 3.75%, 4.56%, 4/12/25 (b)	748	641
Plastipak Packaging, Inc., 2018 Term Loan B 3 Month USD LIBOR + 2.50%, 3.49%, 10/14/24 (b)	250	228
Quikrete Holdings, Inc., 2016 1st Lien Term Loan 1 Month USD LIBOR + 2.50%, 3.49%, 2/1/27 (b)	499	461
Reynolds Group Holdings, Inc., 2017 Term Loan 2/5/23 (c)	249	237
Titan Acquisition Ltd., 2018 Term Loan B 3/28/25 (c)	249	208
TransDigm, Inc., 2020 Term Loan F 1 Month USD LIBOR + 2.25%, 3.24%, 12/9/25 (b)	499	460
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 3 Month USD LIBOR + 3.25%, 4.32% - 4.70%, 10/17/24 (b)	499	419
XPO Logistics, Inc., 2018 Refinancing Term Loan 2/24/25 (c)	250	239
		5,198
Technology (6.1%)
DCert Buyer, Inc., 2019 Term Loan B 3 Month USD LIBOR + 4.00%, 4.99%, 10/16/26 (b)	250	225
Dell International LLC, 2019 Term Loan B 1 Month USD LIBOR + 2.00%, 2.68%, 9/19/25 (b)	500	480
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan 3 Month USD LIBOR + 3.00%, 4.26% - 4.76%, 11/3/23 (b)	250	221
	Face Amount (000)	Value (000)
RP Crown Parent, LLC, 2016 Term Loan B 3 Month USD LIBOR + 2.75%, 3.74%, 10/12/23 (b)	$499	$479
Surf Holdings LLC, USD Term Loan 3/5/27 (c)	500	449
Verifone Systems, Inc., 2018 1st Lien Term Loan 3 Month USD LIBOR + 4.00%, 5.69%, 8/20/25 (b)	500	328
VS Buyer, LLC, Term Loan B 2/28/27 (c)	500	482
		2,664
Utilities (1.2%)
Calpine Corporation, Term Loan B5 1 Month USD LIBOR + 2.25%, 3.24%, 1/15/24 (b)	549	530
		36,879
Total Fixed Income Securities (Cost $50,024)		43,575
	Shares
Short-Term Investment (16.6%)
Investment Company (16.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $7,281)	7,281,392	7,281
Total Investments (116.2%) (Cost $57,305) (e)		50,856
Liabilities in Excess of Other Assets (–16.2%)		(7,077)
Net Assets (100.0%)		$43,779

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Unsettled Position. The contract rate does not take effect until settlement date.

(d)  In addition to the term loan, the fund has an unfunded loan commitment of approximately $62,000, which could be extended at the option of the borrower. As of March 31, 2020, EyeCare Partners, LLC, did not draw down any of the commitment.

(e)  At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $39,000 and the aggregate gross unrealized depreciation is approximately $6,488,000, resulting in net unrealized depreciation of approximately $6,449,000.

LIBOR  London Interbank Offered Rate.

REIT  Real Estate Investment Trust.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Variable Rate Senior Loan Interests	72.5%
Short-Term Investment	16.4
Other	11.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Senior Loan Portfolio

Statement of Assets and Liabilities	March 31, 2020 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $50,024)	$43,575
Investment in Security of Affiliated Issuer, at Value (Cost $7,281)	7,281
Total Investments in Securities, at Value (Cost $57,305)	50,856
Receivable for Investments Sold	560
Interest Receivable	252
Prepaid Offering Costs	140
Due from Adviser	23
Receivable from Affiliate	10
Other Assets	7
Total Assets	51,848
Liabilities:
Payable for Investments Purchased	7,778
Payable for Offering Costs	166
Payable for Professional Fees	33
Payable for Administration Fees	3
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	88
Total Liabilities	8,069
Net Assets	$43,779
Net Assets Consist of:
Paid-in-Capital	$50,062
Total Accumulated Loss	(6,283)
Net Assets	$43,779
CLASS I:
Net Assets	$43,752
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,003,341
Net Asset Value, Offering and Redemption Price Per Share	$8.74
CLASS A:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,001
Net Asset Value, Redemption Price Per Share	$8.74
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.29
Maximum Offering Price Per Share	$9.03
CLASS C:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$8.74
CLASS IS:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,001
Net Asset Value, Offering and Redemption Price Per Share	$8.75

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020 (unaudited)

Senior Loan Portfolio

Statement of Operations	Period from January 31, 2020^ to March 31, 2020 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$231
Dividends from Security of Affiliated Issuer (Note G)	50
Total Investment Income	281
Expenses:
Advisory Fees (Note B)	47
Professional Fees	33
Offering Costs	27
Shareholder Reporting Fees	6
Administration Fees (Note C)	6
Custodian Fees (Note F)	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Trustees' Fees and Expenses	—	@
Pricing Fees	—	@
Other Expenses	2
Total Expenses	122
Waiver of Advisory Fees (Note B)	(47)
Expenses Reimbursed by Adviser (Note B)	(16)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Net Expenses	53
Net Investment Income	228
Realized Gain:
Investments Sold	—	@
Change in Unrealized Appreciation (Depreciation):
Investments	(6,449)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(6,449)
Net Decrease in Net Assets Resulting from Operations	$(6,221)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Senior Loan Portfolio

Statement of Changes in Net Assets	Period from January 31, 2020^ to March 31, 2020 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$228
Net Realized Gain	—	@
Net Change in Unrealized Appreciation (Depreciation)	(6,449)
Net Decrease in Net Assets Resulting from Operations	(6,221)
Dividends and Distributions to Shareholders:
Class I	(62)
Class A	(—	@)
Class C	(—	@)
Class IS	(—	@)
Total Dividends and Distributions to Shareholders	(62)
Capital Share Transactions:(1)
Class I:
Subscribed	49,970
Distributions Reinvested	62
Class A:
Subscribed	10
Distributions Reinvested	—	@
Class C:
Subscribed	10
Distributions Reinvested	—	@
Class IS:
Subscribed	10
Distributions Reinvested	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	50,062
Total Increase in Net Assets	43,779
Net Assets:
Beginning of Period	—
End of Period	$43,779
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,997
Shares Issued on Distributions Reinvested	6
Net Increase in Class I Shares Outstanding	5,003
Class A:
Shares Subscribed	1
Shares Issued on Distributions Reinvested	—	@@
Net Increase in Class A Shares Outstanding	1
Class C:
Shares Subscribed	1
Shares Issued on Distributions Reinvested	—	@@
Net Increase in Class C Shares Outstanding	1
Class IS:
Shares Subscribed	1
Shares Issued on Distributions Reinvested	—	@@
Net Increase in Class IS Shares Outstanding	1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Senior Loan Portfolio

	Class I
Selected Per Share Data and Ratios	Period from January 31, 2020(1) to March 31, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Loss	(1.30)
Total from Investment Operations	(1.25)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)
Net Asset Value, End of Period	$8.74
Total Return(3)	(12.49	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,752
Ratio of Expenses Before Expense Limitation	1.56	%(6)
Ratio of Expenses After Expense Limitation	0.67	%(4)(6)
Ratio of Net Investment Income	2.93	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.08	%(6)
Portfolio Turnover Rate	4	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Senior Loan Portfolio

	Class A
Selected Per Share Data and Ratios	Period from January 31, 2020(1) to March 31, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04
Net Realized and Unrealized Loss	(1.29)
Total from Investment Operations	(1.25)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)
Net Asset Value, End of Period	$8.74
Total Return(3)	(12.52	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses Before Expense Limitation	16.86	%(6)
Ratio of Expenses After Expense Limitation	1.08	%(4)(6)
Ratio of Net Investment Income	2.53	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.08	%(6)
Portfolio Turnover Rate	4	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Senior Loan Portfolio

	Class C
Selected Per Share Data and Ratios	Period from January 31, 2020(1) to March 31, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(1.29)
Total from Investment Operations	(1.26)
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)
Net Asset Value, End of Period	$8.74
Total Return(4)	(12.57	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses Before Expense Limitation	17.58	%(7)
Ratio of Expenses After Expense Limitation	1.80	%(5)(7)
Ratio of Net Investment Income	1.81	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.08	%(7)
Portfolio Turnover Rate	4	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Financial Highlights

Senior Loan Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from January 31, 2020(1) to March 31, 2020 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Loss	(1.29)
Total from Investment Operations	(1.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)
Net Asset Value, End of Period	$8.75
Total Return(3)	(12.49	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses Before Expense Limitation	16.57	%(6)
Ratio of Expenses After Expense Limitation	0.64	%(4)(6)
Ratio of Net Investment Income	2.96	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.08	%(6)
Portfolio Turnover Rate	4	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of eleven separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Senior Loan Portfolio. The Fund seeks a high level of current income.

The Fund commenced operations on January 31, 2020 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,696	$—	$6,696
Variable Rate Senior Loan Interests	—	36,879	—	36,879
Total Fixed Income Securities	—	43,575	—	43,575
Short-Term Investment
Investment Company	7,281	—	—	7,281
Total Assets	$7,281	$43,575	$—	$50,856

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Senior Loans: Senior Loans are loans made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and geographic regions, although most Senior Loans are made to borrowers that are organized or located in the U.S. Senior Loans generally are negotiated between a borrower and several financial institution lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The Fund may purchase assignments of portions of Senior Loans from third parties and may invest in participations in Senior Loans. Senior Loans also may take the form of debt obligations of borrowers issued directly to investors in the form of debt securities (i.e., Senior Notes).

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement. Assignments may, however, be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

When the Fund purchases a participation in a Senior Loan, the Fund will usually have a contractual relationship only with the lender selling the participation and not with the borrower. The Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation. In the event of insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.60%	0.55%	0.50%

For the six months ended March 31, 2020, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended March 31, 2020, approximately $47,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company, Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended March 31, 2020, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $51,611,000 and $1,584,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended March 31, 2020.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended March 31, 2020, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the period ended March 31, 2020 is as follows:

Affiliated Investment Company	Value January 31, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$50,029	$42,748	$50
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2020 (000)
Liquidity Funds	$—	$—	$7,281

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Notes to Financial Statements (unaudited) (cont'd)

Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Other: At March 31, 2020, the Fund did not have record owners of 10% or greater.

J. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

20

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes—information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSLSAN
3055782 EXP 05.31.21

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2020